AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 157.4%
COMMON STOCKS - 76.9%
Australia - 1.1%
Ampol Ltd. (2)(a) 1,919 35,495
Aristocrat Leisure Ltd. (2)(a) 13,063 275,454
BHP Group Ltd. (2)(a) 1,911 47,504
BlueScope Steel Ltd. (2)(a) 24,357 236,547
Fortescue Metals Group Ltd. (2)(a) 15,871 170,381
Harvey Norman Holdings Ltd. (2)(a) 61,937 160,227
JB Hi-Fi Ltd. (2)(a) 5,346 129,376
Qube Holdings Ltd. (2)(a) 7,629 12,113
Rio Tinto plc (2)(a) 534 28,893
Santos Ltd. (2)(a) 3,284 15,171
Sonic Healthcare Ltd. (2)(a) 1,696 33,081
Tabcorp Holdings Ltd. (2)(a) 29,182 17,500
Treasury Wine Estates Ltd. (2)(a) 14,332 115,320
Woodside Energy Group Ltd. (2) 6,462 132,028
Worley Ltd. (2)(a) 27,253 222,185
1,631,275
—
Belgium - 0.3%
Ageas SA/NV (2)(a) 3,327 121,341
Elia Group SA/NV (2)(a) 350 41,185
Etablissements Franz Colruyt NV
(2)(a) 2,986 65,637
Solvay SA (2)(a) 2,927 226,615
Umicore SA (2)(a) 650 19,082
473,860
—
Brazil - 0.2%
Yara International ASA (2) 8,404 294,940
Canada - 4.1%
ARC Resources Ltd. (a) 3,846 46,190
Atco Ltd., Class I (a) 2,069 63,582
Bank of Montreal (a) 525 46,014
Canadian Natural Resources Ltd.
(a) 8,814 410,280
Canadian Tire Corp. Ltd., Class A
(a) 2,752 292,961
Cenovus Energy, Inc. (a) 2,019 31,015
CGI, Inc. *(a) 1,526 114,879
CI Financial Corp. (a) 6,799 65,167
Cogeco Communications, Inc. (a) 193 10,075
Empire Co. Ltd., Class A (a) 6,350 157,951
Fairfax Financial Holdings Ltd. (a) 131 59,830
Hydro One Ltd. (a)(b) 4,360 106,621
iA Financial Corp., Inc. (a) 2,412 122,560
IGM Financial, Inc. (a) 1,918 47,792
Imperial Oil Ltd. (a) 7,886 341,450
Intact Financial Corp. (a) 291 41,183
Keyera Corp. (a) 2,274 46,818
Magna International, Inc. (a) 4,423 209,823
Manulife Financial Corp. (a) 21,828 342,586
MEG Energy Corp. * 8,445 94,516
National Bank of Canada (a) 1,664 104,296
Northland Power, Inc. (a) 3,357 98,303
Quebecor, Inc., Class B (a) 8,435 155,529
Ritchie Bros Auctioneers, Inc. (a) 897 56,047
SSR Mining, Inc. (a) 878 12,909
Stantec, Inc. (a) 2,643 115,910
INVESTMENTS SHARES VALUE ($)
Canada - 4.1% (continued)
Suncor Energy, Inc. (a) 15,134 426,186
Teck Resources Ltd., Class B (a) 14,186 431,430
TFI International, Inc. (a) 3,445 311,767
Thomson Reuters Corp. (a) 1,651 169,480
TMX Group Ltd. (a) 1,368 125,832
Toromont Industries Ltd. (a) 476 33,136
Tourmaline Oil Corp. (a) 14,446 750,773
West Fraser Timber Co. Ltd. (a) 4,233 306,225
Whitecap Resources, Inc. (a) 27,859 176,268
5,925,384
—
Chile - 0.0% (c)
Lundin Mining Corp. 2,279 11,516
China - 0.6%
NXP Semiconductors NV 587 86,588
Wilmar International Ltd. (2) 118,000 313,926
Yangzijiang Shipbuilding Holdings
Ltd. (2) 691,300 493,528
894,042
—
Colombia - 0.0% (c)
Millicom International Cellular SA,
SDR (2)* 2,682 30,803
Denmark - 0.9%
AP Moller - Maersk A/S, Class B
(2)(a) 309 561,523
Carlsberg A/S, Class B (2)(a) 1,926 225,220
Danske Bank A/S (2)(a) 15,924 198,201
Genmab A/S (2)*(a) 88 28,310
H Lundbeck A/S (2)(a) 3,015 9,663
ISS A/S (2)*(a) 7,826 120,647
Jyske Bank A/S (Registered) (2)*(a) 830 43,195
Pandora A/S (2)(a) 4,091 191,321
ROCKWOOL A/S, Class B (2)(a) 58 9,149
1,387,229
—
Finland - 0.2%
Kesko OYJ, Class B (2)(a) 8,792 164,032
Nokian Renkaat OYJ (2)(a) 1,137 10,945
Valmet OYJ (2)(a) 4,990 100,879
275,856
—
France - 2.7%
Amundi SA (2)(a)(b) 420 17,485
Atos SE (2)* 8,764 69,283
AXA SA (2)(a) 15,317 334,415
BNP Paribas SA (2)(a) 11,163 471,517
Carrefour SA (2)(a) 19,249 266,966
Cie de Saint-Gobain (2)(a) 10,212 365,136
Eiffage SA (2)(a) 385 30,874
Electricite de France SA (2)(a) 42,592 493,959
Eutelsat Communications SA (2)(a) 1,307 10,096
Publicis Groupe SA (2)(a) 419 19,853
Renault SA (2)*(a) 9,991 270,317
Rexel SA (2)(a) 13,704 205,379
Rubis SCA (2)(a) 4,050 84,281
Societe Generale SA (2)(a) 23,595 466,617
Sodexo SA (2)(a) 231 17,348

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 2.7% (continued)
TotalEnergies SE (2)(a) 17,785 834,375
3,957,901
—
Germany - 2.7%
Allianz SE (Registered) (2)(a) 982 154,699
Aurubis AG (2)(a) 1,441 75,227
BASF SE (2)(a) 606 23,257
Bayerische Motoren Werke AG (2)
(a) 5,394 365,592
Brenntag SE (2)(a) 2,086 126,103
Commerzbank AG (2)*(a) 24,043 171,162
Covestro AG (2)(a)(b) 4,630 132,379
Deutsche Bank AG (Registered)
(2)(a) 33,965 251,476
Deutsche Post AG (Registered) (2)
(a) 10,725 323,248
E.ON SE (2)(a) 33,953 260,853
Freenet AG (2)(a) 1,628 30,853
Hannover Rueck SE (2)(a) 203 30,431
HeidelbergCement AG (2)(a) 11,259 444,777
HOCHTIEF AG (2)(a) 495 23,431
K+S AG (Registered) (2)(a) 9,468 179,295
Mercedes-Benz Group AG (2)(a) 6,876 347,699
METRO AG (2)(a) 661 4,608
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,982 717,830
ProSiebenSat.1 Media SE (2)(a) 4,624 32,761
Rheinmetall AG (2)(a) 982 151,196
TUI AG (2)* 28,015 33,337
Uniper SE (2)(a) 7,437 28,069
Volkswagen AG (Preference) (2)(a) 103 12,586
3,920,869
—
Italy - 1.1%
Assicurazioni Generali SpA (2)(a) 22,095 301,692
Banco BPM SpA (2)(a) 51,404 134,412
Hera SpA (2)(a) 10,818 22,987
Italgas SpA (2)(a) 5,586 25,940
Leonardo SpA (2)(a) 66,085 467,909
Poste Italiane SpA (2)(a)(b) 19,741 149,143
UniCredit SpA (2)(a) 37,524 379,896
Unipol Gruppo SpA (2)(a) 35,733 138,786
1,620,765
—
Japan - 13.3%
AGC, Inc. (2)(a) 13,100 407,827
Air Water, Inc. (2)(a) 5,500 64,964
Aisin Corp. (2)(a) 4,300 110,681
Alfresa Holdings Corp. (2)(a) 1,000 11,655
Amada Co. Ltd. (2)(a) 22,500 152,885
Asahi Kasei Corp. (2)(a) 32,400 214,725
Astellas Pharma, Inc. (2)(a) 2,000 26,495
Bridgestone Corp. (2)(a) 3,200 103,491
Brother Industries Ltd. (2)(a) 10,800 186,587
Chiba Bank Ltd. (The) (2)(a) 19,800 107,224
Chubu Electric Power Co., Inc. (2)
(a) 7,300 65,653
Concordia Financial Group Ltd. (2)
(a) 7,000 21,724
INVESTMENTS SHARES VALUE ($)
Japan - 13.3% (continued)
Dai-ichi Life Holdings, Inc. (2)(a) 800 12,720
Daito Trust Construction Co. Ltd.
(2)(a) 3,000 280,627
Daiwa Securities Group, Inc. (2)(a) 21,500 84,385
ENEOS Holdings, Inc. (2)(a) 244,900 789,839
Fuji Electric Co. Ltd. (2)(a) 1,500 54,976
Fujitsu Ltd. (2)(a) 1,300 142,548
Fukuoka Financial Group, Inc. (2)
(a) 10,100 179,873
Haseko Corp. (2)(a) 12,300 133,417
Hitachi Ltd. (2)(a) 4,800 204,269
Honda Motor Co. Ltd. (2)(a) 8,300 180,158
Ibiden Co. Ltd. (2)(a) 4,500 123,024
Idemitsu Kosan Co. Ltd. (2)(a) 18,900 410,759
Iida Group Holdings Co. Ltd. (2)(a) 4,900 66,328
Inpex Corp. (2)(a) 47,600 443,969
Isuzu Motors Ltd. (2)(a) 12,000 132,689
ITOCHU Corp. (2)(a) 16,600 400,690
Japan Post Holdings Co. Ltd. (2)(a) 65,300 432,626
Japan Post Insurance Co. Ltd. (2)
(a) 20,700 289,926
JFE Holdings, Inc. (2)(a) 46,300 429,915
JTEKT Corp. (2)(a) 13,600 86,531
Kajima Corp. (2)(a) 15,200 144,073
Kawasaki Kisen Kaisha Ltd. (2)(a) 12,000 167,320
Komatsu Ltd. (2)(a) 1,300 23,671
Konami Group Corp. (2)(a) 500 23,151
Kuraray Co. Ltd. (2)(a) 17,600 123,045
Marubeni Corp. (2)(a) 64,400 561,922
Mazda Motor Corp. (2)(a) 72,900 484,067
MINEBEA MITSUMI, Inc. (2)(a) 2,600 38,464
MISUMI Group, Inc. (2)(a) 700 15,073
Mitsubishi Chemical Group Corp.
(2)(a) 8,600 39,395
Mitsubishi Corp. (2)(a) 2,000 54,700
Mitsubishi Electric Corp. (2)(a) 12,900 116,720
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 25,300 332,665
Mitsubishi HC Capital, Inc. (2)(a) 37,600 161,613
Mitsubishi Heavy Industries Ltd.
(2)(a) 5,300 176,274
Mitsui & Co. Ltd. (2)(a) 9,900 210,670
Mitsui Chemicals, Inc. (2)(a) 20,500 399,582
Mizuho Financial Group, Inc. (2)(a) 68,080 736,940
MS&AD Insurance Group Holdings,
Inc. (2)(a) 17,300 458,151
Nabtesco Corp. (2)(a) 3,000 61,370
NGK Insulators Ltd. (2)(a) 5,800 72,191
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,000 152,487
Nippon Steel Corp. (2)(a) 44,700 620,358
Nippon Telegraph & Telephone
Corp. (2)(a) 23,200 625,758
Nippon Yusen KK (2)(a) 18,000 305,530
Nissan Motor Co. Ltd. (2)(a) 67,300 216,883
Nomura Holdings, Inc. (2)(a) 21,000 69,570
NSK Ltd. (2)(a) 9,100 44,629
Oji Holdings Corp. (2)(a) 7,300 27,088
ORIX Corp. (2)(a) 3,800 53,234
Osaka Gas Co. Ltd. (2)(a) 15,700 236,693

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 13.3% (continued)
Otsuka Corp. (2)(a) 1,200 37,425
Recruit Holdings Co. Ltd. (2)(a) 2,500 72,014
Resona Holdings, Inc. (2)(a) 119,000 435,476
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 19,253
SCREEN Holdings Co. Ltd. (2)(a) 3,300 179,055
Sega Sammy Holdings, Inc. (2)(a) 3,200 43,583
Seiko Epson Corp. (2)(a) 800 10,924
Sekisui Chemical Co. Ltd. (2)(a) 4,400 53,829
Shimamura Co. Ltd. (2)(a) 700 59,240
Shin-Etsu Chemical Co. Ltd. (2)(a) 3,800 376,036
Shinsei Bank Ltd. (2)(a) 9,700 139,315
Sojitz Corp. (2)(a) 27,320 400,286
Sompo Holdings, Inc. (2)(a) 12,500 500,142
Stanley Electric Co. Ltd. (2)(a) 3,200 50,242
Sumitomo Chemical Co. Ltd. (2)(a) 93,500 321,602
Sumitomo Corp. (2)(a) 23,200 286,622
Sumitomo Forestry Co. Ltd. (2)(a) 2,700 41,101
Sumitomo Heavy Industries Ltd.
(2)(a) 6,200 114,834
Sumitomo Metal Mining Co. Ltd.
(2)(a) 6,200 177,671
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 4,000 113,759
Sumitomo Pharma Co. Ltd. (2)(a) 16,600 118,069
Sumitomo Realty & Development
Co. Ltd. (2)(a) 5,200 118,259
Suntory Beverage & Food Ltd. (2)
(a) 1,400 49,825
T&D Holdings, Inc. (2)(a) 3,300 31,367
Taisei Corp. (2)(a) 2,600 72,107
TDK Corp. (2)(a) 8,100 250,050
Tokio Marine Holdings, Inc. (2)(a) 5,100 90,643
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 212,800 680,243
TOPPAN, Inc. (2)(a) 8,500 126,617
Toray Industries, Inc. (2)(a) 49,700 244,615
Tosoh Corp. (2)(a) 27,200 303,154
Toyota Boshoku Corp. (2)(a) 10,100 123,795
Toyota Industries Corp. (2)(a) 1,000 47,771
Toyota Tsusho Corp. (2)(a) 13,900 430,550
Yamada Holdings Co. Ltd. (2)(a) 18,200 59,889
Yamaha Motor Co. Ltd. (2)(a) 9,000 168,623
19,454,453
—
Luxembourg - 0.6%
Aperam SA (2) 4,367 103,053
ArcelorMittal SA (2) 31,661 630,001
Eurofins Scientific SE (2) 2,301 136,597
869,651
—
Netherlands - 2.0%
ABN AMRO Bank NV, CVA (2)(a)(b) 12,798 114,675
Aegon NV (2)(a) 145,484 578,299
ASR Nederland NV (2)(a) 7,520 289,090
Koninklijke Ahold Delhaize NV (2)
(a) 19,645 500,387
Koninklijke Vopak NV (2) 3,659 66,574
NN Group NV (2)(a) 4,257 165,572
OCI NV (2)(a) 1,892 69,269
INVESTMENTS SHARES VALUE ($)
Netherlands - 2.0% (continued)
Randstad NV (2)(a) 4,158 179,463
Shell plc (2)(a) 36,385 902,636
2,865,965
—
Norway - 0.2%
Equinor ASA (2)(a) 6,125 201,996
Leroy Seafood Group ASA (2)(a) 2,865 11,300
Norsk Hydro ASA (2)(a) 6,248 33,526
Salmar ASA (2)(a) 1,667 56,188
303,010
—
Singapore - 0.1%
Genting Singapore Ltd. (2) 93,800 50,974
SATS Ltd. (2)* 10,200 21,312
Venture Corp. Ltd. (2) 12,600 143,174
215,460
—
Spain - 1.6%
Acciona SA (2)(a) 777 136,562
Acerinox SA (2)(a) 7,511 59,730
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 453,882
Banco de Sabadell SA (2)(a) 265,947 177,350
Banco Santander SA (2)(a) 75,980 176,798
CaixaBank SA (2)(a) 28,760 92,632
Iberdrola SA (2)(a) 13,023 121,429
Mapfre SA (2)(a) 37,971 58,807
Repsol SA (2)(a) 71,110 817,073
Telefonica SA (2)(a) 52,421 173,300
2,267,563
—
Sweden - 1.0%
Axfood AB (2)(a) 4,649 106,515
Boliden AB (2)(a) 2,109 65,160
Castellum AB (2)(a) 1,219 13,658
Fastighets AB Balder, Class B
(2)*(a) 36,479 145,613
Getinge AB, Class B (2)(a) 10,830 185,205
H & M Hennes & Mauritz AB, Class
B (2)(a) 7,553 69,828
Samhallsbyggnadsbolaget i Norden
AB (2) 10,613 11,553
Skanska AB, Class B (2)(a) 13,426 167,097
SKF AB, Class B (2)(a) 786 10,530
SSAB AB, Class B (2)(a) 114,526 488,051
Swedbank AB, Class A (2)(a) 5,266 69,120
Trelleborg AB, Class B (2)(a) 2,490 46,714
Volvo AB, Class B (2)(a) 8,773 124,146
1,503,190
—
Switzerland - 0.9%
Adecco Group AG (Registered) (2)
(a) 11,170 308,287
Baloise Holding AG (Registered)
(2)(a) 196 25,044
BKW AG (2)(a) 157 18,709
Bucher Industries AG (Registered)
(2)(a) 14 4,368
DKSH Holding AG (2)(a) 887 64,358
Geberit AG (Registered) (2)(a) 57 24,441

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.9% (continued)
Novartis AG (Registered) (2)(a) 1,338 102,005
Sulzer AG (Registered) (2)(a) 593 34,114
Swiss Life Holding AG (Registered)
(2)(a) 433 191,304
Swisscom AG (Registered) (2)(a) 745 348,839
UBS Group AG (Registered) (2)(a) 14,091 204,432
1,325,901
—
United Kingdom - 2.0%
abrdn plc (2) 26,720 40,874
Associated British Foods plc (2)(a) 674 9,418
Aviva plc (2)(a) 78,547 336,876
Barclays plc (2) 478,536 761,415
BP plc (2)(a) 76,844 367,191
Britvic plc (2)(a) 2,719 21,656
BT Group plc (2) 162,438 218,366
Centrica plc (2)* 55,314 43,405
Direct Line Insurance Group plc
(2)(a) 6,154 12,697
DS Smith plc (2)(a) 13,500 38,179
Howden Joinery Group plc (2)(a) 13,817 77,189
Imperial Brands plc (2)(a) 3,317 68,207
InterContinental Hotels Group plc
(2)(a) 1,329 64,007
Investec plc (2)(a) 17,694 71,735
Kingfisher plc (2)(a) 16,608 40,427
M&G plc (2) 101,689 187,323
Man Group plc (2)(a) 16,121 39,917
Marks & Spencer Group plc (2)* 127,827 139,435
National Grid plc (2)(a) 12,232 125,918
Royal Mail plc (2)(a) 99,084 201,687
Spectris plc (2)(a) 709 21,424
Subsea 7 SA (2) 10,238 80,867
Travis Perkins plc (2)(a) 1,175 10,086
2,978,299
—
United States - 41.3%
A O Smith Corp. (a) 244 11,854
Abbott Laboratories (a) 720 69,667
AbbVie, Inc. (a) 2,861 383,975
ABIOMED, Inc. *(a) 77 18,916
Accenture plc, Class A (a) 74 19,040
Acuity Brands, Inc. (a)(d) 1,094 172,272
Adobe, Inc. *(a) 746 205,299
AGCO Corp. (a) 311 29,909
Agilent Technologies, Inc. (a) 775 94,201
Air Lease Corp. (a) 1,110 34,421
Akamai Technologies, Inc. *(a)(d) 1,368 109,878
Alaska Air Group, Inc. *(a)(d) 1,806 70,705
Albertsons Cos., Inc., Class A (a) 1,048 26,053
Align Technology, Inc. *(a) 160 33,138
Allison Transmission Holdings, Inc.
(a) 13,354 450,831
Allstate Corp. (The) (a) 2,295 285,796
Alphabet, Inc., Class A *(a)(d) 7,698 736,313
Amdocs Ltd. (a) 3,899 309,776
AMERCO (a) 40 20,369
American International Group, Inc.
(a) 1,116 52,988
Ameriprise Financial, Inc. (a) 646 162,760
INVESTMENTS SHARES VALUE ($)
United States - 41.3% (continued)
Amgen, Inc. (a) 1,421 320,293
Amkor Technology, Inc. (a) 9,811 167,278
ANSYS, Inc. *(a) 553 122,600
APA Corp. (a) 12,810 437,974
Applied Materials, Inc. (a) 1,028 84,224
Aramark (a)(d) 2,191 68,359
Archer-Daniels-Midland Co. (a) 835 67,176
Arrow Electronics, Inc. *(a) 4,530 417,621
Associated Banc-Corp. (a) 7,113 142,829
Assured Guaranty Ltd. (a) 722 34,981
AutoNation, Inc. *(a)(d) 7,141 727,453
AutoZone, Inc. *(a) 78 167,071
Avient Corp. (a) 3,212 97,324
Avnet, Inc. (a) 1,284 46,378
Bank of New York Mellon Corp.
(The) (a) 1,432 55,161
Bath & Body Works, Inc. (a)(d) 5,333 173,856
Belden, Inc. (a) 822 49,336
Berry Global Group, Inc. *(a)(d) 3,537 164,577
Best Buy Co., Inc. (a)(d) 2,687 170,195
Biogen, Inc. *(a) 246 65,682
Bio-Rad Laboratories, Inc., Class
A *(a) 509 212,324
Bio-Techne Corp. (a) 442 125,528
Blackbaud, Inc. *(a)(d) 774 34,102
Booking Holdings, Inc. *(a) 17 27,935
Booz Allen Hamilton Holding Corp.
(a)(d) 2,614 241,403
BorgWarner, Inc. (a)(d) 3,172 99,601
Bread Financial Holdings, Inc. (a)
(d) 4,839 152,187
Bristol-Myers Squibb Co. (a) 3,690 262,322
Broadcom, Inc. (a) 147 65,269
BRP, Inc. (a) 2,970 182,950
Brunswick Corp. (a)(d) 6,349 415,542
Builders FirstSource, Inc. *(a)(d) 12,792 753,704
CACI International, Inc., Class A
*(a) 1,125 293,693
Cadence Design Systems, Inc. *(a)
(d) 1,605 262,305
Carlisle Cos., Inc. (a) 446 125,063
Carter's, Inc. (a) 178 11,664
Casey's General Stores, Inc. (a) 802 162,421
Cathay General Bancorp (a) 1,339 51,498
CDW Corp. (a) 1,379 215,234
Certara, Inc. *(a) 2,781 36,932
CF Industries Holdings, Inc. (a) 1,202 115,693
ChampionX Corp. (a)(d) 15,077 295,057
Charles River Laboratories
International, Inc. *(a) 1,640 322,752
Chemed Corp. (a) 243 106,084
Chemours Co. (The) (a) 4,914 121,130
Chipotle Mexican Grill, Inc. *(a) 30 45,083
Ciena Corp. *(a)(d) 2,162 87,410
Cigna Corp. (a) 322 89,345
Cirrus Logic, Inc. *(a)(d) 3,272 225,114
Cisco Systems, Inc. (a)(d) 20,046 801,839
Citigroup, Inc. (a)(d) 3,785 157,721
Citizens Financial Group, Inc. (a) 925 31,783

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 41.3% (continued)
Cognizant Technology Solutions
Corp., Class A (a) 627 36,015
Colgate-Palmolive Co. (a) 170 11,943
Commercial Metals Co. (a)(d) 11,408 404,756
Concentrix Corp. (a) 234 26,121
ConocoPhillips (a) 3,173 324,725
Cooper Cos., Inc. (The) (a) 236 62,280
Coterra Energy, Inc. (a) 680 17,762
Cracker Barrel Old Country Store,
Inc. (a) 455 42,124
Cummins, Inc. (a) 1,776 361,434
Curtiss-Wright Corp. (a) 1,120 155,859
CVS Health Corp. (a)(d) 8,896 848,411
Dana, Inc. (a)(d) 5,821 66,534
Deckers Outdoor Corp. *(a)(d) 1,527 477,355
Devon Energy Corp. (a) 652 39,205
Dick's Sporting Goods, Inc. (a)(d) 4,985 521,630
Doximity, Inc., Class A *(a)(d) 1,525 46,086
DXC Technology Co. *(a) 475 11,628
Eagle Materials, Inc. (a) 283 30,332
East West Bancorp, Inc. (a) 358 24,036
Eastman Chemical Co. (a) 1,465 104,088
Eaton Corp. plc (a) 1,489 198,573
eBay, Inc. (a)(d) 4,376 161,081
Electronic Arts, Inc. (a)(d) 2,545 294,482
Elevance Health, Inc. (a) 694 315,243
EMCOR Group, Inc. (a) 1,373 158,554
Emerson Electric Co. (a) 794 58,137
EnerSys (a) 242 14,077
Enovis Corp. *(a) 1,345 61,964
EOG Resources, Inc. (a) 5,646 630,828
EPAM Systems, Inc. *(a) 690 249,911
Estee Lauder Cos., Inc. (The),
Class A (a) 723 156,096
Everest Re Group Ltd. (a) 446 117,048
Expedia Group, Inc. *(a) 6,243 584,907
Expeditors International of
Washington, Inc. (a) 3,076 271,642
Exxon Mobil Corp. (a)(d) 3,263 284,893
F5, Inc. *(a) 602 87,127
Fair Isaac Corp. *(a) 541 222,897
Federated Hermes, Inc., Class B
(a) 5,966 197,594
First American Financial Corp. (a) 325 14,983
First Hawaiian, Inc. (a) 922 22,709
Flowers Foods, Inc. (a)(d) 1,638 40,442
FNB Corp. (a) 10,949 127,008
Foot Locker, Inc. (a) 7,543 234,814
Fortinet, Inc. *(a)(d) 4,095 201,187
Fortune Brands Home & Security,
Inc. (a) 208 11,168
Fulton Financial Corp. (a) 2,749 43,434
Gartner, Inc. *(a) 1,528 422,782
General Dynamics Corp. (a) 595 126,241
General Mills, Inc. (a)(d) 1,216 93,158
General Motors Co. (a) 16,188 519,473
Gilead Sciences, Inc. (a)(d) 14,267 880,130
Global Payments, Inc. (a) 2,258 243,977
Globus Medical, Inc., Class A *(a)
(d) 2,412 143,683
INVESTMENTS SHARES VALUE ($)
United States - 41.3% (continued)
Goodyear Tire & Rubber Co. (The)
*(a) 21,295 214,867
Graham Holdings Co., Class B (a) 262 140,951
Grand Canyon Education, Inc. *(a)
(d) 1,943 159,812
Greif, Inc., Class A (a) 2,109 125,633
H&R Block, Inc. (a)(d) 6,112 260,004
Halliburton Co. (a)(d) 5,763 141,885
Hartford Financial Services Group,
Inc. (The) (a) 1,737 107,590
Hasbro, Inc. (a) 1,912 128,907
HCA Healthcare, Inc. (a) 513 94,284
Henry Schein, Inc. *(a) 207 13,614
Hewlett Packard Enterprise Co. (a)
(d) 31,186 373,608
Hexcel Corp. (a)(d) 2,416 124,956
HF Sinclair Corp. (a)(d) 7,059 380,057
Hologic, Inc. *(a) 580 37,422
Horizon Therapeutics plc *(a) 1,545 95,620
Howmet Aerospace, Inc. (a) 7,692 237,914
HP, Inc. (a)(d) 14,984 373,401
Hubbell, Inc. (a)(d) 576 128,448
Humana, Inc. (a) 224 108,683
Huntsman Corp. (a)(d) 3,564 87,461
IAC, Inc. *(a) 649 35,942
Ingredion, Inc. (a) 1,330 107,092
Interpublic Group of Cos., Inc.
(The) (a)(d) 2,347 60,083
Intuit, Inc. (a) 63 24,401
Invesco Ltd. (a) 4,207 57,636
IQVIA Holdings, Inc. *(a)(d) 1,121 203,058
ITT, Inc. (a)(d) 2,012 131,464
J M Smucker Co. (The) (a)(d) 1,367 187,839
Jabil, Inc. (a) 6,559 378,520
Jefferies Financial Group, Inc. (a)
(d) 1,865 55,018
JetBlue Airways Corp. *(a)(d) 1,509 10,005
Johnson Controls International plc
(a) 682 33,568
Juniper Networks, Inc. (a) 3,063 80,006
KB Home (a)(d) 11,790 305,597
Keysight Technologies, Inc. *(a) 870 136,903
KLA Corp. (a) 481 145,565
Knight-Swift Transportation
Holdings, Inc. (a)(d) 1,529 74,814
Kroger Co. (The) (a)(d) 10,691 467,731
L3Harris Technologies, Inc. (a) 100 20,783
Laboratory Corp. of America
Holdings (a) 652 133,536
Lear Corp. (a) 605 72,412
Lennar Corp., Class A (a) 6,027 449,313
Lincoln National Corp. (a) 4,086 179,416
Lithia Motors, Inc., Class A (a) 208 44,626
Louisiana-Pacific Corp. (a)(d) 1,698 86,921
Lowe's Cos., Inc. (a) 71 13,335
LyondellBasell Industries NV, Class
A (a) 3,824 287,871
Macy's, Inc. (a)(d) 1,667 26,122
Manhattan Associates, Inc. *(a) 1,480 196,884
ManpowerGroup, Inc. (a) 4,162 269,240

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 41.3% (continued)
Marathon Oil Corp. (a)(d) 13,149 296,904
Marriott Vacations Worldwide Corp.
(a)(d) 1,747 212,889
Masimo Corp. *(a) 293 41,360
MasTec, Inc. *(a) 2,112 134,112
Matador Resources Co. 678 33,168
Match Group, Inc. *(a) 919 43,882
Mattel, Inc. *(a) 31,234 591,572
Maximus, Inc. (a)(d) 1,980 114,583
McDonald's Corp. (a) 339 78,221
MDU Resources Group, Inc. (a)(d) 8,283 226,540
Medpace Holdings, Inc. *(a) 133 20,904
Medtronic plc (a) 882 71,222
Merck & Co., Inc. (a) 4,753 409,328
Meta Platforms, Inc., Class A *(a) 4,342 589,123
MGM Resorts International (a) 6,512 193,537
Micron Technology, Inc. (a) 14,022 702,501
Microsoft Corp. (a) 337 78,487
MillerKnoll, Inc. (a)(d) 5,123 79,919
Minerals Technologies, Inc. (a)(d) 1,346 66,506
MKS Instruments, Inc. (a)(d) 4,462 368,740
Moderna, Inc. *(a) 1,317 155,735
Mohawk Industries, Inc. *(a)(d) 2,006 182,927
Molina Healthcare, Inc. *(a) 761 251,008
Molson Coors Beverage Co., Class
B (a)(d) 3,510 168,445
Mosaic Co. (The) (a) 591 28,563
MSA Safety, Inc. (a) 154 16,829
MSC Industrial Direct Co., Inc.,
Class A (a) 588 42,812
Murphy Oil Corp. (a) 4,270 150,176
Murphy USA, Inc. (a)(d) 2,685 738,132
Navient Corp. (a) 4,433 65,121
NCR Corp. *(a) 9,142 173,789
Nielsen Holdings plc (a) 1,136 31,490
NortonLifeLock, Inc. (a)(d) 3,279 66,039
NRG Energy, Inc. (a) 11,513 440,603
Nu Skin Enterprises, Inc., Class A
(a)(d) 5,129 171,155
Occidental Petroleum Corp. (a) 1,000 61,450
Old Republic International Corp. (a) 3,133 65,574
Olin Corp. (a) 1,832 78,556
Omnicom Group, Inc. (a) 834 52,617
ON Semiconductor Corp. *(a) 735 45,813
Oracle Corp. (a) 1,653 100,949
O'Reilly Automotive, Inc. *(a) 79 55,565
Organon & Co. (a)(d) 1,948 45,583
Oshkosh Corp. (a)(d) 1,130 79,428
Owens Corning (a) 3,758 295,416
PACCAR, Inc. (a) 534 44,690
Packaging Corp. of America (a) 1,964 220,538
Papa John's International, Inc. (a)
(d) 1,286 90,033
PDC Energy, Inc. (a)(d) 5,681 328,305
Penske Automotive Group, Inc. (a)
(d) 5,107 502,682
PerkinElmer, Inc. (a) 152 18,290
Pfizer, Inc. (a)(d) 4,091 179,022
Playtika Holding Corp. *(a) 5,577 52,368
Polaris, Inc. (a)(d) 7,565 723,591
INVESTMENTS SHARES VALUE ($)
United States - 41.3% (continued)
Popular, Inc. 5,592 402,960
Procter & Gamble Co. (The) (a) 204 25,755
PulteGroup, Inc. (a)(d) 22,791 854,662
PVH Corp. (a) 3,995 178,976
Qorvo, Inc. *(a) 5,892 467,884
QUALCOMM, Inc. (a) 5,974 674,943
Quanta Services, Inc. (a)(d) 3,244 413,253
Quest Diagnostics, Inc. (a) 368 45,150
QuidelOrtho Corp. *(a) 743 53,110
Qurate Retail, Inc., Series A 121,977 245,174
Ralph Lauren Corp. (a) 895 76,012
Regal Rexnord Corp. (a)(d) 2,970 416,869
Regeneron Pharmaceuticals, Inc.
*(a) 687 473,254
Regions Financial Corp. (a) 931 18,685
Reliance Steel & Aluminum Co. (a)
(d) 1,225 213,652
Roche Holding AG (2)(a) 597 194,343
Schneider National, Inc., Class B
(a) 5,153 104,606
Science Applications International
Corp. (a) 673 59,513
Seagate Technology Holdings plc
(a) 197 10,486
Signify NV (2)(a)(b) 7,985 205,513
Silgan Holdings, Inc. (a)(d) 5,212 219,112
Skechers USA, Inc., Class A *(a)(d) 4,402 139,631
Skyworks Solutions, Inc. (a) 5,985 510,341
Snap-on, Inc. (a)(d) 1,153 232,157
Sonoco Products Co. (a) 566 32,109
Sprouts Farmers Market, Inc. *(a)
(d) 11,095 307,886
SS&C Technologies Holdings, Inc.
(a) 603 28,793
Steel Dynamics, Inc. (a)(d) 9,015 639,614
Stellantis NV (2)(a) 65,847 777,813
STERIS plc (a) 1,192 198,206
Stifel Financial Corp. (a) 2,087 108,336
Stryker Corp. (a) 159 32,204
Swiss Re AG (2)(a) 8,434 622,041
Synaptics, Inc. *(a) 1,595 157,921
Synchrony Financial (a) 711 20,043
Syneos Health, Inc. *(a) 974 45,924
Synopsys, Inc. *(a) 1,051 321,091
Synovus Financial Corp. (a) 2,718 101,952
Tapestry, Inc. (a) 2,307 65,588
Taylor Morrison Home Corp., Class
A *(a)(d) 18,447 430,184
TD SYNNEX Corp. (a)(d) 3,730 302,839
Tenaris SA (2)(a) 4,648 60,141
Tenet Healthcare Corp. *(a) 3,912 201,781
Teradata Corp. *(a)(d) 3,029 94,081
Teradyne, Inc. (a) 1,698 127,605
Terex Corp. (a)(d) 9,856 293,117
Texas Roadhouse, Inc. (a) 2,299 200,611
Textron, Inc. (a) 11,048 643,656
Thor Industries, Inc. (a)(d) 1,064 74,459
Timken Co. (The) (a) 2,191 129,357
Toll Brothers, Inc. (a) 4,234 177,828

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 41.3% (continued)
Topgolf Callaway Brands Corp. *(a)
(d) 7,050 135,783
Travel + Leisure Co. (a) 1,616 55,138
Tri Pointe Homes, Inc. *(a) 2,026 30,613
Tyson Foods, Inc., Class A (a)(d) 2,353 155,133
United Rentals, Inc. *(a) 361 97,513
United States Steel Corp. (a)(d) 8,180 148,222
United Therapeutics Corp. *(a) 3,280 686,766
Universal Display Corp. (a)(d) 1,433 135,204
Universal Health Services, Inc.,
Class B (a)(d) 3,520 310,394
Unum Group (a) 16,840 653,392
US Foods Holding Corp. *(a) 1,219 32,230
Valero Energy Corp. (a) 1,260 134,631
Veeva Systems, Inc., Class A *(a) 4,600 758,447
VeriSign, Inc. *(a) 605 105,089
Vertex Pharmaceuticals, Inc. *(a) 173 50,090
Viatris, Inc. (a) 24,381 207,726
Vishay Intertechnology, Inc. (a)(d) 19,197 341,515
Vontier Corp. (a) 8,479 141,684
Werner Enterprises, Inc. (a)(d) 2,812 105,731
Western Digital Corp. *(a) 3,813 124,113
Westlake Corp. (a) 511 44,396
Westrock Co. (a) 4,326 133,630
Whirlpool Corp. (a)(d) 373 50,284
Williams-Sonoma, Inc. (a)(d) 4,027 474,582
Wintrust Financial Corp. (a) 880 71,764
World Wrestling Entertainment,
Inc., Class A (a) 959 67,293
Xerox Holdings Corp. 6,654 87,034
XPO Logistics, Inc. *(a) 7,237 322,191
Yelp, Inc. *(a) 3,573 121,160
YETI Holdings, Inc. *(a)(d) 6,522 186,007
Zebra Technologies Corp., Class
A *(a) 176 46,114
Ziff Davis, Inc. *(a)(d) 2,502 171,337
Zimmer Biomet Holdings, Inc. (a) 125 13,069
Zoetis, Inc. (a) 759 112,552
60,241,442
—
TOTAL COMMON STOCKS
(Cost $101,545,040) 112,449,374
PREFERRED STOCKS - 0.0% (c)
United States - 0.0% (c)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $22,623) 396 18,034
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 80.5%
INVESTMENT COMPANIES - 54.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (e)(f) 3,080,078 3,080,078
J.P. Morgan U.S. Treasury Plus
Money Market Fund - IM Shares,
2.63% (e) 30,132 30,132
Limited Purpose Cash Investment
Fund, 2.57% (e) 76,043,755 76,005,733
TOTAL INVESTMENT COMPANIES
(Cost $79,102,549) 79,115,943
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 26.4%
U.S. Treasury Bills
1.12%, 10/6/2022 (2)(g)(h) $ 4,726,000 4,725,034
1.38%, 10/27/2022 (2)(g) 627,000 625,924
1.39%, 11/10/2022 (2)(g) 695,000 693,017
1.54%, 11/25/2022 (2)(g) 1,432,000 1,426,068
1.59%, 12/1/2022 (2)(g) 208,000 207,009
2.18%, 12/15/2022 (2)(g) 291,000 289,339
2.53%, 12/29/2022 (2)(g) 11,925,000 11,832,741
2.53%, 1/5/2023 (2)(g) 8,612,000 8,539,131
2.72%, 1/12/2023 (2)(g) 3,980,000 3,944,006
2.95%, 1/19/2023 (2)(g)(h) 306,000 302,911
2.96%, 1/26/2023 (2)(g) 93,200 92,190
2.89%, 2/2/2023 (2)(g) 495,000 489,128
3.16%, 2/23/2023 (2)(g) 808,000 796,653
3.29%, 3/2/2023 (2)(g) 1,296,000 1,276,083
3.38%, 3/9/2023 (2)(g) 643,000 632,557
3.53%, 3/16/2023 (2)(g) 991,000 974,335
3.85%, 3/23/2023 (2)(g) 1,762,000 1,731,347
3.92%, 3/30/2023 (2)(g) 103,000 101,053
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $38,728,337) 38,678,526
TOTAL SHORT-TERM INVESTMENTS
(Cost $117,830,886) 117,794,469
TOTAL LONG POSITIONS
(Cost $219,398,549) 230,261,877
SHARES
SHORT POSITIONS - (71.1)%
COMMON STOCKS - (71.1)%
Australia - (1.1)%
Alumina Ltd. (2) (11,450) (9,269)
APA Group (2) (17,129) (105,394)
Atlas Arteria Ltd. (2) (20,949) (83,420)
Domino's Pizza Enterprises Ltd. (2) (380) (12,520)
Evolution Mining Ltd. (2) (17,486) (22,812)
IDP Education Ltd. (2) (7,538) (126,627)
Insurance Australia Group Ltd. (2) (78,147) (231,179)
Lynas Rare Earths Ltd. (2) (15,189) (73,248)
Mineral Resources Ltd. (2) (3,422) (143,637)
Northern Star Resources Ltd. (2) (49,341) (247,064)
QBE Insurance Group Ltd. (2) (37,612) (279,067)
Seven Group Holdings Ltd. (2) (4,733) (51,345)
Suncorp Group Ltd. (2) (1,807) (11,660)
Transurban Group (2) (7,294) (57,604)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Australia - (1.1)% (continued)
Woolworths Group Ltd. (2) (7,549) (164,045)
(1,618,891)
—
Belgium - (0.2)%
Anheuser-Busch InBev SA/NV (2) (5,898) (267,159)
Galapagos NV (2) (1,757) (75,028)
(342,187)
—
Brazil - (0.3)%
MercadoLibre, Inc. (362) (299,656)
Wheaton Precious Metals Corp. (5,202) (168,448)
(468,104)
—
Canada - (2.8)%
Agnico Eagle Mines Ltd. (8,427) (356,028)
Air Canada (22,343) (268,501)
Alamos Gold, Inc., Class A (11,187) (82,930)
AltaGas Ltd. (2,517) (48,195)
Ballard Power Systems, Inc. (36,453) (223,254)
Barrick Gold Corp. (11,823) (183,249)
BlackBerry Ltd. (31,119) (146,657)
Boralex, Inc., Class A (1,643) (52,180)
CAE, Inc. (4,862) (74,583)
Canada Goose Holdings, Inc. (3,293) (50,110)
Canadian Pacific Railway Ltd. (1,029) (68,689)
Canopy Growth Corp. (10,826) (29,390)
Constellation Software, Inc. (482) (670,683)
Descartes Systems Group, Inc.
(The) (1,020) (64,766)
Franco-Nevada Corp. (3,619) (432,284)
GFL Environmental, Inc. (2,355) (59,516)
Innergex Renewable Energy, Inc. (6,965) (87,683)
Kinaxis, Inc. (295) (29,273)
Lightspeed Commerce, Inc. (14,057) (247,385)
Nuvei Corp. (b) (1,126) (30,429)
Pan American Silver Corp. (2,320) (36,882)
Restaurant Brands International,
Inc. (2,702) (143,731)
Shopify, Inc., Class A (19,811) (533,370)
SNC-Lavalin Group, Inc. (5,658) (94,208)
WSP Global, Inc. (619) (68,167)
(4,082,143)
—
Chile – (0.0)% (c)
Antofagasta plc (2) (2,242) (27,473)
China - (0.1)%
Prosus NV (2) (4,143) (215,546)
Denmark - (0.9)%
Ambu A/S, Class B (2) (7,603) (66,063)
Coloplast A/S, Class B (2) (1,455) (147,863)
Demant A/S (2) (1,987) (49,121)
GN Store Nord A/S (2) (442) (7,742)
Novo Nordisk A/S, Class B (2) (3,169) (315,689)
Novozymes A/S, Class B (2) (1,300) (65,328)
Orsted A/S (2)(b) (4,573) (364,473)
Tryg A/S (2) (656) (13,542)
Vestas Wind Systems A/S (2) (19,533) (359,658)
(1,389,479)
—
INVESTMENTS SHARES VALUE ($)
Faroe Islands – (0.0)% (c)
Bakkafrost P/F (2) (722) (28,736)
Finland - (0.2)%
Neste OYJ (2) (1,515) (66,038)
Orion OYJ, Class B (2) (4,904) (206,495)
UPM-Kymmene OYJ (2) (381) (12,091)
(284,624)
—
France - (3.3)%
Accor SA (2) (3,298) (69,046)
Adevinta ASA (2) (19,043) (113,453)
Air France-KLM (2) (40,545) (51,061)
Air Liquide SA (2) (3,628) (414,677)
Airbus SE (2) (2,096) (180,676)
BioMerieux (2) (1,029) (81,394)
Bollore SE (2) (24,375) (111,834)
Cie Plastic Omnium SA (2) (279) (3,658)
Dassault Systemes SE (2) (23,121) (798,253)
Edenred (2) (8,428) (388,284)
EssilorLuxottica SA (2) (1,221) (165,962)
Getlink SE (2) (3,586) (55,609)
Hermes International (2) (536) (630,401)
L'Oreal SA (2) (86) (27,498)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,037) (611,389)
Orpea SA (2) (1,925) (21,024)
Remy Cointreau SA (2) (64) (10,621)
Safran SA (2) (746) (67,878)
Sartorius Stedim Biotech (2) (1,172) (359,496)
SEB SA (2) (233) (14,656)
SOITEC (2) (896) (102,309)
Teleperformance (2) (42) (10,655)
Ubisoft Entertainment SA (2) (638) (17,534)
Valeo (2) (7,408) (111,934)
Worldline SA (2)(b) (12,032) (475,573)
(4,894,875)
—
Germany - (2.2)%
Carl Zeiss Meditec AG (2) (2,302) (239,118)
HelloFresh SE (2) (1,721) (36,024)
Merck KGaA (2) (4,482) (725,550)
MTU Aero Engines AG (2) (374) (55,896)
Nemetschek SE (2) (2,918) (138,508)
Puma SE (2) (3,277) (151,594)
Rational AG (2) (47) (22,763)
SAP SE (2) (2,852) (232,424)
Sartorius AG (Preference) (2) (2,052) (709,796)
Siemens Healthineers AG (2)(b) (11,310) (485,148)
TeamViewer AG (2)(b) (5,705) (44,028)
Telefonica Deutschland Holding
AG (2) (49,224) (99,522)
United Internet AG (Registered) (2) (2,660) (49,726)
Zalando SE (2)(b) (10,548) (206,034)
(3,196,131)
—
Hong Kong - (0.1)%
Prudential plc (2) (10,473) (102,506)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Italy - (1.8)%
Amplifon SpA (2) (6,675) (173,912)
Brembo SpA (2) (2,107) (17,381)
Davide Campari-Milano NV (2) (6,439) (56,969)
DiaSorin SpA (2) (880) (98,201)
Enel SpA (2) (8,408) (34,483)
Ferrari NV (2) (4,336) (802,967)
FinecoBank Banca Fineco SpA (2) (3,135) (38,719)
Interpump Group SpA (2) (1,713) (55,402)
Moncler SpA (2) (16,207) (661,643)
Nexi SpA (2)(b) (52,186) (421,565)
Reply SpA (2) (616) (64,162)
Terna - Rete Elettrica Nazionale (2) (27,994) (170,498)
(2,595,902)
—
Japan - (12.8)%
Advantest Corp. (2) (4,700) (217,049)
Aeon Co. Ltd. (2) (13,200) (246,490)
Ajinomoto Co., Inc. (2) (2,300) (62,862)
ANA Holdings, Inc. (2) (6,000) (112,873)
Asahi Intecc Co. Ltd. (2) (13,400) (213,707)
Asics Corp. (2) (9,000) (143,334)
Azbil Corp. (2) (1,000) (26,067)
BayCurrent Consulting, Inc. (2) (1,200) (311,320)
Capcom Co. Ltd. (2) (3,200) (80,568)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (104,929)
Cosmos Pharmaceutical Corp. (2) (1,500) (148,318)
CyberAgent, Inc. (2) (12,900) (108,619)
Daifuku Co. Ltd. (2) (800) (37,630)
Daiichi Sankyo Co. Ltd. (2) (4,400) (122,984)
Daikin Industries Ltd. (2) (800) (123,095)
East Japan Railway Co. (2) (5,800) (297,450)
Eisai Co. Ltd. (2) (6,100) (327,320)
FANUC Corp. (2) (100) (14,041)
Fast Retailing Co. Ltd. (2) (1,100) (582,939)
FUJIFILM Holdings Corp. (2) (400) (18,270)
GMO Payment Gateway, Inc. (2) (1,100) (75,406)
Harmonic Drive Systems, Inc. (2) (4,700) (145,676)
Hoya Corp. (2) (4,300) (414,342)
Itochu Techno-Solutions Corp. (2) (1,000) (23,441)
Japan Airlines Co. Ltd. (2) (12,300) (220,268)
Japan Airport Terminal Co. Ltd. (2) (5,500) (229,855)
JSR Corp. (2) (1,300) (24,652)
Kadokawa Corp. (2) (7,100) (130,178)
Kakaku.com, Inc. (2) (5,200) (88,120)
Kansai Paint Co. Ltd. (2) (1,000) (14,178)
Kawasaki Heavy Industries Ltd. (2) (4,300) (65,223)
KDDI Corp. (2) (26,700) (780,610)
Keio Corp. (2) (3,000) (109,318)
Keisei Electric Railway Co. Ltd. (2) (3,800) (103,520)
Keyence Corp. (2) (500) (165,280)
Kikkoman Corp. (2) (3,400) (192,750)
Kintetsu Group Holdings Co. Ltd.
(2) (6,200) (206,421)
Kobayashi Pharmaceutical Co.
Ltd. (2) (1,000) (58,603)
Kobe Bussan Co. Ltd. (2) (27,400) (659,171)
Koei Tecmo Holdings Co. Ltd. (2) (5,500) (90,535)
Koito Manufacturing Co. Ltd. (2) (1,000) (13,672)
Kose Corp. (2) (2,500) (257,761)
Lasertec Corp. (2) (6,600) (663,842)
INVESTMENTS SHARES VALUE ($)
Japan - (12.8)% (continued)
M3, Inc. (2) (21,700) (605,903)
Marui Group Co. Ltd. (2) (4,800) (79,546)
MatsukiyoCocokara & Co. (2) (9,700) (416,064)
McDonald's Holdings Co. Japan
Ltd. (2) (1,200) (41,812)
Mercari, Inc. (2) (6,400) (85,364)
Mitsubishi Motors Corp. (2) (14,000) (50,260)
Mitsui High-Tec, Inc. (2) (7,600) (357,671)
Miura Co. Ltd. (2) (600) (12,224)
MonotaRO Co. Ltd. (2) (23,100) (354,466)
Nagoya Railroad Co. Ltd. (2) (1,000) (15,384)
Nexon Co. Ltd. (2) (17,600) (310,952)
Nidec Corp. (2) (1,300) (72,769)
Nihon M&A Center Holdings, Inc.
(2) (6,900) (78,916)
Nintendo Co. Ltd. (2) (10,000) (403,343)
Nippon Paint Holdings Co. Ltd. (2) (29,800) (201,296)
Nippon Sanso Holdings Corp. (2) (2,200) (34,775)
Nisshin Seifun Group, Inc. (2) (1,400) (14,141)
Nissin Foods Holdings Co. Ltd. (2) (1,400) (97,314)
Nomura Research Institute Ltd. (2) (8,700) (212,482)
NTT Data Corp. (2) (3,300) (42,626)
Obic Co. Ltd. (2) (1,100) (147,503)
Odakyu Electric Railway Co. Ltd.
(2) (9,400) (121,120)
Olympus Corp. (2) (27,900) (536,733)
Omron Corp. (2) (300) (13,745)
Ono Pharmaceutical Co. Ltd. (2) (5,100) (119,130)
Oracle Corp. Japan (2) (200) (10,601)
Oriental Land Co. Ltd. (2) (1,000) (135,629)
Pan Pacific International Holdings
Corp. (2) (5,200) (91,732)
Persol Holdings Co. Ltd. (2) (1,400) (25,898)
Pola Orbis Holdings, Inc. (2) (7,900) (89,229)
Rakus Co. Ltd. (2) (11,200) (105,167)
Rakuten Group, Inc. (2) (36,300) (155,345)
Renesas Electronics Corp. (2) (2,900) (24,311)
Ryohin Keikaku Co. Ltd. (2) (12,900) (107,942)
Seven & i Holdings Co. Ltd. (2) (6,900) (277,173)
SG Holdings Co. Ltd. (2) (5,100) (69,853)
Sharp Corp. (2) (12,300) (73,343)
SHIFT, Inc. (2) (400) (52,212)
Shimadzu Corp. (2) (500) (13,118)
Shinko Electric Industries Co. Ltd.
(2) (6,100) (130,769)
Shiseido Co. Ltd. (2) (6,000) (210,283)
Showa Denko KK (2) (10,800) (153,512)
SoftBank Corp. (2) (54,400) (543,235)
SoftBank Group Corp. (2) (9,800) (332,133)
Sony Group Corp. (2) (10,100) (650,586)
SUMCO Corp. (2) (9,100) (106,025)
Sundrug Co. Ltd. (2) (1,000) (24,333)
Sysmex Corp. (2) (3,100) (165,652)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (75,307)
Terumo Corp. (2) (4,400) (123,685)
THK Co. Ltd. (2) (3,700) (63,880)
TIS, Inc. (2) (1,400) (37,170)
Tobu Railway Co. Ltd. (2) (600) (14,143)
Tokyo Century Corp. (2) (1,100) (35,194)
Tokyo Electron Ltd. (2) (1,500) (369,592)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (12.8)% (continued)
TOTO Ltd. (2) (3,200) (106,859)
Toyota Motor Corp. (2) (4,500) (58,817)
Trend Micro, Inc. (2) (1,500) (80,794)
Tsuruha Holdings, Inc. (2) (300) (17,565)
Unicharm Corp. (2) (11,000) (360,854)
USS Co. Ltd. (2) (2,100) (32,433)
Welcia Holdings Co. Ltd. (2) (6,600) (139,276)
West Japan Railway Co. (2) (5,200) (198,765)
Yakult Honsha Co. Ltd. (2) (7,700) (447,099)
Yamato Holdings Co. Ltd. (2) (3,200) (48,056)
Yaskawa Electric Corp. (2) (3,200) (92,090)
Yokogawa Electric Corp. (2) (7,100) (111,855)
Z Holdings Corp. (2) (63,300) (167,787)
Zensho Holdings Co. Ltd. (2) (600) (14,834)
(18,602,362)
—
Mongolia - (0.2)%
Turquoise Hill Resources Ltd. (7,979) (236,248)
Netherlands - (1.4)%
Adyen NV (2)(b) (382) (476,416)
Argenx SE (2) (467) (166,194)
ASM International NV (2) (675) (151,137)
ASML Holding NV (2) (363) (150,383)
Heineken NV (2) (519) (45,325)
IMCD NV (2) (1,358) (161,007)
Koninklijke DSM NV (2) (7,251) (825,096)
(1,975,558)
—
Norway - (0.2)%
Kongsberg Gruppen ASA (2) (2,832) (85,944)
Mowi ASA (2) (8,628) (109,744)
Schibsted ASA, Class A (2) (2,176) (29,363)
Telenor ASA (2) (2,123) (19,430)
TOMRA Systems ASA (2) (2,665) (47,020)
(291,501)
—
Singapore - (0.7)%
City Developments Ltd. (2) (7,800) (41,107)
Grab Holdings Ltd., Class A (57,921) (152,332)
Sea Ltd., ADR (2,137) (119,779)
Singapore Telecommunications
Ltd. (2) (345,700) (637,900)
(951,118)
—
South Korea - (0.3)%
Delivery Hero SE (2)(b) (13,770) (502,979)
Spain - (1.2)%
Aena SME SA (2)(b) (370) (38,398)
Amadeus IT Group SA (2) (11,953) (554,173)
Cellnex Telecom SA (2)(b) (19,493) (601,293)
Ferrovial SA (2) (12,347) (280,260)
Fluidra SA (2) (6,690) (100,317)
Grifols SA (2) (9,756) (84,285)
Industria de Diseno Textil SA (2) (5,460) (112,676)
Naturgy Energy Group SA (2) (630) (14,574)
(1,785,976)
—
INVESTMENTS SHARES VALUE ($)
Sweden - (1.1)%
Beijer Ref AB (2) (4,124) (50,710)
Embracer Group AB (2) (54,172) (321,087)
Epiroc AB, Class A (2) (3,482) (49,812)
EQT AB (2) (18,233) (352,302)
Evolution AB (2)(b) (1,009) (79,759)
Hexagon AB, Class B (2) (11,940) (111,509)
Holmen AB, Class B (2) (4,572) (173,492)
Lifco AB, Class B (2) (3,035) (42,105)
Nibe Industrier AB, Class B (2) (18,162) (162,009)
Saab AB, Class B (2) (3,139) (97,801)
Sagax AB, Class B (2) (1,646) (27,098)
Svenska Cellulosa AB SCA, Class
B (2) (4,316) (54,764)
Sweco AB, Class B (2) (3,190) (26,758)
(1,549,206)
—
Switzerland - (1.3)%
Bachem Holding AG, Class B (2) (1,669) (104,967)
Clariant AG (Registered) (2) (7,593) (121,289)
Dufry AG (Registered) (2) (7,856) (238,504)
Idorsia Ltd. (2) (13,948) (180,523)
Lonza Group AG (Registered) (2) (86) (41,873)
OC Oerlikon Corp. AG (Registered)
(2) (1,808) (11,573)
Partners Group Holding AG (2) (167) (134,399)
SIG Group AG (2) (1,350) (27,411)
Sika AG (Registered) (2) (2,042) (410,424)
Sonova Holding AG (Registered)
(2) (561) (123,454)
Straumann Holding AG
(Registered) (2) (3,450) (315,538)
Temenos AG (Registered) (2) (2,551) (171,981)
VAT Group AG (2)(b) (453) (91,927)
(1,973,863)
—
United Kingdom - (2.6)%
Ashtead Group plc (2) (686) (30,808)
AstraZeneca plc (2) (6,970) (766,210)
AVEVA Group plc (2) (6,047) (208,635)
Beazley plc (2) (7,203) (44,901)
Bellway plc (2) (961) (18,102)
Berkeley Group Holdings plc (2) (2,061) (75,300)
boohoo Group plc (2) (112,247) (45,004)
British American Tobacco plc (2) (5,627) (201,770)
ConvaTec Group plc (2)(b) (47,997) (109,077)
Croda International plc (2) (7,189) (513,467)
Dechra Pharmaceuticals plc (2) (2,441) (70,889)
easyJet plc (2) (12,721) (41,507)
Frasers Group plc (2) (2,642) (19,802)
Halma plc (2) (11,104) (249,755)
Hargreaves Lansdown plc (2) (9,060) (86,768)
Hiscox Ltd. (2) (9,572) (93,913)
JD Sports Fashion plc (2) (47,867) (52,734)
Legal & General Group plc (2) (10,769) (25,705)
Ocado Group plc (2) (12,643) (65,611)
Reckitt Benckiser Group plc (2) (10,065) (667,123)
Rolls-Royce Holdings plc (2) (464,551) (355,777)
Standard Chartered plc (2) (9,193) (57,498)
Weir Group plc (The) (2) (2,130) (32,975)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (2.6)% (continued)
WH Smith plc (2) (2,620) (34,544)
(3,867,875)
—
United States - (36.1)%
10X Genomics, Inc., Class A (9,722) (276,883)
Adaptive Biotechnologies Corp. (7,922) (56,405)
ADT, Inc. (2,783) (20,845)
Advanced Drainage Systems, Inc. (826) (102,730)
Advanced Micro Devices, Inc. (1,706) (108,092)
AES Corp. (The) (529) (11,955)
agilon health, Inc. (1,278) (29,931)
Air Products and Chemicals, Inc. (127) (29,557)
Airbnb, Inc., Class A (1,614) (169,535)
Albemarle Corp. (931) (246,194)
Alcoa Corp. (11,207) (377,228)
Alnylam Pharmaceuticals, Inc. (885) (177,142)
Alteryx, Inc., Class A (1,502) (83,872)
Altria Group, Inc. (1,373) (55,442)
Amazon.com, Inc. (3,801) (429,513)
AMC Entertainment Holdings, Inc.,
Class A (11,763) (81,988)
Amedisys, Inc. (176) (17,035)
American Airlines Group, Inc. (35,978) (433,175)
American Express Co. (4,174) (563,114)
American Water Works Co., Inc. (5,245) (682,689)
Amphenol Corp., Class A (1,688) (113,028)
Antero Resources Corp. (3,951) (120,624)
Aon plc, Class A (3,299) (883,702)
Aptiv plc (3,494) (273,266)
Arrowhead Pharmaceuticals, Inc. (4,913) (162,375)
Arthur J Gallagher & Co. (1,242) (212,655)
Atmos Energy Corp. (2,770) (282,125)
Axalta Coating Systems Ltd. (479) (10,088)
Axon Enterprise, Inc. (560) (64,820)
AZEK Co., Inc. (The) (1,859) (30,897)
Azenta, Inc. (261) (11,186)
Baker Hughes Co. (6,879) (144,184)
Ball Corp. (9,658) (466,675)
Bank OZK (606) (23,973)
Bausch Health Cos., Inc. (2,041) (14,096)
Bill.com Holdings, Inc. (3,212) (425,172)
BioMarin Pharmaceutical, Inc. (653) (55,355)
BJ's Wholesale Club Holdings, Inc. (1,386) (100,915)
BlackRock, Inc. (157) (86,394)
Block, Inc., Class A (1,055) (58,014)
Boeing Co. (The) (5,754) (696,693)
Boston Beer Co., Inc. (The), Class
A (427) (138,199)
Bright Horizons Family Solutions,
Inc. (2,168) (124,985)
Brink's Co. (The) (1,739) (84,237)
Brown & Brown, Inc. (686) (41,489)
Burlington Stores, Inc. (640) (71,610)
Cable One, Inc. (50) (42,653)
Cadence Bank (734) (18,651)
Caesars Entertainment, Inc. (3,381) (109,071)
CarMax, Inc. (619) (40,866)
Carnival Corp. (51,752) (363,817)
Carvana Co. (10,497) (213,089)
Catalent, Inc. (859) (62,157)
INVESTMENTS SHARES VALUE ($)
United States - (36.1)% (continued)
Cboe Global Markets, Inc. (465) (54,577)
CH Robinson Worldwide, Inc. (5,546) (534,135)
ChargePoint Holdings, Inc. (2,757) (40,693)
Charles Schwab Corp. (The) (6,215) (446,672)
Chart Industries, Inc. (415) (76,505)
Charter Communications, Inc.,
Class A (361) (109,509)
Chevron Corp. (4,365) (627,120)
Chewy, Inc., Class A (4,056) (124,600)
Clarivate plc (10,619) (99,712)
Cloudflare, Inc., Class A (2,342) (129,536)
CME Group, Inc. (4,349) (770,337)
CNX Resources Corp. (9,890) (153,592)
Coinbase Global, Inc., Class A (1,877) (121,048)
Commerce Bancshares, Inc. (3,894) (257,627)
Copart, Inc. (183) (19,471)
Corning, Inc. (347) (10,070)
CoStar Group, Inc. (1,045) (72,784)
Costco Wholesale Corp. (1,766) (834,028)
Coupa Software, Inc. (1,735) (102,018)
Crocs, Inc. (1,281) (87,953)
Crowdstrike Holdings, Inc., Class A (2,055) (338,685)
Crown Holdings, Inc. (5,610) (454,578)
Danaher Corp. (2,266) (585,285)
Datadog, Inc., Class A (1,200) (106,536)
Delta Air Lines, Inc. (2,531) (71,020)
Dexcom, Inc. (3,004) (241,942)
DocuSign, Inc. (218) (11,656)
Dollar Tree, Inc. (6,796) (924,935)
Dominion Energy, Inc. (1,003) (69,317)
Domino's Pizza, Inc. (60) (18,612)
DoorDash, Inc., Class A (1,454) (71,900)
DraftKings, Inc., Class A (13,227) (200,257)
DTE Energy Co. (91) (10,470)
Dun & Bradstreet Holdings, Inc. (17,793) (220,455)
Ecolab, Inc. (255) (36,827)
Edison International (7,920) (448,114)
Elanco Animal Health, Inc. (2,338) (29,015)
Elastic NV (478) (34,292)
Eli Lilly & Co. (1,916) (619,539)
Energizer Holdings, Inc. (951) (23,908)
Entegris, Inc. (765) (63,510)
Equifax, Inc. (564) (96,687)
Erie Indemnity Co., Class A (398) (88,479)
Essential Utilities, Inc. (2,876) (119,009)
Etsy, Inc. (887) (88,815)
Eversource Energy (2,302) (179,464)
Exact Sciences Corp. (3,875) (125,899)
Exelixis, Inc. (1,926) (30,200)
Fastenal Co. (13,915) (640,647)
First Citizens BancShares, Inc.,
Class A (19) (15,151)
First Financial Bankshares, Inc. (8,111) (339,283)
First Republic Bank (2,162) (282,249)
FirstEnergy Corp. (4,240) (156,880)
Five Below, Inc. (384) (52,865)
Five9, Inc. (1,588) (119,068)
Floor & Decor Holdings, Inc., Class
A (1,083) (76,092)
Fluor Corp. (3,227) (80,320)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (36.1)% (continued)
Fox Factory Holding Corp. (1,265) (100,036)
Freeport-McMoRan, Inc. (4,037) (110,331)
Freshpet, Inc. (2,886) (144,560)
FTI Consulting, Inc. (277) (45,902)
Garmin Ltd. (1,851) (148,654)
General Electric Co. (4,227) (261,694)
Glacier Bancorp, Inc. (2,399) (117,863)
Grocery Outlet Holding Corp. (9,920) (330,237)
Guardant Health, Inc. (7,385) (397,535)
HealthEquity, Inc. (4,001) (268,747)
Helen of Troy Ltd. (520) (50,149)
Hershey Co. (The) (2,095) (461,885)
Hess Corp. (3,556) (387,568)
Home Depot, Inc. (The) (63) (17,384)
Honeywell International, Inc. (2,058) (343,624)
Hormel Foods Corp. (5,577) (253,419)
Howard Hughes Corp. (The) (2,042) (113,106)
Illumina, Inc. (209) (39,875)
Insulet Corp. (824) (189,026)
Intercontinental Exchange, Inc. (3,660) (330,681)
International Flavors & Fragrances,
Inc. (1,631) (148,144)
Intuitive Surgical, Inc. (728) (136,456)
Ionis Pharmaceuticals, Inc. (5,956) (263,434)
Iovance Biotherapeutics, Inc. (11,555) (110,697)
Iridium Communications, Inc. (4,672) (207,297)
Jazz Pharmaceuticals plc (189) (25,192)
KBR, Inc. (253) (10,935)
Kinsale Capital Group, Inc. (967) (246,991)
Kirby Corp. (1,713) (104,099)
Kraft Heinz Co. (The) (399) (13,307)
Lamb Weston Holdings, Inc. (780) (60,356)
Las Vegas Sands Corp. (7,985) (299,597)
Liberty Broadband Corp., Class C (1,358) (100,220)
Lululemon Athletica, Inc. (1,462) (408,717)
Lyft, Inc., Class A (24,089) (317,252)
Madison Square Garden Sports
Corp., Class A (1,175) (160,576)
MarketAxess Holdings, Inc. (1,398) (311,041)
Marsh & McLennan Cos., Inc. (4,215) (629,257)
Martin Marietta Materials, Inc. (78) (25,123)
Marvell Technology, Inc. (1,966) (84,361)
McCormick & Co., Inc. (Non-Voting) (3,769) (268,617)
Mercury General Corp. (368) (10,459)
Mercury Systems, Inc. (509) (20,665)
Mirati Therapeutics, Inc. (2,891) (201,907)
MongoDB, Inc. (553) (109,804)
Moody's Corp. (530) (128,848)
MP Materials Corp. (14,868) (405,896)
MSCI, Inc. (221) (93,216)
Nasdaq, Inc. (11,286) (639,690)
Natera, Inc. (8,250) (361,515)
Nektar Therapeutics (73,336) (234,675)
Netflix, Inc. (879) (206,952)
New Fortress Energy, Inc. (3,816) (166,797)
New Relic, Inc. (496) (28,460)
Newell Brands, Inc. (9,447) (131,219)
Newmont Corp. (21,004) (882,797)
News Corp., Class A (983) (14,853)
NextEra Energy, Inc. (3,433) (269,182)
INVESTMENTS SHARES VALUE ($)
United States - (36.1)% (continued)
NIKE, Inc., Class B (6,362) (528,809)
Nordstrom, Inc. (4,972) (83,182)
Norwegian Cruise Line Holdings
Ltd. (51,830) (588,789)
NOV, Inc. (17,145) (277,406)
Novocure Ltd. (2,669) (202,791)
Nutanix, Inc., Class A (6,212) (129,396)
NVIDIA Corp. (1,543) (187,305)
Oak Street Health, Inc. (2,857) (70,054)
Okta, Inc. (1,052) (59,827)
Ollie's Bargain Outlet Holdings, Inc. (12,482) (644,071)
ONE Gas, Inc. (2,305) (162,249)
ONEOK, Inc. (2,381) (122,002)
PacWest Bancorp (5,555) (125,543)
Palantir Technologies, Inc., Class A (6,940) (56,422)
Paramount Global, Class B (4,496) (85,604)
Peloton Interactive, Inc., Class A (40,458) (280,374)
Penumbra, Inc. (183) (34,697)
PG&E Corp. (1,272) (15,900)
Philip Morris International, Inc. (125) (10,376)
Pinterest, Inc., Class A (540) (12,582)
Planet Fitness, Inc., Class A (946) (54,546)
Plug Power, Inc. (18,109) (380,470)
PNC Financial Services Group, Inc.
(The) (1,866) (278,818)
Pool Corp. (390) (124,102)
Primerica, Inc. (98) (12,098)
Progyny, Inc. (4,273) (158,357)
Public Service Enterprise Group,
Inc. (2,045) (114,990)
QuantumScape Corp. (26,797) (225,363)
Range Resources Corp. (6,705) (169,368)
Repligen Corp. (601) (112,453)
RH (67) (16,487)
RingCentral, Inc., Class A (611) (24,416)
RLI Corp. (876) (89,685)
ROBLOX Corp., Class A (827) (29,640)
Rocket Cos., Inc., Class A (63,188) (399,348)
Rockwell Automation, Inc. (429) (92,282)
Roku, Inc. (1,719) (96,952)
Ross Stores, Inc. (1,111) (93,624)
Royal Caribbean Cruises Ltd. (6,169) (233,805)
Royal Gold, Inc. (2,249) (211,001)
S&P Global, Inc. (482) (147,179)
Sabre Corp. (33,712) (173,617)
Sage Therapeutics, Inc. (6,918) (270,909)
Schlumberger NV (16,225) (582,478)
Scotts Miracle-Gro Co. (The) (714) (30,524)
Seagen, Inc. (1,693) (231,653)
Sherwin-Williams Co. (The) (1,756) (359,541)
Shift4 Payments, Inc., Class A (448) (19,985)
Signature Bank (1,669) (252,019)
Sinch AB (2)(b) (31,079) (41,201)
SiteOne Landscape Supply, Inc. (350) (36,449)
SiTime Corp. (126) (9,920)
Six Flags Entertainment Corp. (5,295) (93,722)
Smartsheet, Inc., Class A (394) (13,538)
Snap, Inc., Class A (30,008) (294,679)
Snowflake, Inc., Class A (483) (82,091)
SoFi Technologies, Inc. (56,926) (277,799)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (36.1)% (continued)
SolarEdge Technologies, Inc. (792) (183,316)
Southwest Gas Holdings, Inc. (5,984) (417,384)
Southwestern Energy Co. (23,781) (145,540)
Spire, Inc. (627) (39,081)
Splunk, Inc. (645) (48,504)
STAAR Surgical Co. (1,156) (81,556)
Sunrun, Inc. (14,768) (407,449)
SVB Financial Group (439) (147,407)
Switch, Inc., Class A (10,114) (340,741)
Sysco Corp. (2,333) (164,966)
Tandem Diabetes Care, Inc. (407) (19,475)
Targa Resources Corp. (1,234) (74,460)
Target Corp. (2,828) (419,647)
Teladoc Health, Inc. (881) (22,333)
Tempur Sealy International, Inc. (1,006) (24,285)
Tesla, Inc. (1,749) (463,922)
Texas Capital Bancshares, Inc. (672) (39,668)
Thermo Fisher Scientific, Inc. (122) (61,877)
TJX Cos., Inc. (The) (693) (43,049)
T-Mobile US, Inc. (3,303) (443,164)
TopBuild Corp. (1,355) (223,277)
Tractor Supply Co. (474) (88,107)
Trade Desk, Inc. (The), Class A (1,381) (82,515)
Tradeweb Markets, Inc., Class A (2,947) (166,270)
TransUnion (442) (26,295)
Trimble, Inc. (641) (34,787)
TripAdvisor, Inc. (4,417) (97,527)
Truist Financial Corp. (4,814) (209,602)
Twilio, Inc., Class A (1,778) (122,931)
Twitter, Inc. (16,064) (704,245)
Uber Technologies, Inc. (22,129) (586,419)
Ultragenyx Pharmaceutical, Inc. (7,962) (329,706)
Under Armour, Inc., Class A (1,702) (11,318)
Union Pacific Corp. (3,354) (653,426)
United Airlines Holdings, Inc. (7,152) (232,655)
Unity Software, Inc. (663) (21,123)
Upstart Holdings, Inc. (5,602) (116,466)
Verisk Analytics, Inc. (1,432) (244,199)
VF Corp. (2,450) (73,280)
Visteon Corp. (466) (49,424)
Walmart, Inc. (1,306) (169,388)
Walt Disney Co. (The) (557) (52,542)
Waste Management, Inc. (3,184) (510,109)
Wayfair, Inc., Class A (1,444) (47,002)
West Pharmaceutical Services, Inc. (808) (198,833)
Westinghouse Air Brake
Technologies Corp. (909) (73,947)
White Mountains Insurance Group
Ltd. (205) (267,119)
Williams Cos., Inc. (The) (13,586) (388,967)
Wingstop, Inc. (465) (58,320)
Wolfspeed, Inc. (770) (79,587)
Wynn Resorts Ltd. (3,791) (238,947)
Zillow Group, Inc., Class C (1,640) (46,920)
ZoomInfo Technologies, Inc., Class
A (1,670) (69,572)
Zscaler, Inc. (855) (140,536)
(52,710,887)
—
INVESTMENTS SHARES VALUE ($)
Zambia - (0.2)%
First Quantum Minerals Ltd. (15,085) (256,085)
TOTAL COMMON STOCKS
(Proceeds $(165,225,385)) (103,950,255)
PREFERRED STOCKS – (0.0)% (c)
United States – (0.0)% (c)
AMC Entertainment Holdings, Inc.,
0.00%, 11/9/2022 (i)
(Proceeds $(126,890))(i) (11,763) (31,878)
NO. OF
RIGHTS
RIGHTS – (0.0)%
Australia – (0.0)%
Atlas Arteria Ltd., expiring
10/6/2022 (2)* (Proceeds $–) (10,743) –
NO. OF
WARRANTS
WARRANTS – (0.0)% (c)
Canada – (0.0)% (c)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (7,124)
TOTAL SHORT POSITIONS
(Proceeds $(165,352,275)) (103,989,257)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.3%
(Cost $54,046,274) 126,272,620
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.7% (j) 20,015,088
NET ASSETS - 100.0% 146,287,708
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (4,095,445) (2.8) %
Consumer Discretionary 1,690,242 1.2
Consumer Staples (3,953,113) (2.7)
Energy 7,827,545 5.3
Financials 6,378,761 4.4
Health Care (4,670,203) (3.2)
Industrials 3,701,704 2.5
Information Technology (118,354) (0.1)
Materials 2,136,829 1.5
Real Estate 341,478 0.2
Utilities (761,293) (0.5)
Investment Companies 79,115,943 54.1
U.S. Treasury Obligations 38,678,526 26.4
Total Investments In Securities
At Value 126,272,620 86.3
Other Assets in Excess of
Liabilities (j) 20,015,088 13.7
Net Assets
$ 146,287,708 100.0%

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $107,595,847; additional securities sold but not yet settled totaling $55,280 were also segregated. In addition, $6,166,040 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $(3,242,484), which represents
(2.22)% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $20,310,657.
(e) Represents 7-day effective yield as of September 30, 2022.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Perpetual security. The rate reflected was the rate in effect on September 30, 2022. The maturity date reflects the next call date.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 11,000,000 $ 164,516 $ 302,894 $ 467,410
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 21,400,000 315,467 (46,291) 269,176
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 39,700,000 486,608 571,719 1,058,327
Receive 1D SONIA Annual 2.25% Annual 12/21/2032 GBP 700,000 24,545 109,764 134,309
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 400,000 92,869 9,804 102,673
Receive 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 1,100,000 98,476 130,822 229,298
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 5,900,000 555,144 169,826 724,970
Receive 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 629,800,000 (53,348) 62,617 9,269
Receive 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 3,221,500,000 24,858 73,791 98,649
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 58,500,000 812,752 547,436 1,360,188
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 24,500,000 35,856 (4,002) 31,854
Receive 3M BA Qtrly 3.25% Semi 3/13/2025 CAD 85,100,000 925,221 52,358 977,579
Receive 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 2,400,000 5,392 12,820 18,212
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 12,600,000 (4,639) 30,313 25,674
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 500,000 30,453 58,253 88,706
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 5,800,000 207,155 348,347 555,502
3,721,325 2,430,471 6,151,796
Pay 1D SARON Annual 1.00% Annual 3/17/2025 CHF 32,300,000 (238,319) (141,037) (379,356)
Pay 1D SOFR Annual 2.00% Annual 12/21/2032 USD 2,400,000 (180,261) (128,926) (309,187)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 1,800,000 (82,471) (70,025) (152,496)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 4,000,000 (177,882) 2,877 (175,005)
Pay 1D SONIA Annual 2.75% Annual 12/23/2024 GBP 3,600,000 (72,980) (141,609) (214,589)
Pay 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 1,900,000 (139,789) (2,641) (142,430)
Pay 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 20,700,000 (661,757) (50,016) (711,773)
Pay 1D SONIA Annual 2.50% Annual 3/17/2025 GBP 2,100,000 (144,389) 8,491 (135,898)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 3,055,700,000 (30,752) (23,732) (54,484)
Pay 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 18,454,000,000 (344,938) (59,251) (404,189)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 13,600,000 (892,035) (74,043) (966,078)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 2,300,000 (16,405) (4,780) (21,185)
Pay 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 3,200,000 (74,591) (3,023) (77,614)
Pay 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 17,400,000 (74,243) (78,802) (153,045)
Pay 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 16,100,000 3,426 (61,819) (58,393)
Pay 3M BBR Qtrly 3.50% Qtrly 3/13/2025 AUD 5,000,000 (34,844) (5,654) (40,498)
Pay 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 113,200,000 27 (9,461) (9,434)
Pay 6M BBR Semi 3.50% Semi 12/09/2032 AUD 600,000 (20,570) (9,019) (29,589)
Pay 6M BBR Semi 4.00% Semi 3/10/2033 AUD 4,100,000 (55,207) (44,572) (99,779)
Pay 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 52,200,000 (1,100,258) (457,849) (1,558,107)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 15,000,000 (3,848) (5,174) (9,022)
(4,342,086) (1,360,065) (5,702,151)
$ (620,761) $ 1,070,406 $ 449,645
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(a) Floating rate indices at September 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 2.98%
1 Day Sterling Overnight Index Average (''SONIA''): 2.19%
1 Day Swiss Average Rate Overnight (“SARON”): 0.44%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.07%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.06%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.20%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 1.73%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 1.81%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.46%
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/04/2022 USD (47,080) $ 105
Hang Seng Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (860,500) 1,683
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (3,548,400) 14,203
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/13/2022 BRL (2,210,040) 10,705
KOSPI 200
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 12/08/2022 KRW (282,450,000) 21,549
Live Cattle
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 12/02/2022 USD (176,460) 4,297
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/16/2022 CHF (718,130) 47,341
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/16/2022 PLN (1,699,460) 10,468
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.60%) Monthly BANA 12/21/2022 HKD (1,383,845) 17,930
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.15%) Monthly BANA 12/21/2022 MXN (2,157,304) –

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.25%) Monthly BANA 12/21/2022 EUR (1,204,244) $ 88,049
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.20%) Monthly BANA 12/21/2022 SGD (844,853) 24,343
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.61%) Monthly BANA 12/21/2022 SEK (2,841,131) 13,360
254,033
DTOP Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/15/2022 ZAR 901,760 (3,869)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/07/2022 USD (171,930) (2,956)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/07/2022 USD 171,930 (2,188)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 12/02/2022 USD 176,460 (4,405)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/27/2022 USD (34,176) (371)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/19/2022 TWD 37,503,200 (94,807)
Tel Aviv Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/28/2022 ILS 1,102,338 (18,388)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.35%)
Increases in
total return of
reference entity
Monthly BANA 12/21/2022 EUR 2,465,113 (188,298)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly BANA 12/21/2022 ZAR 3,589,279 $ (11,022)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.35%)
Increases in
total return of
reference entity
Monthly BANA 12/21/2022 EUR 521,686 (44,293)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.12%)
Increases in
total return of
reference entity
Monthly BANA 12/21/2022 CHF 2,486,164 (112,383)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 12/21/2022 GBP 254,808 (14,421)
(497,401)
$ (243,368)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 63 10/2022 USD $ 5,363,820 $ (341,746)
FTSE Bursa Malaysia KLCI Index 6 10/2022 MYR 90,608 (483)
IBEX 35 Index 52 10/2022 EUR 3,752,580 (370,674)
LME Aluminum Base Metal 1 10/2022 USD 53,688 (6,815)
LME Aluminum Base Metal 1 10/2022 USD 53,996 (5,208)
LME Aluminum Base Metal 1 10/2022 USD 53,681 (7,212)
LME Aluminum Base Metal 2 10/2022 USD 108,181 (10,637)
LME Aluminum Base Metal 3 10/2022 USD 161,194 (20,991)
LME Copper Base Metal 1 10/2022 USD 192,200 6,419
LME Copper Base Metal 2 10/2022 USD 383,963 17,530
LME Copper Base Metal 2 10/2022 USD 384,300 (6,254)
LME Copper Base Metal 3 10/2022 USD 576,600 (15,245)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 10/2022 USD $ 576,150 $ 20,102
LME Copper Base Metal 3 10/2022 USD 575,025 (7,008)
LME Copper Base Metal 3 10/2022 USD 576,600 592
LME Copper Base Metal 4 10/2022 USD 766,900 7,289
LME Copper Base Metal 4 10/2022 USD 768,800 47,668
LME Copper Base Metal 7 10/2022 USD 1,344,875 20,601
LME Zinc Base Metal 1 10/2022 USD 75,463 (265)
LME Zinc Base Metal 1 10/2022 USD 75,428 924
NY Harbor ULSD 1 10/2022 USD 135,307 (5,923)
SGX FTSE Taiwan Index 74 10/2022 USD 3,455,800 (83,740)
WTI Crude Oil 19 10/2022 USD 1,510,310 (106,701)
LME Aluminum Base Metal 1 11/2022 USD 53,863 (9,028)
LME Aluminum Base Metal 1 11/2022 USD 53,806 (6,322)
LME Aluminum Base Metal 1 11/2022 USD 53,756 (5,622)
LME Aluminum Base Metal 2 11/2022 USD 107,625 (15,647)
LME Copper Base Metal 1 11/2022 USD 190,202 (4,867)
LME Copper Base Metal 1 11/2022 USD 191,400 (2,789)
LME Copper Base Metal 1 11/2022 USD 191,450 (3,517)
LME Copper Base Metal 1 11/2022 USD 190,485 (9,794)
LME Copper Base Metal 1 11/2022 USD 191,213 (6,415)
LME Copper Base Metal 1 11/2022 USD 191,025 (12,590)
LME Copper Base Metal 1 11/2022 USD 190,344 (15,749)
LME Copper Base Metal 2 11/2022 USD 381,925 (16,080)
LME Copper Base Metal 2 11/2022 USD 380,828 (23,963)
LME Copper Base Metal 5 11/2022 USD 953,125 (50,211)
LME Copper Base Metal 7 11/2022 USD 1,339,363 (19,076)
LME Zinc Base Metal 1 11/2022 USD 75,319 (6,640)
LME Zinc Base Metal 1 11/2022 USD 74,875 (12,588)
LME Zinc Base Metal 1 11/2022 USD 75,225 (16,028)
LME Zinc Base Metal 1 11/2022 USD 75,250 (13,821)
Low Sulphur Gasoil 1 11/2022 USD 94,175 (9,371)
Coffee 'C' 3 12/2022 USD 249,244 5,724
EURO STOXX 50 Index 143 12/2022 EUR 4,645,878 (435,310)
Euro-Bund 181 12/2022 EUR 24,540,002 (1,062,353)
FTSE 100 Index 28 12/2022 GBP 2,161,708 (165,424)
FTSE/JSE Top 40 Index 36 12/2022 ZAR 1,149,832 (105,649)
FTSE/MIB Index 99 12/2022 EUR 9,959,126 (750,447)
Japan 10 Year Bond 24 12/2022 JPY 24,625,165 32,615
KC HRW Wheat 1 12/2022 USD 49,575 3,523
LME Aluminum Base Metal 1 12/2022 USD 54,025 (1,853)
LME Aluminum Base Metal 1 12/2022 USD 54,017 (2,548)
LME Aluminum Base Metal 1 12/2022 USD 53,988 (1,065)
LME Aluminum Base Metal 1 12/2022 USD 54,010 (2,244)
LME Aluminum Base Metal 1 12/2022 USD 54,025 (3,640)
LME Aluminum Base Metal 1 12/2022 USD 53,963 (1,065)
LME Aluminum Base Metal 1 12/2022 USD 54,050 (1,067)
LME Copper Base Metal 1 12/2022 USD 190,155 (1,183)
LME Copper Base Metal 1 12/2022 USD 189,776 (10,003)
LME Copper Base Metal 1 12/2022 USD 189,023 4,758
LME Copper Base Metal 2 12/2022 USD 378,000 (941)
LME Copper Base Metal 20 12/2022 USD 3,789,500 (229,090)
LME Nickel Base Metal 1 12/2022 USD 126,552 (19,452)
LME Nickel Base Metal 1 12/2022 USD 126,552 (20,464)
LME Zinc Base Metal 1 12/2022 USD 74,778 (3,101)
LME Zinc Base Metal 2 12/2022 USD 149,150 (7,979)
Long Gilt 6 12/2022 GBP 646,817 (326)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
SET50 Index 197 12/2022 THB $ 994,192 $ (18,095)
Silver 17 12/2022 USD 1,618,315 (1,998)
Soybean Meal 7 12/2022 USD 282,100 (10,425)
Soybean Oil 1 12/2022 USD 36,936 (1,952)
SPI 200 Index 76 12/2022 AUD 7,858,356 (623,841)
TOPIX Index 194 12/2022 JPY 24,610,241 (871,108)
(5,433,898)
Short Contracts
Amsterdam Exchange Index (55) 10/2022 EUR (6,906,559) 511,563
CAC 40 10 Euro Index (10) 10/2022 EUR (564,852) 35,467
Hang Seng Index (21) 10/2022 HKD (2,302,077) 62,897
HSCEI (44) 10/2022 HKD (1,657,501) 45,387
LME Aluminum Base Metal (1) 10/2022 USD (53,681) 7,566
LME Aluminum Base Metal (1) 10/2022 USD (53,688) 6,948
LME Aluminum Base Metal (1) 10/2022 USD (53,996) 5,349
LME Aluminum Base Metal (2) 10/2022 USD (108,181) 11,708
LME Aluminum Base Metal (3) 10/2022 USD (161,194) 21,207
LME Copper Base Metal (1) 10/2022 USD (192,200) (5,928)
LME Copper Base Metal (2) 10/2022 USD (384,300) (30)
LME Copper Base Metal (2) 10/2022 USD (383,963) (18,193)
LME Copper Base Metal (3) 10/2022 USD (575,025) 7,730
LME Copper Base Metal (3) 10/2022 USD (576,150) (21,908)
LME Copper Base Metal (3) 10/2022 USD (576,600) (30,158)
LME Copper Base Metal (3) 10/2022 USD (576,600) (102)
LME Copper Base Metal (4) 10/2022 USD (768,800) 2,939
LME Copper Base Metal (4) 10/2022 USD (766,900) (7,945)
LME Copper Base Metal (7) 10/2022 USD (1,344,875) (12,881)
LME Zinc Base Metal (1) 10/2022 USD (75,428) (368)
LME Zinc Base Metal (1) 10/2022 USD (75,463) 485
MSCI Singapore Index (122) 10/2022 SGD (2,383,937) 5,272
Natural Gas (8) 10/2022 USD (541,280) 75,199
OMXS30 Index (33) 10/2022 SEK (544,169) 24,236
RBOB Gasoline (1) 10/2022 USD (99,532) 2,249
SGX FTSE China A50 Index (12) 10/2022 USD (154,992) 251
SGX NIFTY 50 Index (32) 10/2022 USD (1,093,632) (8,739)
LME Aluminum Base Metal (1) 11/2022 USD (53,863) 8,776
LME Aluminum Base Metal (1) 11/2022 USD (53,756) 5,754
LME Aluminum Base Metal (1) 11/2022 USD (53,806) 6,573
LME Aluminum Base Metal (2) 11/2022 USD (107,625) 16,369
LME Copper Base Metal (1) 11/2022 USD (190,485) 9,763
LME Copper Base Metal (1) 11/2022 USD (191,025) 13,085
LME Copper Base Metal (1) 11/2022 USD (191,400) 3,060
LME Copper Base Metal (1) 11/2022 USD (190,202) 7,921
LME Copper Base Metal (1) 11/2022 USD (191,213) 6,139
LME Copper Base Metal (1) 11/2022 USD (190,344) 14,317
LME Copper Base Metal (1) 11/2022 USD (191,450) 3,397
LME Copper Base Metal (2) 11/2022 USD (380,828) 23,167
LME Copper Base Metal (2) 11/2022 USD (381,925) 13,990
LME Copper Base Metal (5) 11/2022 USD (953,125) 45,987
LME Copper Base Metal (7) 11/2022 USD (1,339,363) 25,574
LME Zinc Base Metal (1) 11/2022 USD (74,875) 12,578
LME Zinc Base Metal (1) 11/2022 USD (75,250) 13,122
LME Zinc Base Metal (1) 11/2022 USD (75,319) 6,603
LME Zinc Base Metal (1) 11/2022 USD (75,225) 14,731
Soybean (30) 11/2022 USD (2,047,125) 173,515
100 oz Gold (110) 12/2022 USD (18,392,000) 686,619

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Australia 10 Year Bond (62) 12/2022 AUD $ (4,646,433) $ 59,470
Australia 3 Year Bond (39) 12/2022 AUD (2,661,260) 22,258
Canada 10 Year Bond (56) 12/2022 CAD (5,005,480) 23,160
Cocoa (1) 12/2022 USD (23,540) 4
Copper (3) 12/2022 USD (255,938) 231
Corn (120) 12/2022 USD (4,065,000) (352,401)
Cotton No. 2 (1) 12/2022 USD (42,670) 4,097
DAX Index (44) 12/2022 EUR (13,081,119) 902,741
DJIA CBOT E-Mini Index (4) 12/2022 USD (576,020) 52,007
Euro-Bobl (12) 12/2022 EUR (1,405,980) 23,208
Euro-BTP (6) 12/2022 EUR (660,358) 22,824
Euro-Buxl (3) 12/2022 EUR (430,497) 35,929
Euro-OAT (7) 12/2022 EUR (905,566) 35,302
Euro-Schatz (35) 12/2022 EUR (3,672,860) 20,426
KOSPI 200 Index (17) 12/2022 KRW (839,039) 70,176
Live Cattle (1) 12/2022 USD (58,820) 638
LME Aluminum Base Metal (1) 12/2022 USD (53,988) 1,122
LME Aluminum Base Metal (1) 12/2022 USD (53,963) 522
LME Aluminum Base Metal (1) 12/2022 USD (54,010) 2,090
LME Aluminum Base Metal (1) 12/2022 USD (54,025) 3,236
LME Aluminum Base Metal (1) 12/2022 USD (54,050) 1,778
LME Aluminum Base Metal (1) 12/2022 USD (54,017) 2,687
LME Aluminum Base Metal (15) 12/2022 USD (810,375) 48,063
LME Copper Base Metal (1) 12/2022 USD (189,023) (2,444)
LME Copper Base Metal (1) 12/2022 USD (190,155) 774
LME Copper Base Metal (1) 12/2022 USD (189,475) (4,840)
LME Copper Base Metal (1) 12/2022 USD (189,776) 10,440
LME Copper Base Metal (2) 12/2022 USD (378,000) 3,087
LME Nickel Base Metal (1) 12/2022 USD (126,552) 4,863
LME Nickel Base Metal (1) 12/2022 USD (126,552) 19,365
LME Zinc Base Metal (1) 12/2022 USD (74,575) 3,122
LME Zinc Base Metal (1) 12/2022 USD (74,778) 3,133
MEX BOLSA Index (6) 12/2022 MXN (133,722) 8,099
MSCI EAFE E-Mini Index (5) 12/2022 USD (415,150) 46,890
MSCI Emerging Markets E-Mini Index (9) 12/2022 USD (392,175) 50,437
NASDAQ 100 E-Mini Index (2) 12/2022 USD (441,420) 33,654
Russell 2000 E-Mini Index (5) 12/2022 USD (417,450) 36,877
S&P 500 E-Mini Index (108) 12/2022 USD (19,448,099) 2,086,750
S&P Midcap 400 E-Mini Index (1) 12/2022 USD (220,820) 22,881
S&P/TSX 60 Index (17) 12/2022 CAD (2,746,878) 172,814
U.S. Treasury 10 Year Note (281) 12/2022 USD (31,489,562) 1,437,607
U.S. Treasury 2 Year Note (21) 12/2022 USD (4,311,727) 70,523
U.S. Treasury 5 Year Note (21) 12/2022 USD (2,256,352) 70,932
U.S. Treasury Long Bond (7) 12/2022 USD (885,719) 52,407
U.S. Treasury Ultra Bond (5) 12/2022 USD (683,438) 51,517
Wheat (4) 12/2022 USD (184,300) (23,016)
Platinum (1) 1/2023 USD (42,955) (341)
Sugar No. 11 (3) 2/2023 USD (59,405) 1,183
3 Month Canadian Bankers Acceptance (18) 3/2023 CAD (3,112,064) 7,195
3 Month Euro Euribor (5) 3/2023 EUR (1,190,271) 4,414
90-Day New Zealand Bill (4) 3/2023 NZD (2,211,983) 1,773
ASX 90 Day Bank Accepted Bill (9) 3/2023 AUD (5,698,259) 900
3 Month Canadian Bankers Acceptance (17) 6/2023 CAD (2,940,864) 5,844
3 Month Euro Euribor (4) 6/2023 EUR (949,570) 4,046
3 Month SOFR (2) 6/2023 USD (477,800) 4,333
3 Month SONIA (4) 6/2023 GBP (1,052,460) 15,343

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
90-Day Australian Bank Bill (9) 6/2023 AUD $ (5,696,730) $ 1,236
90-Day New Zealand Bill (4) 6/2023 NZD (2,210,906) 4,369
3 Month Canadian Bankers Acceptance (17) 9/2023 CAD (2,944,402) 7,314
3 Month Euro Euribor (5) 9/2023 EUR (1,186,412) 7,162
3 Month SOFR (2) 9/2023 USD (477,950) 3,095
3 Month SONIA (4) 9/2023 GBP (1,051,958) 15,179
90-Day Australian Bank Bill (8) 9/2023 AUD (5,064,131) 405
90-Day New Zealand Bill (4) 9/2023 NZD (2,211,014) 2,786
3 Month Canadian Bankers Acceptance (16) 12/2023 CAD (2,775,546) 2,073
3 Month Euro Euribor (5) 12/2023 EUR (1,187,208) 9,154
3 Month SOFR (2) 12/2023 USD (478,250) 2,487
3 Month SONIA (4) 12/2023 GBP (1,052,516) 16,838
90-Day Australian Bank Bill (8) 12/2023 AUD (5,064,378) 1,053
3 Month Euro Euribor (5) 3/2024 EUR (1,187,637) 8,446
3 Month SOFR (3) 3/2024 USD (718,088) 6,275
3 Month SONIA (4) 3/2024 GBP (1,053,186) 25,017
3 Month Euro Euribor (6) 6/2024 EUR (1,425,458) 14,311
3 Month SOFR (3) 6/2024 USD (719,325) 6,690
3 Month SONIA (4) 6/2024 GBP (1,053,800) 25,921
3 Month Euro Euribor (6) 9/2024 EUR (1,425,973) 7,191
3 Month SOFR (3) 9/2024 USD (720,563) 6,546
3 Month SONIA (4) 9/2024 GBP (1,054,526) 26,717
3 Month SOFR (3) 12/2024 USD (721,500) 4,045
3 Month SONIA (4) 12/2024 GBP (1,055,531) 19,429
7,235,110
$ 1,801,212
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 97,500 USD 13,545 CITI
**
12/21/2022 $ 134
CNY 97,500 USD 13,545 JPMC
**
12/21/2022 134
EUR 1,906,500 USD 1,860,876 CITI 12/21/2022 19,432
EUR 1,906,500 USD 1,860,878 JPMC 12/21/2022 19,428
GBP 4,425,000 USD 4,799,233 CITI 12/21/2022 147,551
GBP 4,425,000 USD 4,799,239 JPMC 12/21/2022 147,545
JPY 58,053,000 USD 404,697 CITI 12/21/2022 110
JPY 58,053,000 USD 404,698 JPMC 12/21/2022 109
MXN 24,341,500 USD 1,188,545 CITI 12/21/2022 2,826
MXN 24,341,500 USD 1,188,546 JPMC 12/21/2022 2,825
USD 1,722,563 AUD 2,543,002 CITI 12/21/2022 93,615
USD 1,722,558 AUD 2,542,998 JPMC 12/21/2022 93,612
USD 578,388 BRL 3,066,002 CITI
**
12/21/2022 20,166
USD 578,386 BRL 3,065,998 JPMC
**
12/21/2022 20,165
USD 3,500,727 CAD 4,688,003 CITI 12/21/2022 105,637
USD 3,500,718 CAD 4,687,997 JPMC 12/21/2022 105,633
USD 10,555,707 CHF 10,163,003 CITI 12/21/2022 169,832
USD 10,555,687 CHF 10,162,997 JPMC 12/21/2022 169,819
USD 115,053 CLP 106,177,002 CITI
**
12/21/2022 6,991
USD 115,053 CLP 106,176,998 JPMC
**
12/21/2022 6,990
USD 1,771,358 CNY 12,250,000 CITI
**
12/21/2022 52,681

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,771,356 CNY 12,250,000 JPMC
**
12/21/2022 $ 52,678
USD 20 COP 89,000 CITI
**
12/21/2022 1
USD 20 COP 89,000 JPMC
**
12/21/2022 1
USD 188,327 CZK 4,649,000 CITI 12/21/2022 4,243
USD 188,327 CZK 4,649,000 JPMC 12/21/2022 4,243
USD 65,443 DKK 482,000 CITI 12/21/2022 1,499
USD 65,443 DKK 482,000 JPMC 12/21/2022 1,499
USD 11,433,825 EUR 11,368,013 CITI 12/21/2022 221,996
USD 11,433,784 EUR 11,367,987 JPMC 12/21/2022 221,982
USD 12,951,165 GBP 11,124,001 CITI 12/21/2022 515,450
USD 12,951,372 GBP 11,123,999 JPMC 12/21/2022 515,660
USD 247,393 HUF 103,251,501 CITI 12/21/2022 13,493
USD 247,393 HUF 103,251,499 JPMC 12/21/2022 13,493
USD 1 IDR 11,000 CITI
**
12/21/2022 –
USD 1 IDR 11,000 JPMC
**
12/21/2022 –
USD 2,275,392 ILS 7,583,501 CITI 12/21/2022 133,618
USD 2,275,389 ILS 7,583,499 JPMC 12/21/2022 133,615
USD 1,027,607 INR 82,773,003 CITI
**
12/21/2022 20,632
USD 1,027,606 INR 82,772,997 JPMC
**
12/21/2022 20,631
USD 13,259,985 JPY 1,827,284,511 CITI 12/21/2022 518,216
USD 13,259,968 JPY 1,827,284,497 JPMC 12/21/2022 518,200
USD 5,130,104 KRW 6,948,460,002 CITI
**
12/21/2022 297,290
USD 5,130,097 KRW 6,948,459,998 JPMC
**
12/21/2022 297,283
USD 214,322 MXN 4,373,751 CITI 12/21/2022 253
USD 214,321 MXN 4,373,749 JPMC 12/21/2022 253
USD 974,851 NOK 10,018,502 CITI 12/21/2022 52,947
USD 974,849 NOK 10,018,498 JPMC 12/21/2022 52,945
USD 11,090,832 NZD 18,341,500 CITI 12/21/2022 821,276
USD 11,090,818 NZD 18,341,500 JPMC 12/21/2022 821,262
USD 320,095 PHP 18,176,502 CITI
**
12/21/2022 12,951
USD 320,094 PHP 18,176,498 JPMC
**
12/21/2022 12,951
USD 905,349 PLN 4,362,500 CITI 12/21/2022 37,166
USD 905,348 PLN 4,362,500 JPMC 12/21/2022 37,165
USD 1,168,885 SEK 12,553,500 CITI 12/21/2022 31,858
USD 1,168,884 SEK 12,553,500 JPMC 12/21/2022 31,857
USD 500,113 SGD 701,003 CITI 12/21/2022 11,500
USD 500,108 SGD 700,997 JPMC 12/21/2022 11,500
USD 669,299 TWD 20,455,500 CITI
**
12/21/2022 25,157
USD 669,298 TWD 20,455,500 JPMC
**
12/21/2022 25,156
USD 2,051,241 ZAR 35,722,503 CITI 12/21/2022 91,465
USD 2,051,238 ZAR 35,722,497 JPMC 12/21/2022 91,462
Total unrealized appreciation 6,860,082
AUD 24,530,006 USD 16,708,377 CITI 12/21/2022 (995,407)
AUD 24,529,994 USD 16,708,390 JPMC 12/21/2022 (995,429)
BRL 17,166,004 USD 3,254,421 CITI
**
12/21/2022 (129,038)
BRL 17,165,996 USD 3,254,424 JPMC
**
12/21/2022 (129,039)
CAD 14,776,009 USD 11,268,839 CITI 12/21/2022 (567,931)
CAD 14,775,991 USD 11,268,839 JPMC 12/21/2022 (567,947)
CHF 306,003 USD 317,249 CITI 12/21/2022 (4,535)
CHF 305,997 USD 317,243 JPMC 12/21/2022 (4,535)
CLP 1,500 USD 2 CITI
**
12/21/2022 –
CLP 1,500 USD 2 JPMC
**
12/21/2022 –
CNY 20,374,000 USD 2,947,220 CITI
**
12/21/2022 (88,743)
CNY 20,374,000 USD 2,947,224 JPMC
**
12/21/2022 (88,746)
COP 200,954,504 USD 44,686 CITI
**
12/21/2022 (1,735)
COP 200,954,496 USD 44,686 JPMC
**
12/21/2022 (1,735)
DKK 138,500 USD 18,727 CITI 12/21/2022 (354)
DKK 138,500 USD 18,727 JPMC 12/21/2022 (354)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
** Non-deliverable forward.
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 3,254,000 USD 3,264,490 CITI 12/21/2022 $ (55,198)
EUR 3,254,000 USD 3,264,495 JPMC 12/21/2022 (55,201)
GBP 2,165,000 USD 2,522,952 CITI 12/21/2022 (102,662)
GBP 2,165,000 USD 2,522,955 JPMC 12/21/2022 (102,663)
HUF 282,348,002 USD 686,983 CITI 12/21/2022 (47,370)
HUF 282,347,998 USD 686,984 JPMC 12/21/2022 (47,371)
IDR 1,494,860,000 USD 100,202 CITI
**
12/21/2022 (2,926)
IDR 1,494,860,000 USD 100,203 JPMC
**
12/21/2022 (2,926)
ILS 4,797,003 USD 1,411,593 CITI 12/21/2022 (56,796)
ILS 4,796,997 USD 1,411,593 JPMC 12/21/2022 (56,798)
INR 85,625,501 USD 1,063,679 CITI
**
12/21/2022 (22,002)
INR 85,625,499 USD 1,063,681 JPMC
**
12/21/2022 (22,004)
JPY 831,724,001 USD 5,993,847 CITI 12/21/2022 (194,185)
JPY 831,723,999 USD 5,993,854 JPMC 12/21/2022 (194,191)
KRW 500,000,000 USD 351,451 CITI
**
12/21/2022 (3,689)
KRW 500,000,000 USD 351,451 JPMC
**
12/21/2022 (3,689)
MXN 12,911,502 USD 633,651 CITI 12/21/2022 (1,711)
MXN 12,911,498 USD 633,652 JPMC 12/21/2022 (1,712)
NOK 103,151,506 USD 10,395,314 CITI 12/21/2022 (903,298)
NOK 103,151,494 USD 10,395,326 JPMC 12/21/2022 (903,315)
NZD 4,471,500 USD 2,723,081 CITI 12/21/2022 (219,450)
NZD 4,471,500 USD 2,723,084 JPMC 12/21/2022 (219,453)
PLN 6,196,500 USD 1,293,519 CITI 12/21/2022 (60,353)
PLN 6,196,500 USD 1,293,521 JPMC 12/21/2022 (60,353)
SEK 30,633,500 USD 2,908,717 CITI 12/21/2022 (134,104)
SEK 30,633,500 USD 2,908,721 JPMC 12/21/2022 (134,106)
SGD 1,210,001 USD 862,262 CITI 12/21/2022 (18,866)
SGD 1,209,999 USD 862,261 JPMC 12/21/2022 (18,867)
USD 73,856 CNY 530,000 CITI
**
12/21/2022 (504)
USD 73,856 CNY 530,000 JPMC
**
12/21/2022 (504)
USD 38,921 CZK 1,000,000 CITI 12/21/2022 (675)
USD 38,921 CZK 1,000,000 JPMC 12/21/2022 (675)
USD 371,929 EUR 380,500 CITI 12/21/2022 (3,343)
USD 371,928 EUR 380,500 JPMC 12/21/2022 (3,344)
USD 22,508 HUF 10,000,000 CITI 12/21/2022 (145)
USD 22,508 HUF 10,000,000 JPMC 12/21/2022 (145)
USD 364,484 INR 30,000,000 CITI
**
12/21/2022 (481)
USD 364,483 INR 30,000,000 JPMC
**
12/21/2022 (482)
USD 213,361 MXN 4,373,752 CITI 12/21/2022 (708)
USD 213,361 MXN 4,373,748 JPMC 12/21/2022 (708)
USD 286,865 PLN 1,450,500 CITI 12/21/2022 (1,799)
USD 286,865 PLN 1,450,500 JPMC 12/21/2022 (1,799)
USD 806,056 SEK 9,000,000 CITI 12/21/2022 (9,114)
USD 806,055 SEK 9,000,000 JPMC 12/21/2022 (9,116)
USD 110,148 TWD 3,500,000 CITI
**
12/21/2022 (67)
USD 110,147 TWD 3,500,000 JPMC
**
12/21/2022 (67)
ZAR 33,634,003 USD 1,933,402 CITI 12/21/2022 (88,205)
ZAR 33,633,997 USD 1,933,404 JPMC 12/21/2022 (88,208)
Total unrealized depreciation (7,430,876)
Net unrealized depreciation $ (570,794)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 111.6%
COMMON STOCKS - 29.7%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 26,358 86,718
Banks - 0.1%
Patriot National Bancorp, Inc. * 120,629 1,269,017
Biotechnology - 0.1%
Genmab A/S, ADR (Denmark) *
23,483 754,509
Precigen, Inc. *(b)
17,632 37,380
791,889
Capital Markets - 20.5%
7GC & Co. Holdings, Inc., Class
A *(c) 8,188 81,389
Accelerate Acquisition Corp., Class
A (2)*(c) 19,400 190,508
Accretion Acquisition Corp. *(c)
202,180 2,009,669
Achari Ventures Holdings Corp. I
*(c) 42,909 431,235
Acri Capital Acquisition Corp.
(2)*(c) 54,996 549,410
Acropolis Infrastructure Acquisition
Corp., Class A *(c) 20,312 197,128
Aesther Healthcare Acquisition
Corp., Class A *(c) 40,504 412,736
Aetherium Acquisition Corp., Class
A (2)*(c) 175,712 1,746,577
AF Acquisition Corp., Class A
(2)*(c) 110,068 1,077,566
Alpine Acquisition Corp. *(c)
30,206 309,914
Alset Capital Acquisition Corp.,
Class A *(c) 122,496 1,211,485
AltC Acquisition Corp., Class A *(b)
(c) 177,566 1,733,044
AltEnergy Acquisition Corp., Class
A (2)*(c) 122,926 1,226,801
AMCI Acquisition Corp. II, Class
A *(c) 139,000 1,360,810
American Acquisition Opportunity,
Inc., Class A (2)*(c) 74,925 761,987
Anzu Special Acquisition Corp. I,
Class A *(b)(c) 257,365 2,529,898
Apeiron Capital Investment Corp.,
Class A (2)*(c) 108,048 1,085,882
Arbor Rapha Capital Bioholdings
Corp. I (2)*(c) 143,034 1,446,074
Arena Fortify Acquisition Corp.,
Class A (2)*(c) 54,024 541,861
Argus Capital Corp., Class A *(c)
194,467 1,955,366
Armada Acquisition Corp. I *(c)
128,332 1,273,053
Arogo Capital Acquisition Corp.,
Class A (2)*(c) 96,774 961,934
Arrowroot Acquisition Corp., Class
A *(c) 37,750 370,705
Artemis Strategic Investment
Corp., Class A (2)*(c) 204,800 2,037,760
Astrea Acquisition Corp., Class A
*(c) 106,190 1,044,910
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
Athena Consumer Acquisition
Corp., Class A (2)*(c) 128,926 1,295,706
Athlon Acquisition Corp., Class A
*(b)(c) 151,114 1,493,006
Atlantic Coastal Acquisition Corp.,
Class A *(c) 9,967 97,876
Atlas Crest Investment Corp. II,
Class A (2)*(b)(c) 145,464 1,432,820
Ault Disruptive Technologies Corp.
(2)*(c) 73,140 737,251
Aurora Acquisition Corp., Class A
(United Kingdom) *(c) 37,500 370,875
Austerlitz Acquisition Corp. I, Class
A *(b)(c) 181,446 1,779,985
Avalon Acquisition, Inc., Class A
*(b)(c) 229,849 2,300,788
AxonPrime Infrastructure
Acquisition Corp., Class A (2)*(c) 234,165 2,266,717
Banner Acquisition Corp. (2)*(c)
40,407 400,029
Bannix Acquisition Corp. (2)*(c)
26,277 262,770
Banyan Acquisition Corp., Class
A *(c) 114,706 1,145,913
Beard Energy Transition Acquisition
Corp., Class A (2)*(c) 149,518 1,499,666
Belong Acquisition Corp., Class
A *(c) 128,000 1,262,080
Berenson Acquisition Corp. I, Class
A *(c) 110,400 1,086,336
Better World Acquisition Corp. *(c)
35,583 368,640
Big Sky Growth Partners, Inc.,
Class A *(c) 9,105 89,047
Bite Acquisition Corp. (2)*(c)
172,710 1,699,466
Blockchain Moon Acquisition Corp.
*(c) 71,617 714,738
BOA Acquisition Corp., Class A *(c)
185,039 1,839,288
Broad Capital Acquisition Corp. *(c)
69,739 697,390
Build Acquisition Corp., Class A
(2)*(c) 18,151 178,243
byNordic Acquisition Corp.
(Sweden) *(c) 138,414 1,391,061
C5 Acquisition Corp., Class A *(c)
309,299 3,102,269
Canna-Global Acquisition Corp.,
Class A *(c) 188,580 1,910,315
Cascadia Acquisition Corp., Class
A (2)*(c) 120,606 1,185,557
CENAQ Energy Corp., Class A
(2)*(c) 140,000 1,408,400
CF Acquisition Corp. VII, Class A
(2)*(c) 146,292 1,462,920
Churchill Capital Corp. V, Class
A *(c) 42,181 417,592
Churchill Capital Corp. VI, Class
A *(c) 67,203 660,673
Churchill Capital Corp. VII, Class
A *(c) 322,641 3,171,561
CIIG Capital Partners II, Inc., Class
A (2)*(c) 161,558 1,604,271
Clarim Acquisition Corp., Class A
*(c) 153,403 1,517,156

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
Class Acceleration Corp., Class
A *(c) 12,646 124,942
Clean Earth Acquisitions Corp.,
Class A (2)*(c) 195,348 1,928,085
Climate Real Impact Solutions II
Acquisition Corp., Class A (2)*(c) 45,279 446,451
Colicity, Inc., Class A *(c)
131,143 1,290,447
Compute Health Acquisition Corp.,
Class A *(c) 123,242 1,216,399
Concord Acquisition Corp. II, Class
A (2)*(c) 76,866 744,832
Concord Acquisition Corp. III, Class
A *(c) 27,000 270,810
Conyers Park III Acquisition Corp.,
Class A *(c) 484,500 4,709,340
Cowen, Inc., Class A (c)
84,101 3,249,663
Crixus BH3 Acquisition Co., Class
A *(c) 84,579 839,869
D & Z Media Acquisition Corp.,
Class A *(c) 99,246 979,558
DA32 Life Science Tech Acquisition
Corp., Class A (2)*(c) 133,050 1,289,254
Data Knights Acquisition Corp.,
Class A (United Kingdom) *(c) 50,667 525,417
Deep Medicine Acquisition Corp.,
Class A *(c) 152,927 1,541,504
DHB Capital Corp., Class A *(c)
214,054 2,106,291
DiamondHead Holdings Corp.,
Class A *(c) 57,078 563,360
Digital Health Acquisition Corp. *(c)
71,745 726,777
Digital Transformation
Opportunities Corp., Class A *(c) 115,119 1,130,469
DILA Capital Acquisition Corp.,
Class A *(c) 61,667 613,587
Direct Selling Acquisition Corp.,
Class A *(c) 102,582 1,039,156
dMY Technology Group, Inc. VI *(c)
82,182 818,533
DTRT Health Acquisition Corp.,
Class A *(c) 241,028 2,451,255
DUET Acquisition Corp., Class A
(2)*(c) 73,788 730,501
Edify Acquisition Corp., Class A *(c)
247,201 2,444,818
Empowerment & Inclusion Capital I
Corp., Class A *(c) 166,328 1,643,321
Epiphany Technology Acquisition
Corp., Class A *(c) 88,153 870,952
EQ Health Acquisition Corp., Class
A *(c) 87,656 865,603
Everest Consolidator Acquisition
Corp. *(c) 131,016 1,316,711
Evo Acquisition Corp., Class A *(c)
19,320 189,916
ExcelFin Acquisition Corp., Class
A (2)*(c) 134,786 1,350,556
Feutune Light Acquisition Corp.,
Class A (2)*(c) 94,079 936,086
FG Merger Corp. *(c)
98,184 983,804
Financial Strategies Acquisition
Corp. (2)*(c) 131,193 1,315,866
FinServ Acquisition Corp. II, Class
A *(c) 9,858 97,003
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
Fintech Ecosystem Development
Corp., Class A (2)*(c) 10,730 107,836
First Light Acquisition Group, Inc.,
Class A *(c) 40,464 398,570
First Reserve Sustainable Growth
Corp., Class A *(c) 87,838 862,569
Flame Acquisition Corp., Class A
*(c) 116,000 1,140,280
Focus Impact Acquisition Corp.,
Class A *(c) 101,950 1,021,539
Forest Road Acquisition Corp. II,
Class A *(c) 104,302 1,025,289
Fortistar Sustainable Solutions
Corp., Class A *(c) 80,536 796,501
Fortress Value Acquisition Corp. IV,
Class A *(c) 387,013 3,808,208
Fortune Rise Acquisition Corp.
(2)*(c) 98,648 1,002,264
Forum Merger IV Corp., Class A
(2)*(c) 51,042 501,232
FoxWayne Enterprises Acquisition
Corp., Class A (2)*(c) 34,500 346,380
FTAC Emerald Acquisition Corp.,
Class A (2)*(c) 283,096 2,763,017
FTAC Zeus Acquisition Corp.,
Class A *(c) 320,427 3,220,291
Fusion Acquisition Corp. II, Class
A (2)*(c) 26,625 261,990
Future Health ESG Corp. (2)*(c)
91,822 918,220
FutureTech II Acquisition Corp.,
Class A *(c) 38,964 391,588
Gaming & Hospitality Acquisition
Corp., Class A (2)*(c) 57,714 568,483
Gardiner Healthcare Acquisitions
Corp. *(c) 52,651 525,983
Genesis Unicorn Capital Corp.,
Class A (2)*(c) 67,549 673,464
GigCapital5, Inc. *(c)
123,100 1,245,772
Gladstone Acquisition Corp., Class
A (2)*(c) 179,996 1,828,759
Glass Houses Acquisition Corp.
(2)*(c) 220,938 2,167,402
Glenfarne Merger Corp., Class A
*(c) 21,000 206,010
Global Blockchain Acquisition
Corp. *(c) 161,196 1,607,124
Globalink Investment, Inc. *(c)
74,843 745,436
Goal Acquisitions Corp. (2)*(c)
151,974 1,495,424
Goldenstone Acquisition Ltd. (2)*(c)
32,200 320,068
Gores Holdings VII, Inc., Class A
*(c) 112,601 1,110,246
Gores Technology Partners II, Inc.,
Class A *(c) 87,955 863,718
Gores Technology Partners, Inc.,
Class A *(c) 32,820 322,456
GSR II Meteora Acquisition Corp.
*(c) 15,261 18,313
GSR II Meteora Acquisition Corp.,
Class A (2)*(c) 244,186 2,419,883

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
GX Acquisition Corp. II, Class A
*(c) 245,504 2,409,622
Hamilton Lane Alliance Holdings I,
Inc., Class A *(c) 115,170 1,139,031
Hawks Acquisition Corp., Class A
*(c) 91,460 899,966
Hennessy Capital Investment Corp.
V, Class A *(c) 18,151 179,150
HNR Acquisition Corp. *(c)
49,014 491,120
Home Plate Acquisition Corp.,
Class A (2)*(c) 41,016 403,597
Hudson Executive Investment
Corp. II (2)*(c) 198,838 1,958,554
Hudson Executive Investment
Corp. III, Class A (2)*(c) 251,422 2,471,478
HumanCo Acquisition Corp., Class
A *(c) 122,048 1,215,598
Ignyte Acquisition Corp. *(c)
35,000 349,650
Inception Growth Acquisition Ltd.
(2)*(c) 112,518 1,113,928
Industrial Human Capital, Inc. *(c)
89,858 912,059
Industrial Tech Acquisitions II, Inc.,
Class A *(c) 126,008 1,260,080
Insight Acquisition Corp., Class A
*(c) 50,340 496,352
INSU Acquisition Corp. III, Class
A *(c) 50,107 499,066
Integral Acquisition Corp. 1, Class
A *(c) 107,616 1,067,551
Integrated Rail and Resources
Acquisition Corp., Class A (2)*(c) 108,438 1,089,802
Intelligent Medicine Acquisition
Corp., Class A *(c) 239,244 2,409,187
InterPrivate II Acquisition Corp.,
Class A *(c) 82,500 811,858
InterPrivate III Financial Partners,
Inc., Class A (2)*(c) 82,500 808,500
InterPrivate IV InfraTech Partners,
Inc., Class A *(c) 99,015 975,298
Jaws Hurricane Acquisition Corp.,
Class A *(c) 169,809 1,655,638
JOFF Fintech Acquisition Corp.,
Class A *(c) 95,065 936,390
Juniper II Corp., Class A (2)*(c)
153,552 1,529,378
Jupiter Acquisition Corp., Class A
*(c) 236,154 2,285,971
JUPITER WELLNESS
ACQUISITION Corp., Class A
(2)*(c) 149,929 1,503,788
Khosla Ventures Acquisition Co. III,
Class A *(c) 184,081 1,800,312
KKR Acquisition Holdings I Corp.,
Class A *(c) 392,111 3,858,372
KL Acquisition Corp., Class A *(c)
20,111 199,099
Landcadia Holdings IV, Inc., Class
A (2)*(c) 203,823 2,001,542
Larkspur Health Acquisition Corp.,
Class A (2)*(c) 52,524 524,715
LAVA Medtech Acquisition Corp.,
Class A *(c) 63,464 638,448
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
Learn CW Investment Corp., Class
A (2)*(c) 26,704 263,034
Legato Merger Corp. II (2)*(c)
154,414 1,533,331
Lerer Hippeau Acquisition Corp.,
Class A *(c) 133,379 1,311,116
LF Capital Acquisition Corp. II *(c)
130,138 1,307,887
Liberty Media Acquisition Corp.,
Class A *(c) 35,865 356,498
Lionheart III Corp., Class A *(c)
89,680 904,871
Live Oak Crestview Climate
Acquisition Corp., Class A *(c) 164,130 1,592,061
Live Oak Mobility Acquisition Corp.,
Class A (2)*(c) 269,038 2,641,953
LMF Acquisition Opportunities, Inc.,
Class A *(c) 27,333 280,710
Logistics Innovation Technologies
Corp., Class A (2)*(c) 48,818 476,952
Longview Acquisition Corp. II,
Class A *(c) 203,826 2,001,571
Lux Health Tech Acquisition Corp.,
Class A *(c) 36,573 366,096
M3-Brigade Acquisition II Corp.,
Class A *(c) 129,342 1,268,858
Mana Capital Acquisition Corp.
(2)*(c) 39,048 391,651
Mason Industrial Technology, Inc.,
Class A *(c) 185,225 1,815,205
Maxpro Capital Acquisition Corp.,
Class A (Taiwan) *(c) 9,347 94,685
McLaren Technology Acquisition
Corp., Class A *(c) 205,792 2,074,383
MDH Acquisition Corp., Class A
(2)*(c) 176,721 1,738,935
MedTech Acquisition Corp., Class
A *(c) 86,960 863,513
Mercato Partners Acquisition Corp.,
Class A *(c) 143,490 1,434,900
Metal Sky Star Acquisition Corp.
(2)*(c) 103,342 1,028,253
Minority Equality Opportunities
Acquisition, Inc., Class A *(c) 40,202 408,854
Mission Advancement Corp., Class
A *(c) 22,016 216,197
Monterey Bio Acquisition Corp.
(2)*(c) 8,700 88,392
Monterey Capital Acquisition Corp.,
Class A (2)*(c) 71,394 705,373
Monument Circle Acquisition Corp.,
Class A *(c) 95,475 944,248
Mount Rainier Acquisition Corp.
*(c) 84,937 857,864
Murphy Canyon Acquisition Corp.,
Class A *(c) 162,516 1,643,037
Music Acquisition Corp. (The),
Class A (2)*(c) 46,650 459,502
New Providence Acquisition Corp.
II, Class A (2)*(c) 145,550 1,458,411
Newbury Street Acquisition Corp.
*(c) 110,450 1,085,723

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
NewHold Investment Corp. II,
Class A (2)*(c) 134,732 1,324,416
NightDragon Acquisition Corp.,
Class A *(c) 16,410 161,146
Northern Star Investment Corp. III,
Class A *(c) 170,970 1,683,200
Northern Star Investment Corp. IV,
Class A (2)*(c) 111,304 1,091,892
NorthView Acquisition Corp. *(c)
154,598 1,536,704
Nubia Brand International Corp.,
Class A (2)*(c) 284,300 2,840,157
OCA Acquisition Corp., Class A *(c)
122,375 1,232,316
OmniLit Acquisition Corp., Class
A *(c) 138,059 1,391,635
One Equity Partners Open Water I
Corp., Class A *(c) 94,154 929,300
OPY Acquisition Corp. I, Class A
*(c) 82,572 819,940
Orion Acquisition Corp., Class A
*(c) 144,896 1,425,777
Oyster Enterprises Acquisition
Corp., Class A (2)*(c) 83,000 818,380
Pacifico Acquisition Corp. (2)*(c)
20,252 204,140
Panacea Acquisition Corp. II, Class
A *(c) 100,000 980,000
Parabellum Acquisition Corp.,
Class A *(c) 32,371 320,149
Parsec Capital Acquisitions Corp.,
Class A *(c) 12,741 128,812
Periphas Capital Partnering Corp.,
Class A (2)*(c) 76,164 1,885,059
Phoenix Biotech Acquisition Corp.,
Class A *(c) 212,345 2,144,684
PHP Ventures Acquisition Corp.,
Class A (Malaysia) *(c) 29,400 296,940
Pine Technology Acquisition Corp.,
Class A *(c) 105,057 1,033,761
Pivotal Investment Corp. III, Class
A *(c) 81,030 798,551
Pono Capital Corp., Class A *(c)
119,700 1,222,137
Post Holdings Partnering Corp.,
Class A *(c) 93,000 901,170
Prime Number Acquisition I Corp.,
Class A (2)*(c) 35,700 354,858
Priveterra Acquisition Corp., Class
A *(c) 134,555 1,325,367
PROOF Acquisition Corp. I, Class
A (2)*(c) 150,864 1,504,114
Property Solutions Acquisition
Corp. II, Class A (2)*(c) 27,381 268,608
PWP Forward Acquisition Corp. I,
Class A (2)*(c) 161,665 1,587,550
Redwoods Acquisition Corp. *(c)
74,885 743,608
Relativity Acquisition Corp., Class
A (2)*(c) 89,748 900,172
Revolution Healthcare Acquisition
Corp., Class A *(c) 113,920 1,119,834
RF Acquisition Corp., Class A
(Singapore) *(c) 128,573 1,269,015
ROC Energy Acquisition Corp. *(c)
149,375 1,499,725
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
Rosecliff Acquisition Corp. I, Class
A (2)*(c) 82,665 813,424
Roth Ch Acquisition IV Co. (2)*(c)
184,602 1,851,558
Roth CH Acquisition V Co. (2)*(c)
28,286 282,011
RXR Acquisition Corp., Class A *(c)
33,000 324,720
Sagaliam Acquisition Corp., Class
A *(c) 70,003 700,030
Sanaby Health Acquisition Corp. I,
Class A (2)*(c) 64,384 651,566
Sandbridge X2 Corp., Class A
(2)*(c) 246,884 2,426,870
Schultze Special Purpose
Acquisition Corp. II, Class A *(c) 63,730 633,476
Science Strategic Acquisition Corp.
Alpha, Class A *(c) 134,234 1,327,574
SCP & CO Healthcare Acquisition
Co., Class A *(c) 98,764 974,801
Seaport Calibre Materials
Acquisition Corp. *(c) 58,801 589,774
Seaport Global Acquisition II Corp.,
Class A (2)*(c) 81,696 816,960
Senior Connect Acquisition Corp. I,
Class A *(c) 22,840 227,258
Shelter Acquisition Corp. I, Class
A (2)*(c) 147,619 1,461,428
ShoulderUp Technology Acquisition
Corp., Class A (2)*(c) 299,987 3,008,870
Sierra Lake Acquisition Corp.,
Class A *(c) 81,011 811,730
Signal Hill Acquisition Corp., Class
A (2)*(c) 89,860 894,107
Silver Spike Acquisition Corp. II,
Class A *(c) 80,000 793,600
Simon Property Group Acquisition
Holdings, Inc., Class A *(c) 212,857 2,096,641
Sizzle Acquisition Corp. (2)*(c)
121,744 1,224,745
Social Leverage Acquisition Corp.
I, Class A *(c) 198,620 1,952,435
Spindletop Health Acquisition
Corp., Class A *(c) 150,569 1,516,230
SportsMap Tech Acquisition Corp.
(2)*(c) 176,600 1,766,000
SportsTek Acquisition Corp., Class
A (2)*(c) 186,369 1,833,871
Springwater Special Situations
Corp. (2)*(c) 40,212 400,512
Stratim Cloud Acquisition Corp.
(2)*(c) 12,530 122,794
Sustainable Development
Acquisition I Corp., Class A *(c) 17,475 172,304
TCW Special Purpose Acquisition
Corp., Class A *(c) 494,019 4,846,326
TG Venture Acquisition Corp.
(2)*(c) 273,650 2,722,817
Thunder Bridge Capital Partners III,
Inc., Class A *(c) 86,946 856,418
TLG Acquisition One Corp., Class
A *(c) 412,909 4,071,283
Trajectory Alpha Acquisition Corp.,
Class A *(c) 109,920 1,089,307

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 20.5% (continued)
Twelve Seas Investment Co. II,
Class A *(c) 200,274 1,971,698
USHG Acquisition Corp., Class A
*(c) 287,867 2,835,490
VectoIQ Acquisition Corp. II, Class
A *(c) 21,458 211,790
Velocity Acquisition Corp., Class
A *(c) 116,623 1,146,404
Viscogliosi Brothers Acquisition
Corp. (2)*(c) 52,960 523,245
Vision Sensing Acquisition Corp.,
Class A *(c) 51,216 519,330
VMG Consumer Acquisition Corp.,
Class A *(c) 236,497 2,372,065
Welsbach Technology Metals
Acquisition Corp. (2)*(c) 9,289 92,704
Western Acquisition Ventures Corp.
(2)*(c) 67,539 672,688
Yotta Acquisition Corp. (2)*(c)
156,021 1,543,048
Z-Work Acquisition Corp., Class A
(2)*(c) 141,080 1,389,638
307,225,379
Diversified Telecommunication Services - 0.1%
TELUS Corp. (Canada) (2)* 82,126 1,630,808
Health Care Providers & Services - 0.0% (a)
MSP Recovery, Inc. * 113,423 136,107
Health Care Technology - 5.0%
Change Healthcare, Inc. * 2,703,638 74,323,009
Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc. *(b) 2,071 3,403,088
Media - 1.5%
Paramount Global, Class B
107,063 2,038,479
Shaw Communications, Inc., Class
B (Canada) 867,039 21,083,607
23,122,086
Metals & Mining - 0.7%
Turquoise Hill Resources Ltd.
(Mongolia) * 331,416 9,812,802
Professional Services - 0.1%
Intertrust NV (Netherlands) (2)*(d) 103,027 1,972,985
Software - 0.2%
BTRS Holdings, Inc. *
213,543 1,977,408
KnowBe4, Inc., Class A *
71,832 1,494,824
3,472,232
Tobacco - 1.2%
Swedish Match AB (Sweden) (2) 1,754,628 17,356,311
Wireless Telecommunication Services - 0.0% (a)
Cleveland Unlimited (acquired
3/18/2010, Cost $1,793,400)
(3)*(e)(f) 1 282,452
TOTAL COMMON STOCKS
(Cost $454,294,941) 444,884,883
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.6%
abrdn Global Dynamic Dividend
Fund (b) 3,294 27,834
abrdn Total Dynamic Dividend
Fund (b) 12,563 89,700
Adams Diversified Equity Fund,
Inc. (b) 57,872 843,195
AllianceBernstein National
Municipal Income Fund, Inc. (b) 26,352 273,007
Apollo Senior Floating Rate Fund,
Inc. 2,517 31,488
Apollo Tactical Income Fund, Inc.
1,544 18,188
Ares Dynamic Credit Allocation
Fund, Inc. (b) 3,845 45,179
Bancroft Fund Ltd.
6,892 115,234
Barings Global Short Duration High
Yield Fund 10,447 127,662
BlackRock California Municipal
Income Trust 4,013 41,254
BlackRock Core Bond Trust
17,858 178,580
BlackRock Corporate High Yield
Fund, Inc. 5,203 44,486
BlackRock Credit Allocation
Income Trust 67,038 639,543
BlackRock Debt Strategies Fund,
Inc. 36,076 321,798
BlackRock Energy and Resources
Trust 44,185 476,314
BlackRock Enhanced Global
Dividend Trust 18,763 165,302
BlackRock Enhanced International
Dividend Trust 23,723 106,042
BlackRock Floating Rate Income
Strategies Fund, Inc. 1,350 14,863
BlackRock Floating Rate Income
Trust 2,633 28,594
BlackRock Municipal 2030 Target
Term Trust 713 14,631
BlackRock Municipal Income Fund,
Inc. 35,526 385,812
BlackRock Municipal Income Trust
45,289 431,604
BlackRock Municipal Income Trust
II 62,264 622,640
BlackRock MuniHoldings California
Quality Fund, Inc. 12,612 135,453
BlackRock MuniHoldings Fund,
Inc. 22,194 249,682
BlackRock MuniHoldings New York
Quality Fund, Inc. 26,645 261,121
BlackRock MuniVest Fund II, Inc.
13,734 138,576
BlackRock MuniVest Fund, Inc.
27,620 183,397
BlackRock MuniYield Fund, Inc.
67,283 668,793
BlackRock MuniYield New York
Quality Fund, Inc. 30,886 291,255
BlackRock MuniYield Quality Fund
III, Inc. 11,023 114,970
BlackRock MuniYield Quality Fund,
Inc. 36,173 399,712
BlackRock New York Municipal
Income Trust 31,854 311,532

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.6% (continued)
BlackRock Resources &
Commodities Strategy Trust 13,159 114,352
Blackstone Long-Short Credit
Income Fund 17,600 191,840
Blackstone Senior Floating Rate
Term Fund 4,298 53,983
Blackstone Strategic Credit Fund
10,323 109,733
BNY Mellon Alcentra Global Credit
Income 2024 Target Term Fund,
Inc. 1,350 9,220
BNY Mellon Municipal Income, Inc.
47,876 287,735
BNY Mellon Strategic Municipal
Bond Fund, Inc. 19,379 109,685
BNY Mellon Strategic Municipals,
Inc. 71,861 436,915
Cohen & Steers Ltd. Duration
Preferred and Income Fund, Inc. 13,306 240,839
Cohen & Steers Select Preferred
and Income Fund, Inc. 3,819 68,589
Delaware Enhanced Global
Dividend & Income Fund 2,690 18,400
Delaware Ivy High Income
Opportunities Fund 9,804 98,922
DoubleLine Income Solutions Fund
55,302 597,262
DWS Municipal Income Trust
2,634 21,915
DWS Strategic Municipal Income
Trust 98 775
Eaton Vance California Municipal
Bond Fund 55,230 470,007
Eaton Vance Floating-Rate Income
Trust 5,391 61,242
Eaton Vance Municipal Bond Fund
63,811 617,690
Eaton Vance Municipal Income
Trust 2,922 28,548
Eaton Vance National Municipal
Opportunities Trust 1,397 22,981
Eaton Vance New York Municipal
Bond Fund 29,372 248,193
Eaton Vance Senior Floating-Rate
Trust 8,574 95,257
Eaton Vance Senior Income Trust
6,517 34,345
Ellsworth Growth and Income Fund
Ltd. 33,064 264,843
Federated Hermes Premier
Municipal Income Fund 26,564 274,672
First Trust High Income Long
2,635 28,563
First Trust Senior Floating Rate
Income Fund II 3,494 34,905
Flaherty & Crumrine Total Return
Fund, Inc. 165 2,579
Franklin Ltd. Duration Income Trust
78,725 486,520
Gabelli Dividend & Income Trust
(The) 1,121 20,985
GDL Fund (The)
1,185 9,385
General American Investors Co.,
Inc. 87 2,945
Highland Income Fund
6,250 60,750
Insight Select Income Fund
11,968 183,948
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.6% (continued)
Invesco Advantage Municipal
Income Trust II 25,629 208,107
Invesco Bond Fund
1,139 16,413
Invesco California Value Municipal
Income Trust 40,376 362,980
Invesco Municipal Opportunity
Trust 55,398 504,676
Invesco Municipal Trust
53,140 485,700
Invesco Pennsylvania Value
Municipal Income Trust 12,833 123,864
Invesco Quality Municipal Income
Trust 53,377 487,332
Invesco Trust for Investment Grade
Municipals 45,011 421,303
Invesco Trust for Investment Grade
New York Municipals 8,718 83,344
Invesco Value Municipal Income
Trust 1,509 17,369
John Hancock Income Securities
Trust 2,771 29,456
KKR Income Opportunities Fund
32,060 366,766
Lazard Global Total Return and
Income Fund, Inc. 267 3,613
MFS Multimarket Income Trust
4,589 19,411
MFS Municipal Income Trust
46,865 226,827
Neuberger Berman High Yield
Strategies Fund, Inc. 12,049 95,187
Neuberger Berman Municipal
Fund, Inc. 23,456 237,375
Nuveen AMT-Free Municipal Value
Fund 9,474 124,394
Nuveen AMT-Free Quality
Municipal Income Fund 35,813 379,618
Nuveen California Municipal Value
Fund 18,632 153,807
Nuveen Credit Strategies Income
Fund 110,967 567,041
Nuveen Floating Rate Income
Opportunity Fund 1,120 9,027
Nuveen Georgia Quality Municipal
Income Fund 242 2,311
Nuveen Massachusetts Quality
Municipal Income Fund 2,207 23,460
Nuveen Municipal Credit Income
Fund 61,187 695,696
Nuveen New York AMT-Free
Quality Municipal Income Fund 7,710 75,712
Nuveen New York Municipal Value
Fund 237 1,934
Nuveen New York Quality
Municipal Income Fund 21,321 223,231
Nuveen Ohio Quality Municipal
Income Fund 26,185 307,674
Nuveen Pennsylvania Quality
Municipal Income Fund 13,959 153,130
Nuveen Preferred & Income
Opportunities Fund 66,636 463,120
Nuveen Preferred & Income
Securities Fund 129,386 850,066

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 1.6% (continued)
Nuveen Quality Municipal Income
Fund 26,099 287,089
Nuveen Real Asset Income and
Growth Fund 618 6,891
Nuveen Select Maturities Municipal
Fund 1,306 11,571
Nuveen Senior Income Fund
1,676 7,827
Nuveen Short Duration Credit
Opportunities Fund 4,894 57,896
PGIM Global High Yield Fund, Inc.
849 8,982
PGIM High Yield Bond Fund, Inc.
6,791 78,368
Pioneer Diversified High Income
Fund, Inc. 115 1,186
Pioneer Floating Rate Fund, Inc.
28,863 248,799
Pioneer High Income Fund, Inc.
38,045 245,771
Pioneer Municipal High Income
Advantage Fund, Inc. 28,568 215,688
Pioneer Municipal High Income
Fund Trust 37,220 305,576
Royce Global Value Trust, Inc.
1,365 10,947
Saba Capital Income &
Opportunities Fund 9,931 78,554
Swiss Helvetia Fund, Inc. (The)
891 6,050
Tekla Healthcare Investors
1,113 19,233
Tekla Healthcare Opportunities
Fund 8,853 160,416
Tekla Life Sciences Investors
5,176 70,704
Templeton Emerging Markets Fund
6,367 66,026
Virtus Dividend Interest & Premium
Strategy Fund 19,863 212,137
Virtus Equity & Convertible Income
Fund 27,180 552,026
Virtus Total Return Fund, Inc.
13,103 81,632
Voya Emerging Markets High
Dividend Equity Fund 16,544 81,396
Voya Global Advantage and
Premium Opportunity Fund 584 4,923
Voya Infrastructure Industrials and
Materials Fund 407 3,598
Western Asset Global High Income
Fund, Inc. 27,701 181,719
Western Asset High Income Fund
II, Inc. 3,767 16,424
Western Asset Intermediate Muni
Fund, Inc. 6,688 49,157
Western Asset Investment Grade
Income Fund, Inc. 2,710 30,325
Western Asset Managed
Municipals Fund, Inc. 38,964 377,951
Western Asset Municipal High
Income Fund, Inc. 16,863 104,551
Western Asset Municipal Partners
Fund, Inc. 1,024 11,469
Western Asset Premier Bond Fund
12,921 126,497
TOTAL CLOSED END FUNDS
(Cost $27,844,883) 24,547,287
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CORPORATE BONDS - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
iStar, Inc.
4.75%, 10/1/2024 (2) $ 2,331,000 2,298,832
4.25%, 8/1/2025 (2) 2,364,000 2,293,193
4,592,025
Independent Power and Renewable Electricity Producers - 0.0% (a)
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(e)(g) 2,375,000 71,250
Oil, Gas & Consumable Fuels - 0.0% (a)
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(e)(g) 2,833,436 146,039
TOTAL CORPORATE BONDS
(Cost $5,591,862) 4,809,314
CONVERTIBLE BONDS - 18.2%
Aerospace & Defense - 0.1%
Virgin Galactic Holdings, Inc.
2.50%, 2/1/2027 (2)(b)(d) 4,067,000 2,249,051
Airlines - 0.3%
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(d) 1,025,000 485,337
JetBlue Airways Corp.
0.50%, 4/1/2026 (2)(b) 5,000,000 3,550,000
4,035,337
Auto Components - 0.1%
Luminar Technologies, Inc.
1.25%, 12/15/2026 (2)(b)(d) 3,325,000 2,106,387
Automobiles - 0.1%
Arrival SA (Luxembourg)
3.50%, 12/1/2026 (2)(b)(d) 4,567,000 1,376,951
Biotechnology - 0.8%
Cytokinetics, Inc.
3.50%, 7/1/2027 (2)(b)(d) 6,165,000 7,354,845
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 2,023,125
Precigen, Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 2,460,850
11,838,820
Communications Equipment - 1.4%
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 2,653,609
3.75%, 8/1/2028 (2)(b)(d) 7,575,000 7,487,887
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(b)(d) 13,131,000 10,465,407
20,606,903
Consumer Finance - 0.6%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 2,250,000 2,314,125
2.38%, 5/1/2025 (2)(b) 1,025,000 875,863
LendingTree, Inc.
0.50%, 7/15/2025 (2)(b) 7,500,000 5,346,750
8,536,738

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Diversified Consumer Services - 0.2%
2U, Inc.
2.25%, 5/1/2025 (2)(b) $ 3,425,000 2,333,362
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc.
0.25%, 3/1/2026 (2)(b) 1,875,000 1,213,125
Electrical Equipment - 0.8%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(b)(d) 12,850,000 11,366,077
Energy Equipment & Services - 0.2%
Helix Energy Solutions Group, Inc.
6.75%, 2/15/2026 (2)(b) 3,250,000 3,274,375
Entertainment - 0.4%
Sea Ltd. (Singapore)
0.25%, 9/15/2026 (2)(b) 8,250,000 5,713,125
Health Care Equipment & Supplies - 1.0%
Cutera, Inc.
2.25%, 6/1/2028 (2)(b)(d) 10,581,000 11,501,547
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b) 3,100,000 3,713,421
15,214,968
Health Care Providers & Services - 0.2%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(b) 4,850,000 3,529,406
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(b) 8,800,000 7,286,400
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(b) 9,575,000 6,180,063
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(b) 1,000,000 1,041,500
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(b)(d) 12,113,000 7,586,034
2.50%, 2/15/2027 (2)(b)(d) 1,585,000 1,038,175
Royal Caribbean Cruises Ltd.
6.00%, 8/15/2025 (2)(b)(d) 2,058,000 2,168,103
25,300,275
Household Durables - 0.1%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b) 1,225,000 1,088,488
Independent Power and Renewable Electricity Producers - 0.7%
Sunnova Energy International, Inc.
0.25%, 12/1/2026 (2)(b) 3,450,000 2,896,275
2.63%, 2/15/2028 (2)(b)(d) 8,137,000 7,233,793
10,130,068
Interactive Media & Services - 1.0%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b) 7,400,000 5,027,712
Snap, Inc.
0.00%, 5/1/2027 (2)(b) 1,175,000 810,163
0.13%, 3/1/2028 (2)(b)(d) 12,872,000 8,624,240
14,462,115
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Internet & Direct Marketing Retail - 1.9%
Etsy, Inc.
0.25%, 6/15/2028 (2)(b) $ 12,100,000 9,329,100
Farfetch Ltd. (United Kingdom)
3.75%, 5/1/2027 (2)(b) 5,525,000 5,041,563
Fiverr International Ltd.
0.00%, 11/1/2025 (2)(b) 5,276,000 4,095,759
Groupon, Inc.
1.13%, 3/15/2026 (2)(b) 4,250,000 2,670,946
Porch Group, Inc.
0.75%, 9/15/2026 (2)(b)(d) 3,400,000 1,936,300
Wayfair, Inc.
3.25%, 9/15/2027 (2)(b)(d) 6,483,000 5,111,845
28,185,513
IT Services - 1.6%
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(b)(d) 3,475,000 2,519,375
Fastly, Inc.
0.00%, 3/15/2026 (2)(b) 2,975,000 2,150,925
Repay Holdings Corp.
0.00%, 2/1/2026 (2)(b)(d) 8,300,000 5,851,500
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(b) 8,575,000 6,543,797
Shopify, Inc. (Canada)
0.13%, 11/1/2025 (2)(b) 7,675,000 6,274,312
23,339,909
Leisure Products - 0.2%
Peloton Interactive, Inc.
0.00%, 2/15/2026 (2)(b) 4,875,000 3,266,637
Machinery - 0.6%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(b) 11,535,000 9,049,208
Media - 0.7%
Cable One, Inc.
1.13%, 3/15/2028 (2)(b) 3,271,000 2,355,120
TechTarget, Inc.
0.00%, 12/15/2026 (2)(b)(d) 9,825,000 7,540,620
9,895,740
Metals & Mining - 0.0% (a)
Ivanhoe Mines Ltd. (Canada)
2.50%, 4/15/2026 (2)(b)(d) 575,000 646,184
Pharmaceuticals - 0.7%
Innoviva, Inc.
2.13%, 3/15/2028 (2)(b)(d) 13,373,000 10,357,388
Real Estate Management & Development - 0.3%
Realogy Group LLC
0.25%, 6/15/2026 (2)(b) 4,425,000 3,088,650
Redfin Corp.
0.50%, 4/1/2027 (2)(b) 4,535,000 2,208,882
5,297,532
Road & Rail - 0.5%
Lyft, Inc.
1.50%, 5/15/2025 (2)(b) 9,150,000 7,800,375

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 1.5%
8x8, Inc.
0.50%, 2/1/2024 (2)(b) $ 2,450,000 2,069,776
4.00%, 2/1/2028 (2)(b)(d) 5,050,000 3,661,250
Confluent, Inc.
0.00%, 1/15/2027 (2)(b)(d) 5,825,000 4,164,875
Coupa Software, Inc.
0.13%, 6/15/2025 (2)(b) 2,700,000 2,277,450
0.38%, 6/15/2026 (2)(b) 4,125,000 3,170,063
Marathon Digital Holdings, Inc.
1.00%, 12/1/2026 (2)(b)(d) 6,855,000 2,361,547
Unity Software, Inc.
0.00%, 11/15/2026 (2)(b)(d) 6,825,000 4,948,125
Veritone, Inc.
1.75%, 11/15/2026 (2)(b)(d) 1,091,000 652,418
23,305,504
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.
0.00%, 11/15/2026 (2)(b)(d) 9,900,000 6,821,100
TOTAL CONVERTIBLE BONDS
(Cost $333,713,357) 272,340,661
NO. OF
RIGHTS
RIGHTS - 0.0% (a)
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(e) 146,272 135,698
Tobira Therapeutics, Inc., CVR
(3)*(e) 11,880 145,366
281,064
Capital Markets - 0.0% (a)
Accretion Acquisition Corp.,
expiring 3/1/2028 *(c) 202,180 18,055
Alset Capital Acquisition Corp.,
expiring 2/3/2025 *(c) 122,496 13,475
Bannix Acquisition Corp., expiring
8/30/2026 (2)*(c) 26,277 1,839
Benessere Capital Acquisition
Corp., expiring 12/23/2025 *(c) 55,000 7,441
Blockchain Moon Acquisition Corp.,
expiring 10/21/2026 *(c) 44,844 2,596
Breeze Holdings Acquisition Corp.
*(c) 55,000 1,650
Broad Capital Acquisition Corp.,
expiring 1/13/2027 (3)*(c)(e) 69,739 6,974
Clean Earth Acquisitions Corp.,
expiring 8/28/2028 *(c) 195,348 40,789
Deep Medicine Acquisition Corp.,
expiring 9/30/2028 *(c) 152,927 5,888
Edoc Acquisition Corp., expiring
11/30/2027 (2)*(c) 55,000 3,850
Financial Strategies Acquisition
Corp., expiring 1/7/2023 (2)*(c) 131,193 6,560
Fintech Ecosystem Development
Corp., expiring 1/4/2026 (2)*(c) 10,730 1,427
Global Blockchain Acquisition
Corp. (3)*(c)(e) 161,196 11,284
Globalink Investment, Inc., expiring
12/9/2026 (2)*(c) 74,843 12,731
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% (a) (continued)
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(c) 32,200 6,279
Inception Growth Acquisition Ltd.
*(c) 112,518 8,439
JUPITER WELLNESS
ACQUISITION Corp. *(c) 149,929 12,369
Mana Capital Acquisition Corp.,
expiring 1/6/2024 (2)*(c) 39,048 10,933
Metal Sky Star Acquisition Corp.,
expiring 12/31/2023 (2)*(c) 103,342 6,717
Monterey Capital Acquisition Corp.,
expiring 5/13/2027 *(c) 71,394 9,995
NorthView Acquisition Corp.,
expiring 8/2/2027 (2)*(c) 154,598 11,595
Pacifico Acquisition Corp., expiring
7/25/2026 (2)*(c) 20,252 5,063
PHP Ventures Acquisition Corp.,
expiring 8/11/2026 (2)*(c) 29,400 1,323
Prime Number Acquisition I Corp.
(2)*(c) 35,700 3,213
Redwoods Acquisition Corp.,
expiring 3/15/2027 (3)*(c)(e) 74,885 7,324
RF Acquisition Corp., expiring
3/29/2024 *(c) 114,573 9,177
ROC Energy Acquisition Corp.,
expiring 11/30/2028 (2)*(c) 149,375 8,962
Sagaliam Acquisition Corp.,
expiring 5/31/2028 (2)*(c) 70,003 5,600
Welsbach Technology Metals
Acquisition Corp., expiring
3/31/2023 *(c) 9,289 1,019
Yotta Acquisition Corp., expiring
12/31/2023 (2)*(c) 68,693 4,122
246,689
TOTAL RIGHTS
(Cost $–) 527,753
NO. OF
WARRANTS
WARRANTS - 0.3%
Aerospace & Defense - 0.0% (a)
Eve Holding, Inc., expiring
10/8/2025 * 87,745 42,986
Banks - 0.0% (a)
SHF Holdings, Inc., expiring
12/2/2022 * 42,586 5,536
Biotechnology - 0.0% (a)
180 Life Sciences Corp.,
expiring 11/7/2025 * 495,988 25,593
4d pharma plc, expiring
3/22/2026 (United Kingdom)
(2)* 25,533 25
Comera Life Sciences
Holdings, Inc., expiring
5/19/2027 * 1,879 107
DermTech, Inc., expiring
8/29/2024 (2)* 159,162 54,115

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Biotechnology - 0.0% (a) (continued)
Ensysce Biosciences, Inc.,
expiring 2/1/2026 * 185,394 12,051
91,891
Capital Markets - 0.2%
26 Capital Acquisition Corp.,
expiring 12/31/2027 *(c) 74,200 23,002
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 *(c) 67,750 1,362
Accelerate Acquisition Corp.,
expiring 12/31/2027 *(c) 156,666 10,967
Accretion Acquisition Corp.,
expiring 2/19/2023 *(c) 101,090 5,014
Achari Ventures Holdings
Corp. I, expiring 8/5/2026
(2)*(c) 42,909 2,120
Acri Capital Acquisition Corp.,
expiring 6/10/2027 *(c) 27,498 1,378
Acropolis Infrastructure
Acquisition Corp., expiring
3/31/2026 *(b)(c) 140,333 14,047
Adit EdTech Acquisition
Corp., expiring 12/31/2027
*(b)(c) 41,250 1,856
Advanced Merger Partners,
Inc., expiring 6/30/2026 *(b)
(c) 13,733 768
Aequi Acquisition Corp.,
expiring 11/30/2027 *(c) 107,000 4,280
Aesther Healthcare
Acquisition Corp., expiring
1/19/2023 (2)*(c) 20,252 3,747
Aetherium Acquisition Corp.,
expiring 1/21/2028 *(c) 175,712 20,207
AF Acquisition Corp., expiring
3/31/2028 (2)*(c) 126,194 5,439
Alpha Healthcare Acquisition
Corp. III, expiring 4/12/2027
(2)*(b)(c) 52,000 14,612
Alpine Acquisition Corp.,
expiring 1/21/2023 *(c) 15,103 2,631
Alset Capital Acquisition
Corp., expiring 2/2/2027
(2)*(c) 61,248 4,287
AltEnergy Acquisition Corp.,
expiring 2/6/2023 *(c) 61,463 9,834
Altitude Acquisition Corp.,
expiring 11/30/2027 *(b)(c) 96,300 6,019
AMCI Acquisition Corp. II,
expiring 12/31/2028 *(c) 69,500 9,730
American Acquisition
Opportunity, Inc., expiring
5/28/2026 *(c) 58,500 8,687
Anzu Special Acquisition
Corp. I, expiring 12/31/2027
*(b)(c) 68,889 2,576
Apeiron Capital Investment
Corp., expiring 6/24/2023
(2)*(c) 54,024 3,782
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Arbor Rapha Capital
Bioholdings Corp. I, expiring
3/14/2023 *(c) 47,678 3,814
Arena Fortify Acquisition
Corp., expiring 12/31/2028
(3)*(c)(e) 27,012 2,461
Argus Capital Corp., expiring
7/22/2023 *(c) 30,741 4,611
Armada Acquisition Corp. I,
expiring 1/2/2023 (3)*(c)(e) 64,166 9,625
Arogo Capital Acquisition
Corp., expiring 3/23/2028 *(c) 96,774 5,081
Arrowroot Acquisition Corp.,
expiring 3/2/2026 (2)*(b)(c) 41,500 1,660
Artemis Strategic Investment
Corp., expiring 2/12/2023
(2)*(c) 102,400 10,240
Astrea Acquisition Corp.,
expiring 1/13/2026 (3)*(b)
(c)(e) 41,333 1,686
Athena Consumer Acquisition
Corp., expiring 7/31/2028
(2)*(c) 64,463 3,339
Athena Technology
Acquisition Corp. II, expiring
10/17/2028 (2)*(c) 319,116 38,294
Athlon Acquisition Corp.,
expiring 3/5/2026 *(b)(c) 41,333 1,732
Atlantic Avenue Acquisition
Corp., expiring 10/6/2027
(2)*(b)(c) 146,000 11,724
Atlantic Coastal Acquisition
Corp., expiring 12/31/2027
*(b)(c) 228,472 8,019
Atlantic Coastal Acquisition
Corp. II, expiring 6/2/2028
(3)*(c)(e) 206,631 17,047
Atlas Crest Investment Corp.
II, expiring 2/28/2026 *(b)(c) 20,616 845
Ault Disruptive Technologies
Corp., expiring 6/20/2028
(2)*(c) 54,855 2,194
Aurora Acquisition Corp.,
expiring 12/31/2028 (United
Kingdom) *(c) 9,375 1,153
Authentic Equity Acquisition
Corp., expiring 12/31/2027
*(b)(c) 41,266 1,651
Avalon Acquisition, Inc.,
expiring 2/26/2023 *(c) 79,701 7,779
AxonPrime Infrastructure
Acquisition Corp., expiring
7/8/2023 (2)*(c) 78,055 7,806
B Riley Principal 250 Merger
Corp., expiring 12/31/2027
*(c) 117,289 12,902
Banner Acquisition Corp.,
expiring 1/15/2023 (2)*(c) 20,196 1,010
Bannix Acquisition Corp.,
expiring 2/19/2023 (2)*(c) 26,277 1,054

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Banyan Acquisition Corp.,
expiring 9/30/2028 (2)*(c) 167,229 11,706
Beard Energy Transition
Acquisition Corp., expiring
12/31/2027 (2)*(c) 74,755 7,483
Belong Acquisition Corp.,
expiring 12/31/2027 *(c) 64,000 3,840
Benessere Capital Acquisition
Corp., expiring 12/31/2027
*(c) 41,250 7,755
Berenson Acquisition Corp. I,
expiring 8/1/2026 (2)*(c) 15,392 793
Better World Acquisition
Corp., expiring 11/15/2027
*(c) 49,500 4,193
Big Sky Growth Partners,
Inc., expiring 2/26/2023 *(c) 83,121 6,749
Bilander Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 60,416 11,987
Bite Acquisition Corp.,
expiring 12/31/2027 *(c) 41,600 2,496
Black Mountain Acquisition
Corp., expiring 10/15/2027
*(c) 183,774 17,991
Blockchain Moon Acquisition
Corp., expiring 3/23/2024 *(c) 44,844 1,435
BOA Acquisition Corp.,
expiring 2/22/2028 *(c) 27,321 6,284
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 *(c) 55,000 2,475
Bright Lights Acquisition
Corp., expiring 12/31/2027
(3)*(c)(e) 32,000 963
Broadscale Acquisition Corp.,
expiring 2/2/2026 (2)*(c) 20,666 1,240
Build Acquisition Corp.,
expiring 4/29/2023 (2)*(c) 135,000 9,585
BurTech Acquisition Corp.,
expiring 12/18/2026 *(c) 447,209 24,239
byNordic Acquisition Corp.,
expiring 2/9/2027 *(c) 69,207 5,537
C5 Acquisition Corp., expiring
5/19/2028 *(c) 131,692 14,499
Canna-Global Acquisition
Corp., expiring 2/9/2028 *(c) 188,580 4,733
Carney Technology
Acquisition Corp. II, expiring
11/30/2027 (2)*(c) 163,143 5,563
Cascadia Acquisition Corp.,
expiring 2/5/2023 *(c) 60,303 8,442
CENAQ Energy Corp.,
expiring 12/31/2027 *(c) 105,000 19,110
CF Acquisition Corp. IV,
expiring 12/14/2025 *(c) 78,500 3,140
CF Acquisition Corp. VII,
expiring 3/15/2026 (3)*(c)(e) 48,764 4,876
CF Acquisition Corp. VIII,
expiring 12/31/2027 *(c) 48,500 5,820
Churchill Capital Corp. V,
expiring 10/29/2027 *(c) 10,350 880
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Churchill Capital Corp. VI,
expiring 12/31/2027 *(c) 16,600 2,324
Churchill Capital Corp. VII,
expiring 2/29/2028 *(c) 16,600 2,241
CIIG Capital Partners II, Inc.,
expiring 2/28/2028 *(c) 70,884 7,797
Clarim Acquisition Corp.,
expiring 12/31/2027 *(c) 59,111 2,093
Class Acceleration Corp.,
expiring 3/31/2028 *(c) 41,666 504
Clean Earth Acquisitions
Corp., expiring 2/24/2028 *(c) 97,674 7,326
Climate Real Impact
Solutions II Acquisition Corp.,
expiring 12/31/2027 *(c) 16,647 1,332
Colicity, Inc., expiring
12/31/2027 *(c) 22,909 1,100
Colombier Acquisition Corp.,
expiring 12/31/2028 *(c) 78,300 8,691
Compute Health Acquisition
Corp., expiring 12/31/2027
*(c) 23,100 1,502
Concord Acquisition Corp.,
expiring 11/28/2025 *(c) 190,333 113,990
Concord Acquisition Corp. II,
expiring 12/31/2028 (2)*(c) 95,464 20,047
Concord Acquisition Corp. III,
expiring 12/31/2028 (3)*(c)(e) 215,234 34,437
Conx Corp., expiring
10/30/2027 *(c) 92,500 7,391
Conyers Park III Acquisition
Corp., expiring 8/12/2028
(2)*(c) 161,500 32,300
Corner Growth Acquisition
Corp., expiring 12/31/2027
*(c) 110,400 1,104
Crixus BH3 Acquisition Co.,
expiring 11/23/2026 *(c) 42,289 6,343
Crucible Acquisition Corp.,
expiring 12/26/2025 *(c) 26,565 80
D & Z Media Acquisition
Corp., expiring 12/31/2027
*(c) 27,453 758
Data Knights Acquisition
Corp., expiring 12/31/2028
*(c) 50,667 2,285
DHB Capital Corp., expiring
3/15/2028 *(c) 49,333 2,620
DiamondHead Holdings
Corp., expiring 1/28/2028
(2)*(c) 20,700 4,968
Digital Health Acquisition
Corp., expiring 10/14/2023
*(c) 71,745 11,472
Digital Transformation
Opportunities Corp., expiring
3/31/2028 *(c) 20,733 1,453
DILA Capital Acquisition
Corp., expiring 12/31/2028
(2)*(c) 61,667 3,083

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Direct Selling Acquisition
Corp., expiring 11/23/2023
*(c) 51,291 3,083
dMY Technology Group, Inc.
VI, expiring 6/25/2023 *(c) 41,091 19,518
DTRT Health Acquisition
Corp., expiring 11/12/2022
*(c) 60,408 12,082
DUET Acquisition Corp.,
expiring 7/19/2028 (2)*(c) 73,788 3,505
Dune Acquisition Corp.,
expiring 10/29/2027 *(c) 22,884 1,236
East Resources Acquisition
Co., expiring 7/1/2027 *(c) 219,000 32,828
Edify Acquisition Corp.,
expiring 12/31/2027 *(c) 41,550 4,155
Edoc Acquisition Corp.,
expiring 11/30/2027 *(c) 55,000 1,650
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027
(2)*(c) 40,875 2,453
EG Acquisition Corp.,
expiring 5/28/2028 *(c) 155,666 19,458
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 *(c) 58,119 3,353
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 *(c) 65,416 3,277
EQ Health Acquisition Corp.,
expiring 2/2/2028 (2)*(c) 43,828 3,506
Everest Consolidator
Acquisition Corp., expiring
7/19/2028 *(c) 65,508 3,930
Evo Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 9,660 364
ExcelFin Acquisition Corp.,
expiring 7/5/2023 (3)*(c)(e) 67,393 7,245
Executive Network Partnering
Corp., expiring 9/25/2028 *(c) 95,000 88,360
FAST Acquisition Corp. II,
expiring 3/16/2026 (2)*(c) 24,250 12,489
Feutune Light Acquisition
Corp., expiring 6/1/2029
(2)*(c) 94,079 5,645
FG Merger Corp., expiring
6/17/2027 *(c) 73,638 11,046
Figure Acquisition Corp. I,
expiring 12/31/2027 (2)*(c) 29,700 1,720
Financial Strategies
Acquisition Corp., expiring
3/31/2028 (2)*(c) 131,193 6,560
FinServ Acquisition Corp. II,
expiring 2/17/2026 *(c) 20,791 559
Fintech Acquisition Corp. V,
expiring 10/31/2025 *(c) 33,727 1,349
FinTech Acquisition Corp. VI,
expiring 12/31/2027 *(c) 37,676 1,130
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Fintech Ecosystem
Development Corp., expiring
12/31/2028 (2)*(c) 5,365 537
First Light Acquisition Group,
Inc., expiring 10/7/2023 *(c) 20,232 1,149
First Reserve Sustainable
Growth Corp., expiring
12/31/2027 *(c) 20,625 1,440
Flame Acquisition Corp.,
expiring 12/31/2028 *(c) 65,866 9,221
Focus Impact Acquisition
Corp., expiring 4/23/2023
(2)*(c) 50,975 4,588
Forest Road Acquisition
Corp. II, expiring 1/15/2026
*(c) 16,622 1,130
Fortistar Sustainable
Solutions Corp., expiring
12/31/2027 (2)*(c) 22,283 2,759
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
*(c) 15,939 1,594
Fortress Value Acquisition
Corp. IV, expiring 3/18/2028
*(c) 36,166 6,318
Fortune Rise Acquisition
Corp., expiring 11/26/2023
(2)*(c) 49,324 2,959
Forum Merger IV Corp.,
expiring 12/31/2027 (2)*(c) 117,500 7,050
FoxWayne Enterprises
Acquisition Corp., expiring
12/31/2026 *(c) 34,500 3,450
FTAC Emerald Acquisition
Corp., expiring 8/22/2028
(3)*(c)(e) 118,863 19,030
FTAC Parnassus Acquisition
Corp., expiring 3/10/2026
(2)*(c) 44,034 5,284
FTAC Zeus Acquisition Corp.,
expiring 12/31/2027 *(c) 127,515 12,752
Fusion Acquisition Corp. II,
expiring 12/31/2027 (2)*(c) 27,666 1,383
Future Health ESG Corp.,
expiring 2/19/2023 *(c) 45,911 15,141
FutureTech II Acquisition
Corp., expiring 2/16/2027 *(c) 38,964 2,533
G&P Acquisition Corp.,
expiring 3/5/2027 *(c) 161,666 4,850
Gaming & Hospitality
Acquisition Corp., expiring
2/4/2028 (2)*(c) 8,207 206
Gardiner Healthcare
Acquisitions Corp., expiring
7/30/2028 *(c) 52,651 3,143
Genesis Unicorn Capital
Corp., expiring 6/30/2026
(2)*(c) 67,549 4,661
GigCapital5, Inc., expiring
12/31/2028 *(c) 123,100 3,151

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
GigInternational1, Inc.,
expiring 4/19/2026 (2)*(c) 149,500 11,960
Gladstone Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 69,500 4,191
Glass Houses Acquisition
Corp., expiring 12/31/2027
(2)*(c) 68,833 5,507
Glenfarne Merger Corp.,
expiring 12/31/2027 (2)*(c) 54,888 3,842
Global Blockchain Acquisition
Corp., expiring 5/10/2027
(2)*(c) 161,196 6,738
Global Consumer Acquisition
Corp., expiring 12/31/2027
(2)*(c) 106,500 13,845
Globalink Investment, Inc.,
expiring 12/3/2026 (2)*(c) 74,843 4,491
Goal Acquisitions Corp.,
expiring 2/11/2026 *(c) 84,630 3,495
Golden Arrow Merger Corp.,
expiring 7/31/2026 *(c) 131,733 7,588
Golden Falcon Acquisition
Corp., expiring 11/4/2026 *(c) 64,925 3,857
Goldenstone Acquisition Ltd.,
expiring 7/15/2026 *(c) 32,200 644
Good Works II Acquisition
Corp., expiring 2/1/2028 *(c) 126,000 27,707
Gores Holdings IX, Inc.,
expiring 1/14/2029 *(c) 552,098 190,971
Gores Holdings VII, Inc.,
expiring 12/31/2027 *(c) 10,416 1,249
Gores Holdings VIII, Inc.,
expiring 12/31/2027 *(c) 10,416 9,792
Gores Technology Partners II,
Inc., expiring 12/31/2027 *(c) 25,404 4,067
Gores Technology Partners,
Inc., expiring 12/31/2027 *(c) 16,560 4,943
Graf Acquisition Corp. IV,
expiring 5/31/2028 *(c) 73,000 10,950
Group Nine Acquisition Corp.,
expiring 1/14/2026 (2)*(c) 27,604 1,681
GSR II Meteora Acquisition
Corp., expiring 7/22/2023 *(c) 244,186 39,070
GX Acquisition Corp. II,
expiring 12/31/2028 *(c) 137,666 13,670
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 *(c) 38,390 2,292
Hawks Acquisition Corp.,
expiring 1/29/2023 (2)*(c) 37,175 3,190
Health Assurance Acquisition
Corp., expiring 11/12/2025
*(c) 95,166 2,855
Healthcare Services
Acquisition Corp., expiring
12/31/2027 *(c) 55,650 1,670
Healthwell Acquisition Corp. I,
expiring 8/5/2028 *(c) 139,600 20,954
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Heartland Media Acquisition
Corp., expiring 10/21/2027
*(c) 200,423 22,608
Hennessy Capital Investment
Corp. V, expiring 1/11/2026
*(c) 20,630 2,063
Hennessy Capital Investment
Corp. VI, expiring 12/31/2027
*(c) 232,490 34,874
HNR Acquisition Corp.,
expiring 7/29/2028 *(c) 49,014 9,313
Home Plate Acquisition
Corp., expiring 3/3/2023
(2)*(c) 20,508 820
Hudson Executive Investment
Corp. II, expiring 1/31/2027
(2)*(c) 20,775 1,315
Hudson Executive Investment
Corp. III, expiring 12/31/2028
(2)*(c) 41,333 6,196
HumanCo Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 64,425 7,074
IG Acquisition Corp., expiring
10/5/2027 *(c) 182,500 21,918
Ignyte Acquisition Corp.,
expiring 12/31/2027 (3)*(c)(e) 17,500 2,181
Inception Growth Acquisition
Ltd., expiring 10/15/2026 *(c) 56,259 3,882
Industrial Human Capital,
Inc., expiring 12/31/2028 *(c) 89,858 1,797
Industrial Tech Acquisitions
II, Inc., expiring 12/31/2028
(3)*(c)(e) 63,004 6,300
Insight Acquisition Corp.,
expiring 2/11/2023 (2)*(c) 25,170 2,517
INSU Acquisition Corp. III,
expiring 12/31/2026 (2)*(c) 24,733 992
Integral Acquisition Corp. 1,
expiring 12/14/2028 *(c) 53,808 5,322
Integrated Rail and
Resources Acquisition Corp.,
expiring 5/21/2023 *(c) 54,219 4,701
Intelligent Medicine
Acquisition Corp., expiring
1/13/2023 *(c) 62,785 5,651
InterPrivate II Acquisition
Corp., expiring 12/31/2028
*(c) 16,500 990
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (2)*(c) 16,500 797
InterPrivate IV InfraTech
Partners, Inc., expiring
12/31/2027 *(c) 16,600 2,297
Iris Acquisition Corp., expiring
3/5/2026 (2)*(c) 63,888 3,418
Jackson Acquisition Co.,
expiring 12/31/2028 *(c) 183,961 22,075
Jaws Hurricane Acquisition
Corp., expiring 2/23/2023 *(c) 34,250 6,165

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
JOFF Fintech Acquisition
Corp., expiring 12/31/2027
*(c) 27,727 1,056
Juniper II Corp., expiring
12/31/2028 (2)*(c) 53,808 7,264
Jupiter Acquisition Corp.,
expiring 8/17/2028 *(c) 105,000 11,550
Kadem Sustainable Impact
Corp., expiring 3/16/2026
(2)*(c) 151,547 10,275
Kimbell Tiger Acquisition
Corp., expiring 9/15/2028 *(c) 185,772 26,008
Kingswood Acquisition Corp.,
expiring 5/1/2027 (3)*(c)(e) 112,062 2,252
KINS Technology Group, Inc.,
expiring 12/31/2025 *(c) 78,500 1,978
KKR Acquisition Holdings I
Corp., expiring 12/31/2027
*(c) 31,000 3,720
KL Acquisition Corp., expiring
1/12/2028 (2)*(c) 26,355 1,320
KludeIn I Acquisition Corp.,
expiring 7/8/2027 (2)*(c) 28,833 3,575
KnightSwan Acquisition
Corp., expiring 7/21/2028
(2)*(c) 167,019 16,702
Landcadia Holdings IV, Inc.,
expiring 3/29/2028 (2)*(c) 84,500 12,683
Larkspur Health Acquisition
Corp., expiring 12/20/2026
*(c) 39,393 4,727
LAVA Medtech Acquisition
Corp., expiring 4/1/2023
(2)*(c) 31,732 2,539
Learn CW Investment Corp.,
expiring 12/31/2028 (3)*(c)(e) 13,352 1,469
Lefteris Acquisition Corp.,
expiring 10/23/2025 *(c) 185,333 5,560
Legato Merger Corp. II,
expiring 2/5/2023 *(c) 77,207 28,559
LF Capital Acquisition Corp.
II, expiring 1/7/2026 (2)*(c) 54,396 3,329
Liberty Media Acquisition
Corp., expiring 12/31/2027
*(c) 12,092 48
LightJump Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 27,000 1,620
Lionheart III Corp., expiring
3/19/2023 *(c) 44,840 2,690
Live Oak Crestview Climate
Acquisition Corp., expiring
3/12/2026 *(c) 54,710 18,596
Live Oak Mobility Acquisition
Corp., expiring 3/4/2028
(2)*(c) 17,760 2,664
LMF Acquisition
Opportunities, Inc., expiring
1/26/2026 *(c) 27,333 1,919
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Logistics Innovation
Technologies Corp., expiring
6/15/2028 (2)*(c) 81,857 7,367
Longview Acquisition Corp. II,
expiring 5/10/2026 *(c) 37,000 2,590
Lux Health Tech Acquisition
Corp., expiring 11/30/2027
(2)*(c) 166,857 27,531
M3-Brigade Acquisition II
Corp., expiring 12/31/2027
(2)*(c) 413,333 26,619
M3-Brigade Acquisition III
Corp., expiring 5/11/2023
(2)*(c) 149,671 9,115
Mana Capital Acquisition
Corp., expiring 12/1/2026
(2)*(c) 19,524 2,364
Maquia Capital Acquisition
Corp., expiring 12/31/2027
*(c) 113,500 3,348
Marblegate Acquisition Corp.,
expiring 12/9/2022 (2)*(c) 573,387 12,385
Mason Industrial Technology,
Inc., expiring 12/31/2027 *(c) 50,518 1,849
Maxpro Capital Acquisition
Corp., expiring 1/22/2023 *(c) 9,347 1,098
McLaren Technology
Acquisition Corp., expiring
3/3/2023 *(c) 89,681 6,278
MDH Acquisition Corp.,
expiring 2/2/2028 (2)*(c) 42,000 1,659
MedTech Acquisition Corp.,
expiring 12/18/2025 *(c) 45,166 2,710
Mercato Partners Acquisition
Corp., expiring 12/28/2026
*(c) 71,745 839
Metal Sky Star Acquisition
Corp., expiring 4/1/2027
(2)*(c) 103,342 4,144
Minority Equality
Opportunities Acquisition,
Inc., expiring 4/29/2023 *(c) 40,202 3,618
Mission Advancement Corp.,
expiring 12/31/2028 *(c) 37,000 1,106
Monterey Bio Acquisition
Corp., expiring 6/7/2023 *(c) 8,700 422
Monterey Capital Acquisition
Corp., expiring 5/11/2027 *(c) 71,394 4,069
Monument Circle Acquisition
Corp., expiring 12/31/2027
(2)*(c) 41,375 2,483
Mount Rainier Acquisition
Corp., expiring 12/4/2022 *(c) 84,937 12,741
Murphy Canyon Acquisition
Corp., expiring 2/3/2027
(2)*(c) 97,859 4,893
Music Acquisition Corp.
(The), expiring 2/5/2028
(2)*(c) 23,325 933

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Nabors Energy Transition
Corp., expiring 11/17/2026
*(c) 127,094 17,793
New Providence Acquisition
Corp. II, expiring 12/31/2027
(3)*(c)(e) 41,859 6,057
Newbury Street Acquisition
Corp., expiring 12/31/2027
*(c) 88,000 6,160
NewHold Investment Corp. II,
expiring 10/21/2023 *(c) 67,366 5,928
NightDragon Acquisition
Corp., expiring 12/31/2027
*(c) 16,666 1,750
North Mountain Merger
Corp., expiring 9/16/2025 *(c) 74,443 7
Northern Genesis Acquisition
Corp. III, expiring 12/31/2027
*(c) 57,500 1,581
Northern Star Investment
Corp. II, expiring 1/31/2028
*(c) 16,500 497
Northern Star Investment
Corp. III, expiring 2/25/2028
(2)*(c) 13,777 579
Northern Star Investment
Corp. IV, expiring 12/31/2027
(2)*(c) 13,777 827
NorthView Acquisition Corp.,
expiring 8/2/2027 *(c) 77,299 4,251
Nubia Brand International
Corp., expiring 11/16/2026
*(c) 142,150 11,372
OCA Acquisition Corp.,
expiring 12/31/2027 (3)*(c)(e) 55,769 2,794
OceanTech Acquisitions I
Corp., expiring 5/10/2026 *(c) 104,000 9,360
OmniLit Acquisition Corp.,
expiring 11/8/2026 (2)*(c) 40,496 2,835
One Equity Partners Open
Water I Corp., expiring
12/31/2027 *(c) 27,441 1,375
OPY Acquisition Corp. I,
expiring 4/8/2023 *(c) 41,286 4,541
Orion Acquisition Corp.,
expiring 2/19/2026 (2)*(c) 20,833 1,135
Osiris Acquisition Corp.,
expiring 5/1/2028 (3)*(c)(e) 254,000 33,020
Oyster Enterprises
Acquisition Corp., expiring
12/31/2027 *(c) 41,500 6,682
Papaya Growth Opportunity
Corp. I, expiring 12/31/2028
*(c) 206,644 18,598
Parabellum Acquisition Corp.,
expiring 3/26/2023 *(c) 24,278 874
Parsec Capital Acquisitions
Corp., expiring 1/8/2023 *(c) 12,741 382
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Periphas Capital Partnering
Corp., expiring 12/10/2028
*(c) 19,041 4,665
Phoenix Biotech Acquisition
Corp., expiring 9/1/2026 *(c) 106,172 15,692
PHP Ventures Acquisition
Corp., expiring 12/4/2023
(2)*(c) 14,700 585
Pine Island Acquisition Corp.,
expiring 10/29/2027 *(c) 190,333 9,517
Pine Technology Acquisition
Corp., expiring 3/31/2028
(2)*(c) 213,333 19,093
Pivotal Investment Corp. III,
expiring 12/31/2027 (2)*(c) 16,566 530
PMV Consumer Acquisition
Corp., expiring 8/31/2027 *(c) 146,000 6,322
Pono Capital Corp., expiring
12/16/2022 (2)*(c) 89,775 8,080
Population Health Investment
Co., Inc., expiring 10/1/2025
(2)*(c) 38,400 998
Post Holdings Partnering
Corp., expiring 2/9/2023 *(c) 64,630 6,773
Power & Digital Infrastructure
Acquisition II Corp., expiring
12/14/2028 (2)*(c) 159,558 23,998
PowerUp Acquisition Corp.,
expiring 2/18/2027 *(c) 226,462 24,933
Prime Number Acquisition
I Corp., expiring 7/1/2027
(2)*(c) 17,850 893
Priveterra Acquisition Corp.,
expiring 12/31/2027 (2)*(c) 31,100 2,046
Progress Acquisition Corp.,
expiring 12/31/2027 *(c) 41,500 4,026
PROOF Acquisition Corp. I,
expiring 12/3/2028 *(c) 75,432 5,465
Property Solutions Acquisition
Corp. II, expiring 3/1/2026
(3)*(c)(e) 74,100 4,528
PropTech Investment Corp. II,
expiring 12/31/2027 *(c) 57,659 9,220
PWP Forward Acquisition
Corp. I, expiring 3/9/2026 *(c) 32,333 3,861
Recharge Acquisition Corp.,
expiring 10/5/2027 *(c) 136,832 27
Redwoods Acquisition Corp.,
expiring 3/15/2027 (2)*(c) 74,885 2,995
Relativity Acquisition Corp.,
expiring 2/11/2027 *(c) 89,748 5,385
Revolution Healthcare
Acquisition Corp., expiring
12/31/2028 *(c) 16,506 660
RF Acquisition Corp., expiring
5/1/2028 (2)*(c) 114,573 4,377
Rosecliff Acquisition Corp. I,
expiring 12/31/2027 (2)*(c) 27,555 1,590
Roth Ch Acquisition IV Co.,
expiring 1/9/2023 *(c) 49,182 9,792

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Roth CH Acquisition V Co.,
expiring 12/10/2026 *(c) 14,143 1,416
RXR Acquisition Corp.,
expiring 3/8/2026 *(c) 18,500 464
Sanaby Health Acquisition
Corp. I, expiring 7/30/2028
*(c) 32,192 1,610
Sandbridge X2 Corp.,
expiring 12/31/2027 (2)*(c) 27,500 1,100
Schultze Special Purpose
Acquisition Corp. II, expiring
3/25/2028 (2)*(c) 31,865 4,142
Science Strategic Acquisition
Corp. Alpha, expiring
12/31/2027 (2)*(c) 27,494 1,267
SCP & CO Healthcare
Acquisition Co., expiring
1/27/2028 (2)*(c) 41,562 2,012
Seaport Calibre Materials
Acquisition Corp., expiring
1/19/2023 *(c) 22,683 2,268
Seaport Global Acquisition
II Corp., expiring 11/17/2026
*(c) 40,848 6,127
Senior Connect Acquisition
Corp. I, expiring 12/31/2027
*(c) 78,500 793
Shelter Acquisition Corp. I,
expiring 12/31/2027 (2)*(c) 98,333 8,162
ShoulderUp Technology
Acquisition Corp., expiring
7/26/2023 (2)*(c) 108,870 7,675
Sierra Lake Acquisition Corp.,
expiring 3/31/2028 *(c) 40,505 1,620
Signal Hill Acquisition Corp.,
expiring 2/11/2027 (2)*(c) 44,930 5,014
Silver Spike Acquisition Corp.
II, expiring 2/26/2026 *(c) 20,000 600
Simon Property Group
Acquisition Holdings, Inc.,
expiring 2/4/2026 *(c) 16,600 1,076
Sizzle Acquisition Corp.,
expiring 3/12/2026 (2)*(c) 35,872 3,580
Social Leverage Acquisition
Corp. I, expiring 12/31/2027
*(c) 20,666 4,749
Southport Acquisition Corp.,
expiring 5/24/2028 *(c) 182,986 18,299
Spindletop Health Acquisition
Corp., expiring 12/31/2028
(2)*(c) 62,776 5,173
SportsMap Tech Acquisition
Corp., expiring 9/1/2027 *(c) 64,363 14,977
SportsTek Acquisition Corp.,
expiring 12/31/2027 *(c) 68,700 2,672
Springwater Special
Situations Corp., expiring
4/12/2026 *(c) 20,106 2,011
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Stratim Cloud Acquisition
Corp., expiring 3/5/2026
(2)*(c) 148,000 11,470
Sustainable Development
Acquisition I Corp., expiring
12/31/2028 (2)*(c) 41,836 1,644
Tailwind Acquisition Corp.,
expiring 9/7/2027 *(c) 313,280 25,062
Tastemaker Acquisition Corp.,
expiring 12/31/2025 *(c) 72,083 7,129
TCW Special Purpose
Acquisition Corp., expiring
12/31/2028 *(c) 136,813 8,209
Tech and Energy Transition
Corp., expiring 12/31/2027
*(c) 123,333 6,167
TG Venture Acquisition Corp.,
expiring 8/13/2023 *(c) 215,235 12,914
Thunder Bridge Capital
Partners III, Inc., expiring
2/15/2028 *(c) 16,818 1,682
Thunder Bridge Capital
Partners IV, Inc., expiring
3/12/2023 (2)*(c) 64,400 5,094
Tishman Speyer Innovation
Corp. II, expiring 12/31/2027
(2)*(c) 16,633 1,663
TLG Acquisition One Corp.,
expiring 1/25/2028 *(c) 27,727 1,386
Trajectory Alpha Acquisition
Corp., expiring 12/31/2027
*(c) 54,960 5,496
Tuscan Holdings Corp. II,
expiring 7/16/2025 *(c) 95,000 6,679
Twelve Seas Investment Co.
II, expiring 3/2/2028 (2)*(c) 32,933 1,864
USHG Acquisition Corp.,
expiring 12/31/2028 *(c) 41,285 2,060
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 (2)*(c) 31,400 3,768
Velocity Acquisition Corp.,
expiring 2/26/2027 (2)*(c) 27,541 1,380
Viscogliosi Brothers
Acquisition Corp., expiring
3/18/2027 (3)*(c)(e) 26,480 2,383
Vision Sensing Acquisition
Corp., expiring 3/24/2023
(2)*(c) 38,412 1,924
VMG Consumer Acquisition
Corp., expiring 7/3/2023 *(c) 90,393 6,328
VPC Impact Acquisition
Holdings II, expiring
12/31/2027 (3)*(c)(e) 26,666 1,600
Warburg Pincus Capital Corp.
I-B, expiring 3/9/2026 *(c) 12,000 756
Western Acquisition Ventures
Corp., expiring 1/12/2027
(2)*(c) 67,539 3,377

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.2% (continued)
Williams Rowland Acquisition
Corp., expiring 12/25/2022
*(c) 115,833 6,857
Yotta Acquisition Corp.,
expiring 3/15/2027 *(c) 68,693 2,727
Zimmer Energy Transition
Acquisition Corp., expiring
5/14/2023 (2)*(c) 160,666 44,986
Z-Work Acquisition Corp.,
expiring 1/4/2026 *(c) 27,555 964
2,623,531
Consumer Finance - 0.0% (a)
Moneylion, Inc., expiring
9/22/2026 * 121,895 14,591
Electrical Equipment - 0.0% (a)
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 96,444 40,506
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 11,028 11,690
52,196
Electronic Equipment, Instruments & Components - 0.1%
Innoviz Technologies Ltd.,
expiring 4/5/2026 (Israel) * 74,766 164,485
Velodyne Lidar, Inc., expiring
9/29/2025 * 99,736 41,480
205,965
Energy Equipment & Services - 0.0% (a)
National Energy Services
Reunited Corp., expiring
6/6/2023 * 307,319 44,285
Food Products - 0.0% (a)
Westrock Coffee Holdings
LLC, expiring 8/29/2027 * 97,537 137,527
Health Care Equipment & Supplies - 0.0% (a)
FOXO Technologies, Inc.,
expiring 8/1/2027 * 43,711 4,371
Hotels, Restaurants & Leisure - 0.0% (a)
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 113,602 7,384
Household Durables - 0.0% (a)
Landsea Homes Corp.,
expiring 1/7/2026 * 180,410 28,306
Insurance - 0.0% (a)
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan) * 193,007 111,944
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(e) 124,500 4,507
116,451
Interactive Media & Services - 0.0% (a)
Leafly Holdings, Inc., expiring
11/7/2026 * 33,787 5,737
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Internet & Direct Marketing Retail - 0.0% (a)
BARK, Inc., expiring
8/29/2025 * 146,666 39,600
IT Services - 0.0% (a)
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 *(b) 69,099 2,577
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (2)* 266,402 15,212
Oil, Gas & Consumable Fuels - 0.0% (a)
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) (2)* 78,205 21,115
Sitio Royalties Corp., expiring
8/23/2023 * 325,846 55,427
76,542
Pharmaceuticals - 0.0% (a)
Biote Corp., expiring
2/12/2027 * 3,000 1,025
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 32,704 6,246
7,271
Real Estate Management & Development - 0.0% (a)
Doma Holdings, Inc., expiring
7/28/2026 * 39,989 2,199
Offerpad Solutions, Inc.,
expiring 9/1/2026 * 21,024 3,520
5,719
Software - 0.0% (a)
NextNav, Inc., expiring
10/28/2026 (2)* 51,071 27,568
Nogin, Inc., expiring
8/26/2027 * 91,631 8,247
Otonomo Technologies Ltd.,
expiring 8/13/2026 (Israel) * 253,429 10,137
Rimini Street, Inc., expiring
10/22/2022 (3)*(e) 268,367 2,684
SoundHound AI, Inc., expiring
12/31/2027 * 3,026 393
49,029
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) (2)* 32,404 1,102
Technology Hardware, Storage & Peripherals - 0.0% (a)
CompoSecure, Inc., expiring
10/31/2025 * 103,361 82,689
Transportation Infrastructure - 0.0% (a)
Sky Harbour Group Corp.,
expiring 10/21/2025 * 8,032 2,952
TOTAL WARRANTS
(Cost $1,343,651) 3,663,450

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
NO. OF
UNITS VALUE ($)
SECURITIES IN LITIGATION - 0.0%
Health Care Equipment & Supplies - 0.0%
DEMC Ltd., Class A (acquired
1/24/2014 - 10/29/2015, Cost
$129,686) (3)*(e)(f) 12,969 –
DEMC Ltd., Class A-2 (acquired
3/10/2016 - 12/18/2018, Cost
$369,930) (3)*(e)(f) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
8/6/2019 - 7/16/2021, Cost
$293,744) (3)*(e)(f) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
1/31/2022, Cost $4,032) (3)*(e)(f) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(e)(f) 10,488 –
DEMC Ltd., Class B-2 (acquired
4/12/2017, Cost $–) (3)*(e)(f) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(e)(f) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(e)(f) 40,321,771,424,070 –
TOTAL SECURITIES IN LITIGATION
(Cost $797,403) –
UNITS - 0.2%
Capital Markets - 0.2%
EF Hutton Acquisition Corp. I *(c)
34,096 343,347
Feutune Light Acquisition Corp. *(c)
94,079 5,645
Global Star Acquisition, Inc. *(c)
50,064 501,641
Liberty Media Acquisition Corp. *(c)
3 30
Mobiv Acquisition Corp. (2)*(c)
101,917 1,031,400
Pono Capital Two, Inc. *(c)
92,094 932,912
Qomolangma Acquisition Corp. *(c)
23,684 236,603
TOTAL UNITS
(Cost $3,018,550) 3,051,578
SHARES
SHORT-TERM INVESTMENTS - 61.3%
INVESTMENT COMPANIES - 39.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 2.49%
(h)(i) 3,145,978 3,145,978
Limited Purpose Cash Investment
Fund, 2.57% (h)(j) 592,182,399 591,886,308
TOTAL INVESTMENT COMPANIES
(Cost $594,913,740) 595,032,286
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 21.6%
U.S. Treasury Bills
1.12%, 10/6/2022 (2)(k)(l) $ 65,284,000 65,270,657
1.23%, 10/13/2022 (2)(k)(l) 20,288,000 20,273,333
1.39%, 11/10/2022 (2)(k)(l) 12,487,000 12,451,363
1.54%, 11/25/2022 (2)(k)(l) 13,336,000 13,280,756
1.59%, 12/1/2022 (2)(k)(l) 14,168,000 14,100,488
1.72%, 12/8/2022 (2)(k)(l) 3,352,000 3,333,864
3.09%, 2/9/2023 (2)(k)(l) 33,488,000 33,061,845
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 21.6% (continued)
3.07%, 2/16/2023 (2)(k)(l) $ 33,355,000 32,911,138
3.73%, 3/9/2023 (2)(k) 70,000,000 68,863,095
3.53%, 3/16/2023 (2)(k)(l) 12,707,000 12,493,318
3.85%, 3/23/2023 (2)(k)(l) 45,461,000 44,670,120
3.93%, 3/30/2023 (2)(k)(l) 3,029,000 2,971,749
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $323,871,917) 323,681,726
TOTAL SHORT-TERM INVESTMENTS
(Cost $918,785,657) 918,714,012
TOTAL LONG POSITIONS
(Cost $1,745,390,304) 1,672,538,938
SHARES
SHORT POSITIONS - (4.5)%
COMMON STOCKS - (4.0)%
Aerospace & Defense – (0.0)% (a)
Virgin Galactic Holdings, Inc. (146,019) (687,750)
Airlines – (0.0)% (a)
JetBlue Airways Corp. (31,944) (211,789)
Auto Components – (0.0)% (a)
Luminar Technologies, Inc. (61,258) (446,265)
Automobiles – (0.0)% (a)
Arrival SA (Luxembourg) (4,779) (3,858)
Biotechnology - (0.3)%
Cytokinetics, Inc.
(88,977) (4,310,936)
Inovio Pharmaceuticals, Inc.
(28,391) (48,974)
(4,359,910)
Capital Markets – (0.0)%
Penson Worldwide, Inc. (3)(e) (212,307) –
Communications Equipment - (0.5)%
Infinera Corp.
(942,208) (4,560,287)
Lumentum Holdings, Inc.
(47,945) (3,287,588)
(7,847,875)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A (118,193) (911,268)
Diversified Consumer Services – (0.0)% (a)
2U, Inc. (6,449) (40,306)
Diversified Telecommunication Services - (0.1)%
Bandwidth, Inc., Class A
(758) (9,020)
TELUS Corp. (Canada)
(82,126) (1,630,808)
(1,639,828)
Electrical Equipment - (0.4)%
Array Technologies, Inc. (354,854) (5,883,479)
Energy Equipment & Services - (0.1)%
Helix Energy Solutions Group, Inc. (198,197) (765,040)
Entertainment – (0.0)% (a)
Sea Ltd., ADR (Singapore) (636) (35,648)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (0.6)%
Cutera, Inc.
(144,048) (6,568,589)
Varex Imaging Corp.
(98,745) (2,087,469)
(8,656,058)
Health Care Providers & Services - (0.1)%
Guardant Health, Inc. (17,061) (918,394)
Hotels, Restaurants & Leisure - (0.3)%
Airbnb, Inc., Class A
(7,572) (795,363)
DraftKings, Inc., Class A
(20,644) (312,550)
MakeMyTrip Ltd. (India)
(14,007) (430,015)
Norwegian Cruise Line Holdings
Ltd. (171,619) (1,949,592)
Royal Caribbean Cruises Ltd.
(23,800) (902,020)
(4,389,540)
Household Durables – (0.0)% (a)
GoPro, Inc., Class A (54,200) (267,206)
Independent Power and Renewable Electricity Producers - (0.3)%
Sunnova Energy International, Inc. (210,103) (4,639,074)
Interactive Media & Services – (0.0)% (a)
Eventbrite, Inc., Class A
(36,099) (219,482)
Snap, Inc., Class A
(38,656) (379,602)
(599,084)
Internet & Direct Marketing Retail - (0.3)%
Etsy, Inc.
(21,646) (2,167,414)
Farfetch Ltd., Class A (United
Kingdom) (148,145) (1,103,680)
Fiverr International Ltd.
(1,137) (34,781)
Groupon, Inc.
(1,913) (15,228)
Porch Group, Inc.
(2,504) (5,634)
Wayfair, Inc., Class A
(38,633) (1,257,504)
(4,584,241)
IT Services - (0.1)%
DigitalOcean Holdings, Inc.
(3,580) (129,489)
Fastly, Inc., Class A
(532) (4,873)
Repay Holdings Corp.
(11,362) (80,216)
Shift4 Payments, Inc., Class A
(27,015) (1,205,139)
Shopify, Inc., Class A (Canada)
(1,961) (52,829)
(1,472,546)
Machinery - (0.1)%
Greenbrier Cos., Inc. (The) (72,724) (1,765,011)
Media - (0.3)%
Cable One, Inc.
(187) (159,520)
Paramount Global, Class A
(104,295) (2,246,514)
TechTarget, Inc.
(27,732) (1,641,735)
(4,047,769)
Metals & Mining – (0.0)% (a)
Ivanhoe Mines Ltd., Class A
(Canada) (45,928) (295,580)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (0.2)%
Innoviva, Inc. (206,758) (2,400,460)
Real Estate Management & Development – (0.0)% (a)
Anywhere Real Estate, Inc.
(43,986) (356,727)
Redfin Corp.
(892) (5,209)
(361,936)
Road & Rail – (0.0)% (a)
Lyft, Inc., Class A (48,253) (635,492)
Software - (0.2)%
8x8, Inc.
(357,822) (1,234,486)
Confluent, Inc., Class A
(11,856) (281,817)
Coupa Software, Inc.
(5,771) (339,335)
Marathon Digital Holdings, Inc.
(4,139) (44,329)
NortonLifeLock, Inc.
(17,724) (356,961)
Unity Software, Inc.
(610) (19,434)
Veritone, Inc.
(4,106) (23,117)
(2,299,479)
Technology Hardware, Storage & Peripherals – (0.0)% (a)
3D Systems Corp. (48,182) (384,492)
TOTAL COMMON STOCKS
(Proceeds $(82,077,480)) (60,549,378)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (0.5)%
Hotels, Restaurants & Leisure - (0.5)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)
(Proceeds $(7,042,010)) $ (6,200,000) (7,448,060)
TOTAL SHORT POSITIONS
(Proceeds $(89,119,490)) (67,997,438)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 107.1%
(Cost $1,656,270,814) 1,604,541,500
LIABILITIES IN EXCESS OF OTHER
ASSETS - (7.1)% (m) (106,507,898)
NET ASSETS - 100.0% 1,498,033,602

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $283,876,073. In addition,
$4,177,376 of cash collateral was pledged.
(c) Special Purpose Acquisition Company.
(d) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $139,589,346, which represents
9.32% of net assets of the fund.
(e) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $973,532, which represents 0.06% of net assets of the fund.
(f) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities).  Total value of all such securities at September 30, 2022 amounted to $282,452 which represents 0.02% of net assets of the fund.
(g) Defaulted security.
(h) Represents 7-day effective yield as of September 30, 2022.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended September 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
(m) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 50,002,859 3.4%
Consumer Discretionary 49,957,618 3.3
Consumer Staples 17,493,838 1.2
Energy 2,776,200 0.2
Financials 346,740,740 23.1
Health Care 100,241,363 6.7
Industrials 27,474,364 1.8
Information Technology 65,881,517 4.4
Materials 10,163,405 0.7
Real Estate 9,533,340 0.6
Utilities 5,562,244 0.4
Investment Companies 595,032,286 39.7
U.S. Treasury Obligations 323,681,726 21.6
Total Investments In Securities
At Value 1,604,541,500 107.1
Liabilities in Excess of Other
Assets (m) (106,507,898) (7.1)
Net Assets
$ 1,498,033,602 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2022
Shares
Held At
9/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 39.5%
INVESTMENT COMPANIES - 39.5%
Limited Purpose
Cash Investment
Fund,
2.57% (a)
(Cost $591,767,762) $382,197,517 $1,219,335,158 $(1,009,622,818) $(142,062) $118,513 $591,886,308 592,182,399 $2,930,078 $86
(a) Represents 7-day effective yield as of September 30, 2022.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
39.V1 5.00 % Quarterly 12/20/2027 6.07 % USD 107,375,000 $ 5,199,719 $ (957,167) $ 4,242,552
$ 5,199,719 $ (957,167) $ 4,242,552
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
U.S. Treasury 2 Year Note 6,534 12/2022 USD $ 1,341,562,919 $ (11,968,378)
(11,968,378)
Short Contracts
S&P 500 E-Mini Index (1) 12/2022 USD (180,075) 21,075
S&P 500 E-Mini Index (56) 12/2022 USD (10,084,200) 846,864
S&P 500 E-Mini Index (57) 12/2022 USD (10,264,275) (4,120)
U.S. Treasury 10 Year Note (156) 12/2022 USD (17,481,750) 784,871
U.S. Treasury 5 Year Note (1,230) 12/2022 USD (132,157,734) 3,906,435
5,555,125
$ (6,413,253)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 24,869,430 CAD 32,516,363 CITI 12/21/2022 $ 1,320,819
USD 15,268,253 CAD 19,922,208 JPMC 12/21/2022 840,430
USD 1,035,173 EUR 1,030,272 CITI 12/21/2022 19,056
USD 1,035,167 EUR 1,030,268 JPMC 12/21/2022 19,054
USD 8,835,612 SEK 92,995,286 CITI 12/21/2022 412,609
USD 8,835,601 SEK 92,995,282 JPMC 12/21/2022 412,598
Total unrealized appreciation 3,024,566
CAD 1,536,302 USD 1,163,150 CITI 12/21/2022 (50,547)
CAD 1,536,297 USD 1,163,147 JPMC 12/21/2022 (50,549)
Total unrealized depreciation (101,096)
Net unrealized appreciation $ 2,923,470

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-1.25%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
14-32 months
maturity ranging
from 01/25/2023
- 07/11/2024 $123,355 $1,500 $50,437 $51,937
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the AOISR plus
or minus a specified spread
(0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
52 months
maturity
12/29/2026 $826,830 $(473,967) $(828,315) $(1,302,282)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.07% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
57-61 months
maturity ranging
from 09/06/2024
- 10/15/2026 $13,225,612 $(3,379,664) $665,096 $(2,714,568)
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.03%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
10/06/2027 $356,961 $356,961 $– $356,961
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the Federal Funds
Floating Rate plus or minus
a specified spread (-1.00%),
which is denominated in USD
based on the local currencies of
the positions within the swap.
40-61 months
maturity
07/03/2023 $231,033 $56,669 $(39,137) $17,532

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.32% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
43 months
maturity
06/25/2025 $228,292,706 $(49,772,853) $1,678,604 $(48,094,249)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Hong Kong
Seaspan Corp., 3.75%, 12/15/2025 5,725,000 6,735,838 (262,328) 0.5
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,925,000 6,761,241 (789,369) 1.6
Alteryx, Inc., 1.00%, 8/1/2026 3,610,000 2,912,034 (865,817) 1.8
American Airlines Group, Inc., 6.50%, 7/1/2025 15,500,000 15,883,625 (5,978,672) 12.4
Artivion, Inc., 4.25%, 7/1/2025 1,950,000 1,847,582 (188,280) 0.4
Bandwidth, Inc., 0.50%, 4/1/2028 9,255,000 5,404,920 (2,774,899) 5.8
Cable One, Inc., 0.00%, 3/15/2026 7,050,000 5,354,475 (1,875,300) 3.9
Ceridian HCM Holding, Inc., 0.25%, 3/15/2026 3,693,000 2,978,812 (647,201) 1.3
Chegg, Inc., 0.00%, 9/1/2026 12,745,000 9,609,525 (4,817,419) 10.0
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 5,990,139 (2,833,712) 5.9
Dropbox, Inc., 0.00%, 3/1/2028 5,500,000 4,675,000 (1,465,750) 3.0
Dropbox, Inc., 0.00%, 3/1/2026 4,395,000 3,821,452 (722,976) 1.5
Exact Sciences Corp., 0.38%, 3/1/2028 11,850,000 7,498,808 (3,777,149) 7.9
Exact Sciences Corp., 0.38%, 3/15/2027 2,650,000 1,833,844 (1,024,911) 2.1
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 4,635,000 4,991,370 709,514 (1.5)
Granite Point Mortgage Trust, Inc., 6.38%, 10/1/2023 (a) 1,900,000 1,912,112 438,845 (0.9)
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 6,466,394 (1,236,602) 2.6
Inotiv, Inc., 3.25%, 10/15/2027 4,750,000 3,847,609 (1,672,689) 3.5
Invacare Corp., 4.25%, 3/15/2026 2,725,000 1,267,178 (1,573,956) 3.3
Ironwood Pharmaceuticals, Inc., 1.50%, 6/15/2026 3,400,000 3,468,179 (634,856) 1.3
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/2051 2,550,000 1,814,360 (678,974) 1.4
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/2026 3,725,000 3,497,255 (395,087) 0.8
Magnite, Inc., 0.25%, 3/15/2026 7,450,000 5,513,823 (967,319) 2.0
Oak Street Health, Inc., 0.00%, 3/15/2026 10,250,000 7,846,375 (2,136,408) 4.4
Okta, Inc., 0.38%, 6/15/2026 7,570,000 5,886,481 (614,400) 1.3
Opendoor Technologies, Inc., 0.25%, 8/15/2026 11,725,000 6,517,608 (2,424,650) 5.0
PetIQ, Inc., 4.00%, 6/1/2026 2,975,000 2,452,392 (1,812,336) 3.8
Prospect Capital Corp., 6.38%, 3/1/2025 (a) 2,443,000 2,495,728 25,346 (0.1)
Redfin Corp., 0.00%, 10/15/2025 8,050,000 4,684,295 (3,482,430) 7.2
RingCentral, Inc., 0.00%, 3/15/2026 4,475,000 3,441,275 (890,973) 1.9
Splunk, Inc., 1.13%, 6/15/2027 8,500,000 6,715,838 (1,894,846) 3.9
Spotify USA, Inc., 0.00%, 3/15/2026 9,000,000 7,065,000 (1,215,000) 2.5
Stride, Inc., 1.13%, 9/1/2027 15,750,000 15,993,059 1,038,162 (2.2)
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 8,750,667 (5,065,503) 10.5
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 4,391,930 45,355 (0.1)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Canada
Atlas Corp. (291,487) (4,051,669) (51,105) 0.1
United States
American Airlines Group, Inc. (528,148) (6,358,902) 962,632 (2.0)
Artivion, Inc. (32,619) (451,447) 185,429 (0.4)
Coherus Biosciences, Inc. (163,521) (1,571,437) 208,711 (0.4)
Dropbox, Inc. (114,377) (2,369,891) 182,068 (0.4)
Exact Sciences Corp. (36,974) (1,201,285) 356,001 (0.7)
GEO Group, Inc. (The) (346,748) (2,669,960) (152,000) 0.3
Green Plains, Inc. (126,792) (3,685,843) 399,093 (0.8)
Inotiv, Inc. (45,952) (774,291) 99,344 (0.2)
Ironwood Pharmaceuticals, Inc. (142,353) (1,474,777) 188,516 (0.4)
MACOM Technology Solutions Holdings, Inc. (21,896) (1,133,994) 151,992 (0.3)
Oak Street Health, Inc. (23,548) (577,397) 63,717 (0.1)
Splunk, Inc. (6,431) (483,611) 168,354 (0.4)
Stride, Inc. (191,912) (8,066,061) (636,339) 1.3
WisdomTree Investments, Inc. (203,195) (950,953) 115,022 (0.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
48-61 months
maturity
ranging from
08/05/2026
- 09/29/2027 $21,937,171 $(156,749) $4,905 $(151,844)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Mediclinic International plc 137,717 755,046 (3,047) 2.0
United Kingdom
AVEVA Group plc 70,369 2,427,889 (16,510) 10.9
Biffa plc 181,429 834,607 10,306 (6.8)
Countryside Partnerships plc 1,225,090 2,718,236 (399,691) 263.2
EMIS Group plc 65,672 1,379,074 (2,389) 1.6
Euromoney Institutional Investor plc 128,129 2,048,661 (21,907) 14.4
HomeServe plc 402,917 5,308,742 (44,794) 29.5
Micro Focus International plc 764,871 4,410,437 (30,450) 20.1

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Vistry Group plc (312,398) (2,054,479) 351,733 (231.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.41% to 0.03%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
10/23/2025
- 09/29/2027 $813,442,008 $(20,788,731) $4,438,884 $(16,349,847)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Sierra Wireless, Inc. 251,007 7,640,653 (66,619) 0.4
Yamana Gold, Inc. 3,241,509 14,684,036 (2,100,910) 12.8
Israel
ironSource Ltd. 2,394,956 8,238,649 (413,456) 2.5
Tower Semiconductor Ltd. 312,084 13,712,971 (949,094) 5.8
Taiwan
Silicon Motion Technology Corp., ADR 240,170 15,656,682 (5,910,616) 36.2
United States
1Life Healthcare, Inc. 1,285,887 22,052,962 175,483 (1.1)
Activision Blizzard, Inc. 420,797 31,282,049 (2,341,968) 14.3
Aerie Pharmaceuticals, Inc. 615,985 9,319,853 20,081 (0.1)
Alleghany Corp. 37,985 31,883,469 132,784 (0.8)
Atlas Air Worldwide Holdings, Inc. 192,834 18,429,145 (817,997) 5.0
Avalara, Inc. 226,913 20,830,613 (21,864) 0.1
Biohaven Pharmaceutical Holding Co. Ltd. 81,833 12,370,695 677,028 (4.1)
Black Knight, Inc. 297,801 19,276,659 (1,007,799) 6.2
ChannelAdvisor Corp. 142,463 3,228,212 (19,740) 0.1
ChemoCentryx, Inc. 371,265 19,179,550 367,916 (2.3)
Covetrus, Inc. 777,243 16,228,834 119,474 (0.7)
Cowen, Inc. 165,409 6,391,404 37,962 (0.2)
Duke Realty Corp. 562,205 27,098,281 (4,800,153) 29.4
Evo Payments, Inc. 193,827 6,454,439 (20,282) 0.1
First Horizon Corp. 1,272,130 29,131,777 (840,980) 5.1
Flagstar Bancorp, Inc. 336,516 11,239,634 (4,368,595) 26.7
Forma Therapeutics Holdings, Inc. 191,538 3,821,183 (341) 0.0
Global Blood Therapeutics, Inc. 410,726 27,970,441 546,503 (3.3)
iRobot Corp. 316,446 17,825,403 (1,038,647) 6.4
LHC Group, Inc. 175,671 28,750,316 (489,769) 3.0

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Meridian Bioscience, Inc. 299,984 9,458,496 (417,686) 2.6
MoneyGram International, Inc. 1,214,200 12,627,680 (349,324) 2.1
Nielsen Holdings plc 624,370 17,307,536 476,846 (2.9)
Ping Identity Holding Corp. 559,525 15,705,867 40,151 (0.2)
PNM Resources, Inc. 374,371 17,119,986 (956,629) 5.9
Resolute Forest Products, Inc. 230,887 4,617,740 (3,983) 0.0
Rogers Corp. 57,781 13,976,068 (1,629,859) 10.0
Signify Health, Inc. 986,499 28,756,446 8,974 (0.1)
South Jersey Industries, Inc. 541,407 18,093,822 (354,066) 2.2
Spirit Airlines, Inc. 543,089 10,220,935 (3,535,187) 21.6
STORE Capital Corp. 667,488 20,912,399 (345,752) 2.1
Switch, Inc. 1,060,070 35,713,758 111,011 (0.7)
TEGNA, Inc. 801,463 16,574,255 (1,491,658) 9.1
Tenneco, Inc. 509,434 8,859,057 (943,496) 5.8
Twitter, Inc. 268,044 11,751,049 (1,508,487) 9.2
Umpqua Holdings Corp. 446,632 7,632,941 (1,073,151) 6.6
VMware, Inc. 258,972 27,570,159 (3,653,312) 22.3
Zendesk, Inc. 226,075 17,204,308 346,087 (2.1)
Short Positions
Common Stocks
South Africa
Gold Fields Ltd., ADR (1,945,137) (15,736,158) 2,439,136 (14.9)
United States
Broadcom, Inc. (29,078) (12,910,923) 2,344,940 (14.3)
Columbia Banking System, Inc. (266,103) (7,687,716) 1,159,429 (7.1)
Intercontinental Exchange, Inc. (42,884) (3,874,569) 271,954 (1.7)
New York Community Bancorp, Inc. (1,351,145) (11,525,267) 4,726,560 (28.9)
Prologis, Inc. (266,953) (27,122,425) 5,128,926 (31.4)
Unity Software, Inc. (260,811) (8,309,438) 838,641 (5.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(0.10% to 0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
10/16/2025
- 07/30/2027 $288,944,820 $2,172,034 $(3,920,444) $(1,748,410)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acropolis Infrastructure Acquisition Corp. 420,999 4,085,795 14,735 (0.8)
Aequi Acquisition Corp. 321,000 3,206,790 47,310 (2.7)
AF Acquisition Corp. 278,582 2,727,318 47,359 (2.7)
Alpha Healthcare Acquisition Corp. III 358,249 3,475,015 (3,583) 0.2
Athena Technology Acquisition Corp. II 638,232 6,286,585 12,765 (0.7)
Atlantic Coastal Acquisition Corp. 404,654 3,973,702 76,884 (4.4)
Atlantic Coastal Acquisition Corp. II 413,262 4,140,885 8,265 (0.5)
Banyan Acquisition Corp. 334,458 3,341,235 – 0.0
Big Sky Growth Partners, Inc. 332,484 3,251,694 24,936 (1.4)
Build Acquisition Corp. 305,000 2,995,100 48,800 (2.8)
BurTech Acquisition Corp. 514,142 5,141,420 5,141 (0.3)
Churchill Capital Corp. VI 1,073,397 10,552,566 (4,294) 0.2
Churchill Capital Corp. VII 1,136,651 11,173,279 22,733 (1.3)
Concord Acquisition Corp. II 286,392 2,775,138 14,320 (0.8)
Concord Acquisition Corp. III 430,468 4,317,594 47,351 (2.7)
East Resources Acquisition Co. 338,000 3,393,520 101,400 (5.8)
EG Acquisition Corp. 366,998 3,589,204 18,313 (1.0)
FTAC Zeus Acquisition Corp. 255,030 2,563,052 68,858 (3.9)
Glenfarne Merger Corp. 346,661 3,400,744 (1,733) 0.1
Golden Arrow Merger Corp. 382,886 3,763,769 30,631 (1.8)
Gores Holdings IX, Inc. 1,656,294 16,032,926 91,096 (5.2)
Graf Acquisition Corp. IV 365,000 3,558,750 (3,650) 0.2
Group Nine Acquisition Corp. 336,668 3,329,647 13,467 (0.8)
GX Acquisition Corp. II 412,998 4,053,575 64,015 (3.7)
Healthwell Acquisition Corp. I 279,200 2,705,448 25,128 (1.4)
Heartland Media Acquisition Corp. 400,846 3,992,426 – 0.0
Hennessy Capital Investment Corp. VI 697,470 6,814,282 118,570 (6.8)
IG Acquisition Corp. 265,000 2,652,650 45,050 (2.6)
IRON SPARK I, Inc. 289,000 2,861,100 (8,670) 0.5
Jackson Acquisition Co. 449,953 4,481,532 22,498 (1.3)
Kadem Sustainable Impact Corp. 303,094 2,979,414 63,650 (3.6)
Kimbell Tiger Acquisition Corp. 371,544 3,763,741 18,577 (1.1)
KnightSwan Acquisition Corp. 334,038 3,330,359 (1,670) 0.1
Landcadia Holdings IV, Inc. 329,046 3,231,232 39,486 (2.3)
M3-Brigade Acquisition II Corp. 1,225,099 12,018,344 98,130 (5.6)
M3-Brigade Acquisition III Corp. 449,013 4,521,561 71,842 (4.1)
Marblegate Acquisition Corp. 1,146,775 11,421,879 143,347 (8.2)
Nabors Energy Transition Corp. 254,188 2,554,589 25,419 (1.5)
Osiris Acquisition Corp. 408,000 3,978,000 48,960 (2.8)
Papaya Growth Opportunity Corp. I 413,288 4,145,279 24,797 (1.4)
Pine Technology Acquisition Corp. 639,999 6,297,590 118,400 (6.8)
Power & Digital Infrastructure Acquisition II Corp. 604,151 5,993,178 42,291 (2.4)
PowerUp Acquisition Corp. 452,924 4,592,649 58,880 (3.4)
Property Solutions Acquisition Corp. II 296,400 2,907,684 33,532 (1.9)
Research Alliance Corp. II 325,366 3,195,094 3,254 (0.2)
Southport Acquisition Corp. 365,972 3,667,039 25,618 (1.5)
Stratim Cloud Acquisition Corp. 444,000 4,351,200 71,040 (4.1)
Tech and Energy Transition Corp. 367,499 3,623,540 62,475 (3.6)
Thunder Bridge Capital Partners IV, Inc. 322,000 3,133,060 3,220 (0.2)
Zimmer Energy Transition Acquisition Corp. 481,998 4,713,940 14,460 (0.8)
(a) Security fair valued using significant unobservable inputs as of September 30, 2022 in accordance with procedures approved by the Board of
Trustees.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
September 30, 2022 (Unaudited)
(a) For the period ended September 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of September 30, 2022.
(c) Represents less than 0.05% of net assets.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 78.0%
AQR Diversified Arbitrage Fund,
Class R6 (a) 1,532,510 17,823,094
AQR Equity Market Neutral Fund,
Class R6 (a) 3,194,103 26,734,642
AQR Macro Opportunities Fund,
Class R6 (a) 1,524,645 17,823,094
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 1,807,616 17,823,095
AQR Style Premia Alternative
Fund, Class R6 (a) 3,205,593 26,734,642
TOTAL ALTERNATIVE FUNDS
(Cost $99,193,038) 106,938,567
ASSET ALLOCATION FUNDS - 20.0%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $29,486,364) 3,050,072 27,420,146
TOTAL INVESTMENT COMPANIES
(Cost $128,679,402) 134,358,713
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2.0%
Limited Purpose Cash Investment
Fund, 2.57% (b)
(Cost $2,759,339) 2,761,063 2,759,682
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $131,438,741) 137,118,395
LIABILITIES IN EXCESS OF OTHER
ASSETS - 0.0% (c) (7,203)
NET ASSETS - 100.0% 137,111,192
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 26,734,642 19.5%
Global Flex Allocation 27,420,146 20.0
Global Macro 17,823,094 13.0
Multi-Strategy 26,734,642 19.5
Relative Value Arbitrage 17,823,094 13.0
Systematic Trend 17,823,095 13.0
Investment Companies 2,759,682 2.0
Total Investments In Securities
At Value 137,118,395 100.0
Liabilities in Excess of Other
Assets (7,203) 0.0 ( c )
Net Assets
$ 137,111,192 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2022
Shares
Held At
9/30/2022
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 78.0%
AQR Diversified
Arbitrage Fund $ 5,060,167 $ 17,707,764 $ (4,547,015) $ (136,546) $ (261,276) $ 17,823,094 1,532,510 $ – $ –
AQR Equity Market
Neutral Fund 5,060,167 27,740,420 (5,732,387) (594,347) 260,789 26,734,642 3,194,103 – –
AQR Macro
Opportunities Fund 3,719,726 17,402,567 (6,136,290) 56,992 2,780,099 17,823,094 1,524,645 – –
AQR Managed
Futures Strategy HV
Fund 3,719,726 16,550,277 (6,451,511) (87,328) 4,091,931 17,823,095 1,807,616 – –
AQR Style Premia
Alternative Fund 4,389,946 28,467,950 (6,104,910) (751,938) 733,594 26,734,642 3,205,593 – –
(1,513,167) 7,605,137 106,938,567 – –
ASSET ALLOCATION FUNDS - 20.0%
AQR Multi-Asset
Fund 10,891,089 28,737,979 (8,630,952) (531,461) (3,046,509) 27,420,146 3,050,072 – –
TOTAL $(2,044,628) $4,558,628 $134,358,713 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
September 30, 2022 (Unaudited)
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 99.2%
COMMON STOCKS - 3.9%
Italy - 3.1%
A2A SpA (a) 214,514 208,391
Assicurazioni Generali SpA (a) 22,890 312,548
Azimut Holding SpA (a) 9,759 139,195
Buzzi Unicem SpA (a) 25,328 358,292
Enel SpA (a) 72,973 299,279
Hera SpA (a) 15,204 32,307
Italgas SpA (a) 34,455 160,000
Leonardo SpA (a) 87,397 618,805
Pirelli & C SpA (a)(b) 45,692 148,826
Poste Italiane SpA (a)(b) 16,934 127,937
Prysmian SpA (a) 10,506 300,933
Snam SpA (a) 56,695 229,157
UniCredit SpA (a) 74,978 759,083
Unipol Gruppo SpA (a) 117,248 455,388
4,150,141
—
United States - 0.8%
Stellantis NV (a) 85,722 1,012,587
Tenaris SA (a) 3,135 40,564
1,053,151
—
TOTAL COMMON STOCKS
(Cost $6,203,873) 5,203,292
SHORT-TERM INVESTMENTS - 95.3%
INVESTMENT COMPANIES - 52.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (1)(c)(d) 3,310,945 3,310,945
Limited Purpose Cash Investment
Fund, 2.57% (1)(c) 66,486,399 66,453,155
TOTAL INVESTMENT COMPANIES
(Cost $69,744,236) 69,764,100
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43.3%
U.S. Treasury Bills
1.12%, 10/6/2022 (e) $ 3,603,000 3,602,264
1.23%, 10/13/2022 (e) 605,000 604,563
1.38%, 10/27/2022 (e) 1,664,000 1,661,145
1.42%, 11/3/2022 (e) 2,035,000 2,030,334
1.39%, 11/10/2022 (e) 218,000 217,378
1.50%, 11/17/2022 (e)(f) 13,072,000 13,025,430
1.54%, 11/25/2022 (e)(f) 3,091,000 3,078,196
2.53%, 12/29/2022 (e)(f) 10,335,000 10,255,041
2.72%, 1/12/2023 (e)(f) 338,000 334,943
2.95%, 1/19/2023 (e)(f) 1,601,000 1,584,840
3.16%, 2/23/2023 (e) 5,336,000 5,261,065
3.38%, 3/9/2023 (e) 3,782,000 3,720,575
3.53%, 3/16/2023 (e)(f) 6,197,000 6,092,790
3.85%, 3/23/2023 (e)(f) 2,601,000 2,555,751
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.3% (continued)
3.93%, 3/30/2023 (e) $ 4,007,000 3,931,264
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $58,020,531) 57,955,579
TOTAL SHORT-TERM INVESTMENTS
(Cost $127,764,767) 127,719,679
TOTAL LONG POSITIONS
(Cost $133,968,640) 132,922,971
SHARES
SHORT POSITIONS - (3.4)%
COMMON STOCKS - (3.4)%
Italy - (3.1)%
Amplifon SpA (2,639) (68,757)
Banca Generali SpA (10,531) (292,063)
Banco BPM SpA (5,209) (13,621)
Brembo SpA (7,780) (64,180)
Davide Campari-Milano NV (7,162) (63,366)
DiaSorin SpA (2,738) (305,540)
Ferrari NV (2,755) (510,187)
FinecoBank Banca Fineco SpA (49,778) (614,783)
Infrastrutture Wireless Italiane SpA
(b) (33,573) (292,909)
Interpump Group SpA (3,461) (111,936)
Intesa Sanpaolo SpA (210,303) (347,634)
Mediobanca Banca di Credito
Finanziario SpA (36,192) (283,192)
Moncler SpA (1,403) (57,277)
Nexi SpA (b) (54,621) (441,235)
Recordati Industria Chimica e
Farmaceutica SpA (6,285) (230,022)
Reply SpA (102) (10,624)
Salvatore Ferragamo SpA (4,348) (61,014)
Telecom Italia SpA (233,422) (43,175)
Terna - Rete Elettrica Nazionale (45,683) (278,234)
(4,089,749)
—
United Kingdom - (0.3)%
CNH Industrial NV (39,046) (437,013)
TOTAL COMMON STOCKS
(Proceeds $(6,208,206)) (4,526,762)
TOTAL SHORT POSITIONS
(Proceeds $(6,208,206)) (4,526,762)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.8%
(Cost $127,760,434) 128,396,209
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.2% (g) 5,544,980
NET ASSETS - 100.0% 133,941,189

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (336,084) (0.3) %
Consumer Discretionary 468,755 0.3
Consumer Staples (63,366) 0.0 (h)
Energy 40,564 0.0 (h)
Financials 242,858 0.2
Health Care (604,320) (0.5)
Industrials 370,790 0.3
Information Technology (451,859) (0.3)
Materials 358,292 0.3
Utilities 650,900 0.5
Investment Companies 69,764,100 52.0
U.S. Treasury Obligations 57,955,579 43.3
Total Investments In Securities
At Value 128,396,209 95.8
Other Assets in Excess of
Liabilities (g) 5,544,980 4.2
Net Assets
$ 133,941,189 100.0%
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,912,255. In addition,
$515,580 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $(457,381), which represents
(0.34)% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) The rate shown was the effective yield at the date of purchase.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(h) Represents less than 0.05% of net assets.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 114 CAD 149 CITI 12/21/2022 $ 6
USD 111 CAD 145 JPMC 12/21/2022 6
USD 272 DKK 2,000 CITI 12/21/2022 6
USD 272 DKK 2,000 JPMC 12/21/2022 6
USD 543,751 EUR 541,502 CITI 12/21/2022 9,689
USD 543,746 EUR 541,498 JPMC 12/21/2022 9,689
USD 25,540 HKD 200,000 CITI 12/21/2022 26
USD 25,540 HKD 200,000 JPMC 12/21/2022 26
USD 153 NOK 1,504 CITI 12/21/2022 14
USD 152 NOK 1,496 JPMC 12/21/2022 14
Total unrealized appreciation 19,482
CHF 501 USD 522 CITI 12/21/2022 (10)
CHF 499 USD 520 JPMC 12/21/2022 (10)
EUR 55,500 USD 55,232 CITI 12/21/2022 (494)
EUR 55,500 USD 55,232 JPMC 12/21/2022 (494)
SEK 500 USD 47 CITI 12/21/2022 (1)
SEK 500 USD 47 JPMC 12/21/2022 (1)
SGD 193,504 USD 138,128 CITI 12/21/2022 (3,254)
SGD 193,496 USD 138,123 JPMC 12/21/2022 (3,254)
Total unrealized depreciation (7,518)
Net unrealized appreciation $ 11,964
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-0.20% to 0.00%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
59-61 months
maturity
08/09/2027 $789,231 $96,993 $1,296 $98,289

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-6.25% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
04/23/2025
- 09/23/2027 $11,544,594 $67,840 $(16,268) $51,572
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 1,239 7,712 (711) (1.4)
Switzerland
ABB Ltd. (Registered) 12,471 321,994 (9,909) (19.2)
Baloise Holding AG (Registered) 484 61,843 (7,174) (13.9)
Barry Callebaut AG (Registered) 224 422,243 (18,628) (36.1)
Belimo Holding AG (Registered) 71 26,114 1,468 2.8
Bucher Industries AG (Registered) 603 188,120 (13,919) (27.0)
Chocoladefabriken Lindt & Spruengli AG 1 9,664 (278) (0.5)
DKSH Holding AG 4,804 348,562 3,611 7.0
dormakaba Holding AG 142 47,916 (1,735) (3.4)
Galenica AG 3,410 246,934 9,509 18.4
Georg Fischer AG (Registered) 1,181 56,265 (4,538) (8.8)
Helvetia Holding AG (Registered) 1,950 182,726 (22,215) (43.1)
Kuehne + Nagel International AG (Registered) 727 148,040 (9,414) (18.3)
Lonza Group AG (Registered) 116 56,479 1,445 2.8
Novartis AG (Registered) 14,364 1,095,068 (35,768) (69.4)
OC Oerlikon Corp. AG (Registered) 13,869 88,779 (5,396) (10.5)
Sonova Holding AG (Registered) 717 157,784 (6,477) (12.6)
Stadler Rail AG 1,963 53,913 (5,970) (11.6)
Sulzer AG (Registered) 410 23,586 (243) (0.5)
Swatch Group AG (The) 1,382 310,395 (6,987) (13.5)
Swisscom AG (Registered) 209 97,862 (7,474) (14.5)
Temenos AG (Registered) 7,372 496,998 (60,068) (116.5)
UBS Group AG (Registered) 42,031 609,784 (62,618) (121.4)
United States
Roche Holding AG 1,199 390,314 (847) (1.6)
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (619) (17,084) 1,711 3.3
Alcon, Inc. (3,495) (203,009) 24,324 47.2
Bachem Holding AG (6,559) (412,510) (75,487) (146.4)
Cie Financiere Richemont SA (Registered) (2,595) (244,956) 21,855 42.4
Credit Suisse Group AG (Registered) (98,412) (389,277) 110,014 213.3
Dufry AG (Registered) (3,837) (116,489) 16,894 32.8

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
EMS-Chemie Holding AG (Registered) (330) (208,314) 716 1.4
Flughafen Zurich AG (Registered) (715) (105,681) 7,362 14.3
Geberit AG (Registered) (429) (183,950) 2,809 5.4
Givaudan SA (Registered) (126) (380,647) (6,746) (13.1)
Holcim AG (4,722) (193,510) 18,254 35.4
Idorsia Ltd. (18,029) (233,342) 18,995 36.8
Julius Baer Group Ltd. (972) (42,417) 5,069 9.8
Logitech International SA (Registered) (7,822) (357,603) 11,895 23.1
Partners Group Holding AG (233) (187,515) 24,351 47.2
Schindler Holding AG (440) (68,288) 3,819 7.4
SGS SA (Registered) (50) (106,987) 4,592 8.9
SIG Group AG (45,273) (919,228) 84,698 164.2
Sika AG (Registered) (2,073) (416,656) 16,348 31.7
Straumann Holding AG (Registered) (2,548) (233,041) 9,545 18.5
Swiss Life Holding AG (Registered) (83) (36,670) 5,339 10.4
Tecan Group AG (Registered) (1,123) (385,239) (7,149) (13.9)
VAT Group AG (674) (136,774) 14,051 27.2
Zurich Insurance Group AG (35) (13,953) 1,289 2.5
United States
Nestle SA (Registered) (3,499) (378,442) 3,976 7.7
Swiss Re AG (1,528) (112,696) 13,170 25.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.90% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
32-62 months
maturity
ranging from
04/24/2025
- 09/23/2027 $5,740,232 $(65,285) $(66,647) $(131,932)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 392 712,354 (60,426) 45.8
Carlsberg A/S 4,257 497,799 (26,183) 19.8
DSV A/S 2,048 239,918 (23,369) 17.7
Genmab A/S 723 232,592 (14,740) 11.2
H Lundbeck A/S 33,726 108,093 (9,713) 7.4
H Lundbeck A/S 7,192 21,467 (2,436) 1.8
ISS A/S 27,425 422,789 (58,364) 44.2
Novo Nordisk A/S 4,414 439,713 5,208 (3.9)
Pandora A/S 14,062 657,627 (114,294) 86.6

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (10,766) (93,546) (964) 0.7
Chr Hansen Holding A/S (2,851) (140,438) 3,869 (2.9)
Coloplast A/S (5,075) (515,744) 48,363 (36.7)
Demant A/S (365) (9,023) 900 (0.7)
GN Store Nord A/S (10,305) (180,507) 70,104 (53.1)
Novozymes A/S (4,853) (243,874) 6,090 (4.6)
Orsted A/S (1,430) (113,972) 17,181 (13.0)
ROCKWOOL A/S (366) (57,732) 3,151 (2.4)
Royal Unibrew A/S (1,993) (129,138) 7,888 (6.0)
SimCorp A/S (1,668) (93,878) 7,611 (5.8)
Tryg A/S (13,731) (283,461) 16,262 (12.3)
Vestas Wind Systems A/S (29,684) (546,567) 58,577 (44.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
04/23/2025
- 09/23/2027 $21,666,970 $(5,881) $48,275 $42,394
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Etablissements Franz Colruyt NV 8,110 178,269 (61,846) (145.9)
Proximus SADP 25,298 262,291 (22,956) (54.1)
Solvay SA 1,871 144,857 (6,018) (14.2)
Finland
Fortum OYJ 35,851 481,732 93,482 220.5
Kesko OYJ 13,874 258,847 (22,290) (52.6)
Metso Outotec OYJ 46,737 309,940 (43,003) (101.4)
Nokia OYJ 113,031 485,249 (23,093) (54.5)
Luxembourg
ArcelorMittal SA 18,685 371,800 (34,322) (81.0)
Netherlands
Aalberts NV 9,244 301,475 (20,140) (47.5)
Aegon NV 133,145 529,251 (80,653) (190.2)
ASR Nederland NV 12,639 485,880 (35,359) (83.4)
Heineken NV 4,556 397,880 (6,569) (15.5)
NN Group NV 11,674 454,048 (23,504) (55.4)
OCI NV 14,998 549,100 (2,692) (6.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
Randstad NV 6,420 277,093 (20,830) (49.1)
Wolters Kluwer NV 2,914 283,747 (3,444) (8.1)
Spain
Acerinox SA 44,515 354,001 (25,959) (61.2)
Banco de Sabadell SA 851,141 567,595 (62,700) (147.9)
Banco Santander SA 274,500 638,734 (70,429) (166.1)
Enagas SA 15,407 238,484 (21,531) (50.8)
Endesa SA 17,182 258,066 (36,620) (86.4)
Industria de Diseno Textil SA 26,670 550,379 (37,463) (88.4)
Mapfre SA 223,690 346,434 (29,760) (70.2)
Red Electrica Corp. SA 36,841 565,347 (73,368) (173.1)
Repsol SA 107,713 1,237,649 (37,756) (89.1)
Short Positions
Common Stocks
Belgium
D'ieteren Group (1,376) (193,879) 11,775 27.8
Umicore SA (7,386) (216,833) 7,276 17.2
China
Prosus NV (9,701) (504,710) 38,166 90.0
Finland
Huhtamaki OYJ (7,404) (235,469) 6,239 14.7
Neste OYJ (4,515) (196,807) (4,809) (11.3)
Orion OYJ (3,587) (151,039) 3,921 9.2
UPM-Kymmene OYJ (14,956) (474,620) 35,172 83.0
Valmet OYJ (14,596) (295,076) 31,940 75.3
Luxembourg
Aperam SA (6,304) (148,763) 12,921 30.5
Netherlands
Adyen NV (441) (549,998) 18,520 43.7
Akzo Nobel NV (3,582) (202,992) 11,994 28.3
Argenx SE (804) (286,125) (2,380) (5.6)
ASML Holding NV (1,076) (445,764) 46,808 110.4
Koninklijke DSM NV (5,580) (634,951) 73 0.2
Koninklijke KPN NV (86,676) (234,577) 26,804 63.2
Koninklijke Philips NV (14,307) (220,278) 29,791 70.3
Spain
Acciona SA (3,013) (529,553) 58,669 138.4
Amadeus IT Group SA (3,331) (154,434) 13,103 30.9
Bankinter SA (58,368) (327,729) 10,229 24.1
CaixaBank SA (271,750) (875,273) 68,329 161.2
Cellnex Telecom SA (31,317) (966,023) 98,077 231.3
Ferrovial SA (30,727) (697,461) 53,884 127.1
Fluidra SA (16,013) (240,116) 1,251 3.0
Grifols SA (33,835) (292,312) 95,162 224.5
Iberdrola SA (28,711) (267,707) 28,167 66.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
04/24/2025
- 09/23/2027 $3,129,355 $74,388 $10,166 $84,554
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 11,749 412,333 (28,234) (33.4)
Norway
Equinor ASA 21,675 714,814 9,732 11.5
Leroy Seafood Group ASA 36,479 143,882 (73,381) (86.8)
Norsk Hydro ASA 84,288 452,283 (44,535) (52.7)
Orkla ASA 7,247 52,681 (2,015) (2.4)
Telenor ASA 15,677 143,478 (3,645) (4.3)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (3,374) (134,285) 33,198 39.3
France
Adevinta ASA (22,142) (131,915) 18,362 21.7
Norway
Gjensidige Forsikring ASA (472) (8,099) 532 0.6
Kongsberg Gruppen ASA (7,570) (229,731) (9,191) (10.9)
Mowi ASA (2,436) (30,985) 11,265 13.3
Salmar ASA (6,629) (223,439) 150,368 177.8
Schibsted ASA (5,898) (79,588) 7,296 8.6
TOMRA Systems ASA (8,824) (155,686) (1,785) (2.1)
United Kingdom
Subsea 7 SA (27,366) (216,156) 6,421 7.6

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-6.00% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
32-61 months
maturity
ranging from
04/23/2025
- 09/23/2027 $11,366,169 $(76,480) $30,063 $(46,417)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 35,949 412,882 (18,367) 39.6
Finland
Nordea Bank Abp 27,593 236,147 (10,137) 21.8
Sweden
Assa Abloy AB 2,268 42,493 (355) 0.8
BillerudKorsnas AB 14,352 168,496 (1,658) 3.6
Boliden AB 15,122 467,208 (924) 2.0
Elekta AB 56,699 287,975 (4,163) 9.0
Essity AB 22,311 440,794 (24,019) 51.7
Evolution AB 1,897 149,953 7,952 (17.1)
Getinge AB 12,267 209,780 3,020 (6.5)
H & M Hennes & Mauritz AB 7,327 67,739 (4,834) 10.4
Husqvarna AB 8,511 47,180 (3,053) 6.6
Saab AB 9,282 289,198 3,904 (8.4)
Sandvik AB 10,659 145,299 (3,337) 7.2
Skanska AB 18,416 229,201 (30,420) 65.5
SSAB AB 207,837 885,693 (50,708) 109.2
Svenska Handelsbanken AB 29,752 244,234 (2,036) 4.4
Swedbank AB 30,870 405,192 (6,217) 13.4
Swedish Orphan Biovitrum AB 5,117 98,896 (884) 1.9
Telefonaktiebolaget LM Ericsson 102,485 599,071 (67,777) 146.0
Telia Co. AB 104,553 301,121 (31,070) 66.9
Trelleborg AB 2,542 47,690 (1,579) 3.4
United States
Sinch AB 59,102 78,352 (5,847) 12.6
Short Positions
Common Stocks
Sweden
AAK AB (12,131) (160,394) 10,351 (22.3)
Alfa Laval AB (10,275) (254,789) 566 (1.2)
Atlas Copco AB (30,545) (283,896) 5,370 (11.6)
Axfood AB (1,775) (40,668) 11,794 (25.4)
Beijer Ref AB (21,581) (265,365) (6,763) 14.6
Electrolux AB (9,418) (97,885) 4,055 (8.7)
Embracer Group AB (99,984) (592,624) (46,019) 99.1

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Epiroc AB (13,378) (191,379) 1,498 (3.2)
EQT AB (22,998) (444,371) 60,034 (129.3)
Hexagon AB (76,703) (716,340) 35,829 (77.2)
Hexpol AB (3,206) (26,295) 1,092 (2.4)
Holmen AB (7,641) (289,951) 14,480 (31.2)
Indutrade AB (18,745) (304,043) 3,450 (7.4)
Lifco AB (13,989) (194,070) 3,835 (8.3)
Nibe Industrier AB (67,627) (603,248) 42,716 (92.0)
Securitas AB (2,211) (15,349) (178) 0.4
Skandinaviska Enskilda Banken AB (18,483) (176,157) 4,982 (10.7)
SKF AB (36,139) (484,140) 3,351 (7.2)
Svenska Cellulosa AB SCA (3,535) (44,854) 3,755 (8.1)
Sweco AB (9,688) (81,265) 5,683 (12.2)
Tele2 AB (25,936) (223,817) 14,784 (31.8)
Volvo AB (1,461) (20,675) 1,364 (2.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
10/25/2022
- 11/27/2023 $18,837,743 $100,375 $(337,157) $(236,782)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 16,662 200,110 12,665 (5.3)
Atco Ltd. 15,092 463,789 (17,809) 7.5
Bank of Montreal 2,670 234,015 (2,242) 0.9
Bank of Nova Scotia (The) 4,895 232,817 (5,670) 2.4
Barrick Gold Corp. 13,677 211,984 19,109 (8.1)
Canadian Tire Corp. Ltd. 2,294 244,205 (531) 0.2
Capital Power Corp. 9,210 312,701 (18,269) 7.7
CI Financial Corp. 20,714 198,540 (3,299) 1.4
Empire Co. Ltd. 10,978 273,069 (7,788) 3.3
Fairfax Financial Holdings Ltd. 661 301,892 (1,751) 0.7
Finning International, Inc. 17,232 302,887 5,489 (2.3)
George Weston Ltd. 2,297 240,500 (2,810) 1.2
iA Financial Corp., Inc. 4,563 231,858 4,426 (1.9)
Imperial Oil Ltd. 11,763 509,317 37,128 (15.7)
Loblaw Cos. Ltd. 3,132 248,002 (7,165) 3.0
Manulife Financial Corp. 24,361 382,341 1,940 (0.8)
MEG Energy Corp. 19,188 214,751 19,030 (8.0)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Onex Corp. 7,743 355,157 6,839 (2.9)
Open Text Corp. 9,734 257,276 (3,030) 1.3
Suncor Energy, Inc. 17,640 496,758 29,499 (12.5)
Teck Resources Ltd. 10,174 309,415 20,181 (8.5)
Toromont Industries Ltd. 3,148 219,142 (1,846) 0.8
West Fraser Timber Co. Ltd. 5,636 407,721 13,383 (5.7)
Whitecap Resources, Inc. 56,108 355,003 29,245 (12.4)
Chile
Lundin Mining Corp. 49,385 249,544 25,026 (10.6)
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (8,503) (275,339) (29,608) 12.5
Canada
Agnico Eagle Mines Ltd. (5,630) (237,859) (27,837) 11.8
Algonquin Power & Utilities Corp. (18,600) (203,188) 17,370 (7.3)
BCE, Inc. (8,305) (348,229) 18,097 (7.6)
Brookfield Asset Management, Inc. (11,938) (488,375) 18,408 (7.8)
CAE, Inc. (20,137) (308,903) 1,749 (0.7)
Cameco Corp. (10,582) (280,838) (16,470) 7.0
Canadian Pacific Railway Ltd. (9,092) (606,923) 13,427 (5.7)
Dollarama, Inc. (3,512) (201,616) (7,602) 3.2
Element Fleet Management Corp. (33,415) (394,299) (9,918) 4.2
Enbridge, Inc. (7,085) (262,709) (410) 0.2
Franco-Nevada Corp. (3,189) (380,921) (27,219) 11.5
GFL Environmental, Inc. (9,231) (233,289) 3,208 (1.4)
Innergex Renewable Energy, Inc. (17,371) (218,686) 6,916 (2.9)
Intact Financial Corp. (2,082) (294,647) 196 (0.1)
Lightspeed Commerce, Inc. (10,981) (193,252) (15,660) 6.6
Metro, Inc. (4,114) (206,005) 1,906 (0.8)
Rogers Communications, Inc. (5,336) (205,544) 5,138 (2.2)
Royal Bank of Canada (2,753) (247,867) (957) 0.4
Saputo, Inc. (8,671) (206,708) (1,004) 0.4
Thomson Reuters Corp. (2,066) (212,082) 658 (0.3)
TMX Group Ltd. (2,617) (240,718) (2,292) 1.0
Toronto-Dominion Bank (The) (4,049) (248,330) 645 (0.3)
United States
Brookfield Renewable Corp. (9,472) (309,528) 16,663 (7.0)
BRP, Inc. (4,681) (288,346) (1,999) 0.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
08/25/2023
- 09/23/2024 $2,505,721 $(52,957) $(374) $(53,331)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 57,000 151,642 (1,548) 2.9
Yangzijiang Shipbuilding Holdings Ltd. 877,016 626,113 (51,685) 96.9
Singapore
City Developments Ltd. 13,962 73,582 (2,730) 5.1
Genting Singapore Ltd. 338,919 184,180 119 (0.2)
Oversea-Chinese Banking Corp. Ltd. 33,800 276,953 (4,037) 7.6
Singapore Airlines Ltd. 50,200 177,422 (3,280) 6.2
Singapore Telecommunications Ltd. 34,900 64,399 248 (0.5)
United Overseas Bank Ltd. 2,600 47,093 (1,477) 2.8
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (27,035) (625,411) (664) 1.2
Keppel Corp. Ltd. (28,200) (135,695) 1,942 (3.6)
SATS Ltd. (14,100) (29,461) 8,826 (16.5)
Singapore Technologies Engineering Ltd. (19,306) (47,965) 695 (1.3)
UOL Group Ltd. (6,400) (29,444) 188 (0.4)
Venture Corp. Ltd. (3,200) (36,361) 446 (0.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the RBACR
plus or minus a specified
spread (-0.50% to 0.45%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
10-24 months
maturity
07/20/2023 $13,857,151 $51,794 $74,187 $125,981
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 10,159 214,219 (9,125) (7.2)
Aurizon Holdings Ltd. 213,161 471,438 (22,143) (17.6)
Australia & New Zealand Banking Group Ltd. 23,062 337,600 (9,948) (7.9)
BHP Group Ltd. 33,058 821,760 22,247 17.7
BlueScope Steel Ltd. 60,176 584,408 (28,763) (22.8)
Cochlear Ltd. 1,829 227,194 (19,176) (15.2)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Coles Group Ltd. 16,864 177,787 (2,573) (2.0)
Computershare Ltd. 6,605 105,350 (187) (0.1)
Harvey Norman Holdings Ltd. 107,962 279,291 (12,823) (10.2)
Incitec Pivot Ltd. 175,969 400,131 (24,215) (19.2)
JB Hi-Fi Ltd. 22,247 538,389 (42,634) (33.8)
Origin Energy Ltd. 79,611 264,147 (29,171) (23.2)
Qantas Airways Ltd. 38,130 122,364 (5,683) (4.5)
Qube Holdings Ltd. 104,547 165,993 (13,826) (11.0)
Ramsay Health Care Ltd. 2,678 98,303 (8,330) (6.6)
Santos Ltd. 74,846 345,754 (23,556) (18.7)
Sonic Healthcare Ltd. 25,116 489,893 (2,489) (2.0)
South32 Ltd. 201,924 479,349 (25,669) (20.4)
Suncorp Group Ltd. 32,066 206,920 (6,658) (5.3)
Telstra Corp. Ltd. 171,845 424,325 7,161 5.7
Westpac Banking Corp. 13,978 184,929 (7,750) (6.2)
Short Positions
Common Stocks
Australia
Allkem Ltd. (12,364) (109,341) 11,977 9.5
Alumina Ltd. (197,378) (159,787) 17,190 13.6
APA Group (23,313) (143,444) 11,494 9.1
carsales.com Ltd. (11,819) (140,980) 13,789 10.9
Cleanaway Waste Management Ltd. (85,825) (149,624) 1,348 1.1
Commonwealth Bank of Australia (9,275) (539,573) 22,022 17.5
CSL Ltd. (3,061) (556,695) (2,629) (2.1)
Domino's Pizza Enterprises Ltd. (7,438) (245,056) 33,889 26.9
Endeavour Group Ltd. (27,740) (124,667) 1,305 1.0
Evolution Mining Ltd. (67,401) (87,930) 452 0.4
Fortescue Metals Group Ltd. (14,526) (155,942) 3,217 2.6
IDP Education Ltd. (26,060) (437,768) 22,804 18.1
IGO Ltd. (22,059) (194,042) 7,308 5.8
Insurance Australia Group Ltd. (65,160) (192,760) (5,619) (4.5)
Lendlease Corp. Ltd. (46,265) (264,503) 24,032 19.1
Lynas Rare Earths Ltd. (46,276) (223,163) 6,537 5.2
Macquarie Group Ltd. (2,683) (261,754) 34,988 27.8
Medibank Pvt Ltd. (79,845) (178,466) 1,736 1.4
Mineral Resources Ltd. (6,807) (285,720) 10,359 8.2
OZ Minerals Ltd. (22,006) (364,052) 3,758 3.0
Pilbara Minerals Ltd. (33,355) (96,237) 5,107 4.1
Pro Medicus Ltd. (6,336) (202,320) 16,978 13.5
REA Group Ltd. (3,681) (267,927) 21,424 17.0
Reece Ltd. (27,800) (249,815) 7,317 5.8
Transurban Group (15,137) (119,543) 7,795 6.2
Washington H Soul Pattinson & Co. Ltd. (11,318) (194,578) (12,358) (9.8)
Wesfarmers Ltd. (11,349) (310,265) 19,521 15.5
Woodside Energy Group Ltd. (4,536) (92,677) 1,417 1.1
Worley Ltd. (21,941) (178,878) 14,518 11.5

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.25% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
11-24 months
maturity
08/21/2023 $32,838,641 $(320,869) $(10,533) $(331,402)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 332,710 419,003 (32,280) 9.7
Atos SE 37,414 295,771 (19,054) 5.7
Capgemini SE 1,867 298,908 (8,582) 2.6
Cie de Saint-Gobain 30,000 1,072,668 (119,037) 35.9
Eiffage SA 7,956 638,016 (55,474) 16.7
Engie SA 31,886 367,004 (35,494) 10.7
Ipsen SA 4,871 450,812 (23,706) 7.2
La Francaise des Jeux SAEM 9,377 278,159 (10,037) 3.0
Orange SA 51,972 470,063 (41,530) 12.5
Publicis Groupe SA 6,880 325,993 (16,943) 5.1
Renault SA 13,255 358,628 (43,953) 13.3
Rexel SA 27,859 417,516 (37,628) 11.4
Rubis SCA 13,143 273,508 (23,523) 7.1
Sanofi 7,852 597,902 (19,308) 5.8
Thales SA 3,775 415,982 (8,757) 2.6
TotalEnergies SE 6,518 305,789 (9,137) 2.8
Germany
Bayer AG (Registered) 10,179 468,993 (53,945) 16.3
Bayerische Motoren Werke AG 6,480 439,199 (41,551) 12.5
Covestro AG 12,243 350,048 (11,355) 3.4
Deutsche Bank AG (Registered) 94,514 699,780 (142,677) 43.1
GEA Group AG 13,512 437,288 7,042 (2.1)
HUGO BOSS AG 9,189 427,848 (57,378) 17.3
ProSiebenSat.1 Media SE 39,196 277,702 (12,862) 3.9
TeamViewer AG 45,929 354,458 (67,323) 20.3
Luxembourg
SES SA 49,945 273,558 (52,259) 15.8
Singapore
STMicroelectronics NV 14,502 450,683 (58,792) 17.7

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Aeroports de Paris (3,960) (457,620) 47,880 (14.4)
Air Liquide SA (7,129) (814,838) 32,518 (9.8)
Airbus SE (5,830) (502,548) 31,339 (9.5)
Alstom SA (18,470) (298,766) 49,598 (15.0)
Cie Generale des Etablissements Michelin SCA (25,147) (563,436) 35,815 (10.8)
EssilorLuxottica SA (5,721) (777,614) 34,607 (10.4)
Hermes International (259) (304,615) 11,125 (3.4)
L'Oreal SA (2,168) (693,201) 15,571 (4.7)
LVMH Moet Hennessy Louis Vuitton SE (809) (476,966) 31,258 (9.4)
Pernod Ricard SA (1,674) (307,102) 2,726 (0.8)
Remy Cointreau SA (1,782) (295,720) 11,418 (3.4)
Sartorius Stedim Biotech (1,154) (353,974) 24,903 (7.5)
Worldline SA (10,302) (407,194) 31,397 (9.5)
Germany
adidas AG (3,216) (369,715) 61,141 (18.4)
Allianz SE (Registered) (1,834) (288,918) 24,011 (7.2)
Deutsche Telekom AG (Registered) (35,011) (595,946) 55,512 (16.8)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (1,258) (302,827) 13,058 (3.9)
SAP SE (3,587) (292,323) 2,183 (0.7)
Sartorius AG (Preference) (1,735) (600,144) 38,868 (11.7)
Siemens AG (Registered) (6,043) (590,660) 7,506 (2.3)
Siemens Healthineers AG (11,346) (486,692) 7,093 (2.1)
Symrise AG (3,538) (344,999) (754) 0.2
South Korea
Delivery Hero SE (12,223) (446,472) 59,767 (18.0)
United States
Schneider Electric SE (8,313) (938,960) 25,359 (7.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
10-24 months
maturity
07/19/2023 $22,674,170 $(488,993) $112,570 $(376,423)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 8,670 469,098 9,856 (2.6)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Jordan
Hikma Pharmaceuticals plc 21,719 327,370 28,849 (7.7)
Netherlands
Shell plc 40,889 1,014,372 (38,286) 10.2
Nigeria
Airtel Africa plc 237,811 341,092 (17,371) 4.6
South Africa
Anglo American plc 7,981 239,636 (7,917) 2.1
United Kingdom
abrdn plc 169,521 259,318 (10,277) 2.7
Associated British Foods plc 42,240 590,203 (32,730) 8.7
BAE Systems plc 33,206 291,762 5,608 (1.5)
Barclays plc 273,917 435,839 (83,034) 22.1
Barratt Developments plc 134,327 507,678 (99,741) 26.5
BP plc 90,146 430,753 (25,324) 6.7
British American Tobacco plc 10,477 375,679 (31,454) 8.4
Burberry Group plc 9,755 194,861 7,231 (1.9)
Centrica plc 574,757 451,014 (59,687) 15.9
DS Smith plc 87,091 246,298 (7,767) 2.1
Howden Joinery Group plc 46,091 257,489 (29,571) 7.9
Imperial Brands plc 34,359 706,520 (27,614) 7.3
Inchcape plc 34,841 263,816 (18,450) 4.9
InterContinental Hotels Group plc 10,992 529,395 (40,691) 10.8
Intertek Group plc 5,549 227,670 (9,585) 2.5
JD Sports Fashion plc 169,317 186,533 (45,811) 12.2
Man Group plc 116,666 288,874 (27,015) 7.2
Marks & Spencer Group plc 274,630 299,570 (43,098) 11.4
Pearson plc 19,876 189,808 (6,939) 1.8
Royal Mail plc 166,250 338,404 (59,606) 15.8
Smiths Group plc 18,751 312,335 (246) 0.1
Vodafone Group plc 344,552 385,623 (23,631) 6.3
United States
GSK plc 30,937 446,814 (6,594) 1.8
Short Positions
Common Stocks
Chile
Antofagasta plc (37,458) (459,002) 1,538 (0.4)
Hong Kong
Prudential plc (25,949) (253,979) 22,369 (5.9)
United Kingdom
Admiral Group plc (11,008) (233,850) 30,683 (8.2)
Ashtead Group plc (4,097) (183,996) 3,147 (0.8)
AstraZeneca plc (5,962) (655,400) 15,365 (4.1)
AVEVA Group plc (20,720) (714,887) (9,735) 2.6
B&M European Value Retail SA (89,156) (303,241) 27,256 (7.2)
Berkeley Group Holdings plc (9,304) (339,926) 24,395 (6.5)
Compass Group plc (13,867) (276,126) 10,468 (2.8)
ConvaTec Group plc (121,538) (276,204) 18,272 (4.9)
Croda International plc (3,591) (256,484) 3,494 (0.9)
Experian plc (10,587) (309,909) (1,974) 0.5
Halma plc (9,856) (221,685) 2,261 (0.6)
Informa plc (39,692) (226,876) 13,860 (3.7)
Ocado Group plc (36,133) (187,511) 57,137 (15.2)
Pennon Group plc (42,090) (367,245) 56,421 (15.0)
Rentokil Initial plc (55,435) (293,832) 22,828 (6.1)
Severn Trent plc (8,190) (214,100) 24,756 (6.6)
Tate & Lyle plc (27,673) (208,650) 3,869 (1.0)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
United Utilities Group plc (35,110) (346,682) 47,495 (12.6)
Weir Group plc (The) (12,159) (188,236) 13,301 (3.5)
Whitbread plc (8,094) (205,171) 28,521 (7.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
10-24 months
maturity
07/20/2023 $8,447,608 $(231,508) $(1,248) $(232,756)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 38,500 128,040 (1,086) 0.5
SITC International Holdings Co. Ltd. 104,000 190,729 (23,697) 10.2
Xinyi Glass Holdings Ltd. 78,000 112,802 (18,562) 8.0
Hong Kong
ASMPT Ltd. 43,600 264,301 (44,876) 19.3
CK Asset Holdings Ltd. 44,228 265,518 (33,950) 14.6
CLP Holdings Ltd. 21,000 158,712 (17,321) 7.4
Hang Lung Properties Ltd. 1,000 1,642 (85) 0.0
Henderson Land Development Co. Ltd. 72,000 201,615 (26,247) 11.3
HKT Trust & HKT Ltd. 55,000 64,417 (7,472) 3.2
Man Wah Holdings Ltd. 568,400 359,919 (43,163) 18.5
New World Development Co. Ltd. 101,250 287,559 (49,741) 21.4
Sino Land Co. Ltd. 154,000 202,560 (22,270) 9.6
Sun Hung Kai Properties Ltd. 56,500 623,549 (62,398) 26.8
Swire Pacific Ltd. 9,500 71,008 3,355 (1.4)
Swire Properties Ltd. 9,200 19,792 (2,078) 0.9
WH Group Ltd. 738,000 464,157 (33,193) 14.3
United Kingdom
CK Hutchison Holdings Ltd. 148,500 817,678 (94,141) 40.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (102,200) (266,135) 26,808 (11.5)
Chow Tai Fook Jewellery Group Ltd. (51,200) (96,224) 4,448 (1.9)
ESR Group Ltd. (120,800) (303,857) 32,398 (13.9)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
AIA Group Ltd. (71,600) (596,135) 53,305 (22.9)
Hang Seng Bank Ltd. (15,300) (232,445) 4,374 (1.9)
Hong Kong & China Gas Co. Ltd. (118,000) (103,940) 6,196 (2.7)
MTR Corp. Ltd. (33,504) (153,678) 17,478 (7.5)
Power Assets Holdings Ltd. (23,500) (117,800) 13,327 (5.7)
Techtronic Industries Co. Ltd. (70,000) (667,949) 102,532 (44.1)
Wharf Real Estate Investment Co. Ltd. (155,000) (702,675) 50,639 (21.8)
Macau
Galaxy Entertainment Group Ltd. (106,000) (623,057) (39,018) 16.8
Sands China Ltd. (78,800) (196,230) (16,538) 7.1
Wynn Macau Ltd. (240,800) (153,485) (10,532) 4.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-1.13% to 0.28%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
10-24 months
maturity
07/20/2023 $105,037,517 $(506,771) $213,489 $(293,282)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 20,100 625,750 (35,744) 12.2
Dai-ichi Life Holdings, Inc. 70,100 1,114,613 (74,087) 25.3
Dentsu Group, Inc. 27,000 767,543 (27,075) 9.2
Fujitsu Ltd. 6,100 668,877 (6,809) 2.3
Fukuoka Financial Group, Inc. 35,800 637,569 (22,133) 7.5
Hino Motors Ltd. 187,100 773,545 (78,379) 26.7
Inpex Corp. 67,300 627,713 (73,105) 24.9
Japan Post Holdings Co. Ltd. 105,600 699,622 (28,991) 9.9
Japan Tobacco, Inc. 62,000 1,018,831 (15,074) 5.1
Lawson, Inc. 24,500 801,536 2,531 (0.9)
Mazda Motor Corp. 165,400 1,098,281 (279,958) 95.5
Mitsubishi HC Capital, Inc. 156,600 673,102 (63,750) 21.7
Mizuho Financial Group, Inc. 188,130 2,036,438 (134,344) 45.8
NH Foods Ltd. 27,500 724,860 (16,177) 5.5
NIPPON EXPRESS HOLDINGS, Inc. 19,600 996,248 15,582 (5.3)
SCREEN Holdings Co. Ltd. 17,700 960,383 (141,511) 48.3
Seiko Epson Corp. 58,100 793,324 (67,358) 23.0
Shimamura Co. Ltd. 9,300 787,040 (3,971) 1.4
Shin-Etsu Chemical Co. Ltd. 6,500 643,219 (69,363) 23.7
Sohgo Security Services Co. Ltd. 24,300 611,452 1,979 (0.7)
Square Enix Holdings Co. Ltd. 15,500 668,069 885 (0.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Tosoh Corp. 59,000 657,577 (43,999) 15.0
Yamada Holdings Co. Ltd. 312,000 1,026,669 (16,708) 5.7
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (45,900) (857,114) (2,257) 0.8
Asahi Intecc Co. Ltd. (42,500) (677,803) 30,481 (10.4)
Chubu Electric Power Co., Inc. (74,700) (671,821) 57,476 (19.6)
Daiichi Sankyo Co. Ltd. (25,300) (707,157) 27,213 (9.3)
Daikin Industries Ltd. (6,700) (1,030,923) 84,509 (28.8)
Denso Corp. (18,900) (864,168) 105,448 (36.0)
Hitachi Ltd. (17,300) (736,221) 57,917 (19.7)
Isuzu Motors Ltd. (56,000) (619,217) 72,819 (24.8)
JSR Corp. (66,100) (1,253,436) 123,552 (42.1)
Keyence Corp. (2,200) (727,233) 50,892 (17.4)
Kikkoman Corp. (12,800) (725,646) 5,758 (2.0)
Kobe Bussan Co. Ltd. (37,100) (892,526) 22,606 (7.7)
Kose Corp. (7,000) (721,731) (19,457) 6.6
Kubota Corp. (56,100) (779,616) 57,834 (19.7)
Kurita Water Industries Ltd. (17,400) (617,756) 39,869 (13.6)
Kyowa Kirin Co. Ltd. (33,500) (770,239) (31,910) 10.9
Lasertec Corp. (6,300) (633,666) 127,443 (43.5)
Mitsubishi UFJ Financial Group, Inc. (183,900) (833,090) 99,307 (33.9)
Nidec Corp. (16,900) (945,997) 126,411 (43.1)
Nippon Paint Holdings Co. Ltd. (110,500) (746,418) 72,808 (24.8)
Nissan Chemical Corp. (14,200) (634,366) 30,511 (10.4)
Rakuten Group, Inc. (145,300) (621,810) 24,726 (8.4)
Sumitomo Electric Industries Ltd. (66,200) (672,031) 69,914 (23.8)
Tokio Marine Holdings, Inc. (51,600) (917,094) 21,639 (7.4)
Toyota Motor Corp. (91,400) (1,194,639) 94,479 (32.2)
Yamaha Corp. (18,400) (653,833) 4,562 (1.6)
Yaskawa Electric Corp. (30,600) (880,610) 69,759 (23.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-10.83% to 0.33%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
10-12 months
maturity
07/19/2023 $243,828,263 $(36,213) $35,401 $(812)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
ACI Worldwide, Inc. 31,433 656,950 (32,164) 3961.1
American International Group, Inc. 13,148 624,267 (93,482) 11512.6
Booking Holdings, Inc. 537 882,404 (138,361) 17039.4
Cisco Systems, Inc. 18,768 750,720 (61,934) 7627.4
Citigroup, Inc. 25,713 1,071,461 (168,935) 20804.7
Citizens Financial Group, Inc. 18,581 638,443 (54,070) 6658.9
CNO Financial Group, Inc. 41,268 741,586 (67,267) 8284.1
Coca-Cola Co. (The) 13,209 739,968 (52,511) 6466.9
CVS Health Corp. 7,569 721,856 (51,015) 6282.6
EMCOR Group, Inc. 5,646 652,000 (23,657) 2913.4
Expedia Group, Inc. 11,410 1,069,003 (94,940) 11692.1
FirstEnergy Corp. 16,804 621,748 (81,667) 10057.6
Kraft Heinz Co. (The) 27,523 917,892 (34,679) 4270.8
LyondellBasell Industries NV 10,875 818,670 (29,906) 3683.0
ManpowerGroup, Inc. 10,169 657,833 (69,861) 8603.6
Meta Platforms, Inc. 6,525 885,312 (80,519) 9916.1
Microsoft Corp. 3,022 703,824 (33,967) 4183.1
Owens Corning 9,303 731,309 (35,165) 4330.7
Southwest Airlines Co. 21,660 667,994 (97,799) 12044.2
Tyson Foods, Inc. 18,084 1,192,278 (114,557) 14108.1
Vail Resorts, Inc. 4,281 923,155 (30,050) 3700.8
Vishay Intertechnology, Inc. 51,171 910,332 (59,358) 7310.1
Walmart, Inc. 5,405 701,028 (27,496) 3386.2
Wells Fargo & Co. 18,286 735,463 (74,973) 9233.1
Westrock Co. 29,220 902,606 (144,986) 17855.3
Wintrust Financial Corp. 7,907 644,816 (41,534) 5115.0
Short Positions
Common Stocks
United States
Campbell Soup Co. (14,428) (679,847) 14,048 (1730.0)
Carter's, Inc. (10,289) (674,238) 62,427 (7688.0)
Clorox Co. (The) (5,017) (644,133) 71,522 (8808.1)
Commerce Bancshares, Inc. (10,356) (685,153) 44,945 (5535.1)
Dollar Tree, Inc. (4,814) (655,185) 32,783 (4037.4)
Ecolab, Inc. (4,799) (693,072) 73,278 (9024.4)
First Financial Bankshares, Inc. (15,596) (652,381) 32,908 (4052.7)
Five Below, Inc. (4,732) (651,454) 13,045 (1606.6)
GameStop Corp. (34,765) (873,644) 113,043 (13921.6)
Glacier Bancorp, Inc. (13,091) (643,161) 37,440 (4610.9)
Honeywell International, Inc. (5,686) (949,391) 66,299 (8164.9)
Hormel Foods Corp. (19,201) (872,493) 15,745 (1939.0)
Ingersoll Rand, Inc. (17,985) (778,031) 93,522 (11517.5)
International Business Machines Corp. (5,409) (642,643) 47,038 (5792.9)
M&T Bank Corp. (6,922) (1,220,487) 75,934 (9351.5)
McCormick & Co., Inc. (Non-Voting) (18,707) (1,333,248) 141,985 (17486.0)
NextEra Energy, Inc. (10,526) (825,344) 88,507 (10899.9)
NVIDIA Corp. (7,293) (885,297) 90,652 (11164.0)
Quanta Services, Inc. (5,009) (638,097) 69,575 (8568.4)
Realty Income Corp. (15,088) (878,122) 87,058 (10721.4)
Teledyne Technologies, Inc. (1,870) (631,069) 64,683 (7965.9)
TJX Cos., Inc. (The) (10,531) (654,186) 36,016 (4435.5)
United Parcel Service, Inc. (4,385) (708,353) 81,079 (9985.1)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Welltower, Inc. (10,818) (695,814) 74,861 (9219.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.2%
INVESTMENT COMPANIES - 22.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (1)(a)(b) 6,952,620 6,952,620
Limited Purpose Cash Investment
Fund, 2.57% (1)(a) 96,587,303 96,539,009
TOTAL INVESTMENT COMPANIES
(Cost $103,447,704) 103,491,629
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 67.2%
U.S. Treasury Bills
1.12%, 10/6/2022 (c) $ 8,184,000 8,182,327
1.26%, 10/20/2022 (c) 407,000 406,509
1.38%, 10/27/2022 (c) 45,125,000 45,047,574
1.42%, 11/3/2022 (c) 11,014,000 10,988,745
1.39%, 11/10/2022 (c) 9,395,000 9,368,187
1.50%, 11/17/2022 (c) 34,777,000 34,653,107
1.54%, 11/25/2022 (c) 35,094,000 34,948,624
1.59%, 12/1/2022 (c) 44,794,000 44,580,553
1.72%, 12/8/2022 (c)(d) 21,209,000 21,094,246
2.42%, 12/22/2022 (c)(d) 8,483,000 8,422,714
2.53%, 12/29/2022 (c)(d) 29,764,000 29,533,726
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 67.2% (continued)
2.95%, 1/19/2023 (c)(d) $ 27,869,000 27,587,690
2.89%, 2/2/2023 (c)(d) 33,881,000 33,479,105
3.53%, 3/16/2023 (c)(d) 8,448,000 8,305,938
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $317,085,494) 316,599,045
TOTAL SHORT-TERM INVESTMENTS
(Cost $420,533,198) 420,090,674
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.2%
(Cost $420,533,198) 420,090,674
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.8% (e) 51,053,080
NET ASSETS - 100.0% 471,143,754
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 103,491,629 22.0
U.S. Treasury Obligations 316,599,045 67.2
Total Investments In Securities
At Value $ 420,090,674 89.2
Other Assets in Excess of
Liabilities (e ) 51,053,080 10.8
Net Assets
$ 471,143,754 100.0%
(a) Represents 7-day effective yield as of September 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/28/2022 HKD 3,442,000 $ (10,825)
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 10/28/2022 HKD 3,442,000 (13,027)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 12/16/2022 CHF 5,437,270 (422,427)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.13%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 AUD 2,416,037 $ (69,184)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-1.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 CAD 1,313,394 (60,298)
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.27%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 746,701 (54,157)
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 416,520 (31,117)
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 HKD 1,966,354 (19,623)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 155,583 (11,894)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 JPY 1,000,986,797 (379,947)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 1,478,084 $ (108,160)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 SGD 176,457 (5,103)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 EUR 1,003,286 (85,242)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 SEK 8,174,483 (38,541)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (-0.12%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 CHF 1,182,279 (53,443)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 GBP 764,424 (43,269)
(1,406,257)
$ (1,406,257)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 16 10/2022 EUR $ 2,009,181 $ (155,004)
CAC 40 10 Euro Index 58 10/2022 EUR 3,276,141 (246,895)
Hang Seng Index 3 10/2022 HKD 328,868 (9,868)
IBEX 35 Index 22 10/2022 EUR 1,587,630 (156,824)
MSCI Singapore Index 14 10/2022 SGD 273,567 (181)
OMXS30 Index 97 10/2022 SEK 1,599,528 (92,635)
DAX Index 6 12/2022 EUR 1,783,789 (175,262)
FTSE 100 Index 60 12/2022 GBP 4,632,231 (360,343)
FTSE/MIB Index 7 12/2022 EUR 704,181 (65,007)
S&P 500 E-Mini Index 577 12/2022 USD 103,903,274 (11,730,715)
S&P/TSX 60 Index 31 12/2022 CAD 5,009,012 (354,178)
SPI 200 Index 16 12/2022 AUD 1,654,391 (107,548)
TOPIX Index 20 12/2022 JPY 2,537,138 (93,046)
$ (13,547,506)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 42,142 HKD 330,000 CITI 12/21/2022 $ 43
USD 42,141 HKD 330,000 JPMC 12/21/2022 43
USD 17,066 SEK 179,621 CITI 12/21/2022 797
USD 17,066 SEK 179,618 JPMC 12/21/2022 797
Total unrealized appreciation 1,680
AUD 4,065,002 USD 2,785,004 CITI 12/21/2022 (181,122)
AUD 4,064,998 USD 2,785,005 JPMC 12/21/2022 (181,124)
CAD 6,078,214 USD 4,659,589 CITI 12/21/2022 (257,700)
CAD 6,078,196 USD 4,659,581 JPMC 12/21/2022 (257,704)
CHF 3,488,794 USD 3,636,026 CITI 12/21/2022 (70,723)
CHF 3,488,788 USD 3,636,024 JPMC 12/21/2022 (70,727)
DKK 7,312,722 USD 990,611 CITI 12/21/2022 (20,475)
DKK 7,312,721 USD 990,612 JPMC 12/21/2022 (20,477)
EUR 10,749,449 USD 10,799,655 CITI 12/21/2022 (197,893)
EUR 10,749,431 USD 10,799,651 JPMC 12/21/2022 (197,906)
GBP 4,563,503 USD 5,364,971 CITI 12/21/2022 (263,351)
GBP 4,563,498 USD 5,364,972 JPMC 12/21/2022 (263,357)
HKD 8,438,000 USD 1,077,599 CITI 12/21/2022 (1,159)
HKD 8,438,000 USD 1,077,600 JPMC 12/21/2022 (1,160)
ILS 969,501 USD 291,186 CITI 12/21/2022 (17,374)
ILS 969,499 USD 291,186 JPMC 12/21/2022 (17,374)
JPY 1,049,648,504 USD 7,657,532 CITI 12/21/2022 (338,267)
JPY 1,049,648,497 USD 7,657,542 JPMC 12/21/2022 (338,280)
NOK 2,882,265 USD 292,485 CITI 12/21/2022 (27,260)
NOK 2,882,250 USD 292,484 JPMC 12/21/2022 (27,260)
NZD 108,500 USD 66,068 CITI 12/21/2022 (5,317)
NZD 108,499 USD 66,067 JPMC 12/21/2022 (5,317)
SEK 12,758,001 USD 1,211,466 CITI 12/21/2022 (55,917)
SEK 12,758,000 USD 1,211,468 JPMC 12/21/2022 (55,919)
SGD 2,770,861 USD 1,977,916 CITI 12/21/2022 (46,571)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 2,770,854 USD 1,977,913 JPMC 12/21/2022 $ (46,572)
Total unrealized depreciation (2,966,306)
Net unrealized depreciation $ (2,964,626)
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-6.59% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
10/25/2022
- 11/27/2023 $104,878,751 $1,030,402 $(2,357,579) $(1,327,177)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Albertsons Cos., Inc. 72,763 1,808,888 (11,642) 0.9
AT&T, Inc. 142,909 2,192,224 (47,160) 3.6
BJ's Wholesale Club Holdings, Inc. 22,123 1,610,776 (58,405) 4.4
Celanese Corp. 13,433 1,213,537 33,448 (2.5)
CF Industries Holdings, Inc. 9,901 952,971 58,317 (4.4)
Chemours Co. (The) 47,189 1,163,209 33,504 (2.5)
Deckers Outdoor Corp. 2,943 920,011 (4,326) 0.3
Dow, Inc. 39,220 1,722,935 21,179 (1.6)
Eagle Materials, Inc. 14,314 1,534,175 40,365 (3.0)
Huntsman Corp. 88,849 2,180,354 47,978 (3.6)
International Paper Co. 32,185 1,020,264 (2,253) 0.2
Kroger Co. (The) 44,210 1,934,188 (55,263) 4.2
LyondellBasell Industries NV 42,964 3,234,330 132,329 (10.0)
Mattel, Inc. 93,029 1,761,969 (71,632) 5.4
Mosaic Co. (The) 37,144 1,795,170 67,602 (5.1)
Packaging Corp. of America 12,578 1,412,384 (7,924) 0.6
PulteGroup, Inc. 28,848 1,081,800 (11,828) 0.9
PVH Corp. 34,743 1,556,486 (44,471) 3.4
Skechers USA, Inc. 58,360 1,851,179 (71,783) 5.4
Taylor Morrison Home Corp. 57,819 1,348,339 29,488 (2.2)
Toll Brothers, Inc. 41,647 1,749,174 36,649 (2.8)
Verizon Communications, Inc. 29,284 1,111,913 (28,113) 2.1
Walmart, Inc. 21,156 2,743,933 (34,061) 2.6
Westlake Corp. 12,434 1,080,266 63,786 (4.8)
Westrock Co. 115,075 3,554,667 (78,251) 5.9

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Linde plc (4,128) (1,112,868) (22,044) 1.7
United States
Air Products and Chemicals, Inc. (8,915) (2,074,788) (10,965) 0.8
Albemarle Corp. (3,408) (901,212) 2,011 (0.2)
AptarGroup, Inc. (12,825) (1,218,760) 30,524 (2.3)
Avery Dennison Corp. (10,939) (1,779,775) 10,611 (0.8)
Ball Corp. (24,301) (1,174,224) (243) 0.0
Capri Holdings Ltd. (22,537) (866,322) 4,958 (0.4)
Carter's, Inc. (37,349) (2,447,480) 77,686 (5.9)
DR Horton, Inc. (24,113) (1,624,011) 21,461 (1.6)
Ecolab, Inc. (18,428) (2,661,372) 35,382 (2.7)
Frontier Communications Parent, Inc. (39,545) (926,539) (83,835) 6.3
Ginkgo Bioworks Holdings, Inc. (325,740) (1,016,309) (104,237) 7.9
Graphic Packaging Holding Co. (99,884) (1,971,710) (3,995) 0.3
Grocery Outlet Holding Corp. (33,651) (1,120,242) 32,641 (2.5)
Leggett & Platt, Inc. (37,318) (1,239,704) 4,851 (0.4)
MP Materials Corp. (47,311) (1,291,590) 31,698 (2.4)
Polaris, Inc. (11,967) (1,144,644) 33,986 (2.6)
RPM International, Inc. (28,013) (2,333,763) 42,580 (3.2)
Scotts Miracle-Gro Co. (The) (32,573) (1,392,496) 216,610 (16.3)
Sysco Corp. (13,392) (946,948) 38,971 (2.9)
TopBuild Corp. (6,984) (1,150,824) (67,465) 5.1
Topgolf Callaway Brands Corp. (71,199) (1,371,293) 1,424 (0.1)
VF Corp. (47,412) (1,418,093) 242,275 (18.3)
Vulcan Materials Co. (9,319) (1,469,699) (35,039) 2.6
Worthington Industries, Inc. (22,891) (873,063) 213,573 (16.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.08% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026 $59,811,185 $346,937 $6,470 $353,407
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 41,646 878,172 (37,816) (10.7)
Aurizon Holdings Ltd. 879,384 1,944,891 (91,352) (25.8)
Australia & New Zealand Banking Group Ltd. 107,752 1,577,360 (46,507) (13.2)
BHP Group Ltd. 134,677 3,347,819 90,633 25.6

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
BlueScope Steel Ltd. 245,876 2,387,860 (117,524) (33.3)
Cochlear Ltd. 6,427 798,346 (65,944) (18.7)
Coles Group Ltd. 83,583 881,163 (12,753) (3.6)
Computershare Ltd. 34,526 550,692 (980) (0.3)
Harvey Norman Holdings Ltd. 499,219 1,291,451 (59,296) (16.8)
Incitec Pivot Ltd. 714,657 1,625,040 (98,342) (27.8)
JB Hi-Fi Ltd. 95,712 2,316,279 (183,423) (51.9)
Origin Energy Ltd. 315,123 1,045,568 (115,466) (32.7)
Qube Holdings Ltd. 236,174 374,983 (31,045) (8.8)
Ramsay Health Care Ltd. 12,261 450,071 (38,140) (10.8)
Santos Ltd. 302,920 1,399,353 (95,651) (27.1)
Sonic Healthcare Ltd. 99,168 1,934,292 (9,454) (2.7)
South32 Ltd. 800,178 1,899,551 (101,720) (28.8)
Suncorp Group Ltd. 141,582 913,622 (30,043) (8.5)
Telstra Corp. Ltd. 790,541 1,952,027 33,380 9.4
Westpac Banking Corp. 66,634 881,568 (36,946) (10.5)
Short Positions
Common Stocks
Australia
Allkem Ltd. (53,903) (476,692) 52,217 14.8
Alumina Ltd. (791,344) (640,630) 69,046 19.5
APA Group (93,465) (575,085) 46,080 13.0
carsales.com Ltd. (59,049) (704,353) 69,001 19.5
Cleanaway Waste Management Ltd. (424,091) (739,343) 6,676 1.9
Commonwealth Bank of Australia (41,906) (2,437,880) 99,497 28.2
CSL Ltd. (13,744) (2,499,582) (12,679) (3.6)
Domino's Pizza Enterprises Ltd. (32,818) (1,081,238) 149,525 42.3
Endeavour Group Ltd. (113,181) (508,651) 4,895 1.4
Evolution Mining Ltd. (291,361) (380,103) 1,954 0.6
Fortescue Metals Group Ltd. (57,869) (621,244) 17,015 4.8
IDP Education Ltd. (113,868) (1,912,810) 99,640 28.2
IGO Ltd. (90,762) (798,389) 32,308 9.1
Insurance Australia Group Ltd. (297,874) (881,189) (25,687) (7.3)
Lendlease Corp. Ltd. (198,344) (1,133,960) 103,030 29.2
Lynas Rare Earths Ltd. (208,837) (1,007,101) 29,500 8.3
Macquarie Group Ltd. (11,975) (1,168,284) 153,886 43.5
Medibank Pvt Ltd. (327,266) (731,492) 7,162 2.0
Mineral Resources Ltd. (26,203) (1,099,856) 39,875 11.3
OZ Minerals Ltd. (86,724) (1,434,701) 14,809 4.2
Pilbara Minerals Ltd. (143,283) (413,406) 21,937 6.2
Pro Medicus Ltd. (24,469) (781,341) 65,567 18.6
REA Group Ltd. (15,937) (1,159,997) 91,782 26.0
Reece Ltd. (117,369) (1,054,694) 30,892 8.7
Transurban Group (103,369) (816,348) 53,521 15.1
Washington H Soul Pattinson & Co. Ltd. (30,495) (524,266) (33,297) (9.4)
Wesfarmers Ltd. (60,039) (1,641,378) 103,609 29.3
Woodside Energy Group Ltd. (21,752) (444,426) 6,794 1.9
Woolworths Group Ltd. (23,328) (506,932) 10,405 2.9
Worley Ltd. (91,388) (745,057) 60,471 17.1

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.02% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $90,796,342 $(1,728,751) $(209,842) $(1,938,593)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 35,982 1,946,838 40,903 (2.1)
Jordan
Hikma Pharmaceuticals plc 77,938 1,174,759 103,523 (5.3)
Netherlands
Shell plc 163,194 4,048,506 (157,342) 8.1
Nigeria
Airtel Africa plc 874,152 1,253,795 (63,851) 3.3
South Africa
Anglo American plc 32,639 980,013 (33,097) 1.7
United Kingdom
abrdn plc 663,106 1,014,361 (39,955) 2.1
Associated British Foods plc 154,358 2,156,785 (119,615) 6.2
Auto Trader Group plc 135,181 766,621 (142,922) 7.4
BAE Systems plc 157,281 1,381,938 26,563 (1.4)
Barclays plc 1,086,880 1,729,373 (331,111) 17.1
Barratt Developments plc 477,175 1,803,445 (354,467) 18.3
BP plc 354,606 1,694,446 (102,337) 5.3
British American Tobacco plc 40,552 1,454,095 (121,061) 6.2
Centrica plc 2,228,304 1,748,558 (231,402) 11.9
DS Smith plc 314,136 888,392 (27,844) 1.4
Howden Joinery Group plc 188,719 1,054,287 (121,077) 6.2
Imperial Brands plc 153,811 3,162,796 (124,263) 6.4
Inchcape plc 142,030 1,075,453 (74,865) 3.9
InterContinental Hotels Group plc 41,004 1,974,829 (151,792) 7.8
Intertek Group plc 21,895 898,332 (37,449) 1.9
JD Sports Fashion plc 803,503 885,202 (217,397) 11.2
Lloyds Banking Group plc 2,034,674 919,648 (192,579) 9.9
Man Group plc 444,942 1,101,711 (103,029) 5.3
Marks & Spencer Group plc 1,077,680 1,175,547 (169,123) 8.7
Royal Mail plc 628,439 1,279,195 (225,553) 11.6
RS GROUP plc 68,992 736,482 (50,025) 2.6
Smiths Group plc 75,950 1,265,098 (995) 0.1
Vodafone Group plc 1,413,137 1,581,583 (96,921) 5.0
United States
GSK plc 130,036 1,878,072 (27,714) 1.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Chile
Antofagasta plc (147,084) (1,802,335) 7,279 (0.4)
Hong Kong
Prudential plc (116,767) (1,142,873) 100,655 (5.2)
United Kingdom
Admiral Group plc (38,674) (821,576) 107,814 (5.6)
Ashtead Group plc (22,570) (1,013,615) 18,452 (1.0)
AstraZeneca plc (26,140) (2,873,557) 67,274 (3.5)
AVEVA Group plc (76,031) (2,623,241) (35,720) 1.8
B&M European Value Retail SA (363,051) (1,234,822) 110,988 (5.7)
Berkeley Group Holdings plc (44,149) (1,613,003) 115,758 (6.0)
Compass Group plc (64,137) (1,277,123) 48,418 (2.5)
ConvaTec Group plc (499,928) (1,136,122) 75,160 (3.9)
Croda International plc (13,870) (990,651) 13,497 (0.7)
Experian plc (38,392) (1,123,834) (6,682) 0.3
Halma plc (36,839) (828,596) 8,452 (0.4)
Informa plc (175,391) (1,002,518) 61,246 (3.2)
Ocado Group plc (184,455) (957,225) 291,676 (15.0)
Pennon Group plc (155,513) (1,356,886) 208,461 (10.8)
Rentokil Initial plc (223,750) (1,185,982) 92,139 (4.8)
Schroders plc (226,752) (974,652) 108,832 (5.6)
Severn Trent plc (38,166) (997,720) 115,364 (6.0)
Tate & Lyle plc (117,799) (888,184) 16,469 (0.8)
United Utilities Group plc (142,387) (1,405,952) 193,131 (10.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.03% to 0.04%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/19/2026 $31,006,448 $(703,249) $(207,052) $(910,301)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 188,500 626,898 (3,854) 0.4
SITC International Holdings Co. Ltd. 290,000 531,841 (66,431) 7.3
Xinyi Glass Holdings Ltd. 261,000 377,454 (62,110) 6.8

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong
ASMPT Ltd. 135,100 818,970 (138,846) 15.3
CK Asset Holdings Ltd. 177,997 1,068,585 (136,633) 15.0
CLP Holdings Ltd. 74,500 563,051 (61,448) 6.8
Hang Lung Properties Ltd. 36,000 59,117 (3,156) 0.3
Henderson Land Development Co. Ltd. 240,000 672,051 (87,333) 9.6
HKT Trust & HKT Ltd. 242,000 283,434 (32,876) 3.6
Man Wah Holdings Ltd. 2,028,000 1,284,159 (153,715) 16.9
New World Development Co. Ltd. 308,250 875,457 (151,542) 16.6
Sino Land Co. Ltd. 630,000 828,656 (91,104) 10.0
Sun Hung Kai Properties Ltd. 201,500 2,223,809 (222,536) 24.4
Swire Pacific Ltd. 47,000 351,303 16,600 (1.8)
WH Group Ltd. 2,558,500 1,609,141 (115,072) 12.6
United Kingdom
CK Hutchison Holdings Ltd. 501,000 2,758,631 (317,685) 34.9
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (360,200) (937,982) 94,485 (10.4)
Chow Tai Fook Jewellery Group Ltd. (141,400) (265,744) 13,031 (1.4)
ESR Group Ltd. (554,000) (1,393,515) 148,580 (16.3)
Hong Kong
AIA Group Ltd. (266,600) (2,219,687) 198,367 (21.8)
Hang Seng Bank Ltd. (64,200) (975,359) 18,354 (2.0)
Hong Kong & China Gas Co. Ltd. (407,045) (358,546) 21,329 (2.3)
MTR Corp. Ltd. (98,139) (450,149) 51,195 (5.6)
Power Assets Holdings Ltd. (115,500) (578,975) 65,499 (7.2)
Swire Properties Ltd. (38,200) (82,179) 8,630 (0.9)
Techtronic Industries Co. Ltd. (255,000) (2,433,242) 374,319 (41.1)
Wharf Real Estate Investment Co. Ltd. (568,000) (2,574,965) 185,566 (20.4)
Macau
Galaxy Entertainment Group Ltd. (444,000) (2,609,784) (163,433) 18.0
Sands China Ltd. (244,000) (607,615) (51,208) 5.6
Wynn Macau Ltd. (919,600) (586,149) (40,222) 4.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-0.10% to 0.03%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
61 months
maturity
11/10/2026 $420,790,828 $(1,967,113) $7,626,993 $5,659,880
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 272,400 4,331,248 (291,735) (5.2)
Dentsu Group, Inc. 102,100 2,902,449 (102,165) (1.8)
Fujitsu Ltd. 22,800 2,500,066 (22,707) (0.4)
Fukuoka Financial Group, Inc. 146,900 2,616,170 (90,818) (1.6)
Hino Motors Ltd. 737,200 3,047,873 (308,824) (5.5)
Japan Post Holdings Co. Ltd. 391,000 2,590,458 (107,485) (1.9)
Japan Tobacco, Inc. 238,700 3,922,499 (58,033) (1.0)
Lawson, Inc. 101,000 3,304,289 10,432 0.2
Mazda Motor Corp. 626,900 4,162,709 (1,060,198) (18.7)
McDonald's Holdings Co. Japan Ltd. 70,900 2,470,367 25,935 0.5
Medipal Holdings Corp. 201,400 2,561,271 (40,940) (0.7)
Mitsubishi HC Capital, Inc. 669,000 2,875,511 (272,344) (4.8)
Mizuho Financial Group, Inc. 744,600 8,060,021 (531,717) (9.4)
NH Foods Ltd. 105,100 2,770,282 (61,932) (1.1)
NIPPON EXPRESS HOLDINGS, Inc. 74,500 3,786,760 58,332 1.0
Pola Orbis Holdings, Inc. 216,300 2,443,071 14,497 0.3
SCREEN Holdings Co. Ltd. 67,900 3,684,183 (542,661) (9.6)
Seiko Epson Corp. 223,800 3,055,866 (259,460) (4.6)
Shimamura Co. Ltd. 36,500 3,088,919 (15,586) (0.3)
Shin-Etsu Chemical Co. Ltd. 25,100 2,483,816 (267,299) (4.7)
Sohgo Security Services Co. Ltd. 97,100 2,443,292 7,909 0.1
Square Enix Holdings Co. Ltd. 60,300 2,599,004 3,485 0.1
Tosoh Corp. 236,500 2,635,879 (176,368) (3.1)
Yamada Holdings Co. Ltd. 1,197,800 3,941,489 (64,028) (1.1)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (187,900) (3,508,752) (9,240) (0.2)
Asahi Intecc Co. Ltd. (172,300) (2,747,895) 123,574 2.2
Chubu Electric Power Co., Inc. (298,600) (2,685,484) 229,750 4.1
Daiichi Sankyo Co. Ltd. (102,900) (2,876,144) 110,679 2.0
Daikin Industries Ltd. (25,900) (3,985,209) 326,686 5.8
Denso Corp. (75,900) (3,470,389) 423,465 7.5
Hitachi Ltd. (69,100) (2,940,627) 227,136 4.0
JSR Corp. (260,700) (4,943,583) 487,291 8.6
Keyence Corp. (8,100) (2,677,540) 187,374 3.3
Kikkoman Corp. (52,100) (2,953,605) 23,435 0.4
Kobe Bussan Co. Ltd. (147,100) (3,538,828) 89,632 1.6
Kose Corp. (26,800) (2,763,197) (74,494) (1.3)
Kubota Corp. (213,100) (2,961,428) 219,685 3.9
Kyowa Kirin Co. Ltd. (128,800) (2,961,396) (122,713) (2.2)
Lasertec Corp. (25,000) (2,514,548) 505,730 8.9
Mitsubishi UFJ Financial Group, Inc. (744,700) (3,373,586) 402,140 7.1
Nidec Corp. (64,700) (3,621,657) 483,951 8.6
Nippon Paint Holdings Co. Ltd. (433,600) (2,928,930) 285,696 5.0
Nissan Chemical Corp. (55,000) (2,457,053) 117,591 2.1
Rakuten Group, Inc. (566,800) (2,425,615) 96,455 1.7
Sekisui House Ltd. (153,300) (2,539,000) 124,923 2.2
Sumitomo Electric Industries Ltd. (275,900) (2,800,805) 291,803 5.2
Tokio Marine Holdings, Inc. (202,800) (3,604,391) 85,598 1.5
Toyota Motor Corp. (365,500) (4,777,251) 370,418 6.5
Yamaha Corp. (75,100) (2,668,632) 18,675 0.3

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (118,100) (3,398,695) 268,941 4.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
29-61 months
maturity
ranging from
01/13/2025
- 09/23/2027 $78,307,721 $(139,283) $(27,410) $(166,693)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Air France-KLM 1,270,004 1,599,399 (230,988) 138.6
Arkema SA 7,077 515,764 (72,885) 43.7
Atos SE 143,421 1,133,795 (153,098) 91.8
BioMerieux 10,443 826,040 (116,163) 69.7
Bouygues SA 43,419 1,135,777 (129,743) 77.8
Capgemini SE 9,086 1,454,674 (142,836) 85.7
Cie de Saint-Gobain 113,664 4,064,126 (548,875) 329.3
Dassault Aviation SA 8,253 938,951 (132,756) 79.6
Edenred 12,944 596,340 (40,855) 24.5
Eiffage SA 28,733 2,304,187 (207,102) 124.2
Electricite de France SA 276,570 3,207,507 (42,412) 25.4
Engie SA 116,682 1,342,997 (117,916) 70.7
Ipsen SA 21,534 1,992,974 (130,128) 78.1
Korian SA 46,368 472,584 (99,997) 60.0
La Francaise des Jeux SAEM 37,970 1,126,339 (97,952) 58.8
Orange SA 197,559 1,786,830 (167,032) 100.2
Publicis Groupe SA 27,332 1,295,064 (86,060) 51.6
Renault SA 51,049 1,381,183 (105,684) 63.4
Rexel SA 104,112 1,560,302 (183,986) 110.4
Rubis SCA 53,942 1,122,543 (193,816) 116.3
Sanofi 26,610 2,026,259 (81,409) 48.8
Sodexo SA 8,094 607,862 (34,640) 20.8
Thales SA 14,696 1,619,411 (60,607) 36.4
TotalEnergies SE 24,211 1,135,849 (44,366) 26.6
Luxembourg
SES SA 214,078 1,172,547 (230,392) 138.2
Singapore
STMicroelectronics NV 55,277 1,717,858 (279,560) 167.7

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
France
Accor SA (47,609) (996,724) 121,697 (73.0)
Aeroports de Paris (16,363) (1,890,916) 256,379 (153.8)
Air Liquide SA (31,127) (3,557,788) 189,571 (113.7)
Airbus SE (21,780) (1,877,444) 171,723 (103.0)
Alstom SA (65,394) (1,057,798) 301,538 (180.9)
AXA SA (26,960) (588,615) 67,389 (40.4)
Bollore SE (144,551) (663,208) 15,214 (9.1)
Bureau Veritas SA (50,782) (1,136,376) 109,339 (65.6)
Cie Generale des Etablissements Michelin SCA (99,001) (2,218,186) 140,514 (84.3)
EssilorLuxottica SA (22,725) (3,088,846) 311,413 (186.8)
Faurecia SE (75,619) (818,562) 257,521 (154.5)
Hermes International (881) (1,036,162) 84,908 (50.9)
Kering SA (1,665) (738,509) 104,366 (62.6)
L'Oreal SA (8,517) (2,723,243) 142,402 (85.4)
LVMH Moet Hennessy Louis Vuitton SE (3,139) (1,850,675) 156,045 (93.6)
Pernod Ricard SA (5,502) (1,009,365) 8,420 (5.1)
Remy Cointreau SA (5,800) (962,501) 66,140 (39.7)
Sartorius Stedim Biotech (4,682) (1,436,142) 323,816 (194.3)
SOITEC (8,254) (942,475) 240,994 (144.6)
Valeo (56,837) (858,799) 204,852 (122.9)
Veolia Environnement SA (46,017) (879,485) 143,810 (86.3)
Worldline SA (36,673) (1,449,527) 228,795 (137.3)
Luxembourg
Eurofins Scientific SE (8,104) (481,089) 50,532 (30.3)
United States
Schneider Electric SE (34,291) (3,873,195) 320,092 (192.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.74% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
29-61 months
maturity
ranging from
01/13/2025
- 09/29/2027 $591,579,868 $(1,786,349) $683,757 $(1,102,592)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
ACI Worldwide, Inc. 117,345 2,452,510 (199,642) 18.1
American International Group, Inc. 51,590 2,449,493 (390,020) 35.4
Booking Holdings, Inc. 2,222 3,651,213 (730,015) 66.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Camden Property Trust 18,774 2,242,554 (288,932) 26.2
Citigroup, Inc. 104,435 4,351,806 (921,175) 83.5
Citizens Financial Group, Inc. 75,133 2,581,570 (290,271) 26.3
CNO Financial Group, Inc. 172,082 3,092,314 (185,849) 16.9
Coca-Cola Co. (The) 58,029 3,250,785 (356,158) 32.3
Douglas Emmett, Inc. 134,879 2,418,380 (449,147) 40.7
Expedia Group, Inc. 42,874 4,016,865 (626,610) 56.8
FirstEnergy Corp. 68,102 2,519,774 (307,140) 27.9
Intel Corp. 87,060 2,243,536 (495,372) 44.9
Kraft Heinz Co. (The) 105,878 3,531,031 (329,281) 29.9
Lincoln National Corp. 54,878 2,409,693 (378,658) 34.3
ManpowerGroup, Inc. 41,985 2,716,010 (410,193) 37.2
Meta Platforms, Inc. 26,676 3,619,400 (892,847) 81.0
Microsoft Corp. 10,956 2,551,652 (289,689) 26.3
Southwest Airlines Co. 75,320 2,322,869 (456,054) 41.4
Tyson Foods, Inc. 64,091 4,225,520 (607,391) 55.1
Vail Resorts, Inc. 14,867 3,205,920 (180,736) 16.4
Wells Fargo & Co. 67,276 2,705,841 (343,780) 31.2
Wintrust Financial Corp. 29,377 2,395,694 (180,045) 16.3
Yum! Brands, Inc. 21,406 2,276,314 (208,709) 18.9
Short Positions
Common Stocks
United States
Clorox Co. (The) (18,604) (2,388,568) 367,801 (33.4)
Commerce Bancshares, Inc. (42,421) (2,806,573) 194,712 (17.7)
Dollar Tree, Inc. (19,152) (2,606,587) 159,085 (14.4)
Dominion Energy, Inc. (34,536) (2,386,783) 485,230 (44.0)
First Financial Bankshares, Inc. (69,013) (2,886,814) 73,844 (6.7)
Five Below, Inc. (17,461) (2,403,856) 87,130 (7.9)
Freshpet, Inc. (46,063) (2,307,296) (477,146) 43.3
GameStop Corp. (125,287) (3,148,462) 418,886 (38.0)
Glacier Bancorp, Inc. (50,669) (2,489,368) 119,579 (10.8)
Home BancShares, Inc. (106,865) (2,405,531) 112,208 (10.2)
Hormel Foods Corp. (71,414) (3,245,052) 101,408 (9.2)
International Business Machines Corp. (22,730) (2,700,551) 232,954 (21.1)
M&T Bank Corp. (29,068) (5,125,270) 328,178 (29.8)
McCormick & Co., Inc. (Non-Voting) (69,547) (4,956,615) 599,494 (54.4)
Morgan Stanley (38,410) (3,034,774) 394,055 (35.7)
NextEra Energy, Inc. (39,150) (3,069,752) 441,293 (40.0)
NVIDIA Corp. (29,139) (3,537,183) 655,044 (59.4)
Principal Financial Group, Inc. (34,807) (2,511,325) 213,715 (19.4)
Progressive Corp. (The) (19,128) (2,222,865) 238,526 (21.6)
Realty Income Corp. (59,647) (3,471,455) 512,367 (46.5)
Selective Insurance Group, Inc. (27,239) (2,217,255) 24,787 (2.2)
SVB Financial Group (6,910) (2,320,240) 602,482 (54.6)
TJX Cos., Inc. (The) (37,959) (2,358,013) 170,816 (15.5)
United Bankshares, Inc. (64,230) (2,296,222) 60,376 (5.5)
United Parcel Service, Inc. (16,992) (2,744,888) 616,306 (55.9)
Verisk Analytics, Inc. (13,384) (2,282,374) 287,890 (26.1)
Welltower, Inc. (42,210) (2,714,947) 560,126 (50.8)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-0.95% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
28-63 months
maturity
ranging from
01/21/2025
- 09/23/2027 $72,711,658 $(442,560) $19,525 $(423,035)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 66,959 804,177 (106,491) 25.2
Atco Ltd. 57,148 1,756,204 (189,480) 44.8
Bank of Montreal 8,172 716,244 (38,335) 9.1
Barrick Gold Corp. 51,663 800,742 32,164 (7.6)
Canadian Tire Corp. Ltd. 10,144 1,079,868 (83,276) 19.7
Capital Power Corp. 31,861 1,081,754 (98,257) 23.2
CGI, Inc. 9,318 701,472 1,214 (0.3)
CI Financial Corp. 83,955 804,694 (120,947) 28.6
Empire Co. Ltd. 48,541 1,207,419 (70,632) 16.7
Fairfax Financial Holdings Ltd. 2,690 1,228,576 (43,855) 10.4
Finning International, Inc. 60,238 1,058,804 (105,095) 24.8
George Weston Ltd. 11,757 1,230,980 (48,089) 11.4
iA Financial Corp., Inc. 20,314 1,032,207 (45,441) 10.7
Imperial Oil Ltd. 44,430 1,923,740 (65,401) 15.5
Loblaw Cos. Ltd. 12,341 977,202 (42,258) 10.0
Manulife Financial Corp. 96,381 1,512,680 (94,281) 22.3
MEG Energy Corp. 74,823 837,415 (153,291) 36.2
Onex Corp. 30,953 1,419,758 (82,685) 19.5
Open Text Corp. 30,835 814,990 (45,538) 10.8
Suncor Energy, Inc. 68,321 1,923,978 (122,393) 28.9
Teck Resources Ltd. 40,122 1,220,201 (62,157) 14.7
Toromont Industries Ltd. 12,880 896,616 (58,090) 13.7
West Fraser Timber Co. Ltd. 21,780 1,575,615 (143,913) 34.0
Whitecap Resources, Inc. 217,183 1,374,148 (99,052) 23.4
Chile
Lundin Mining Corp. 208,056 1,051,313 (42,173) 10.0
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (31,437) (1,017,973) (39,599) 9.4
Canada
Agnico Eagle Mines Ltd. (22,862) (965,886) (47,003) 11.1
Algonquin Power & Utilities Corp. (92,618) (1,011,768) 160,695 (38.0)
BCE, Inc. (32,907) (1,379,790) 110,536 (26.1)
Boralex, Inc. (24,579) (780,599) 54,448 (12.9)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Brookfield Asset Management, Inc. (44,132) (1,805,407) 242,808 (57.4)
CAE, Inc. (76,043) (1,166,505) 115,605 (27.3)
Cameco Corp. (42,118) (1,117,780) 25,917 (6.1)
Canadian Pacific Railway Ltd. (32,040) (2,138,783) 142,184 (33.6)
Dollarama, Inc. (15,571) (893,894) (7,665) 1.8
Element Fleet Management Corp. (109,334) (1,290,147) 46,699 (11.0)
Enbridge, Inc. (28,753) (1,066,152) 73,894 (17.5)
Franco-Nevada Corp. (12,344) (1,474,471) (46,289) 10.9
GFL Environmental, Inc. (32,927) (832,144) 63,168 (14.9)
Innergex Renewable Energy, Inc. (66,011) (831,021) 137,150 (32.4)
Intact Financial Corp. (8,824) (1,248,781) 47,718 (11.3)
Lightspeed Commerce, Inc. (42,301) (744,444) (16,536) 3.9
Metro, Inc. (17,986) (900,635) 26,171 (6.2)
Rogers Communications, Inc. (21,641) (833,618) 38,696 (9.1)
Royal Bank of Canada (11,028) (992,907) 25,867 (6.1)
Saputo, Inc. (31,356) (747,496) 34,730 (8.2)
TMX Group Ltd. (9,133) (840,076) 29,885 (7.1)
Toronto-Dominion Bank (The) (15,309) (938,921) 40,341 (9.5)
United States
Brookfield Renewable Corp. (38,236) (1,249,483) 219,781 (52.0)
BRP, Inc. (15,224) (937,786) 85,193 (20.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
01/21/2025
- 09/23/2027 $36,302,424 $(1,074,229) $(12,915) $(1,087,144)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Italy
A2A SpA 929,430 902,900 (72,661) 6.7
Assicurazioni Generali SpA 73,421 1,002,515 (89,062) 8.2
Azimut Holding SpA 37,434 533,932 (69,022) 6.3
Banco BPM SpA 5,241 13,704 (981) 0.1
Buzzi Unicem SpA 96,648 1,367,190 (90,545) 8.3
Enel SpA 240,220 985,196 (174,605) 16.1
Italgas SpA 141,561 657,374 (59,202) 5.4
Leonardo SpA 341,987 2,421,405 (172,097) 15.8
Pirelli & C SpA 215,888 703,181 (92,730) 8.5
Poste Italiane SpA 41,406 312,823 (24,316) 2.2
Prysmian SpA 38,455 1,101,501 (91,972) 8.5

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Italy (continued)
Snam SpA 271,633 1,097,923 (155,146) 14.3
UniCredit SpA 300,172 3,038,967 (98,206) 9.0
Unipol Gruppo SpA 544,028 2,112,989 (218,051) 20.1
United States
Stellantis NV 340,004 4,016,279 (479,592) 44.1
Tenaris SA 15,731 203,545 (7,756) 0.7
Short Positions
Common Stocks
Italy
Amplifon SpA (15,100) (393,420) (20,343) 1.9
Banca Generali SpA (23,043) (639,066) (32,930) 3.0
Brembo SpA (30,125) (248,510) 18,682 (1.7)
Davide Campari-Milano NV (13,682) (121,052) 2,981 (0.3)
DiaSorin SpA (8,816) (983,800) 102,263 (9.4)
Ferrari NV (10,584) (1,960,007) 78,257 (7.2)
FinecoBank Banca Fineco SpA (178,831) (2,208,652) (30,697) 2.8
Hera SpA (8,743) (18,578) 1,474 (0.1)
Infrastrutture Wireless Italiane SpA (83,877) (731,787) 47,530 (4.4)
Interpump Group SpA (11,105) (359,158) 11,750 (1.1)
Intesa Sanpaolo SpA (794,557) (1,313,416) 178,117 (16.4)
Mediobanca Banca di Credito Finanziario SpA (145,872) (1,141,408) 73,481 (6.8)
Moncler SpA (3,840) (156,766) 9,263 (0.9)
Nexi SpA (225,303) (1,820,024) 105,424 (9.7)
Recordati Industria Chimica e Farmaceutica SpA (21,141) (773,729) 46,338 (4.3)
Reply SpA (284) (29,581) 924 (0.1)
Salvatore Ferragamo SpA (10,498) (147,315) 4,441 (0.4)
Telecom Italia SpA (1,680,691) (310,873) (1,700) 0.2
Terna - Rete Elettrica Nazionale (154,528) (941,157) 133,195 (12.3)
United Kingdom
CNH Industrial NV (136,943) (1,532,701) 93,265 (8.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.75% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
01/21/2025
- 09/23/2027 $10,061,612 $193,143 $(2,405) $190,738
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 263,600 701,278 (25,508) (13.4)
Yangzijiang Shipbuilding Holdings Ltd. 4,183,000 2,986,298 44,728 23.5
Singapore
City Developments Ltd. 13,300 70,093 (5,915) (3.1)
Genting Singapore Ltd. 1,212,500 658,913 (16,590) (8.7)
Keppel Corp. Ltd. 14,500 69,772 (2,836) (1.5)
Oversea-Chinese Banking Corp. Ltd. 136,200 1,116,007 (50,405) (26.4)
Singapore Airlines Ltd. 128,500 454,159 (20,944) (11.0)
Singapore Technologies Engineering Ltd. 107,600 267,327 (8,368) (4.4)
Singapore Telecommunications Ltd. 130,300 240,435 (3,608) (1.9)
United Overseas Bank Ltd. 12,100 219,162 (10,327) (5.4)
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (70,700) (1,635,529) 8,600 4.5
SATS Ltd. (311,400) (650,654) 229,613 120.4
Venture Corp. Ltd. (87,300) (991,985) 54,703 28.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-2.20% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
28-62 months
maturity
ranging from
01/22/2025
- 09/23/2027 $268,783,678 $1,391,541 $110,223 $1,501,764
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allison Transmission Holdings, Inc. 75,038 2,533,283 (171,837) (11.4)
APA Corp. 49,885 1,705,568 (310,605) (20.7)
Arrow Electronics, Inc. 22,419 2,066,808 (116,803) (7.8)
Builders FirstSource, Inc. 34,900 2,056,308 61,773 4.1
Cisco Systems, Inc. 77,309 3,092,360 (255,120) (17.0)
Crane Holdings Co. 19,621 1,717,622 (79,701) (5.3)
CVS Health Corp. 29,830 2,844,887 (201,054) (13.4)
Dell Technologies, Inc. 49,204 1,681,301 (179,595) (12.0)
EMCOR Group, Inc. 24,175 2,791,729 (101,293) (6.7)
Exxon Mobil Corp. 26,643 2,326,200 (156,927) (10.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
General Dynamics Corp. 9,259 1,964,482 (156,107) (10.4)
General Electric Co. 25,865 1,601,302 (132,500) (8.8)
Gilead Sciences, Inc. 27,401 1,690,368 (113,166) (7.5)
Halliburton Co. 87,643 2,157,771 (316,611) (21.1)
Huntington Ingalls Industries, Inc. 8,866 1,963,819 (118,673) (7.9)
Kennametal, Inc. 85,096 1,751,276 (151,471) (10.1)
Lockheed Martin Corp. 4,205 1,624,349 (127,117) (8.5)
Marathon Petroleum Corp. 17,806 1,768,670 53,952 3.6
Medtronic plc 30,830 2,489,522 (275,312) (18.3)
MSC Industrial Direct Co., Inc. 33,490 2,438,407 (124,248) (8.3)
Owens Corning 37,385 2,938,835 (141,315) (9.4)
PDC Energy, Inc. 28,108 1,624,361 (136,043) (9.1)
Pfizer, Inc. 54,691 2,393,278 (91,881) (6.1)
Phillips 66 21,223 1,713,121 (26,375) (1.8)
Sensata Technologies Holding plc 43,303 1,614,336 (156,757) (10.4)
Syneos Health, Inc. 40,102 1,890,809 (157,881) (10.5)
Textron, Inc. 29,774 1,734,633 (173,582) (11.6)
Univar Solutions, Inc. 92,749 2,109,112 (147,407) (9.8)
Valero Energy Corp. 19,894 2,125,674 40,559 2.7
Vishay Intertechnology, Inc. 208,413 3,707,667 (241,759) (16.1)
Short Positions
Common Stocks
United States
agilon health, Inc. (80,742) (1,890,978) 25,837 1.7
Apple, Inc. (13,090) (1,809,038) 213,105 14.2
Axon Enterprise, Inc. (17,942) (2,076,786) 39,777 2.6
Catalent, Inc. (24,948) (1,805,237) 406,656 27.1
Chart Industries, Inc. (13,105) (2,415,907) 279,137 18.6
Eli Lilly & Co. (5,371) (1,736,713) (99,477) (6.6)
HEICO Corp. (13,001) (1,871,884) 134,430 9.0
Honeywell International, Inc. (22,965) (3,834,466) 267,772 17.8
Ingersoll Rand, Inc. (69,493) (3,006,267) 361,364 24.1
Insulet Corp. (10,086) (2,313,728) 254,571 17.0
Motorola Solutions, Inc. (7,327) (1,641,028) 121,599 8.1
Northrop Grumman Corp. (3,507) (1,649,412) 63,511 4.2
Novocure Ltd. (22,185) (1,685,616) 138,978 9.3
PerkinElmer, Inc. (15,631) (1,880,878) 155,997 10.4
Quanta Services, Inc. (20,179) (2,570,603) 280,286 18.7
R1 RCM, Inc. (87,560) (1,622,487) 143,716 9.6
Repligen Corp. (8,863) (1,658,356) 337,592 22.5
Teledyne Technologies, Inc. (7,106) (2,398,062) 245,797 16.4
Thermo Fisher Scientific, Inc. (4,008) (2,032,818) 130,180 8.7
UnitedHealth Group, Inc. (3,440) (1,737,338) 63,674 4.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-7.50% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
10-64 months
maturity
05/12/2023 $42,334,233 $316,309 $(49,713) $266,596
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 39,020 1,007,474 (31,003) (11.6)
Baloise Holding AG (Registered) 248 31,688 (3,676) (1.4)
Barry Callebaut AG (Registered) 930 1,753,064 (77,340) (29.0)
Belimo Holding AG (Registered) 512 188,312 10,588 4.0
Bucher Industries AG (Registered) 2,393 746,552 (55,237) (20.7)
Chocoladefabriken Lindt & Spruengli AG 34 328,587 (9,449) (3.5)
DKSH Holding AG 17,442 1,265,534 13,111 4.9
dormakaba Holding AG 792 267,248 (9,675) (3.6)
Galenica AG 9,472 685,911 26,414 9.9
Georg Fischer AG (Registered) 3,333 158,791 (12,808) (4.8)
Helvetia Holding AG (Registered) 6,506 609,648 (74,118) (27.8)
Kuehne + Nagel International AG (Registered) 2,533 515,800 (32,799) (12.3)
Lonza Group AG (Registered) 298 145,094 3,065 1.1
Novartis AG (Registered) 49,352 3,762,448 (116,377) (43.7)
OC Oerlikon Corp. AG (Registered) 74,806 478,850 (29,106) (10.9)
Sonova Holding AG (Registered) 2,047 450,465 (17,602) (6.6)
Stadler Rail AG 5,916 162,481 (17,991) (6.7)
Sulzer AG (Registered) 3,856 221,825 (2,228) (0.8)
Swatch Group AG (The) 5,042 1,132,426 (25,492) (9.6)
Swisscom AG (Registered) 930 435,464 (33,259) (12.5)
Temenos AG (Registered) 27,418 1,848,438 (223,404) (83.8)
UBS Group AG (Registered) 154,098 2,235,648 (229,576) (86.1)
United States
Roche Holding AG 3,817 1,242,559 (2,696) (1.0)
Short Positions
Common Stocks
Switzerland
Adecco Group AG (Registered) (1,069) (29,504) 2,955 1.1
Alcon, Inc. (10,650) (618,610) 74,120 27.8
Bachem Holding AG (25,137) (1,580,923) (289,298) (108.5)
Cie Financiere Richemont SA (Registered) (8,939) (843,801) 75,285 28.2
Clariant AG (Registered) (3,216) (51,372) 2,375 0.9
Credit Suisse Group AG (Registered) (384,827) (1,522,216) 430,195 161.4
Dufry AG (Registered) (22,005) (668,061) 96,884 36.3
EMS-Chemie Holding AG (Registered) (1,103) (696,274) 2,394 0.9

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Flughafen Zurich AG (Registered) (2,272) (335,815) 23,395 8.8
Geberit AG (Registered) (1,411) (605,020) 8,869 3.3
Givaudan SA (Registered) (443) (1,338,305) (23,717) (8.9)
Holcim AG (15,542) (636,920) 61,536 23.1
Idorsia Ltd. (74,752) (967,485) 78,755 29.5
Julius Baer Group Ltd. (2,290) (99,933) 11,383 4.3
Logitech International SA (Registered) (29,048) (1,328,004) 44,173 16.6
Partners Group Holding AG (819) (659,119) 85,593 32.1
Schindler Holding AG (1,708) (265,081) 14,825 5.6
SGS SA (Registered) (214) (457,905) 20,745 7.8
SIG Group AG (175,098) (3,555,207) 327,578 122.9
Sika AG (Registered) (7,232) (1,453,572) 57,034 21.4
Straumann Holding AG (Registered) (9,221) (843,354) 34,542 13.0
Swiss Life Holding AG (Registered) (573) (253,158) 37,144 13.9
Tecan Group AG (Registered) (4,024) (1,380,410) (25,601) (9.6)
VAT Group AG (2,792) (566,579) 58,205 21.8
Zurich Insurance Group AG (490) (195,339) 17,064 6.4
United States
Nestle SA (Registered) (13,739) (1,485,973) 15,611 5.9
Swiss Re AG (2,762) (203,709) 24,261 9.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.88% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
17-25 months
maturity
02/21/2024 $21,474,305 $(284,125) $(12,147) $(296,272)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,493 2,713,122 (227,276) 76.7
Carlsberg A/S 13,643 1,595,365 (83,912) 28.3
DSV A/S 8,440 988,725 (95,273) 32.2
Genmab A/S 2,984 959,964 (60,889) 20.6
H Lundbeck A/S 123,963 397,306 (35,703) 12.1
H Lundbeck A/S 31,370 93,637 (10,627) 3.6
ISS A/S 113,329 1,747,103 (241,178) 81.4
Novo Nordisk A/S 15,033 1,497,554 17,736 (6.0)
Pandora A/S 51,031 2,386,530 (411,818) 139.0

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (55,173) (479,401) (4,941) 1.7
Chr Hansen Holding A/S (7,693) (378,951) 10,439 (3.5)
Coloplast A/S (17,685) (1,797,226) 162,974 (55.0)
Demant A/S (3,767) (93,126) 9,357 (3.2)
GN Store Nord A/S (33,298) (583,262) 226,026 (76.3)
Novozymes A/S (17,309) (869,814) 22,402 (7.6)
Orsted A/S (5,577) (444,491) 67,006 (22.6)
ROCKWOOL A/S (1,480) (233,452) 12,743 (4.3)
Royal Unibrew A/S (10,711) (694,029) 42,392 (14.3)
SimCorp A/S (6,745) (379,621) 30,778 (10.4)
Tryg A/S (49,661) (1,025,197) 58,816 (19.9)
Vestas Wind Systems A/S (114,943) (2,116,429) 226,823 (76.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-10.50% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
3-61 months
maturity
12/16/2022 $132,876,705 $(762,380) $185,384 $(576,996)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Fortum OYJ 116,303 1,562,770 303,261 (52.6)
Metso Outotec OYJ 169,900 1,126,704 (155,700) 27.0
Nokia OYJ 436,110 1,872,247 (89,136) 15.4
Germany
Bayer AG (Registered) 36,121 1,664,259 (191,181) 33.1
Bayerische Motoren Werke AG 25,076 1,699,590 (160,793) 27.9
Covestro AG 51,745 1,479,476 (47,865) 8.3
Deutsche Bank AG (Registered) 376,335 2,786,378 (568,106) 98.5
GEA Group AG 53,689 1,737,535 27,980 (4.8)
HUGO BOSS AG 34,300 1,597,037 (214,177) 37.1
ProSiebenSat.1 Media SE 178,156 1,262,228 (58,460) 10.1
TeamViewer AG 162,833 1,256,666 (237,376) 41.1
Luxembourg
ArcelorMittal SA 74,466 1,481,748 (133,959) 23.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Aegon NV 503,716 2,002,271 (305,128) 52.9
ASR Nederland NV 43,296 1,664,423 (121,126) 21.0
Heineken NV 12,179 1,063,605 (17,560) 3.0
NN Group NV 38,663 1,503,757 (77,842) 13.5
OCI NV 57,860 2,118,346 (10,386) 1.8
Randstad NV 24,449 1,055,240 (79,325) 13.7
Spain
Acerinox SA 147,358 1,171,848 (85,514) 14.8
Banco de Sabadell SA 3,370,409 2,247,603 (248,320) 43.0
Banco Santander SA 999,302 2,325,277 (251,794) 43.6
Industria de Diseno Textil SA 105,514 2,177,454 (148,214) 25.7
Mapfre SA 980,062 1,517,847 (130,388) 22.6
Red Electrica Corp. SA 125,579 1,927,085 (250,089) 43.3
Repsol SA 416,948 4,790,837 (145,744) 25.3
Short Positions
Common Stocks
China
Prosus NV (37,554) (1,953,808) 147,746 (25.6)
Finland
UPM-Kymmene OYJ (51,414) (1,631,595) 120,910 (21.0)
Valmet OYJ (50,556) (1,022,051) 110,095 (19.1)
Germany
adidas AG (11,618) (1,335,620) 220,877 (38.3)
Allianz SE (Registered) (7,481) (1,178,515) 97,944 (17.0)
Deutsche Telekom AG (Registered) (131,883) (2,244,869) 209,108 (36.2)
LANXESS AG (34,834) (1,013,734) 134,704 (23.3)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (5,374) (1,293,633) 58,983 (10.2)
SAP SE (14,607) (1,190,400) 7,645 (1.3)
Sartorius AG (Preference) (6,770) (2,341,772) 150,781 (26.1)
Siemens AG (Registered) (22,937) (2,241,928) 26,324 (4.6)
Siemens Healthineers AG (38,537) (1,653,064) 19,957 (3.5)
Symrise AG (13,035) (1,271,074) (2,777) 0.5
Zalando SE (54,542) (1,065,366) 71,711 (12.4)
Netherlands
Adyen NV (1,666) (2,077,772) 69,965 (12.1)
Argenx SE (3,217) (1,144,855) (9,524) 1.7
ASML Holding NV (4,106) (1,701,030) 178,634 (31.0)
Koninklijke DSM NV (20,244) (2,303,576) 5,601 (1.0)
South Korea
Delivery Hero SE (43,174) (1,577,024) 211,110 (36.6)
Spain
Acciona SA (11,683) (2,053,358) 228,545 (39.6)
Bankinter SA (198,930) (1,116,968) 34,864 (6.0)
CaixaBank SA (1,024,111) (3,298,534) 257,504 (44.6)
Cellnex Telecom SA (112,416) (3,467,650) 352,058 (61.0)
Ferrovial SA (116,013) (2,633,335) 203,443 (35.3)
Grifols SA (138,256) (1,194,442) 388,850 (67.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
20-25 months
maturity
02/21/2024 $11,216,430 $462,722 $31,104 $493,826
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 35,174 1,234,437 (84,172) (17.0)
Norway
Equinor ASA 77,898 2,568,977 34,342 7.0
Leroy Seafood Group ASA 127,449 502,688 (256,376) (51.9)
Norsk Hydro ASA 301,762 1,619,232 (159,441) (32.3)
Orkla ASA 17,941 130,419 (4,989) (1.0)
Telenor ASA 28,316 259,151 (9,012) (1.8)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (13,475) (536,306) 132,587 26.8
France
Adevinta ASA (92,006) (548,144) 76,298 15.5
Norway
Gjensidige Forsikring ASA (10,479) (179,812) 11,478 2.3
Kongsberg Gruppen ASA (29,888) (907,027) (39,231) (7.9)
Mowi ASA (19,876) (252,814) 91,916 18.6
Salmar ASA (27,619) (930,934) 626,494 126.9
Schibsted ASA (19,613) (264,659) 24,263 4.9
TOMRA Systems ASA (27,167) (479,320) (5,274) (1.1)
United Kingdom
Subsea 7 SA (101,600) (802,510) 23,839 4.8

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-6.50% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
17-25 months
maturity
02/21/2024 $40,203,005 $(192,209) $43,680 $(148,529)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 121,948 1,400,598 (63,246) 42.6
Finland
Nordea Bank Abp 114,377 978,865 (40,016) 26.9
Sweden
Assa Abloy AB 4,150 77,755 (599) 0.4
BillerudKorsnas AB 28,057 329,397 (1,042) 0.7
Boliden AB 57,979 1,791,315 (3,541) 2.4
Elekta AB 199,159 1,011,531 (14,624) 9.8
Essity AB 60,262 1,190,584 (61,613) 41.5
Evolution AB 7,243 572,541 30,048 (20.2)
Getinge AB 38,472 657,915 9,809 (6.6)
H & M Hennes & Mauritz AB 18,352 169,666 (11,267) 7.6
Husqvarna AB 19,586 108,573 (7,027) 4.7
Saab AB 40,076 1,248,642 16,856 (11.3)
Sandvik AB 35,457 483,334 (11,844) 8.0
Securitas AB 17,316 120,208 4,806 (3.2)
Skanska AB 58,162 723,870 (96,073) 64.7
SSAB AB 798,973 3,404,807 (194,933) 131.2
Svenska Handelsbanken AB 75,354 618,581 (5,157) 3.5
Swedbank AB 121,715 1,597,602 (24,512) 16.5
Swedish Orphan Biovitrum AB 16,510 319,088 (2,851) 1.9
Telefonaktiebolaget LM Ericsson 388,107 2,268,661 (256,667) 172.8
Telia Co. AB 330,354 951,447 (98,170) 66.1
Trelleborg AB 7,890 148,023 (5,046) 3.4
United States
Sinch AB 181,387 240,465 (17,028) 11.5
Short Positions
Common Stocks
Sweden
AAK AB (41,960) (554,787) 35,803 (24.1)
Alfa Laval AB (33,004) (818,401) 1,818 (1.2)
Atlas Copco AB (97,448) (905,717) 17,990 (12.1)
Axfood AB (7,687) (176,120) 51,076 (34.4)
Beijer Ref AB (77,592) (954,088) (23,438) 15.8
Electrolux AB (47,322) (491,837) 20,373 (13.7)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Embracer Group AB (321,276) (1,904,262) (147,871) 99.6
Epiroc AB (46,731) (668,510) 5,232 (3.5)
EQT AB (86,394) (1,669,318) 223,761 (150.7)
Hexagon AB (280,129) (2,616,162) 129,389 (87.1)
Hexpol AB (19,576) (160,560) 6,665 (4.5)
Holmen AB (27,683) (1,050,479) 51,229 (34.5)
Indutrade AB (66,086) (1,071,912) 12,376 (8.3)
Lifco AB (49,303) (683,982) 13,515 (9.1)
Nibe Industrier AB (259,195) (2,312,078) 162,780 (109.6)
Skandinaviska Enskilda Banken AB (78,927) (752,234) 19,779 (13.3)
SKF AB (148,578) (1,990,442) 13,778 (9.3)
Svenska Cellulosa AB SCA (3,546) (44,993) 2,689 (1.8)
Sweco AB (34,618) (290,384) 20,308 (13.7)
Tele2 AB (78,019) (673,271) 44,276 (29.8)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 103.3%
COMMON STOCKS - 7.0%
Auto Components - 0.6%
Aisin Corp. (Japan)
3,900 100,385
Bridgestone Corp. (Japan)
5,800 187,577
Denso Corp. (Japan)
3,700 169,176
Koito Manufacturing Co. Ltd.
(Japan) 5,400 73,829
Stanley Electric Co. Ltd. (Japan)
5,400 84,783
Sumitomo Electric Industries Ltd.
(Japan) 12,700 128,925
744,675
Automobiles - 1.3%
Honda Motor Co. Ltd. (Japan)
12,500 271,323
Isuzu Motors Ltd. (Japan)
12,800 141,535
Mazda Motor Corp. (Japan)
18,200 120,851
Nissan Motor Co. Ltd. (Japan)
36,800 118,593
Subaru Corp. (Japan)
9,900 149,612
Suzuki Motor Corp. (Japan)
4,800 149,425
Toyota Motor Corp. (Japan)
57,400 750,244
Yamaha Motor Co. Ltd. (Japan)
6,600 123,657
1,825,240
Banks - 1.7%
Chiba Bank Ltd. (The) (Japan)
31,400 170,042
Concordia Financial Group Ltd.
(Japan) 50,700 157,342
Japan Post Bank Co. Ltd. (Japan)
22,200 155,182
Mitsubishi UFJ Financial Group,
Inc. (Japan) 132,400 599,789
Mizuho Financial Group, Inc.
(Japan) 33,300 360,460
Resona Holdings, Inc. (Japan)
57,700 211,151
Shizuoka Bank Ltd. (The) (Japan)
25,800 158,423
Sumitomo Mitsui Financial Group,
Inc. (Japan) 15,600 432,455
Sumitomo Mitsui Trust Holdings,
Inc. (Japan) 7,400 210,454
2,455,298
Household Durables - 1.4%
DR Horton, Inc. (1)
4,419 297,620
Garmin Ltd. (1)
2,267 182,063
Leggett & Platt, Inc. (1)
3,981 132,249
Lennar Corp., Class A (1)
3,608 268,976
Mohawk Industries, Inc. (1)*
1,259 114,808
Newell Brands, Inc. (1)
7,978 110,814
NVR, Inc. (1)*
48 191,380
PulteGroup, Inc. (1)
4,567 171,263
Tempur Sealy International, Inc. (1)
5,032 121,472
Toll Brothers, Inc. (1)
3,054 128,268
TopBuild Corp. (1)*
802 132,154
Whirlpool Corp. (1)
1,094 147,482
1,998,549
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (1)*
1,791 54,679
APA Corp. (1)
1,641 56,106
Cheniere Energy, Inc. (1)
598 99,214
Chesapeake Energy Corp. (1)
647 60,954
Chevron Corp. (1)
2,212 317,798
ConocoPhillips (1)
1,697 173,671
Continental Resources, Inc. (1)
683 45,631
Coterra Energy, Inc. (1)
2,358 61,591
Devon Energy Corp. (1)
1,433 86,166
Diamondback Energy, Inc. (1)
573 69,024
DT Midstream, Inc. (1)
1,053 54,640
EOG Resources, Inc. (1)
961 107,373
EQT Corp. (1)
1,721 70,131
Exxon Mobil Corp. (1)
4,580 399,880
Hess Corp. (1)
705 76,838
HF Sinclair Corp. (1)
1,139 61,324
Kinder Morgan, Inc. (1)
4,835 80,454
Marathon Oil Corp. (1)
2,790 62,998
Marathon Petroleum Corp. (1)
1,109 110,157
New Fortress Energy, Inc. (1)
1,199 52,408
Occidental Petroleum Corp. (1)
1,537 94,449
ONEOK, Inc. (1)
1,328 68,047
Ovintiv, Inc. (1)
1,366 62,836
PDC Energy, Inc. (1)
866 50,046
Phillips 66 (1)
1,053 84,998
Pioneer Natural Resources Co. (1)
419 90,726
Range Resources Corp. (1)
2,086 52,692
Southwestern Energy Co. (1)*
8,658 52,987
Targa Resources Corp. (1)
1,076 64,926
Valero Energy Corp. (1)
830 88,685
Williams Cos., Inc. (The) (1)
2,665 76,299
2,887,728
TOTAL COMMON STOCKS
(Cost $11,753,386) 9,911,490
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 7.6%
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2031 (a)
(Cost $11,338,756)   $ 11,300,000 10,891,171

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
SHORT-TERM INVESTMENTS - 88.7%
REPURCHASE AGREEMENTS - 8.3%
JPMS, 2.67%, dated 9/1/2022,
due 10/13/2022, repurchase price
$4,577,214, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 $ 4,563,000 4,563,000
JPMS, 2.94%, dated 9/30/2022,
due 10/13/2022, repurchase price
$4,480,377, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 4,475,625 4,475,625
JPMS, 2.96%, dated 9/28/2022,
due 10/13/2022, repurchase price
$2,847,257, collateralized by
U.S. Treasury Notes, 1.25%, due
8/15/2031 2,843,750 2,843,750
TOTAL REPURCHASE AGREEMENTS
(Cost $11,882,375) 11,882,375
SHARES
INVESTMENT COMPANIES - 50.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 2.49%
(1)(b)(c) 3,321,776 3,321,776
Limited Purpose Cash Investment
Fund, 2.57% (1)(b) 69,131,024 69,096,458
TOTAL INVESTMENT COMPANIES
(Cost $72,407,636) 72,418,234
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 29.7%
U.S. Treasury Bills
1.38%, 10/27/2022 (d)(e) $ 2,086,000 2,082,421
1.42%, 11/3/2022 (d) 1,140,000 1,137,386
1.39%, 11/10/2022 (d) 4,623,000 4,609,806
1.50%, 11/17/2022 (d) 1,225,000 1,220,636
1.54%, 11/25/2022 (d) 2,293,000 2,283,501
2.18%, 12/15/2022 (d) 1,125,000 1,118,580
2.42%, 12/22/2022 (d)(e) 2,298,000 2,281,669
2.53%, 1/5/2023 (d)(e) 4,107,000 4,072,249
3.16%, 2/23/2023 (d) 899,000 886,375
3.29%, 3/2/2023 (d) 586,000 576,994
3.38%, 3/9/2023 (d) 1,659,000 1,632,055
3.53%, 3/16/2023 (d) 3,004,000 2,953,485
3.85%, 3/23/2023 (d) 2,631,000 2,585,229
3.93%, 3/30/2023 (d)(e) 15,324,000 15,034,362
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $42,502,285) 42,474,748
TOTAL SHORT-TERM INVESTMENTS
(Cost $126,792,296) 126,775,357
TOTAL LONG POSITIONS
(Cost $149,884,438) 147,578,018
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
SHORT POSITIONS - (8.1)%
U.S. TREASURY OBLIGATIONS - (8.1)%
U.S. Treasury Notes
1.25%, 8/15/2031 (f)
(Proceeds $(12,056,646))   $ (14,400,000) (11,637,562)
TOTAL SHORT POSITIONS
(Proceeds $(12,056,646)) (11,637,562)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.2%
(Cost $137,827,792) 135,940,456
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.8% (g) 6,929,974
NET ASSETS - 100.0% 142,870,430
SECTOR VALUE
% OF NET
ASSETS
Consumer Discretionary $ 4,568,464 3.3%
Energy 2,887,728 2.0
Financials 2,455,298 1.7
Investment Companies 72,418,234 50.7
Repurchase Agreements 11,882,375 8.3
U.S. Treasury Obligations 41,728,357 29.2
Total Investments In Securities
At Value 135,940,456 95.2
Other Assets in Excess of
Liabilities (g) 6,929,974 4.8
Net Assets
$ 142,870,430 100.0%

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
* Non-income producing security.
(a) On September 30, 2022, securities valued at $10,891,171 were pledged as collateral for reverse repurchase agreements outstanding.
(b) Represents 7-day effective yield as of September 30, 2022.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) On September 30, 2022, securities valued at $(11,637,562) were pledged as collateral for repurchase agreements outstanding.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts, and value of reverse repurchase agreements.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Reverse repurchase agreements at September 30, 2022:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
JPMS 9/1/2022 2.76% 10/13/2022 USD $ 4,264,000
JPMS 9/30/2022 3.03% 10/13/2022 USD 4,165,625
JPMS 9/28/2022 3.05% 10/13/2022 USD 2,646,000
JPMS 9/28/2022 3.05% 10/13/2022 USD 196,000
$ 11,271,625
The weighted average daily balance of the reverse repurchase agreements during the period ended September 30, 2022 was $9,557,755 at a net weighted average interest rate of 1.448%.
Credit default swap contracts outstanding - buy protection as of September 30, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
39.V1 5.00 % Quarterly 12/20/2027 6.07 % USD 4,851,000 $ 217,634 $ (26,473) $ 191,161
$ 217,634 $ (26,473) $ 191,161
Credit default swap contracts outstanding - sell protection as of September 30, 2022 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 38.V1 5.00 % Quarterly 12/20/2027 6.39 % EUR 352,000 $ (22,442) $ 4,686 $ (17,756)
$ (22,442) $ 4,686 $ (17,756)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 3/15/2028 CHF 5,400,000 $ (30,773) $ 82,031 $ 51,258
Pay 1M TIIE Monthly 10.00% Monthly 3/12/2025 MXN 46,000,000 9,442 395 9,837
Pay 3M CD_KSDA Qtrly 4.50% Qtrly 3/19/2025 KRW 1,700,000,000 (3,582) 5,557 1,975
Pay 3M HIBOR Qtrly 4.50% Qtrly 3/19/2025 HKD 6,700,000 (1,436) 3,464 2,028
Pay 6M BBR Semi 4.50% Semi 3/10/2033 AUD 700,000 (3,274) 4,262 988
Receive 1D SARON Annual 1.00% Annual 12/23/2024 CHF 8,100,000 50,097 37,213 87,310
Receive 1D SARON Annual 0.50% Annual 12/23/2024 CHF 600,000 13,422 (912) 12,510
Receive 1D SARON Annual 1.50% Annual 3/15/2033 CHF 500,000 24,383 3,395 27,778
Receive 1D SOFR Annual 3.25% Annual 12/23/2024 USD 4,100,000 17,662 59,456 77,118
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 16,600,000 479,078 226,286 705,364
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 31,900,000 386,997 463,397 850,394
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 99,200,000 1,286,520 (38,753) 1,247,767
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 4,300,000 52,655 269,687 322,342
Receive 1D SONIA Annual 2.50% Annual 3/17/2025 GBP 900,000 34,451 23,791 58,242
Receive 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 700,000 83,859 62,058 145,917
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 4,100,000 497,126 6,667 503,793
Receive 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 1,463,400,000 55,784 (10,971) 44,813
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 86,100,000 1,168,980 832,937 2,001,917
Receive 3M BA Qtrly 3.25% Semi 12/19/2024 CAD 22,000,000 183,863 101,659 285,522
Receive 3M BA Qtrly 3.25% Semi 3/13/2025 CAD 48,400,000 558,014 (2,023) 555,991
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 66,000,000 122,200 (36,389) 85,811
Receive 3M BA Qtrly 3.25% Semi 12/20/2027 CAD 2,900,000 (21) 41,430 41,409
Receive 3M BA Qtrly 3.50% Semi 3/13/2028 CAD 11,300,000 81,600 (30,793) 50,807
Receive 3M BA Qtrly 3.25% Semi 3/13/2028 CAD 6,600,000 70,340 12,877 83,217
Receive 3M BBR Qtrly 4.00% Qtrly 12/12/2024 AUD 100,000 396 (249) 147
Receive 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 3,100,000 12,224 11,300 23,524
Receive 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 2,800,000 8,424 16,204 24,628
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 29,200,000 53,496 6,001 59,497
Receive 3M BBR Qtrly 4.00% Semi 12/15/2032 NZD 3,000,000 (13,204) 83,510 70,306
Receive 3M BBR Qtrly 3.50% Semi 12/15/2032 NZD 3,400,000 28,296 127,318 155,614
Receive 3M BBR Qtrly 4.00% Semi 3/16/2033 NZD 3,500,000 88,559 (7,108) 81,451
Receive 3M BBR Qtrly 4.50% Semi 3/16/2033 NZD 2,000,000 (598) 2,945 2,347
Receive 3M JIBAR Qtrly 7.00% Qtrly 12/18/2024 ZAR 100,000 143 (6) 137
Receive 3M STIBOR Qtrly 3.00% Annual 12/15/2032 SEK 14,800,000 (19,172) 39,895 20,723
Receive 3M STIBOR Qtrly 2.50% Annual 12/15/2032 SEK 11,200,000 (13,055) 71,342 58,287
Receive 3M STIBOR Qtrly 3.00% Annual 3/16/2033 SEK 75,200,000 (67,104) 174,539 107,435
Receive 3M STIBOR Qtrly 2.50% Annual 3/16/2033 SEK 14,400,000 2,794 72,267 75,061
Receive 6M BUBOR Semi 8.00% Annual 12/18/2024 HUF 494,200,000 1,759 89,224 90,983
Receive 6M BUBOR Semi 10.00% Annual 12/18/2024 HUF 254,800,000 25,648 2,158 27,806
Receive 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 26,000,000 719,069 57,000 776,069
Receive 6M EURIBOR Semi 2.00% Annual 12/21/2032 EUR 2,900,000 (28,923) 299,505 270,582
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 1,000,000 75,390 102,022 177,412
Receive 6M NIBOR Semi 3.50% Annual 3/19/2025 NOK 35,000,000 22,502 (13,181) 9,321
Receive 6M NIBOR Semi 3.50% Annual 12/15/2027 NOK 2,600,000 (5,621) 5,649 28
Receive 6M NIBOR Semi 3.00% Annual 12/15/2027 NOK 34,900,000 10,420 62,124 72,544
Receive 6M PRIBOR Semi 5.50% Annual 12/18/2024 CZK 30,600,000 11,622 8,506 20,128
Receive 6M PRIBOR Semi 5.50% Annual 3/19/2025 CZK 40,800,000 17,783 (1,021) 16,762
Receive 6M PRIBOR Semi 6.00% Annual 3/19/2025 CZK 15,200,000 (1,531) 2,217 686
Receive 6M WIBOR Semi 6.50% Annual 12/18/2024 PLN 9,000,000 (4,087) 38,126 34,039
Receive 6M WIBOR Semi 7.00% Annual 12/18/2024 PLN 8,700,000 (7,064) 24,899 17,835
Receive 6M WIBOR Semi 6.50% Annual 3/19/2025 PLN 4,300,000 (2,428) 17,048 14,620
Receive 6M WIBOR Semi 7.00% Annual 3/19/2025 PLN 11,000,000 14,296 7,948 22,244
6,067,421 3,416,903 9,484,324
Pay 1D SARON Annual 1.00% Annual 3/17/2025 CHF 23,700,000 (161,134) (117,217) (278,351)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 1.50% Annual 3/17/2025 CHF 3,400,000 $ (18,787) $ 12,970 $ (5,817)
Pay 1D SARON Annual 1.50% Annual 3/15/2028 CHF 3,900,000 (42,547) (15,347) (57,894)
Pay 1D SARON Annual 1.50% Annual 12/21/2032 CHF 1,000,000 (23,725) (29,360) (53,085)
Pay 1D SARON Annual 2.00% Annual 12/21/2032 CHF 800,000 46,926 (52,345) (5,419)
Pay 1D SARON Annual 2.00% Annual 3/15/2033 CHF 2,000,000 (80,268) 61,321 (18,947)
Pay 1D SOFR Annual 3.00% Annual 3/15/2028 USD 21,000,000 (789,062) 72,352 (716,710)
Pay 1D SOFR Annual 2.50% Annual 3/15/2028 USD 6,800,000 (239,452) (143,610) (383,062)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 5,400,000 (202,339) (33,917) (236,256)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 700,000 (55,521) (3,783) (59,304)
Pay 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 17,700,000 (684,065) 75,448 (608,617)
Pay 1D SONIA Annual 3.50% Annual 3/15/2028 GBP 400,000 (28,393) (975) (29,368)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 842,100,000 (17,956) 2,941 (15,015)
Pay 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 11,109,800,000 (278,886) 35,554 (243,332)
Pay 1D TONAR Annual 0.00% Annual 12/21/2027 JPY 1,600,000 (77) (69) (146)
Pay 1D TONAR Annual 0.00% Annual 3/15/2028 JPY 300,000 (29) (1) (30)
Pay 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 306,200,000 (9,113) 4,606 (4,507)
Pay 1M TIIE Monthly 9.50% Monthly 12/18/2024 MXN 200,000 (21) (72) (93)
Pay 1M TIIE Monthly 8.50% Monthly 12/18/2024 MXN 10,200,000 (744) (13,004) (13,748)
Pay 1M TIIE Monthly 9.00% Monthly 12/18/2024 MXN 12,100,000 (1,968) (9,008) (10,976)
Pay 1M TIIE Monthly 8.50% Monthly 3/12/2025 MXN 21,900,000 (8,783) (15,055) (23,838)
Pay 1M TIIE Monthly 9.00% Monthly 3/12/2025 MXN 55,200,000 (9,608) (26,694) (36,302)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 17,000,000 (1,090,105) (117,492) (1,207,597)
Pay 3M BA Qtrly 3.25% Semi 12/20/2032 CAD 4,500,000 (8,300) (106,746) (115,046)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 8,400,000 (105,121) 27,749 (77,372)
Pay 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 2,200,000 (51,242) (2,117) (53,359)
Pay 3M BBR Qtrly 4.00% Semi 12/11/2024 NZD 33,700,000 (71,053) (222,276) (293,329)
Pay 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 49,100,000 (79,813) (98,269) (178,082)
Pay 3M BBR Qtrly 4.50% Semi 3/15/2028 NZD 5,800,000 (14,463) 3,640 (10,823)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 12/18/2024 KRW 1,956,500,000 8,254 (31,242) (22,988)
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 12/18/2024 KRW 342,600,000 767 (2,497) (1,730)
Pay 3M CD_KSDA Qtrly 3.50% Qtrly 3/19/2025 KRW 707,100,000 552 (9,222) (8,670)
Pay 3M CD_KSDA Qtrly 4.00% Qtrly 3/19/2025 KRW 2,992,200,000 3,096 (19,701) (16,605)
Pay 3M HIBOR Qtrly 3.50% Qtrly 12/18/2024 HKD 9,400,000 1,874 (23,201) (21,327)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/18/2024 HKD 4,300,000 (8,918) (6,020) (14,938)
Pay 3M HIBOR Qtrly 3.50% Qtrly 3/19/2025 HKD 4,700,000 (6,148) (3,759) (9,907)
Pay 3M JIBAR Qtrly 8.00% Qtrly 12/18/2024 ZAR 400,000 179 (332) (153)
Pay 3M JIBAR Qtrly 8.50% Qtrly 3/19/2025 ZAR 22,000,000 (1,684) – (1,684)
Pay 3M JIBAR Qtrly 8.00% Qtrly 3/19/2025 ZAR 6,900,000 1,608 (5,408) (3,800)
Pay 3M STIBOR Qtrly 2.50% Annual 12/18/2024 SEK 9,700,000 (16,239) 368 (15,871)
Pay 3M STIBOR Qtrly 3.00% Annual 12/18/2024 SEK 76,800,000 (53,640) (6,387) (60,027)
Pay 3M STIBOR Qtrly 3.00% Annual 3/19/2025 SEK 69,100,000 22,329 (87,253) (64,924)
Pay 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 261,300,000 (30,434) 8,657 (21,777)
Pay 3M STIBOR Qtrly 3.00% Annual 3/15/2028 SEK 100,000 (17) (136) (153)
Pay 6M BBR Semi 4.00% Semi 3/09/2028 AUD 2,200,000 (31,173) 10,692 (20,481)
Pay 6M BBR Semi 3.50% Semi 12/09/2032 AUD 2,400,000 (28,869) (89,484) (118,353)
Pay 6M BBR Semi 4.00% Semi 3/10/2033 AUD 5,500,000 (75,020) (58,831) (133,851)
Pay 6M EURIBOR Semi 1.50% Annual 12/23/2024 EUR 18,200,000 (63,754) (435,440) (499,194)
Pay 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 23,200,000 (598,224) (365,540) (963,764)
Pay 6M EURIBOR Semi 1.75% Annual 3/15/2028 EUR 11,600,000 (628,472) (66,772) (695,244)
Pay 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 5,100,000 (542,071) 53,612 (488,459)
Pay 6M NIBOR Semi 3.50% Annual 12/18/2024 NOK 16,700,000 (15,330) 10,904 (4,426)
Pay 6M NIBOR Semi 3.00% Annual 12/15/2032 NOK 9,300,000 (1,838) (34,915) (36,753)
Pay 6M NIBOR Semi 3.50% Annual 12/15/2032 NOK 700,000 2,558 (2,634) (76)
Pay 6M NIBOR Semi 3.50% Annual 3/16/2033 NOK 48,700,000 (53,090) 48,434 (4,656)
Receive 1D SARON Annual 2.00% Annual 3/17/2025 CHF 16,700,000 (43,368) (95,626) (138,994)
Receive 1D TONAR Annual 0.50% Annual 3/15/2028 JPY 2,200,000,000 (102,432) (55,190) (157,622)
Receive 3M STIBOR Qtrly 3.50% Annual 3/15/2028 SEK 2,000,000 (501) (510) (1,011)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 502,200,000 $ (132,720) $ (169,318) $ (302,038)
Receive 6M NIBOR Semi 3.50% Annual 3/15/2028 NOK 81,000,000 40,657 (42,491) (1,834)
Receive 6M PRIBOR Semi 6.50% Annual 12/18/2024 CZK 10,200,000 (4,520) 3,765 (755)
Receive 6M WIBOR Semi 8.00% Annual 12/18/2024 PLN 2,700,000 1,809 (5,627) (3,818)
(6,380,428) (2,191,880) (8,572,308)
$ (313,007) $ 1,225,023 $ 912,016
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 2.98%
1 Day Sterling Overnight Index Average (''SONIA''): 2.19%
1 Day Swiss Average Rate Overnight (“SARON”): 0.44%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.07%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 9.54%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.06%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.20%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 3.33%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 6.47%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.24%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 1.73%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.57%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 13.70%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 1.81%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.46%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.33%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.31%
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (295,700) $ 789
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/21/2022 USD (2,456,550) 201,273
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/16/2022 CHF (820,720) 27,717

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/16/2022 PLN (111,440) $ 500
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly GSIN 12/21/2022 AUD 171,432 123
MSCI Brazil Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CDI plus or minus
a specified spread
(-0.65%) Monthly GSIN 12/21/2022 BRL (629,370) 429
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.05%) Monthly GSIN 12/21/2022 MXN (2,088,181) –
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.95%) Monthly GSIN 12/21/2022 EUR (281,729) 23,869
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.87%) Monthly GSIN 12/21/2022 SEK (5,205,147) 17,753
272,453
DTOP Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/15/2022 ZAR 901,760 (3,378)
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/13/2022 BRL (5,525,100) (14,696)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/27/2022 USD (478,464) (5,192)
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/25/2022 USD 2,498,600 (23,147)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/19/2022 TWD 77,685,200 $ (127,915)
Tel Aviv Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/28/2022 ILS 2,020,953 (32,139)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.13%)
Increases in
total return of
reference entity
Monthly GSIN 12/21/2022 EUR 1,061,832 (53,228)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.01%)
Increases in
total return of
reference entity
Monthly GSIN 12/21/2022 JPY 171,519,207 (123)
(259,818)
$ 12,635
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 148 10/2022 USD $ 12,600,720 $ (477,223)
CAC 40 10 Euro Index 54 10/2022 EUR 3,050,200 (214,571)
FTSE Bursa Malaysia KLCI Index 9 10/2022 MYR 135,912 (681)
HSCEI 30 10/2022 HKD 1,130,114 (26,177)
LME Aluminum Base Metal 1 10/2022 USD 53,901 (5,777)
LME Aluminum Base Metal 1 10/2022 USD 53,996 (5,207)
LME Aluminum Base Metal 2 10/2022 USD 107,463 (14,144)
LME Aluminum Base Metal 8 10/2022 USD 432,724 (42,547)
LME Copper Base Metal 1 10/2022 USD 192,150 (3,127)
LME Copper Base Metal 1 10/2022 USD 191,981 6,930
LME Copper Base Metal 1 10/2022 USD 191,675 (1,944)
LME Copper Base Metal 1 10/2022 USD 192,200 (12,178)
LME Copper Base Metal 1 10/2022 USD 192,200 126
LME Copper Base Metal 1 10/2022 USD 192,200 11,917
LME Copper Base Metal 2 10/2022 USD 384,250 4,632
LME Lead Base Metal 1 10/2022 USD 47,827 (2,026)
LME Lead Base Metal 1 10/2022 USD 47,773 (2,479)
LME Lead Base Metal 1 10/2022 USD 47,791 (2,297)
LME Lead Base Metal 1 10/2022 USD 47,854 (524)
LME Lead Base Metal 2 10/2022 USD 95,651 (1,555)
LME Lead Base Metal 2 10/2022 USD 95,736 (1,687)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 10/2022 USD $ 126,083 $ (2,113)
LME Nickel Base Metal 1 10/2022 USD 126,072 (8,091)
LME Zinc Base Metal 1 10/2022 USD 75,428 925
LME Zinc Base Metal 1 10/2022 USD 75,458 3,285
LME Zinc Base Metal 1 10/2022 USD 75,453 873
LME Zinc Base Metal 1 10/2022 USD 75,360 1,107
LME Zinc Base Metal 1 10/2022 USD 75,463 (265)
LME Zinc Base Metal 3 10/2022 USD 225,994 (13,103)
LME Zinc Base Metal 4 10/2022 USD 301,575 (457)
RBOB Gasoline 8 10/2022 USD 796,253 (1,484)
SGX FTSE China A50 Index 9 10/2022 USD 116,244 (799)
SGX FTSE Taiwan Index 47 10/2022 USD 2,194,900 (41,693)
LME Aluminum Base Metal 1 11/2022 USD 53,863 (9,015)
LME Aluminum Base Metal 1 11/2022 USD 53,900 (6,916)
LME Aluminum Base Metal 1 11/2022 USD 53,728 (7,336)
LME Aluminum Base Metal 1 11/2022 USD 53,865 (5,767)
LME Aluminum Base Metal 1 11/2022 USD 53,813 (7,823)
LME Aluminum Base Metal 4 11/2022 USD 215,272 (23,580)
LME Aluminum Base Metal 4 11/2022 USD 215,325 (25,187)
LME Aluminum Base Metal 4 11/2022 USD 214,950 (28,148)
LME Aluminum Base Metal 5 11/2022 USD 269,016 (41,337)
LME Aluminum Base Metal 5 11/2022 USD 268,781 (29,584)
LME Aluminum Base Metal 5 11/2022 USD 269,383 (31,882)
LME Aluminum Base Metal 8 11/2022 USD 431,576 (50,548)
LME Aluminum Base Metal 13 11/2022 USD 699,481 (82,182)
LME Copper Base Metal 1 11/2022 USD 191,338 (536)
LME Copper Base Metal 1 11/2022 USD 191,025 (12,590)
LME Copper Base Metal 1 11/2022 USD 191,400 (2,789)
LME Copper Base Metal 1 11/2022 USD 190,900 (7,678)
LME Copper Base Metal 2 11/2022 USD 380,688 (25,548)
LME Copper Base Metal 2 11/2022 USD 380,969 (19,588)
LME Copper Base Metal 2 11/2022 USD 381,250 (21,034)
LME Copper Base Metal 4 11/2022 USD 763,050 (31,835)
LME Copper Base Metal 4 11/2022 USD 761,656 (47,926)
LME Lead Base Metal 1 11/2022 USD 47,794 (1,222)
LME Lead Base Metal 1 11/2022 USD 47,770 (3,233)
LME Lead Base Metal 1 11/2022 USD 47,788 (5,229)
LME Lead Base Metal 1 11/2022 USD 47,750 (2,753)
LME Lead Base Metal 1 11/2022 USD 47,821 (6,182)
LME Lead Base Metal 1 11/2022 USD 47,793 (6,491)
LME Lead Base Metal 2 11/2022 USD 95,610 (11,631)
LME Lead Base Metal 2 11/2022 USD 95,531 (5,775)
LME Nickel Base Metal 1 11/2022 USD 126,450 (3,753)
LME Nickel Base Metal 1 11/2022 USD 126,381 (7,422)
LME Nickel Base Metal 1 11/2022 USD 126,339 (6,712)
LME Nickel Base Metal 1 11/2022 USD 126,304 (3,179)
LME Nickel Base Metal 1 11/2022 USD 126,220 (18,727)
LME Nickel Base Metal 1 11/2022 USD 126,323 (14,268)
LME Zinc Base Metal 1 11/2022 USD 74,875 (12,588)
LME Zinc Base Metal 1 11/2022 USD 75,300 (11,015)
LME Zinc Base Metal 1 11/2022 USD 75,316 (11,037)
LME Zinc Base Metal 1 11/2022 USD 75,225 (15,253)
LME Zinc Base Metal 2 11/2022 USD 149,975 (30,531)
LME Zinc Base Metal 2 11/2022 USD 150,644 (16,762)
LME Zinc Base Metal 3 11/2022 USD 225,975 (20,034)
Low Sulphur Gasoil 10 11/2022 USD 941,750 (68,542)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean 33 11/2022 USD $ 2,251,838 $ (130,057)
Australia 10 Year Bond 118 12/2022 AUD 8,843,212 53,438
Cotton No. 2 2 12/2022 USD 85,340 (6,906)
EURO STOXX 50 Index 77 12/2022 EUR 2,501,627 (214,464)
Euro-Bund 164 12/2022 EUR 22,235,139 (212,845)
FTSE 100 Index 46 12/2022 GBP 3,551,377 (225,054)
FTSE/JSE Top 40 Index 5 12/2022 ZAR 159,699 1,000
FTSE/MIB Index 96 12/2022 EUR 9,657,334 (452,955)
LME Aluminum Base Metal 1 12/2022 USD 54,063 (2,090)
LME Aluminum Base Metal 2 12/2022 USD 108,091 (6,665)
LME Aluminum Base Metal 2 12/2022 USD 108,075 (3,281)
LME Aluminum Base Metal 2 12/2022 USD 108,050 (7,143)
LME Aluminum Base Metal 5 12/2022 USD 270,210 (16,367)
LME Aluminum Base Metal 6 12/2022 USD 323,738 (22,443)
LME Aluminum Base Metal 7 12/2022 USD 378,121 (18,362)
LME Aluminum Base Metal 8 12/2022 USD 432,076 (17,948)
LME Aluminum Base Metal 14 12/2022 USD 756,494 (50,698)
LME Aluminum Base Metal 37 12/2022 USD 1,999,388 47,653
LME Copper Base Metal 1 12/2022 USD 189,776 (10,477)
LME Copper Base Metal 1 12/2022 USD 189,729 (5,689)
LME Copper Base Metal 1 12/2022 USD 189,871 (9,407)
LME Copper Base Metal 1 12/2022 USD 189,253 (1,919)
LME Copper Base Metal 2 12/2022 USD 379,647 (18,082)
LME Copper Base Metal 2 12/2022 USD 379,836 (6,799)
LME Copper Base Metal 3 12/2022 USD 567,069 13,542
LME Copper Base Metal 3 12/2022 USD 570,464 (3,549)
LME Copper Base Metal 3 12/2022 USD 567,114 15,849
LME Copper Base Metal 5 12/2022 USD 949,826 (4,753)
LME Copper Base Metal 26 12/2022 USD 4,926,350 (194,006)
LME Lead Base Metal 1 12/2022 USD 47,675 1,582
LME Lead Base Metal 1 12/2022 USD 47,806 (1,018)
LME Lead Base Metal 1 12/2022 USD 47,756 554
LME Lead Base Metal 1 12/2022 USD 47,806 (830)
LME Lead Base Metal 1 12/2022 USD 47,731 862
LME Lead Base Metal 2 12/2022 USD 95,425 4,038
LME Lead Base Metal 3 12/2022 USD 143,419 (3,470)
LME Lead Base Metal 7 12/2022 USD 333,856 24,336
LME Lead Base Metal 18 12/2022 USD 859,500 23,620
LME Nickel Base Metal 1 12/2022 USD 126,552 (17,081)
LME Nickel Base Metal 1 12/2022 USD 126,552 (20,464)
LME Nickel Base Metal 1 12/2022 USD 126,642 (7,898)
LME Nickel Base Metal 1 12/2022 USD 126,624 (5,439)
LME Nickel Base Metal 1 12/2022 USD 126,552 (16,101)
LME Nickel Base Metal 4 12/2022 USD 506,208 (58,911)
LME Zinc Base Metal 1 12/2022 USD 74,713 (5,801)
LME Zinc Base Metal 1 12/2022 USD 74,763 (5,353)
LME Zinc Base Metal 1 12/2022 USD 74,644 (2,997)
LME Zinc Base Metal 2 12/2022 USD 149,540 (7,466)
LME Zinc Base Metal 3 12/2022 USD 224,333 (9,651)
LME Zinc Base Metal 9 12/2022 USD 668,250 26,366
LME Zinc Base Metal 28 12/2022 USD 2,088,100 (129,161)
Nikkei 225 Index 8 12/2022 JPY 1,433,842 (72,254)
S&P Midcap 400 E-Mini Index 73 12/2022 USD 16,119,860 (1,659,465)
S&P/TSX 60 Index 5 12/2022 CAD 807,905 (4,378)
SET50 Index 128 12/2022 THB 645,972 (9,491)
Silver 4 12/2022 USD 380,780 11,989

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Soybean Meal 95 12/2022 USD $ 3,828,500 $ (78,490)
SPI 200 Index 135 12/2022 AUD 13,958,922 (675,050)
TOPIX Index 103 12/2022 JPY 13,066,261 (332,070)
Natural Gas 27 3/2023 USD 1,319,490 (119,553)
Platinum 12 8/2023 JPY 162,551 (932)
(6,313,976)
Short Contracts
Amsterdam Exchange Index (28) 10/2022 EUR (3,516,067) 250,318
Hang Seng Index (28) 10/2022 HKD (3,069,436) 87,012
IBEX 35 Index (21) 10/2022 EUR (1,515,465) 148,318
LME Aluminum Base Metal (1) 10/2022 USD (53,901) 5,781
LME Aluminum Base Metal (1) 10/2022 USD (53,996) 5,349
LME Aluminum Base Metal (2) 10/2022 USD (107,463) 14,425
LME Aluminum Base Metal (8) 10/2022 USD (432,724) 46,831
LME Copper Base Metal (1) 10/2022 USD (192,200) 12,172
LME Copper Base Metal (1) 10/2022 USD (192,200) 35
LME Copper Base Metal (1) 10/2022 USD (191,981) (8,059)
LME Copper Base Metal (1) 10/2022 USD (192,200) (10,778)
LME Copper Base Metal (1) 10/2022 USD (191,675) 1,697
LME Copper Base Metal (1) 10/2022 USD (192,150) (15)
LME Copper Base Metal (2) 10/2022 USD (384,250) (5,969)
LME Lead Base Metal (1) 10/2022 USD (47,773) 2,623
LME Lead Base Metal (1) 10/2022 USD (47,854) 517
LME Lead Base Metal (1) 10/2022 USD (47,827) 2,243
LME Lead Base Metal (1) 10/2022 USD (47,791) 2,456
LME Lead Base Metal (2) 10/2022 USD (95,651) 1,119
LME Lead Base Metal (2) 10/2022 USD (95,736) 1,859
LME Nickel Base Metal (1) 10/2022 USD (126,083) 934
LME Nickel Base Metal (1) 10/2022 USD (126,072) 7,858
LME Zinc Base Metal (1) 10/2022 USD (75,360) (1,137)
LME Zinc Base Metal (1) 10/2022 USD (75,453) (505)
LME Zinc Base Metal (1) 10/2022 USD (75,458) (2,535)
LME Zinc Base Metal (1) 10/2022 USD (75,463) 485
LME Zinc Base Metal (1) 10/2022 USD (75,428) (368)
LME Zinc Base Metal (3) 10/2022 USD (225,994) 16,234
LME Zinc Base Metal (4) 10/2022 USD (301,575) (587)
MSCI Singapore Index (58) 10/2022 SGD (1,133,347) 2,543
Natural Gas (31) 10/2022 USD (2,097,460) 163,104
NY Harbor ULSD (36) 10/2022 USD (4,871,059) 131,302
OMXS30 Index (242) 10/2022 SEK (3,990,575) 32,313
SGX NIFTY 50 Index (55) 10/2022 USD (1,879,680) (17,398)
WTI Crude Oil (77) 10/2022 USD (6,120,730) 203,465
LME Aluminum Base Metal (1) 11/2022 USD (53,728) 7,419
LME Aluminum Base Metal (1) 11/2022 USD (53,865) 5,882
LME Aluminum Base Metal (1) 11/2022 USD (53,900) 7,135
LME Aluminum Base Metal (1) 11/2022 USD (53,863) 8,050
LME Aluminum Base Metal (1) 11/2022 USD (53,813) 8,185
LME Aluminum Base Metal (4) 11/2022 USD (214,950) 28,588
LME Aluminum Base Metal (4) 11/2022 USD (215,272) 25,216
LME Aluminum Base Metal (4) 11/2022 USD (215,325) 27,644
LME Aluminum Base Metal (5) 11/2022 USD (269,383) 32,958
LME Aluminum Base Metal (5) 11/2022 USD (268,781) 30,037
LME Aluminum Base Metal (5) 11/2022 USD (269,016) 40,469
LME Aluminum Base Metal (8) 11/2022 USD (431,576) 42,791
LME Aluminum Base Metal (13) 11/2022 USD (699,481) 85,443
LME Copper Base Metal (1) 11/2022 USD (190,900) 8,880

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2022 USD $ (191,338) $ (153)
LME Copper Base Metal (1) 11/2022 USD (191,025) 13,085
LME Copper Base Metal (1) 11/2022 USD (191,400) 3,060
LME Copper Base Metal (2) 11/2022 USD (381,250) 20,895
LME Copper Base Metal (2) 11/2022 USD (380,688) 27,611
LME Copper Base Metal (2) 11/2022 USD (380,969) 19,526
LME Copper Base Metal (4) 11/2022 USD (763,050) 33,439
LME Copper Base Metal (4) 11/2022 USD (761,656) 47,333
LME Lead Base Metal (1) 11/2022 USD (47,821) 6,293
LME Lead Base Metal (1) 11/2022 USD (47,770) 3,490
LME Lead Base Metal (1) 11/2022 USD (47,750) 2,279
LME Lead Base Metal (1) 11/2022 USD (47,788) 4,584
LME Lead Base Metal (1) 11/2022 USD (47,794) 1,479
LME Lead Base Metal (1) 11/2022 USD (47,793) 6,455
LME Lead Base Metal (2) 11/2022 USD (95,610) 12,085
LME Lead Base Metal (2) 11/2022 USD (95,531) 5,909
LME Nickel Base Metal (1) 11/2022 USD (126,339) 6,259
LME Nickel Base Metal (1) 11/2022 USD (126,220) 19,679
LME Nickel Base Metal (1) 11/2022 USD (126,323) 17,075
LME Nickel Base Metal (1) 11/2022 USD (126,304) 3,227
LME Nickel Base Metal (1) 11/2022 USD (126,381) 6,501
LME Nickel Base Metal (1) 11/2022 USD (126,450) 3,074
LME Zinc Base Metal (1) 11/2022 USD (74,875) 12,578
LME Zinc Base Metal (1) 11/2022 USD (75,225) 15,696
LME Zinc Base Metal (1) 11/2022 USD (75,300) 10,386
LME Zinc Base Metal (1) 11/2022 USD (75,316) 10,960
LME Zinc Base Metal (2) 11/2022 USD (149,975) 27,840
LME Zinc Base Metal (2) 11/2022 USD (150,644) 15,835
LME Zinc Base Metal (3) 11/2022 USD (225,975) 21,765
100 oz Gold (24) 12/2022 USD (4,012,800) 145,551
Australia 3 Year Bond (615) 12/2022 AUD (41,966,025) 196,560
Canada 10 Year Bond (288) 12/2022 CAD (25,742,469) (37,042)
Cocoa (33) 12/2022 USD (776,820) (7,781)
Coffee 'C' (4) 12/2022 USD (332,325) (2,071)
Corn (55) 12/2022 USD (1,863,125) (37,624)
DAX Index (39) 12/2022 EUR (11,594,629) 505,947
DJIA CBOT E-Mini Index (16) 12/2022 USD (2,304,080) 162,085
Euro-Bobl (10) 12/2022 EUR (1,171,650) 14,960
Euro-BTP (8) 12/2022 EUR (880,477) 8,795
Euro-Buxl (26) 12/2022 EUR (3,730,972) 213,579
Euro-OAT (5) 12/2022 EUR (646,833) 19,321
Euro-Schatz (19) 12/2022 EUR (1,993,838) (6,384)
Japan 10 Year Bond (12) 12/2022 JPY (12,312,582) (11,352)
KOSPI 200 Index (87) 12/2022 KRW (4,293,903) 213,629
Lean Hogs (14) 12/2022 USD (426,860) 23,495
Live Cattle (40) 12/2022 USD (2,352,800) 41,829
LME Aluminum Base Metal (1) 12/2022 USD (54,063) 2,194
LME Aluminum Base Metal (2) 12/2022 USD (108,050) 6,471
LME Aluminum Base Metal (2) 12/2022 USD (108,091) 6,753
LME Aluminum Base Metal (2) 12/2022 USD (108,075) 1,866
LME Aluminum Base Metal (5) 12/2022 USD (270,210) 13,444
LME Aluminum Base Metal (6) 12/2022 USD (323,738) 21,697
LME Aluminum Base Metal (7) 12/2022 USD (378,121) 18,809
LME Aluminum Base Metal (8) 12/2022 USD (432,076) 16,723
LME Aluminum Base Metal (14) 12/2022 USD (756,494) 47,896
LME Aluminum Base Metal (37) 12/2022 USD (1,999,388) (47,145)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (146) 12/2022 USD $ (7,887,650) $ 408,168
LME Copper Base Metal (1) 12/2022 USD (189,871) 8,425
LME Copper Base Metal (1) 12/2022 USD (189,253) 3,735
LME Copper Base Metal (1) 12/2022 USD (189,776) 9,982
LME Copper Base Metal (1) 12/2022 USD (189,729) 6,525
LME Copper Base Metal (2) 12/2022 USD (379,647) 18,623
LME Copper Base Metal (2) 12/2022 USD (379,836) 5,159
LME Copper Base Metal (3) 12/2022 USD (567,114) (14,885)
LME Copper Base Metal (3) 12/2022 USD (570,464) 3,510
LME Copper Base Metal (3) 12/2022 USD (567,069) (7,333)
LME Copper Base Metal (5) 12/2022 USD (949,826) 4,998
LME Copper Base Metal (8) 12/2022 USD (1,515,800) 14,260
LME Lead Base Metal (1) 12/2022 USD (47,806) 829
LME Lead Base Metal (1) 12/2022 USD (47,675) (1,928)
LME Lead Base Metal (1) 12/2022 USD (47,731) (1,121)
LME Lead Base Metal (1) 12/2022 USD (47,806) 1,029
LME Lead Base Metal (1) 12/2022 USD (47,756) (514)
LME Lead Base Metal (2) 12/2022 USD (95,425) (3,580)
LME Lead Base Metal (2) 12/2022 USD (95,500) (1,715)
LME Lead Base Metal (3) 12/2022 USD (143,419) 3,723
LME Lead Base Metal (7) 12/2022 USD (333,856) (25,700)
LME Nickel Base Metal (1) 12/2022 USD (126,624) 6,599
LME Nickel Base Metal (1) 12/2022 USD (126,642) 9,303
LME Nickel Base Metal (1) 12/2022 USD (126,552) 18,075
LME Nickel Base Metal (1) 12/2022 USD (126,552) 19,365
LME Nickel Base Metal (1) 12/2022 USD (126,552) 11,925
LME Nickel Base Metal (6) 12/2022 USD (759,312) 28,620
LME Zinc Base Metal (1) 12/2022 USD (74,763) 4,820
LME Zinc Base Metal (1) 12/2022 USD (74,644) 3,359
LME Zinc Base Metal (1) 12/2022 USD (74,713) 6,285
LME Zinc Base Metal (2) 12/2022 USD (149,540) 7,496
LME Zinc Base Metal (3) 12/2022 USD (224,333) 9,398
LME Zinc Base Metal (7) 12/2022 USD (522,025) 25,754
LME Zinc Base Metal (9) 12/2022 USD (668,250) (29,966)
Long Gilt (21) 12/2022 GBP (2,263,861) (6,953)
MEX BOLSA Index (5) 12/2022 MXN (111,435) 5,250
MSCI EAFE E-Mini Index (1) 12/2022 USD (83,030) 9,378
MSCI Emerging Markets E-Mini Index (15) 12/2022 USD (653,625) 63,384
NASDAQ 100 E-Mini Index (1) 12/2022 USD (220,710) 6,384
Russell 2000 E-Mini Index (62) 12/2022 USD (5,176,380) 547,691
S&P 500 E-Mini Index (282) 12/2022 USD (50,781,149) 4,591,288
Soybean Oil (1) 12/2022 USD (36,936) 2,566
U.S. Treasury 10 Year Note (75) 12/2022 USD (8,404,688) 169,398
U.S. Treasury 2 Year Note (10) 12/2022 USD (2,053,203) 27,117
U.S. Treasury 5 Year Note (38) 12/2022 USD (4,082,922) 93,290
U.S. Treasury Long Bond (14) 12/2022 USD (1,771,438) 101,696
U.S. Treasury Ultra Bond (10) 12/2022 USD (1,366,875) 73,965
Wheat (91) 12/2022 USD (4,192,825) (498,733)
Sugar No. 11 (4) 2/2023 USD (79,206) (702)
9,101,031
$ 2,787,055

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 1,269,500 USD 230,888 CITI
**
12/21/2022 $ 247
BRL 1,269,500 USD 230,889 JPMC
**
12/21/2022 247
CLP 600,000,000 USD 600,405 CITI
**
12/21/2022 10,251
CLP 600,000,000 USD 600,405 JPMC
**
12/21/2022 10,250
CNY 28,240,004 USD 3,934,544 CITI
**
12/21/2022 27,536
CNY 28,239,996 USD 3,934,548 JPMC
**
12/21/2022 27,531
EUR 3,802,000 USD 3,704,577 CITI 12/21/2022 45,188
EUR 3,802,000 USD 3,704,582 JPMC 12/21/2022 45,183
GBP 1,288,500 USD 1,414,362 CITI 12/21/2022 26,075
GBP 1,288,500 USD 1,414,363 JPMC 12/21/2022 26,073
HUF 2,014,317,273 USD 4,556,275 CITI 12/21/2022 6,836
HUF 2,014,317,272 USD 4,556,281 JPMC 12/21/2022 6,830
MXN 75,429,885 USD 3,679,719 CITI 12/21/2022 12,122
MXN 75,429,873 USD 3,679,723 JPMC 12/21/2022 12,117
NOK 25,000,000 USD 2,282,237 CITI 12/21/2022 18,266
NOK 25,000,000 USD 2,282,240 JPMC 12/21/2022 18,263
PHP 1 USD –
(a)
CITI
**
12/21/2022 –
PHP 1 USD –
(a)
JPMC
**
12/21/2022 –
SEK 34,887,081 USD 3,123,973 CITI 12/21/2022 35,908
SEK 34,887,081 USD 3,123,977 JPMC 12/21/2022 35,904
USD 1,073,585 AUD 1,604,294 CITI 12/21/2022 45,937
USD 1,073,578 AUD 1,604,285 JPMC 12/21/2022 45,936
USD 1,473,151 BRL 7,810,500 CITI
**
12/21/2022 51,106
USD 1,473,149 BRL 7,810,500 JPMC
**
12/21/2022 51,104
USD 12,027,450 CAD 15,947,849 CITI 12/21/2022 477,889
USD 12,027,432 CAD 15,947,845 JPMC 12/21/2022 477,874
USD 11,797,457 CHF 11,348,494 CITI 12/21/2022 200,094
USD 11,797,433 CHF 11,348,485 JPMC 12/21/2022 200,080
USD 6,127,402 CNY 42,420,005 CITI
**
12/21/2022 175,864
USD 6,127,393 CNY 42,419,995 JPMC
**
12/21/2022 175,857
USD –
(a)
COP 2,000 CITI
**
12/21/2022 –
USD –
(a)
COP 2,000 JPMC
**
12/21/2022 –
USD 7,154,632 CZK 178,383,418 CITI 12/21/2022 91,279
USD 7,154,623 CZK 178,383,410 JPMC 12/21/2022 91,272
USD 15,452,263 EUR 15,367,341 CITI 12/21/2022 296,054
USD 15,452,225 EUR 15,367,323 JPMC 12/21/2022 296,034
USD 2,999,653 GBP 2,610,511 CITI 12/21/2022 81,319
USD 2,999,653 GBP 2,610,504 JPMC 12/21/2022 81,325
USD 568,308 HUF 237,561,001 CITI 12/21/2022 30,152
USD 568,307 HUF 237,560,999 JPMC 12/21/2022 30,151
USD 5,338,709 ILS 18,383,801 CITI 12/21/2022 146,654
USD 5,338,699 ILS 18,383,793 JPMC 12/21/2022 146,647
USD 2,835,169 INR 227,690,003 CITI
**
12/21/2022 65,206
USD 2,835,165 INR 227,689,997 JPMC
**
12/21/2022 65,203
USD 8,683,340 JPY 1,197,101,008 CITI 12/21/2022 335,880
USD 8,683,329 JPY 1,197,100,992 JPMC 12/21/2022 335,869
USD 6,675,041 KRW 9,036,782,505 CITI
**
12/21/2022 389,751
USD 6,675,033 KRW 9,036,782,495 JPMC
**
12/21/2022 389,743
USD 3,744,700 MXN 76,300,396 CITI 12/21/2022 10,254
USD 3,744,695 MXN 76,300,394 JPMC 12/21/2022 10,248
USD 7,911,928 NOK 80,764,328 CITI 12/21/2022 479,983
USD 7,911,916 NOK 80,764,315 JPMC 12/21/2022 479,973
USD 8,291,420 NZD 13,900,893 CITI 12/21/2022 508,196
USD 8,291,408 NZD 13,900,890 JPMC 12/21/2022 508,186
USD 4,359,379 PLN 21,333,000 CITI 12/21/2022 113,890

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 4,359,374 PLN 21,333,000 JPMC 12/21/2022 $ 113,884
USD 3,001,068 SEK 31,762,000 CITI 12/21/2022 124,240
USD 3,001,064 SEK 31,762,000 JPMC 12/21/2022 124,236
USD 437,673 SGD 627,000 CITI 12/21/2022 641
USD 437,672 SGD 627,000 JPMC 12/21/2022 641
USD 3,535,657 TWD 106,992,499 CITI
**
12/21/2022 166,472
USD 3,535,653 TWD 106,992,501 JPMC
**
12/21/2022 166,467
USD 937,784 ZAR 16,239,000 CITI 12/21/2022 46,894
USD 937,782 ZAR 16,239,000 JPMC 12/21/2022 46,893
Total unrealized appreciation 8,040,205
AUD 25,480,606 USD 17,190,815 CITI 12/21/2022 (868,932)
AUD 25,480,593 USD 17,190,827 JPMC 12/21/2022 (868,953)
BRL 25,878,714 USD 4,868,515 CITI
**
12/21/2022 (156,821)
BRL 25,878,697 USD 4,868,517 JPMC
**
12/21/2022 (156,827)
CAD 6,841,872 USD 5,244,384 CITI 12/21/2022 (289,445)
CAD 6,841,857 USD 5,244,379 JPMC 12/21/2022 (289,451)
CHF 6,832,500 USD 7,148,810 CITI 12/21/2022 (166,476)
CHF 6,832,500 USD 7,148,819 JPMC 12/21/2022 (166,485)
CLP 5,359,539,162 USD 5,705,339 CITI
**
12/21/2022 (250,614)
CLP 5,359,539,153 USD 5,705,347 JPMC
**
12/21/2022 (250,621)
CNY 23,336,501 USD 3,381,950 CITI
**
12/21/2022 (107,833)
CNY 23,336,499 USD 3,381,954 JPMC
**
12/21/2022 (107,837)
COP 12,576,712,343 USD 2,775,285 CITI
**
12/21/2022 (87,151)
COP 12,576,712,337 USD 2,775,289 JPMC
**
12/21/2022 (87,155)
EUR 10,034,383 USD 10,071,720 CITI 12/21/2022 (175,200)
EUR 10,034,375 USD 10,071,725 JPMC 12/21/2022 (175,212)
GBP 3,176,399 USD 3,660,933 CITI 12/21/2022 (109,982)
GBP 3,176,387 USD 3,660,924 JPMC 12/21/2022 (109,985)
HUF 2,518,798,978 USD 6,080,708 CITI 12/21/2022 (374,774)
HUF 2,518,798,976 USD 6,080,715 JPMC 12/21/2022 (374,781)
IDR 14,091,938,000 USD 925,050 CITI
**
12/21/2022 (8,031)
IDR 14,091,938,000 USD 925,051 JPMC
**
12/21/2022 (8,033)
ILS 1,245,002 USD 375,455 CITI 12/21/2022 (23,835)
ILS 1,244,998 USD 375,454 JPMC 12/21/2022 (23,835)
INR 380,069,879 USD 4,722,406 CITI
**
12/21/2022 (98,665)
INR 380,069,857 USD 4,722,411 JPMC
**
12/21/2022 (98,671)
JPY 1,497,728,693 USD 10,766,307 CITI 12/21/2022 (322,552)
JPY 1,497,728,680 USD 10,766,320 JPMC 12/21/2022 (322,565)
KRW 3,004,913,047 USD 2,172,679 CITI
**
12/21/2022 (82,693)
KRW 3,004,913,031 USD 2,172,657 JPMC
**
12/21/2022 (82,671)
MXN 22,582,628 USD 1,109,237 CITI 12/21/2022 (3,953)
MXN 22,582,624 USD 1,109,238 JPMC 12/21/2022 (3,954)
NOK 84,622,375 USD 8,456,522 CITI 12/21/2022 (669,559)
NOK 84,622,360 USD 8,456,531 JPMC 12/21/2022 (669,569)
NZD 1,944,601 USD 1,139,372 CITI 12/21/2022 (50,574)
NZD 1,944,600 USD 1,139,373 JPMC 12/21/2022 (50,575)
PHP 55,408,500 USD 967,020 CITI
**
12/21/2022 (30,735)
PHP 55,408,498 USD 967,009 JPMC
**
12/21/2022 (30,724)
PLN 13,640,500 USD 2,843,110 CITI 12/21/2022 (128,508)
PLN 13,640,500 USD 2,843,113 JPMC 12/21/2022 (128,512)
SEK 42,592,412 USD 4,034,987 CITI 12/21/2022 (177,200)
SEK 42,592,409 USD 4,034,992 JPMC 12/21/2022 (177,205)
SGD 3,141,130 USD 2,242,224 CITI 12/21/2022 (52,794)
SGD 3,141,124 USD 2,242,222 JPMC 12/21/2022 (52,797)
TWD 1,326,528 USD 43,885 CITI
**
12/21/2022 (2,113)
TWD 1,326,528 USD 43,875 JPMC
**
12/21/2022 (2,103)
USD 1,723,584 CHF 1,695,500 CITI 12/21/2022 (9,097)
USD 1,723,582 CHF 1,695,500 JPMC 12/21/2022 (9,100)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,182,170 CNY 8,488,500 CITI
**
12/21/2022 $ (8,768)
USD 1,182,169 CNY 8,488,500 JPMC
**
12/21/2022 (8,770)
USD 5,289,202 CZK 135,375,786 CITI 12/21/2022 (71,200)
USD 5,289,195 CZK 135,375,785 JPMC 12/21/2022 (71,208)
USD 1,582,288 EUR 1,626,483 CITI 12/21/2022 (21,849)
USD 1,582,286 EUR 1,626,483 JPMC 12/21/2022 (21,850)
USD 3,835,406 GBP 3,572,807 CITI 12/21/2022 (158,698)
USD 3,835,401 GBP 3,572,807 JPMC 12/21/2022 (158,702)
USD 182,478 INR 15,000,000 CITI
**
12/21/2022 (5)
USD 182,478 INR 15,000,000 JPMC
**
12/21/2022 (5)
USD 356,050 JPY 51,090,000 CITI 12/21/2022 (204)
USD 356,050 JPY 51,090,000 JPMC 12/21/2022 (204)
USD 3,908,657 MXN 80,209,559 CITI 12/21/2022 (17,121)
USD 3,908,652 MXN 80,209,558 JPMC 12/21/2022 (17,125)
USD 1,482,688 PLN 7,548,500 CITI 12/21/2022 (19,542)
USD 1,482,686 PLN 7,548,500 JPMC 12/21/2022 (19,544)
USD 3,296,733 SEK 37,000,000 CITI 12/21/2022 (54,524)
USD 3,296,728 SEK 37,000,000 JPMC 12/21/2022 (54,528)
USD 1,967,249 TWD 62,500,000 CITI
**
12/21/2022 (871)
USD 1,967,247 TWD 62,500,000 JPMC
**
12/21/2022 (873)
ZAR 54,682,247 USD 3,114,662 CITI 12/21/2022 (114,734)
ZAR 54,682,235 USD 3,114,665 JPMC 12/21/2022 (114,737)
Total unrealized depreciation (9,430,220)
Net unrealized depreciation $ (1,390,015)
** Non-deliverable forward.
(a) Represents less than $0.05.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(a) Represents 7-day effective yield as of September 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended September 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 94.1%
INVESTMENT COMPANIES - 40.8%
BlackRock Liquidity Funds
Treasury Trust Fund Portfolio,
Institutional Shares, 2.47% (1)(a) 19,850,000 19,850,000
BlackRock Sustainable Emerging
Markets Flexible Bond Fund (1)(a) 16,790,000 16,790,000
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 2.49%
(1)(a)(b) 15,364,176 15,364,176
Limited Purpose Cash Investment
Fund, 2.57% (1)(a)(c) 631,133,751 630,818,184
TOTAL INVESTMENT COMPANIES
(Cost $682,699,913) 682,822,360
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 53.3%
U.S. Treasury Bills
1.12%, 10/6/2022 (d) $ 3,772,000 3,771,229
1.23%, 10/13/2022 (d) 16,853,000 16,840,817
1.26%, 10/20/2022 (d) 20,822,000 20,796,890
1.38%, 10/27/2022 (d) 52,369,000 52,279,144
1.42%, 11/3/2022 (d)(e) 36,328,000 36,244,700
1.39%, 11/10/2022 (d)(e) 39,082,000 38,970,461
1.50%, 11/17/2022 (d)(e) 16,278,000 16,220,010
2.18%, 12/15/2022 (d)(e) 24,722,000 24,580,920
2.42%, 12/22/2022 (d)(e) 59,237,000 58,816,022
2.95%, 1/19/2023 (d)(e) 36,218,000 35,852,415
2.96%, 1/26/2023 (d) 12,144,700 12,013,113
2.89%, 2/2/2023 (d)(e) 120,493,000 119,063,717
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 53.3% (continued)
3.07%, 2/16/2023 (d) $ 3,808,000 3,757,326
3.16%, 2/23/2023 (d) 2,742,000 2,703,493
3.29%, 3/2/2023 (d) 12,952,000 12,752,951
3.38%, 3/9/2023 (d) 87,876,000 86,448,762
3.53%, 3/16/2023 (d)(e) 107,271,000 105,467,123
3.85%, 3/23/2023 (d) 128,838,000 126,596,621
3.93%, 3/30/2023 (d) 121,432,000 119,136,819
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $893,036,352) 892,312,533
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,575,736,265) 1,575,134,893
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.1%
(Cost $1,575,736,265) 1,575,134,893
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.9% (f) 99,247,853
NET ASSETS - 100.0% 1,674,382,746
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 682,822,360 40.8
U.S. Treasury Obligations 892,312,533 53.3
Total Investments In Securities
At Value $ 1,575,134,893 94.1
Other Assets in Excess of
Liabilities (f) 99,247,853 5.9
Net Assets
$ 1,674,382,746 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2022
Shares
Held At
9/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 37.7%
INVESTMENT COMPANIES - 37.7%
Limited Purpose
Cash Investment
Fund,
2.57% (1)(a)
(Cost $630,695,737) $176,421,846 $3,534,647,614 $(3,080,268,756) $(105,423) $122,903 $630,818,184 631,133,751 $1,874,216 $–
(1) Level 1 security.
(a) Represents 7-day effective yield as of September 30, 2022.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Credit default swap contracts outstanding - buy protection as of September 30, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 38.V1 5.00 % Quarterly 12/20/2027 6.39 % EUR 1,545,000 $ 66,499 $ 11,434 $ 77,933
iTraxx Europe Main Index
Series 38.V1 1.00 Quarterly 12/20/2027 1.34 EUR 6,844,000 69,105 34,601 103,706
Markit CDX North America
Emerging Markets Index
Series 38.V1 1.00 Quarterly 12/20/2027 3.34 USD 2,412,000 196,854 42,469 239,323
Markit CDX North America
High Yield Index Series
39.V1 5.00 Quarterly 12/20/2027 6.07 USD 1,164,000 53,049 (7,058) 45,991
Markit CDX North America
Investment Grade Index
Series 39.V1 1.00 Quarterly 12/20/2027 1.08 USD 5,312,000 (4,331) 20,941 16,610
$ 381,176 $ 102,387 $ 483,563
Forward effective interest rate swap contracts outstanding as of September 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BBR Semi 4.50% Semi 12/09/2027 AUD 27,000,000 $ 196,944 $ (32,776) $ 164,168
Pay 6M BBR Semi 4.50% Semi 12/09/2032 AUD 17,400,000 356,170 (309,029) 47,141
Receive 1D SARON Annual 1.00% Annual 12/23/2024 CHF 4,200,000 (13,798) 59,070 45,272
Receive 1D SARON Annual 1.50% Annual 12/23/2024 CHF 45,700,000 (176,513) 208,866 32,353
Receive 1D SARON Annual 1.50% Annual 3/17/2025 CHF 10,400,000 73,193 (55,400) 17,793
Receive 1D SARON Annual 2.00% Annual 12/21/2032 CHF 10,600,000 (56,187) 127,994 71,807
Receive 1D SARON Annual 2.00% Annual 3/15/2033 CHF 2,500,000 8,712 14,972 23,684
Receive 1D SARON Annual 1.50% Annual 3/15/2033 CHF 300,000 9,440 7,227 16,667
Receive 1D SOFR Annual 3.25% Annual 12/23/2024 USD 115,500,000 147,848 2,024,620 2,172,468
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 437,500,000 8,676,996 9,913,176 18,590,172
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 110,900,000 1,291,368 1,665,013 2,956,381
Receive 1D SOFR Annual 2.00% Annual 12/21/2032 USD 60,600,000 2,604,962 5,202,026 7,806,988
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 699,400,000 13,258,282 39,171,057 52,429,339
Receive 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 1,100,000 8,859 28,965 37,824
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 60,800,000 6,979,098 8,627,142 15,606,240
Receive 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 3,700,000 386,497 384,776 771,273
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 4,800,000 543,149 46,658 589,807
Receive 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 5,390,000,000 123,921 (3,332) 120,589
Receive 1D TONAR Annual 0.00% Annual 12/21/2027 JPY 13,685,900,000 1,318,562 (69,343) 1,249,219
Receive 1M TIIE Monthly 9.50% Monthly 12/18/2024 MXN 207,400,000 (18,829) 115,548 96,719
Receive 1M TIIE Monthly 9.00% Monthly 3/12/2025 MXN 376,200,000 (18,974) 266,382 247,408
Receive 1M TIIE Monthly 9.50% Monthly 3/12/2025 MXN 830,000,000 155,535 32,716 188,251
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 444,700,000 5,854,008 4,485,741 10,339,749
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 4,500,000 4,182 1,668 5,850
Receive 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 600,000 15,143 (590) 14,553
Receive 3M BBR Qtrly 4.00% Semi 12/11/2024 NZD 9,400,000 (11,991) 93,809 81,818
Receive 3M BBR Qtrly 4.50% Semi 12/11/2024 NZD 148,400,000 201,910 313,841 515,751
Receive 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 145,600,000 (55,905) 1,160,775 1,104,870
Receive 3M BBR Qtrly 4.00% Qtrly 12/12/2024 AUD 9,500,000 (44,092) 58,016 13,924
Receive 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 1,400,000 4,985 7,329 12,314
Receive 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 500,000 (531) 2,344 1,813

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 1,500,000 $ (2,010) $ 5,066 $ 3,056
Receive 3M BBR Qtrly 4.50% Semi 12/15/2032 NZD 34,400,000 (101,442) 139,330 37,888
Receive 3M BBR Qtrly 4.00% Semi 12/15/2032 NZD 1,600,000 (13,649) 51,145 37,496
Receive 3M BBR Qtrly 4.50% Semi 3/16/2033 NZD 600,000 (220) 924 704
Receive 3M BBR Qtrly 4.00% Semi 3/16/2033 NZD 300,000 2,253 4,728 6,981
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/18/2024 KRW 23,360,800,000 (205,212) 323,166 117,954
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/18/2024 ZAR 578,900,000 (78,809) 299,877 221,068
Receive 3M JIBAR Qtrly 8.00% Qtrly 3/19/2025 ZAR 325,000,000 132,209 46,753 178,962
Receive 3M STIBOR Qtrly 3.00% Annual 12/18/2024 SEK 681,100,000 158,008 374,336 532,344
Receive 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 2,000,000 (532) 699 167
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2025 SEK 12,500,000 4,450 7,294 11,744
Receive 3M STIBOR Qtrly 3.00% Annual 12/15/2032 SEK 289,400,000 196,418 208,801 405,219
Receive 3M STIBOR Qtrly 3.00% Annual 3/16/2033 SEK 5,200,000 5,618 1,811 7,429
Receive 6M BBR Semi 4.00% Semi 3/10/2033 AUD 500,000 8,194 3,975 12,169
Receive 6M EURIBOR Semi 1.50% Annual 12/23/2024 EUR 51,900,000 218,199 1,205,329 1,423,528
Receive 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 488,100,000 6,296,006 13,980,441 20,276,447
Receive 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 149,500,000 2,861,618 1,600,778 4,462,396
Receive 6M EURIBOR Semi 2.00% Annual 12/21/2032 EUR 10,900,000 (49,334) 1,066,343 1,017,009
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 30,700,000 1,637,723 1,302,608 2,940,331
Receive 6M NIBOR Semi 3.50% Annual 12/18/2024 NOK 1,123,600,000 (31,835) 329,635 297,800
Receive 6M NIBOR Semi 3.50% Annual 12/15/2032 NOK 125,700,000 (2,381) 16,026 13,645
Receive 6M NIBOR Semi 3.00% Annual 12/15/2032 NOK 110,300,000 257,204 178,699 435,903
Receive 6M NIBOR Semi 3.50% Annual 3/16/2033 NOK 4,700,000 2,717 (2,268) 449
Receive 6M WIBOR Semi 7.50% Annual 12/18/2024 PLN 4,900,000 (19,092) 20,651 1,559
53,099,045 94,715,408 147,814,453
Pay 1D SARON Annual 1.50% Annual 12/21/2027 CHF 38,500,000 (642,865) 162,569 (480,296)
Pay 1D SARON Annual 1.50% Annual 3/15/2028 CHF 8,700,000 (142,125) 12,977 (129,148)
Pay 1D SOFR Annual 2.00% Annual 12/21/2027 USD 292,000,000 (14,495,498) (9,237,496) (23,732,994)
Pay 1D SOFR Annual 2.50% Annual 12/21/2032 USD 29,100,000 (381,230) (2,165,905) (2,547,135)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 24,800,000 (899,814) (1,201,240) (2,101,054)
Pay 1D SONIA Annual 1.75% Annual 12/21/2027 GBP 430,500,000 (21,955,862) (46,743,499) (68,699,361)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 16,476,200,000 (340,124) 46,348 (293,776)
Pay 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 3,396,900,000 (86,697) 36,701 (49,996)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 704,900,000 (36,737) 15,152 (21,585)
Pay 3M BA Qtrly 2.50% Semi 12/20/2027 CAD 131,300,000 (2,513,684) (2,580,781) (5,094,465)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 25,500,000 (1,324,325) (487,071) (1,811,396)
Pay 3M BBR Qtrly 4.50% Semi 12/15/2027 NZD 127,100,000 149,359 (395,538) (246,179)
Pay 3M STIBOR Qtrly 3.00% Annual 12/15/2027 SEK 1,071,700,000 (367,235) (1,194,361) (1,561,596)
Pay 6M BBR Semi 4.00% Semi 12/09/2027 AUD 39,400,000 (735,002) 410,088 (324,914)
Pay 6M BBR Semi 3.50% Semi 12/09/2032 AUD 11,500,000 (34,667) (532,442) (567,109)
Pay 6M BBR Semi 4.00% Semi 12/09/2032 AUD 21,400,000 (45,203) (453,465) (498,668)
Pay 6M EURIBOR Semi 0.75% Annual 12/21/2027 EUR 148,500,000 (6,204,938) (9,013,221) (15,218,159)
Pay 6M EURIBOR Semi 1.50% Annual 12/21/2027 EUR 42,500,000 (550,253) (2,368,788) (2,919,041)
Pay 6M EURIBOR Semi 1.75% Annual 3/15/2028 EUR 116,500,000 (3,827,824) (3,154,584) (6,982,408)
Pay 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 34,600,000 (2,768,350) (3,370,126) (6,138,476)
Pay 6M NIBOR Semi 3.50% Annual 12/15/2027 NOK 805,900,000 264,035 (272,829) (8,794)
Receive 1D TONAR Annual 0.50% Annual 3/15/2028 JPY 240,000,000 (12,934) 1 (12,933)
Receive 3M BBR Qtrly 4.50% Qtrly 12/12/2024 AUD 220,500,000 (1,459,740) 432,868 (1,026,872)
Receive 3M STIBOR Qtrly 3.50% Annual 12/18/2024 SEK 639,000,000 (532,062) 485,414 (46,648)
Receive 6M BBR Semi 4.50% Semi 3/10/2033 AUD 300,000 (547) 123 (424)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 700,000 134 (555) (421)
Receive 6M PRIBOR Semi 6.50% Annual 12/18/2024 CZK 35,000,000 (14,236) 11,645 (2,591)
(58,958,424) (81,558,015) (140,516,439)
$ (5,859,379) $ 13,157,393 $ 7,298,014

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Abbreviations:
1D: 1 Day
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 2.98%
1 Day Sterling Overnight Index Average (''SONIA''): 2.19%
1 Day Swiss Average Rate Overnight (“SARON”): 0.44%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.07%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 9.54%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.06%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.20%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 6.47%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.24%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 1.73%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 1.81%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.46%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.33%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.31%
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/04/2022 USD (188,320) $ 1,540
Hang Seng Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (49,909,000) 198,427
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/28/2022 HKD (15,080,700) 56,551
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (2,069,900) 7,612
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MSCS 10/13/2022 BRL (74,588,850) 550,758
KOSPI 200
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 12/08/2022 KRW (70,612,500) 5,387
Lean Hogs
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/14/2022 USD (214,140) 10,585

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 12/02/2022 USD (7,823,060) $ 185,420
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/16/2022 CHF (30,469,230) 2,304,500
TAIEX Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/19/2022 TWD (69,648,800) 173,634
3,494,414
Lean Hogs
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/14/2022 USD 214,140 (13,158)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/07/2022 USD (7,622,230) (155,542)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/07/2022 USD 7,622,230 (92,545)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 12/02/2022 USD 6,646,660 (163,973)
(425,218)
$ 3,069,196
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
EURO STOXX 50 Volatility Index 12 10/2022 EUR $ 36,634 $ 3,659
LME Aluminum Base Metal 4 10/2022 USD 214,725 (28,846)
LME Aluminum Base Metal 7 10/2022 USD 377,304 (40,634)
LME Aluminum Base Metal 11 10/2022 USD 593,079 (64,754)
LME Aluminum Base Metal 13 10/2022 USD 698,100 (99,488)
LME Aluminum Base Metal 25 10/2022 USD 1,342,188 (170,374)
LME Aluminum Base Metal 29 10/2022 USD 1,565,870 (151,016)
LME Aluminum Base Metal 52 10/2022 USD 2,794,025 (358,309)
LME Aluminum Base Metal 64 10/2022 USD 3,461,792 (340,381)
LME Copper Base Metal 3 10/2022 USD 575,531 14,523
LME Copper Base Metal 3 10/2022 USD 576,600 24,967
LME Copper Base Metal 5 10/2022 USD 958,875 5,757
LME Copper Base Metal 5 10/2022 USD 959,906 49,327
LME Copper Base Metal 6 10/2022 USD 1,150,050 (15,739)
LME Copper Base Metal 7 10/2022 USD 1,345,050 (3,436)
LME Copper Base Metal 8 10/2022 USD 1,536,400 59,179
LME Copper Base Metal 10 10/2022 USD 1,922,000 119,170
LME Copper Base Metal 11 10/2022 USD 2,113,375 20,927
LME Copper Base Metal 12 10/2022 USD 2,306,400 (22,084)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 10/2022 USD $ 47,791 $ (2,297)
LME Lead Base Metal 5 10/2022 USD 239,134 (12,332)
LME Lead Base Metal 8 10/2022 USD 382,934 (12,968)
LME Lead Base Metal 9 10/2022 USD 429,638 (24,436)
LME Lead Base Metal 19 10/2022 USD 909,354 (6,113)
LME Lead Base Metal 22 10/2022 USD 1,052,585 (52,430)
LME Lead Base Metal 32 10/2022 USD 1,530,408 (57,528)
LME Lead Base Metal 33 10/2022 USD 1,579,644 (27,844)
LME Lead Base Metal 37 10/2022 USD 1,770,589 (19,383)
LME Lead Base Metal 39 10/2022 USD 1,864,902 (58,073)
LME Nickel Base Metal 2 10/2022 USD 252,144 (7,062)
LME Nickel Base Metal 8 10/2022 USD 1,008,576 (227)
LME Nickel Base Metal 11 10/2022 USD 1,386,792 82,600
LME Nickel Base Metal 13 10/2022 USD 1,639,232 (25,495)
LME Zinc Base Metal 7 10/2022 USD 527,520 7,749
LME Zinc Base Metal 7 10/2022 USD 527,835 5,614
LME Zinc Base Metal 9 10/2022 USD 679,118 29,561
LME Zinc Base Metal 12 10/2022 USD 905,430 5,035
LME Zinc Base Metal 15 10/2022 USD 1,131,413 13,868
LME Zinc Base Metal 17 10/2022 USD 1,282,013 (29,785)
LME Zinc Base Metal 36 10/2022 USD 2,716,650 (9,554)
Natural Gas 37 10/2022 USD 2,503,420 (367,670)
NY Harbor ULSD 48 10/2022 USD 6,494,746 (535,352)
Ethanol 15 11/2022 USD 1,445,850 (8,108)
EURO STOXX 50 Volatility Index 116 11/2022 EUR 350,152 17,151
FCOJ-A 56 11/2022 USD 1,607,760 73,917
LME Aluminum Base Metal 1 11/2022 USD 53,747 (6,631)
LME Aluminum Base Metal 3 11/2022 USD 161,594 (17,300)
LME Aluminum Base Metal 3 11/2022 USD 161,381 (21,242)
LME Aluminum Base Metal 5 11/2022 USD 269,383 (31,882)
LME Aluminum Base Metal 12 11/2022 USD 647,364 (75,821)
LME Aluminum Base Metal 13 11/2022 USD 699,634 (76,104)
LME Aluminum Base Metal 14 11/2022 USD 753,288 (88,504)
LME Aluminum Base Metal 14 11/2022 USD 752,196 (102,706)
LME Aluminum Base Metal 28 11/2022 USD 1,508,150 (252,783)
LME Aluminum Base Metal 30 11/2022 USD 1,614,938 (188,901)
LME Aluminum Base Metal 48 11/2022 USD 2,580,300 (318,517)
LME Aluminum Base Metal 95 11/2022 USD 5,112,188 (743,552)
LME Copper Base Metal 1 11/2022 USD 190,900 (7,678)
LME Copper Base Metal 3 11/2022 USD 573,075 (38,721)
LME Copper Base Metal 5 11/2022 USD 957,875 (29,022)
LME Copper Base Metal 6 11/2022 USD 1,142,907 (58,764)
LME Copper Base Metal 7 11/2022 USD 1,332,898 (83,871)
LME Copper Base Metal 8 11/2022 USD 1,531,200 (22,310)
LME Copper Base Metal 14 11/2022 USD 2,662,825 (95,262)
LME Copper Base Metal 15 11/2022 USD 2,859,375 (157,758)
LME Copper Base Metal 16 11/2022 USD 3,057,400 (147,144)
LME Lead Base Metal 1 11/2022 USD 47,785 (3,568)
LME Lead Base Metal 3 11/2022 USD 143,414 (18,433)
LME Lead Base Metal 3 11/2022 USD 143,475 (19,750)
LME Lead Base Metal 8 11/2022 USD 381,950 (28,071)
LME Lead Base Metal 8 11/2022 USD 382,564 (50,705)
LME Lead Base Metal 13 11/2022 USD 620,750 (35,784)
LME Lead Base Metal 19 11/2022 USD 907,540 (54,860)
LME Lead Base Metal 23 11/2022 USD 1,099,256 (33,267)
LME Lead Base Metal 23 11/2022 USD 1,098,538 (26,648)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 23 11/2022 USD $ 1,098,704 $ (74,356)
LME Lead Base Metal 26 11/2022 USD 1,243,210 (179,752)
LME Lead Base Metal 32 11/2022 USD 1,529,224 (167,320)
LME Lead Base Metal 32 11/2022 USD 1,529,512 (205,466)
LME Lead Base Metal 33 11/2022 USD 1,575,948 (98,139)
LME Nickel Base Metal 3 11/2022 USD 378,979 (17,395)
LME Nickel Base Metal 3 11/2022 USD 379,349 (11,260)
LME Nickel Base Metal 5 11/2022 USD 631,101 (93,634)
LME Nickel Base Metal 5 11/2022 USD 631,693 (33,559)
LME Nickel Base Metal 10 11/2022 USD 1,263,225 (140,788)
LME Zinc Base Metal 1 11/2022 USD 75,025 (14,853)
LME Zinc Base Metal 2 11/2022 USD 150,250 (26,556)
LME Zinc Base Metal 4 11/2022 USD 301,200 (44,062)
LME Zinc Base Metal 8 11/2022 USD 602,600 (58,461)
LME Zinc Base Metal 8 11/2022 USD 599,150 (100,474)
LME Zinc Base Metal 9 11/2022 USD 674,888 (137,389)
LME Zinc Base Metal 10 11/2022 USD 748,750 (125,880)
LME Zinc Base Metal 13 11/2022 USD 974,350 (149,863)
LME Zinc Base Metal 17 11/2022 USD 1,278,825 (272,475)
LME Zinc Base Metal 20 11/2022 USD 1,506,375 (132,798)
LME Zinc Base Metal 25 11/2022 USD 1,882,894 (239,064)
LME Zinc Base Metal 32 11/2022 USD 2,408,000 (442,312)
Low Sulphur Gasoil 68 11/2022 USD 6,403,900 (564,374)
White Sugar 380 11/2022 USD 10,045,300 (11,246)
Coffee 'C' 107 12/2022 USD 8,889,694 204,129
EURO STOXX 50 Volatility Index 93 12/2022 EUR 272,978 4,655
Italian Base Electricity 1 12/2022 EUR 3,325,320 1,569,595
KC HRW Wheat 21 12/2022 USD 1,041,075 59,201
Lean Hogs 29 12/2022 USD 884,210 (78,341)
LME Aluminum Base Metal 5 12/2022 USD 270,228 (16,857)
LME Aluminum Base Metal 7 12/2022 USD 378,294 (18,904)
LME Aluminum Base Metal 9 12/2022 USD 486,349 (33,203)
LME Aluminum Base Metal 10 12/2022 USD 539,563 (37,405)
LME Aluminum Base Metal 21 12/2022 USD 1,135,050 (22,416)
LME Aluminum Base Metal 27 12/2022 USD 1,458,952 (97,703)
LME Aluminum Base Metal 27 12/2022 USD 1,458,675 (96,642)
LME Aluminum Base Metal 31 12/2022 USD 1,674,295 (69,547)
LME Aluminum Base Metal 32 12/2022 USD 1,728,552 (84,167)
LME Aluminum Base Metal 33 12/2022 USD 1,782,825 (79,241)
LME Aluminum Base Metal 112 12/2022 USD 6,043,800 (116,530)
LME Aluminum Base Metal 115 12/2022 USD 6,214,313 84,473
LME Copper Base Metal 2 12/2022 USD 378,105 3,974
LME Copper Base Metal 2 12/2022 USD 379,552 (20,953)
LME Copper Base Metal 2 12/2022 USD 379,647 (18,634)
LME Copper Base Metal 3 12/2022 USD 569,896 (862)
LME Copper Base Metal 3 12/2022 USD 569,753 (8,880)
LME Copper Base Metal 3 12/2022 USD 569,612 (28,221)
LME Copper Base Metal 4 12/2022 USD 756,152 14,141
LME Copper Base Metal 7 12/2022 USD 1,327,069 (28,425)
LME Copper Base Metal 30 12/2022 USD 5,670,690 120,192
LME Copper Base Metal 33 12/2022 USD 6,252,675 (425,809)
LME Lead Base Metal 2 12/2022 USD 95,513 1,107
LME Lead Base Metal 3 12/2022 USD 143,381 (2,908)
LME Lead Base Metal 8 12/2022 USD 382,450 2,429
LME Lead Base Metal 10 12/2022 USD 476,750 15,817
LME Lead Base Metal 12 12/2022 USD 572,550 22,018

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 12 12/2022 USD $ 572,400 $ 5,364
LME Lead Base Metal 16 12/2022 USD 764,500 (5,542)
LME Lead Base Metal 19 12/2022 USD 908,319 14,794
LME Lead Base Metal 19 12/2022 USD 908,319 4,344
LME Lead Base Metal 25 12/2022 USD 1,193,750 18,959
LME Lead Base Metal 31 12/2022 USD 1,478,506 106,675
LME Nickel Base Metal 1 12/2022 USD 126,552 (14,741)
LME Nickel Base Metal 1 12/2022 USD 126,633 (8,640)
LME Nickel Base Metal 6 12/2022 USD 759,312 (121,973)
LME Nickel Base Metal 7 12/2022 USD 885,864 (111,226)
LME Nickel Base Metal 9 12/2022 USD 1,138,968 (184,175)
LME Nickel Base Metal 10 12/2022 USD 1,265,520 (170,805)
LME Nickel Base Metal 18 12/2022 USD 2,278,306 (267,131)
LME Nickel Base Metal 51 12/2022 USD 6,454,152 (918,183)
LME Zinc Base Metal 5 12/2022 USD 374,063 (35,952)
LME Zinc Base Metal 8 12/2022 USD 597,700 (46,410)
LME Zinc Base Metal 19 12/2022 USD 1,420,488 (101,706)
LME Zinc Base Metal 29 12/2022 USD 2,168,330 (108,131)
LME Zinc Base Metal 31 12/2022 USD 2,318,103 (98,739)
LME Zinc Base Metal 34 12/2022 USD 2,524,500 (49,372)
LME Zinc Base Metal 109 12/2022 USD 8,128,675 (724,866)
Milling Wheat No. 2 20 12/2022 EUR 349,633 2,870
Soybean Meal 306 12/2022 USD 12,331,800 (414,201)
Soybean Oil 61 12/2022 USD 2,253,096 (144,090)
White Maize 50 12/2022 ZAR 1,361,326 17,396
Yellow Maize 6 12/2022 ZAR 162,033 430
CBOE Volatility Index 1 1/2023 USD 30,702 410
CBOE Volatility Index 9 2/2023 USD 272,790 1,457
WTI Crude Oil 115 2/2023 JPY 2,777,465 (122,368)
3 Month SARON 3 6/2023 CHF 748,632 (35)
(10,855,253)
Short Contracts
Amsterdam Exchange Index (135) 10/2022 EUR (16,952,464) 1,057,551
Brent Crude Oil (19) 10/2022 USD (1,617,660) 101,544
CAC 40 10 Euro Index (247) 10/2022 EUR (13,951,840) 662,074
CBOE Volatility Index (4) 10/2022 USD (126,064) (18,631)
Hang Seng Index (141) 10/2022 HKD (15,456,804) 455,526
HSCEI (74) 10/2022 HKD (2,787,615) 60,387
IBEX 35 Index (173) 10/2022 EUR (12,484,545) 1,308,298
LME Aluminum Base Metal (4) 10/2022 USD (214,725) 30,263
LME Aluminum Base Metal (7) 10/2022 USD (377,304) 40,926
LME Aluminum Base Metal (11) 10/2022 USD (593,079) 76,943
LME Aluminum Base Metal (13) 10/2022 USD (698,100) 99,390
LME Aluminum Base Metal (25) 10/2022 USD (1,342,188) 173,699
LME Aluminum Base Metal (29) 10/2022 USD (1,565,870) 155,116
LME Aluminum Base Metal (52) 10/2022 USD (2,794,025) 356,971
LME Aluminum Base Metal (64) 10/2022 USD (3,461,792) 374,645
LME Copper Base Metal (3) 10/2022 USD (576,600) (25,003)
LME Copper Base Metal (3) 10/2022 USD (575,531) (17,155)
LME Copper Base Metal (5) 10/2022 USD (958,875) (2,638)
LME Copper Base Metal (5) 10/2022 USD (959,906) (48,594)
LME Copper Base Metal (6) 10/2022 USD (1,150,050) 15,184
LME Copper Base Metal (7) 10/2022 USD (1,345,050) 4,492
LME Copper Base Metal (8) 10/2022 USD (1,536,400) (53,849)
LME Copper Base Metal (10) 10/2022 USD (1,922,000) 30,221
LME Copper Base Metal (11) 10/2022 USD (2,113,375) (32,828)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (12) 10/2022 USD $ (2,306,400) $ (120,542)
LME Lead Base Metal (1) 10/2022 USD (47,791) 2,456
LME Lead Base Metal (5) 10/2022 USD (239,134) 11,728
LME Lead Base Metal (8) 10/2022 USD (382,934) 13,405
LME Lead Base Metal (9) 10/2022 USD (429,638) 24,750
LME Lead Base Metal (19) 10/2022 USD (909,354) 5,446
LME Lead Base Metal (22) 10/2022 USD (1,052,585) 44,607
LME Lead Base Metal (32) 10/2022 USD (1,530,408) 53,170
LME Lead Base Metal (33) 10/2022 USD (1,579,644) 30,669
LME Lead Base Metal (37) 10/2022 USD (1,770,589) 19,140
LME Lead Base Metal (39) 10/2022 USD (1,864,902) 58,670
LME Nickel Base Metal (2) 10/2022 USD (252,144) 6,660
LME Nickel Base Metal (8) 10/2022 USD (1,008,576) 19,986
LME Nickel Base Metal (11) 10/2022 USD (1,386,792) (54,775)
LME Nickel Base Metal (13) 10/2022 USD (1,639,232) (3,071)
LME Zinc Base Metal (7) 10/2022 USD (527,835) (6,843)
LME Zinc Base Metal (7) 10/2022 USD (527,520) (7,960)
LME Zinc Base Metal (9) 10/2022 USD (679,118) (22,819)
LME Zinc Base Metal (12) 10/2022 USD (905,430) (8,656)
LME Zinc Base Metal (15) 10/2022 USD (1,131,413) (5,514)
LME Zinc Base Metal (17) 10/2022 USD (1,282,013) 15,737
LME Zinc Base Metal (36) 10/2022 USD (2,716,650) 17,444
MSCI Singapore Index (372) 10/2022 SGD (7,269,055) 31,063
Natural Gas (5) 10/2022 GBP (591,029) 134,734
OMXS30 Index (595) 10/2022 SEK (9,811,537) 492,604
Rapeseed (35) 10/2022 EUR (1,085,650) (61,108)
RBOB Gasoline (73) 10/2022 USD (7,265,807) 129,509
SGX FTSE China A50 Index (580) 10/2022 USD (7,491,280) 54,078
SGX FTSE Taiwan Index (198) 10/2022 USD (9,246,600) 213,362
SGX NIFTY 50 Index (85) 10/2022 USD (2,904,960) (26,006)
WTI Crude Oil (145) 10/2022 USD (11,526,050) 800,550
Canola (485) 11/2022 CAD (5,982,843) (189,817)
CBOE Volatility Index (4) 11/2022 USD (124,287) (14,603)
Feeder Cattle (89) 11/2022 USD (7,770,813) 405,913
LME Aluminum Base Metal (1) 11/2022 USD (53,747) 6,474
LME Aluminum Base Metal (3) 11/2022 USD (161,381) 20,860
LME Aluminum Base Metal (3) 11/2022 USD (161,594) 17,647
LME Aluminum Base Metal (5) 11/2022 USD (269,383) 32,958
LME Aluminum Base Metal (12) 11/2022 USD (647,364) 64,186
LME Aluminum Base Metal (13) 11/2022 USD (699,634) 81,896
LME Aluminum Base Metal (14) 11/2022 USD (752,196) 103,863
LME Aluminum Base Metal (14) 11/2022 USD (753,288) 92,015
LME Aluminum Base Metal (28) 11/2022 USD (1,508,150) 245,647
LME Aluminum Base Metal (30) 11/2022 USD (1,614,938) 207,333
LME Aluminum Base Metal (48) 11/2022 USD (2,580,300) 318,055
LME Aluminum Base Metal (95) 11/2022 USD (5,112,188) 777,532
LME Copper Base Metal (1) 11/2022 USD (190,900) 8,880
LME Copper Base Metal (3) 11/2022 USD (573,075) 40,117
LME Copper Base Metal (5) 11/2022 USD (957,875) 28,112
LME Copper Base Metal (6) 11/2022 USD (1,142,907) 58,577
LME Copper Base Metal (7) 11/2022 USD (1,332,898) 81,584
LME Copper Base Metal (8) 11/2022 USD (1,531,200) 24,479
LME Copper Base Metal (14) 11/2022 USD (2,662,825) 67,514
LME Copper Base Metal (15) 11/2022 USD (2,859,375) 155,736
LME Copper Base Metal (16) 11/2022 USD (3,057,400) 135,758
LME Lead Base Metal (1) 11/2022 USD (47,785) 3,691

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (3) 11/2022 USD $ (143,475) $ 20,167
LME Lead Base Metal (3) 11/2022 USD (143,414) 18,128
LME Lead Base Metal (8) 11/2022 USD (382,564) 47,715
LME Lead Base Metal (8) 11/2022 USD (381,950) 25,669
LME Lead Base Metal (13) 11/2022 USD (620,750) 29,629
LME Lead Base Metal (19) 11/2022 USD (907,540) 56,134
LME Lead Base Metal (23) 11/2022 USD (1,098,538) 26,954
LME Lead Base Metal (23) 11/2022 USD (1,098,704) 80,274
LME Lead Base Metal (23) 11/2022 USD (1,099,256) 27,290
LME Lead Base Metal (26) 11/2022 USD (1,243,210) 171,772
LME Lead Base Metal (32) 11/2022 USD (1,529,512) 200,004
LME Lead Base Metal (32) 11/2022 USD (1,529,224) 146,692
LME Lead Base Metal (33) 11/2022 USD (1,575,948) 108,385
LME Nickel Base Metal (3) 11/2022 USD (379,349) 9,221
LME Nickel Base Metal (3) 11/2022 USD (378,979) 30,872
LME Nickel Base Metal (5) 11/2022 USD (631,101) 98,394
LME Nickel Base Metal (5) 11/2022 USD (631,693) 31,293
LME Nickel Base Metal (10) 11/2022 USD (1,263,225) 150,946
LME Zinc Base Metal (1) 11/2022 USD (75,025) 17,862
LME Zinc Base Metal (2) 11/2022 USD (150,250) 26,738
LME Zinc Base Metal (4) 11/2022 USD (301,200) 41,543
LME Zinc Base Metal (8) 11/2022 USD (599,150) 96,543
LME Zinc Base Metal (8) 11/2022 USD (602,600) 53,776
LME Zinc Base Metal (9) 11/2022 USD (674,888) 125,278
LME Zinc Base Metal (10) 11/2022 USD (748,750) 125,783
LME Zinc Base Metal (13) 11/2022 USD (974,350) 157,530
LME Zinc Base Metal (17) 11/2022 USD (1,278,825) 250,423
LME Zinc Base Metal (20) 11/2022 USD (1,506,375) 132,066
LME Zinc Base Metal (25) 11/2022 USD (1,882,894) 217,683
LME Zinc Base Metal (32) 11/2022 USD (2,408,000) 419,906
Milk (2) 11/2022 USD (82,520) 370
Milk (4) 11/2022 USD (174,000) (15,330)
Mont Belvieu (120) 11/2022 USD (4,378,500) 636,406
Natural Gas (90) 11/2022 USD (3,694,950) 397,389
Robusta Coffee (89) 11/2022 USD (1,916,170) 59,994
Rough Rice (10) 11/2022 USD (343,400) 2,575
SGX Iron Ore (442) 11/2022 USD (4,165,408) 84,803
Soybean (200) 11/2022 USD (13,647,500) 546,708
100 oz Gold (229) 12/2022 USD (38,288,800) 1,637,418
Australia 10 Year Bond (582) 12/2022 AUD (43,616,520) 914,762
Australia 3 Year Bond (1,812) 12/2022 AUD (123,646,241) 899,238
Canada 10 Year Bond (630) 12/2022 CAD (56,311,652) 848,750
CBOE Volatility Index (3) 12/2022 USD (90,143) (9,616)
Cocoa (14) 12/2022 GBP (303,255) (26,305)
Cocoa (150) 12/2022 USD (3,531,000) (1,732)
Copper (133) 12/2022 USD (11,346,563) 171,809
Corn (479) 12/2022 USD (16,226,125) (374,388)
Cotton No. 2 (52) 12/2022 USD (2,218,840) 252,453
Crude Palm Oil (133) 12/2022 MYR (2,449,472) 239,443
DAX Index (64) 12/2022 EUR (19,027,083) 1,434,959
DJIA CBOT E-Mini Index (195) 12/2022 USD (28,080,975) 2,507,830
ECX Emission (43) 12/2022 EUR (2,812,146) 223,003
EURO STOXX 50 Index (536) 12/2022 EUR (17,413,920) 868,220
Euro-Bobl (575) 12/2022 EUR (67,369,862) 1,071,405
Euro-BTP (257) 12/2022 EUR (28,285,321) 1,043,203
Euro-Bund (368) 12/2022 EUR (49,893,483) 1,567,226

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Euro-Buxl (140) 12/2022 EUR $ (20,089,849) $ 1,592,342
Euro-OAT (333) 12/2022 EUR (43,079,078) 1,859,569
Euro-Schatz (1,597) 12/2022 EUR (167,587,349) 919,985
FTSE 100 Index (210) 12/2022 GBP (16,212,808) 1,137,918
FTSE/JSE Top 40 Index (104) 12/2022 ZAR (3,321,737) 141,637
FTSE/MIB Index (133) 12/2022 EUR (13,379,432) 1,210,770
Japan 10 Year Bond (12) 12/2022 JPY (12,312,582) (17,678)
KOSPI 200 Index (401) 12/2022 KRW (19,791,440) 1,769,331
Live Cattle (21) 12/2022 USD (1,235,220) 13,393
LME Aluminum Base Metal (5) 12/2022 USD (270,228) 17,008
LME Aluminum Base Metal (7) 12/2022 USD (378,294) 23,135
LME Aluminum Base Metal (9) 12/2022 USD (486,349) 35,229
LME Aluminum Base Metal (10) 12/2022 USD (539,563) 36,161
LME Aluminum Base Metal (21) 12/2022 USD (1,135,050) 37,344
LME Aluminum Base Metal (27) 12/2022 USD (1,458,675) 87,359
LME Aluminum Base Metal (27) 12/2022 USD (1,458,952) 92,372
LME Aluminum Base Metal (31) 12/2022 USD (1,674,295) 64,802
LME Aluminum Base Metal (32) 12/2022 USD (1,728,552) 85,986
LME Aluminum Base Metal (112) 12/2022 USD (6,043,800) 58,505
LME Aluminum Base Metal (115) 12/2022 USD (6,214,313) (86,308)
LME Aluminum Base Metal (682) 12/2022 USD (36,845,050) 2,033,832
LME Copper Base Metal (2) 12/2022 USD (378,105) (360)
LME Copper Base Metal (2) 12/2022 USD (379,552) 19,963
LME Copper Base Metal (2) 12/2022 USD (379,647) 18,026
LME Copper Base Metal (3) 12/2022 USD (569,896) 2,738
LME Copper Base Metal (3) 12/2022 USD (569,612) 25,274
LME Copper Base Metal (3) 12/2022 USD (569,753) 10,129
LME Copper Base Metal (4) 12/2022 USD (756,152) (15,831)
LME Copper Base Metal (7) 12/2022 USD (1,327,069) 25,642
LME Copper Base Metal (30) 12/2022 USD (5,670,690) (73,327)
LME Copper Base Metal (68) 12/2022 USD (12,884,300) 72,565
LME Lead Base Metal (2) 12/2022 USD (95,513) (1,029)
LME Lead Base Metal (3) 12/2022 USD (143,381) 3,611
LME Lead Base Metal (8) 12/2022 USD (382,450) (1,322)
LME Lead Base Metal (10) 12/2022 USD (476,750) (19,276)
LME Lead Base Metal (12) 12/2022 USD (572,550) (24,633)
LME Lead Base Metal (12) 12/2022 USD (572,400) (3,632)
LME Lead Base Metal (16) 12/2022 USD (764,500) 4,926
LME Lead Base Metal (19) 12/2022 USD (908,319) (13,314)
LME Lead Base Metal (19) 12/2022 USD (908,319) (10,881)
LME Lead Base Metal (31) 12/2022 USD (1,478,506) (113,558)
LME Lead Base Metal (233) 12/2022 USD (11,125,750) 96,071
LME Nickel Base Metal (1) 12/2022 USD (126,633) 8,488
LME Nickel Base Metal (1) 12/2022 USD (126,552) 11,865
LME Nickel Base Metal (6) 12/2022 USD (759,312) 102,870
LME Nickel Base Metal (7) 12/2022 USD (885,864) 138,075
LME Nickel Base Metal (9) 12/2022 USD (1,138,968) 174,285
LME Nickel Base Metal (10) 12/2022 USD (1,265,520) 180,751
LME Nickel Base Metal (18) 12/2022 USD (2,278,306) 307,700
LME Nickel Base Metal (32) 12/2022 USD (4,049,664) 156,140
LME Zinc Base Metal (5) 12/2022 USD (374,063) 33,144
LME Zinc Base Metal (8) 12/2022 USD (597,700) 50,276
LME Zinc Base Metal (19) 12/2022 USD (1,420,488) 91,579
LME Zinc Base Metal (29) 12/2022 USD (2,168,330) 108,689
LME Zinc Base Metal (31) 12/2022 USD (2,318,103) 97,112
LME Zinc Base Metal (34) 12/2022 USD (2,524,500) 75,125

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (84) 12/2022 USD $ (6,264,300) $ 347,340
Long Gilt (262) 12/2022 GBP (28,244,360) 3,312,532
MSCI EAFE E-Mini Index (228) 12/2022 USD (18,930,840) 2,138,606
MSCI Emerging Markets E-Mini Index (429) 12/2022 USD (18,693,675) 2,404,168
NASDAQ 100 E-Mini Index (74) 12/2022 USD (16,332,540) 1,505,643
Nikkei 225 Index (13) 12/2022 JPY (2,329,994) 30,514
Palladium (6) 12/2022 USD (1,309,320) (92,738)
Russell 2000 E-Mini Index (216) 12/2022 USD (18,033,840) 1,525,834
S&P 500 E-Mini Index (109) 12/2022 USD (19,628,175) 1,717,012
S&P Midcap 400 E-Mini Index (64) 12/2022 USD (14,132,480) 1,751,267
S&P/TSX 60 Index (71) 12/2022 CAD (11,472,255) 500,560
Silver (103) 12/2022 USD (9,805,085) (165,946)
SPI 200 Index (159) 12/2022 AUD (16,440,508) 1,032,092
TOPIX Index (26) 12/2022 JPY (3,298,280) 149,422
U.S. Treasury 10 Year Note (623) 12/2022 USD (69,814,938) 2,871,067
U.S. Treasury 2 Year Note (1,012) 12/2022 USD (207,784,155) 3,398,467
U.S. Treasury 5 Year Note (1,025) 12/2022 USD (110,131,445) 3,622,161
U.S. Treasury Long Bond (329) 12/2022 USD (41,628,781) 2,573,533
U.S. Treasury Ultra Bond (221) 12/2022 USD (30,207,938) 2,316,501
Wheat (48) 12/2022 ZAR (943,425) (20,485)
Wheat (172) 12/2022 USD (7,924,900) (998,212)
Platinum (70) 1/2023 USD (3,006,850) 109,803
Rapeseed (52) 1/2023 EUR (1,622,522) (34,809)
Robusta Coffee (7) 1/2023 USD (150,220) 658
Rubber (21) 2/2023 JPY (164,251) (5,819)
Sugar No. 11 (225) 2/2023 USD (4,455,360) 88,702
3 Month Canadian Bankers Acceptance (845) 3/2023 CAD (146,094,129) 696,101
3 Month Euro Euribor (91) 3/2023 EUR (21,662,927) 733,521
3 Month Euro Euribor (143) 3/2023 EUR (34,041,743) 56,481
90-Day New Zealand Bill (184) 3/2023 NZD (101,751,240) 91,301
ASX 90 Day Bank Accepted Bill (416) 3/2023 AUD (263,386,213) 71,540
Rubber (41) 3/2023 JPY (323,371) (429)
3 Month Canadian Bankers Acceptance (817) 6/2023 CAD (141,334,464) 756,487
3 Month Euro Euribor (91) 6/2023 EUR (21,602,728) 788,106
3 Month Euro Euribor (100) 6/2023 EUR (23,739,261) 58,150
3 Month SOFR (89) 6/2023 USD (21,262,100) 174,228
3 Month SONIA (181) 6/2023 GBP (47,623,816) 762,333
90-Day Australian Bank Bill (427) 6/2023 AUD (270,278,189) 128,049
90-Day New Zealand Bill (177) 6/2023 NZD (97,832,596) 161,891
3 Month Canadian Bankers Acceptance (805) 9/2023 CAD (139,426,105) 721,053
3 Month Euro Euribor (90) 9/2023 EUR (21,355,412) 785,099
3 Month Euro Euribor (126) 9/2023 EUR (29,897,577) 95,745
3 Month SARON (6) 9/2023 CHF (1,495,895) 1,591
3 Month SOFR (115) 9/2023 USD (27,482,125) 203,443
3 Month SONIA (195) 9/2023 GBP (51,282,932) 1,051,217
90-Day Australian Bank Bill (381) 9/2023 AUD (241,179,223) 74,224
90-Day New Zealand Bill (177) 9/2023 NZD (97,837,362) 89,562
3 Month Canadian Bankers Acceptance (774) 12/2023 CAD (134,267,021) 105,826
3 Month Euro Euribor (241) 12/2023 EUR (57,223,429) 490,879
3 Month SARON (13) 12/2023 CHF (3,242,095) 2,597
3 Month SOFR (119) 12/2023 USD (28,455,875) 243,745
3 Month SONIA (3) 12/2023 GBP (789,387) 38,813
3 Month SONIA (197) 12/2023 GBP (51,836,406) 1,081,718
90-Day Australian Bank Bill (379) 12/2023 AUD (239,924,900) 54,655
3 Month Euro Euribor (250) 3/2024 EUR (59,381,842) 459,000
3 Month SARON (2) 3/2024 CHF (498,936) (1,260)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month SOFR (126) 3/2024 USD $ (30,159,675) $ 289,714
3 Month SONIA (32) 3/2024 GBP (8,425,486) 409,094
3 Month SONIA (168) 3/2024 GBP (44,233,803) 882,164
3 Month Euro Euribor (266) 6/2024 EUR (63,195,315) 524,537
3 Month SOFR (129) 6/2024 USD (30,930,975) 292,571
3 Month SONIA (197) 6/2024 GBP (51,899,645) 1,185,730
3 Month Euro Euribor (286) 9/2024 EUR (67,971,368) 367,324
3 Month SOFR (125) 9/2024 USD (30,023,438) 243,472
3 Month SONIA (195) 9/2024 GBP (51,408,125) 1,195,532
3 Month SOFR (126) 12/2024 USD (30,303,000) 165,757
3 Month SONIA (204) 12/2024 GBP (53,832,058) 964,380
86,591,063
$ 75,735,810
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 67,269,000 USD 65,490,482 CITI 12/21/2022 $ 854,309
EUR 67,269,000 USD 65,490,563 JPMC 12/21/2022 854,227
GBP 2,519,500 USD 2,738,782 CITI 12/21/2022 77,811
GBP 2,519,500 USD 2,738,785 JPMC 12/21/2022 77,808
JPY 520,000,000 USD 3,624,831 CITI 12/21/2022 1,162
JPY 520,000,000 USD 3,624,835 JPMC 12/21/2022 1,157
MXN 72,792,095 USD 3,550,797 CITI 12/21/2022 11,940
MXN 72,792,091 USD 3,550,801 JPMC 12/21/2022 11,935
USD 2,463,385 AUD 3,786,500 CITI 12/21/2022 37,901
USD 2,463,382 AUD 3,786,500 JPMC 12/21/2022 37,898
USD 6,238,525 BRL 32,936,497 CITI
**
12/21/2022 241,833
USD 6,238,517 BRL 32,936,495 JPMC
**
12/21/2022 241,825
USD 41,527,349 CAD 55,239,000 CITI 12/21/2022 1,522,821
USD 41,527,298 CAD 55,239,000 JPMC 12/21/2022 1,522,770
USD 1,801,542 CHF 1,717,500 CITI 12/21/2022 46,378
USD 1,801,540 CHF 1,717,500 JPMC 12/21/2022 46,376
USD 5,463,794 CLP 5,042,268,831 CITI
**
12/21/2022 331,974
USD 5,463,787 CLP 5,042,268,825 JPMC
**
12/21/2022 331,967
USD 8,466,642 CZK 209,066,500 CITI 12/21/2022 188,348
USD 8,466,631 CZK 209,066,500 JPMC 12/21/2022 188,338
USD 285,524,714 EUR 284,018,961 CITI 12/21/2022 5,407,890
USD 285,524,351 EUR 284,018,955 JPMC 12/21/2022 5,407,533
USD 21,288,989 GBP 18,534,500 CITI 12/21/2022 568,950
USD 21,288,963 GBP 18,534,500 JPMC 12/21/2022 568,923
USD 7,463,011 HUF 3,074,584,862 CITI 12/21/2022 498,034
USD 7,463,002 HUF 3,074,584,856 JPMC 12/21/2022 498,025
USD 25,773,515 INR 2,074,408,854 CITI
**
12/21/2022 537,290
USD 25,773,483 INR 2,074,408,850 JPMC
**
12/21/2022 537,257
USD 366,599,345 JPY 50,524,482,225 CITI 12/21/2022 14,288,998
USD 366,598,887 JPY 50,524,482,215 JPMC 12/21/2022 14,288,540
USD 17,962,897 KRW 24,164,419,583 CITI
**
12/21/2022 1,155,987
USD 17,962,874 KRW 24,164,419,577 JPMC
**
12/21/2022 1,155,964
USD 44,734,411 NOK 459,286,000 CITI 12/21/2022 2,470,851
USD 44,734,355 NOK 459,286,000 JPMC 12/21/2022 2,470,796

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 105,653,443 NZD 176,554,532 CITI 12/21/2022 $ 6,799,113
USD 105,653,309 NZD 176,554,530 JPMC 12/21/2022 6,798,980
USD 14,869,106 PHP 845,753,097 CITI
**
12/21/2022 577,686
USD 14,869,087 PHP 845,753,095 JPMC
**
12/21/2022 577,667
USD 34,045,816 PLN 164,428,492 CITI 12/21/2022 1,322,834
USD 34,045,774 PLN 164,428,492 JPMC 12/21/2022 1,322,791
USD 49,475,836 SEK 531,928,000 CITI 12/21/2022 1,296,714
USD 49,475,774 SEK 531,928,000 JPMC 12/21/2022 1,296,652
USD 929,952 SGD 1,303,503 CITI 12/21/2022 21,385
USD 929,947 SGD 1,303,497 JPMC 12/21/2022 21,384
USD 8,035,396 TWD 242,972,029 CITI
**
12/21/2022 384,226
USD 8,035,386 TWD 242,972,020 JPMC
**
12/21/2022 384,216
USD 21,888,401 ZAR 378,726,500 CITI 12/21/2022 1,111,046
USD 21,888,373 ZAR 378,726,500 JPMC 12/21/2022 1,111,019
ZAR 40,000,000 USD 2,182,202 CITI 12/21/2022 12,242
ZAR 40,000,000 USD 2,182,205 JPMC 12/21/2022 12,239
Total unrealized appreciation 79,534,010
AUD 277,742,546 USD 189,813,245 CITI 12/21/2022 (11,902,202)
AUD 277,742,542 USD 189,813,479 JPMC 12/21/2022 (11,902,439)
BRL 3,708,000 USD 700,290 CITI
**
12/21/2022 (25,181)
BRL 3,708,000 USD 700,291 JPMC
**
12/21/2022 (25,181)
CAD 150,465,484 USD 115,353,401 CITI 12/21/2022 (6,385,087)
CAD 150,465,475 USD 115,353,538 JPMC 12/21/2022 (6,385,231)
CHF 6,570,000 USD 6,847,263 CITI 12/21/2022 (133,185)
CHF 6,570,000 USD 6,847,271 JPMC 12/21/2022 (133,193)
COP 9,108,711,188 USD 2,025,509 CITI
**
12/21/2022 (78,622)
COP 9,108,711,188 USD 2,025,511 JPMC
**
12/21/2022 (78,624)
EUR 142,286,500 USD 143,255,717 CITI 12/21/2022 (2,924,090)
EUR 142,286,500 USD 143,255,896 JPMC 12/21/2022 (2,924,269)
GBP 55,215,493 USD 65,034,421 CITI 12/21/2022 (3,308,061)
GBP 55,215,491 USD 65,034,500 JPMC 12/21/2022 (3,308,142)
IDR 60,499,548,356 USD 4,055,363 CITI
**
12/21/2022 (118,416)
IDR 60,499,548,356 USD 4,055,368 JPMC
**
12/21/2022 (118,421)
ILS 12,513,000 USD 3,758,231 CITI 12/21/2022 (224,240)
ILS 12,513,000 USD 3,758,236 JPMC 12/21/2022 (224,245)
JPY 9,001,242,500 USD 63,640,909 CITI 12/21/2022 (874,687)
JPY 9,001,242,500 USD 63,640,988 JPMC 12/21/2022 (874,766)
KRW 2,550,000,000 USD 1,833,919 CITI
**
12/21/2022 (60,335)
KRW 2,550,000,000 USD 1,833,921 JPMC
**
12/21/2022 (60,338)
MXN 24,264,031 USD 1,191,683 CITI 12/21/2022 (4,105)
MXN 24,264,031 USD 1,191,685 JPMC 12/21/2022 (4,106)
NOK 918,496,505 USD 93,206,687 CITI 12/21/2022 (8,686,515)
NOK 918,496,499 USD 93,206,803 JPMC 12/21/2022 (8,686,632)
PLN 68,043,000 USD 14,415,199 CITI 12/21/2022 (873,933)
PLN 68,043,000 USD 14,415,217 JPMC 12/21/2022 (873,951)
SEK 532,052,625 USD 50,522,326 CITI 12/21/2022 (2,331,917)
SEK 532,052,624 USD 50,522,389 JPMC 12/21/2022 (2,331,980)
SGD 48,895,501 USD 34,799,149 CITI 12/21/2022 (718,016)
SGD 48,895,499 USD 34,799,191 JPMC 12/21/2022 (718,059)
USD 1,655,180 CZK 42,500,000 CITI 12/21/2022 (27,670)
USD 1,655,178 CZK 42,500,000 JPMC 12/21/2022 (27,672)
USD 12,862,139 GBP 11,968,000 CITI 12/21/2022 (517,097)
USD 12,862,123 GBP 11,968,000 JPMC 12/21/2022 (517,113)
USD 9,484,188 INR 780,000,000 CITI
**
12/21/2022 (4,904)
USD 9,484,176 INR 780,000,000 JPMC
**
12/21/2022 (4,915)
USD 11,733,565 PLN 59,305,500 CITI 12/21/2022 (68,848)
USD 11,733,550 PLN 59,305,500 JPMC 12/21/2022 (68,862)
USD 263,431 SEK 3,000,001 CITI 12/21/2022 (8,293)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 263,430 SEK 2,999,999 JPMC 12/21/2022 $ (8,293)
ZAR 159,874,056 USD 9,134,702 CITI 12/21/2022 (363,834)
ZAR 159,874,048 USD 9,134,713 JPMC 12/21/2022 (363,846)
Total unrealized depreciation (79,279,516)
Net unrealized appreciation $ 254,494
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HIBOR plus
or minus a specified spread
(-0.75% to 0.23%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 09/30/2024 $14,415,283 $262,857 $(159,497) $103,360
MLIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the NIBOR plus
or minus a specified spread
(-0.35% to 0.30%), which is
denominated in NOK based
on the local currencies of the
positions within the swap.
24-25 months
maturity ranging
from 09/25/2023
- 10/25/2024 $11,170,958 $411,494 $(55,209) $356,285
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.55% to 0.23%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
24 months
maturity ranging
from 09/18/2023
- 09/30/2024 $5,334,410 $(65,350) $135,929 $70,579

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.08% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/24/2026
- 10/01/2027 $187,865,096 $(656,211) $(417,344) $(1,073,555)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Bandai Namco Holdings, Inc. 19,700 1,283,815 (66,199) 6.2
Hoya Corp. 15,800 1,522,466 (99,236) 9.2
IHI Corp. 53,500 1,144,275 (152,644) 14.2
Inpex Corp. 299,500 2,793,462 (246,266) 22.9
Japan Post Holdings Co. Ltd. 167,600 1,110,386 (25,862) 2.4
Japan Tobacco, Inc. 142,500 2,341,668 (8,178) 0.8
Marubeni Corp. 169,800 1,481,589 (173,823) 16.2
MISUMI Group, Inc. 53,600 1,154,138 (116,145) 10.8
Mitsubishi Heavy Industries Ltd. 45,400 1,509,971 (148,594) 13.8
Mitsubishi Motors Corp. 401,300 1,440,675 (248,287) 23.1
NGK Spark Plug Co. Ltd. 63,100 1,119,114 (175,323) 16.3
Nissin Foods Holdings Co. Ltd. 17,200 1,195,570 26,806 (2.5)
Olympus Corp. 100,200 1,927,621 (120,563) 11.2
Osaka Gas Co. Ltd. 75,800 1,142,760 (72,426) 6.7
Recruit Holdings Co. Ltd. 59,300 1,708,175 (62,724) 5.8
Shin-Etsu Chemical Co. Ltd. 17,900 1,771,327 (229,360) 21.4
Sompo Holdings, Inc. 31,200 1,248,354 (63,413) 5.9
Square Enix Holdings Co. Ltd. 32,000 1,379,239 (11,488) 1.1
Sumitomo Corp. 89,100 1,100,775 (98,470) 9.2
Yakult Honsha Co. Ltd. 26,200 1,521,298 58,668 (5.5)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (98,900) (1,846,810) (22,972) 2.1
ANA Holdings, Inc. (117,400) (2,208,543) (71,122) 6.6
Asahi Kasei Corp. (187,100) (1,239,971) 66,741 (6.2)
Central Japan Railway Co. (16,900) (1,983,908) (97,503) 9.1
Daikin Industries Ltd. (10,500) (1,615,625) 181,773 (16.9)
Daiwa Securities Group, Inc. (350,300) (1,374,893) 84,486 (7.9)
East Japan Railway Co. (25,000) (1,282,112) (71,064) 6.6
Hitachi Ltd. (41,200) (1,753,311) 134,245 (12.5)
Isuzu Motors Ltd. (97,400) (1,076,995) 98,456 (9.2)
ITOCHU Corp. (46,100) (1,112,758) 102,731 (9.6)
JFE Holdings, Inc. (141,800) (1,316,672) 135,325 (12.6)
JSR Corp. (70,700) (1,340,665) 163,723 (15.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Kao Corp. (46,400) (1,888,033) 34,908 (3.3)
KDDI Corp. (37,300) (1,090,513) 38,545 (3.6)
Kose Corp. (11,200) (1,154,769) (86,849) 8.1
Kubota Corp. (108,500) (1,507,813) 123,541 (11.5)
Mizuho Financial Group, Inc. (207,500) (2,246,111) 50,922 (4.7)
Nippon Steel Corp. (103,700) (1,439,176) 193,026 (18.0)
Nomura Holdings, Inc. (730,100) (2,418,733) 96,412 (9.0)
Rakuten Group, Inc. (468,300) (2,004,085) 124,993 (11.6)
Sekisui House Ltd. (112,200) (1,858,289) 103,447 (9.6)
Seven & i Holdings Co. Ltd. (37,300) (1,498,342) 14,482 (1.3)
Skylark Holdings Co. Ltd. (116,600) (1,242,517) (32,449) 3.0
SoftBank Corp. (176,000) (1,757,524) 92,223 (8.6)
SoftBank Group Corp. (37,000) (1,253,971) 152,095 (14.2)
Sony Group Corp. (16,800) (1,082,163) 159,293 (14.8)
Sumitomo Electric Industries Ltd. (105,800) (1,074,031) 78,960 (7.4)
Sumitomo Mitsui Financial Group, Inc. (89,700) (2,486,617) 126,087 (11.7)
Takeda Pharmaceutical Co. Ltd. (63,200) (1,641,165) 56,768 (5.3)
West Japan Railway Co. (34,400) (1,314,909) (44,013) 4.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.69% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 10/01/2027 $825,139,053 $5,217,501 $(845,921) $4,371,580
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
NXP Semiconductors NV 14,503 2,139,338 (129,970) (3.0)
United States
Accenture plc 9,654 2,483,974 (320,995) (7.3)
Alphabet, Inc. 30,610 2,927,846 (209,826) (4.8)
Apple, Inc. 31,548 4,359,934 (315,059) (7.2)
Automatic Data Processing, Inc. 8,915 2,016,484 (161,451) (3.7)
Booking Holdings, Inc. 1,648 2,708,010 (297,649) (6.8)
Broadcom, Inc. 4,946 2,196,073 (74,992) (1.7)
Cheniere Energy, Inc. 14,324 2,376,495 66,750 1.5
Chubb Ltd. 13,116 2,385,538 (172,082) (3.9)
Cisco Systems, Inc. 78,495 3,139,800 (194,704) (4.5)
Coca-Cola Co. (The) 51,422 2,880,660 (288,842) (6.6)
CVS Health Corp. 21,741 2,073,439 (147,404) (3.4)
Emerson Electric Co. 29,250 2,141,685 (336,083) (7.7)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Exxon Mobil Corp. 41,057 3,584,687 (231,798) (5.3)
Gartner, Inc. 7,627 2,110,315 (183,971) (4.2)
Home Depot, Inc. (The) 9,579 2,643,229 (139,797) (3.2)
Keysight Technologies, Inc. 15,303 2,408,080 (206,735) (4.7)
Mastercard, Inc. 11,048 3,141,388 (233,754) (5.3)
McKesson Corp. 7,005 2,380,789 (123,713) (2.8)
Microsoft Corp. 17,256 4,018,922 (336,872) (7.7)
Philip Morris International, Inc. 24,266 2,014,321 (226,410) (5.2)
Tesla, Inc. 10,176 2,699,184 (332,870) (7.6)
Ulta Beauty, Inc. 5,468 2,193,707 (199,829) (4.6)
Union Pacific Corp. 15,526 3,024,775 (400,616) (9.2)
Wells Fargo & Co. 50,831 2,044,423 (159,041) (3.6)
Short Positions
Common Stocks
United States
3M Co. (21,373) (2,361,716) 120,138 2.7
Allstate Corp. (The) (20,304) (2,528,457) 34,090 0.8
Atmos Energy Corp. (23,891) (2,433,298) 348,965 8.0
Becton Dickinson and Co. (9,759) (2,174,598) 352,402 8.1
DR Horton, Inc. (36,045) (2,427,631) 168,088 3.8
Honeywell International, Inc. (13,979) (2,334,074) 345,561 7.9
Hormel Foods Corp. (45,500) (2,067,520) 57,959 1.3
Huntington Bancshares, Inc. (167,511) (2,207,795) 160,811 3.7
Illinois Tool Works, Inc. (16,252) (2,935,924) 420,277 9.6
International Business Machines Corp. (27,181) (3,229,375) 264,235 6.0
Kinder Morgan, Inc. (127,773) (2,126,143) 213,381 4.9
M&T Bank Corp. (13,767) (2,427,397) 58,293 1.3
McCormick & Co., Inc. (Non-Voting) (34,704) (2,473,354) 246,157 5.6
Monster Beverage Corp. (24,133) (2,098,606) 81,292 1.9
New York Community Bancorp, Inc. (240,029) (2,047,447) 250,640 5.7
Northrop Grumman Corp. (4,357) (2,049,184) 26,950 0.6
Paramount Global (112,143) (2,135,203) 497,878 11.4
PepsiCo, Inc. (16,268) (2,655,914) 79,083 1.8
PerkinElmer, Inc. (18,988) (2,284,826) 298,527 6.8
Principal Financial Group, Inc. (36,670) (2,645,740) 225,154 5.2
Stanley Black & Decker, Inc. (32,078) (2,412,586) 263,924 6.0
Texas Instruments, Inc. (13,212) (2,044,953) 183,759 4.2
T-Mobile US, Inc. (17,843) (2,393,995) 117,780 2.7
United Parcel Service, Inc. (17,896) (2,890,920) 634,739 14.5
Visa, Inc. (17,177) (3,051,494) 407,656 9.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-0.55% to 0.35%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
09/18/2023
- 09/30/2024 $71,030,040 $615,763 $84,684 $700,447

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 152,531 1,348,909 (3,362) (0.5)
ALS Ltd. 98,330 637,076 (12,648) (1.8)
Aristocrat Leisure Ltd. 73,269 1,544,994 (7,694) (1.1)
Atlas Arteria Ltd. 130,651 520,260 (6,237) (0.9)
Aurizon Holdings Ltd. 547,417 1,210,696 (11,346) (1.6)
BHP Group Ltd. 123,100 3,060,036 122,024 17.4
BlueScope Steel Ltd. 75,857 736,696 17,601 2.5
Brambles Ltd. 69,891 511,284 (6,409) (0.9)
Computershare Ltd. 47,192 752,716 4,610 0.7
IGO Ltd. 88,395 777,567 5,746 0.8
Incitec Pivot Ltd. 849,960 1,932,702 103,812 14.8
JB Hi-Fi Ltd. 58,669 1,419,819 (38,504) (5.5)
Origin Energy Ltd. 574,327 1,905,599 (4,716) (0.7)
Pilbara Minerals Ltd. 643,792 1,857,493 41,448 5.9
Qantas Airways Ltd. 341,751 1,096,721 (14,993) (2.1)
Qube Holdings Ltd. 336,634 534,487 (5,986) (0.9)
Ramsay Health Care Ltd. 22,418 822,909 (24,279) (3.5)
Santos Ltd. 230,978 1,067,013 50,527 7.2
Sonic Healthcare Ltd. 70,386 1,372,893 24,472 3.5
South32 Ltd. 649,239 1,541,235 50,359 7.2
Suncorp Group Ltd. 107,028 690,647 8,781 1.3
Telstra Corp. Ltd. 1,120,990 2,767,982 66,899 9.6
United States
James Hardie Industries plc 57,973 1,138,738 (14,526) (2.1)
Short Positions
Common Stocks
Australia
APA Group (118,904) (731,610) 19,072 2.7
carsales.com Ltd. (85,756) (1,022,922) 74,155 10.6
Commonwealth Bank of Australia (47,816) (2,781,694) 81,415 11.6
CSL Ltd. (30,505) (5,547,858) 18,997 2.7
Domino's Pizza Enterprises Ltd. (42,536) (1,401,412) 66,250 9.5
Endeavour Group Ltd. (187,446) (842,408) (8,987) (1.3)
Evolution Mining Ltd. (1,084,194) (1,414,414) (118,532) (16.9)
Fortescue Metals Group Ltd. (120,356) (1,292,064) (64,912) (9.3)
IDP Education Ltd. (96,513) (1,621,272) 34,877 5.0
Insurance Australia Group Ltd. (303,655) (898,291) (47,551) (6.8)
Lendlease Corp. Ltd. (207,286) (1,185,083) 10,852 1.5
Macquarie Group Ltd. (14,676) (1,431,794) 103,251 14.7
National Australia Bank Ltd. (35,317) (653,918) 9,113 1.3
Newcrest Mining Ltd. (96,786) (1,062,632) (64,479) (9.2)
NEXTDC Ltd. (117,858) (659,418) 28,427 4.1
Northern Star Resources Ltd. (194,987) (976,357) (108,282) (15.5)
OZ Minerals Ltd. (31,553) (521,991) (6,282) (0.9)
Pro Medicus Ltd. (24,487) (781,916) 41,024 5.9
QBE Insurance Group Ltd. (70,233) (521,104) (1,458) (0.2)
REA Group Ltd. (15,938) (1,160,070) 53,341 7.6
Reece Ltd. (103,995) (934,514) 12,346 1.8
Seven Group Holdings Ltd. (77,416) (839,825) (1,512) (0.2)
Wesfarmers Ltd. (127,925) (3,497,281) 108,027 15.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Westpac Banking Corp. (99,007) (1,309,862) 31,463 4.5
Woodside Energy Group Ltd. (65,297) (1,334,117) (48,071) (6.9)
Woolworths Group Ltd. (63,426) (1,378,288) 29,506 4.2
Worley Ltd. (72,649) (592,284) (15,127) (2.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-2.32% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
14-25 months
maturity ranging
from 11/25/2022
- 10/25/2024 $85,708,589 $1,127,369 $(830,651) $296,718
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 34,515 1,389,495 9,276 3.1
ARC Resources Ltd. 125,355 1,505,512 78,322 26.4
Atco Ltd. 28,610 879,208 (31,578) (10.6)
Bank of Nova Scotia (The) 17,468 830,816 (20,233) (6.8)
Canadian Natural Resources Ltd. 24,858 1,157,107 27,835 9.4
Canadian Tire Corp. Ltd. 6,886 733,041 (1,595) (0.5)
Cenovus Energy, Inc. 137,607 2,113,889 103,008 34.7
Dollarama, Inc. 21,146 1,213,941 41,682 14.0
Empire Co. Ltd. 29,761 740,282 (21,114) (7.1)
Fairfax Financial Holdings Ltd. 3,316 1,514,483 (8,786) (3.0)
Finning International, Inc. 59,598 1,047,555 18,984 6.4
Gildan Activewear, Inc. 23,131 653,901 6,698 2.3
iA Financial Corp., Inc. 13,090 665,137 12,698 4.3
Imperial Oil Ltd. 48,396 2,095,461 121,327 40.9
Loblaw Cos. Ltd. 22,668 1,794,929 (51,239) (17.3)
MEG Energy Corp. 165,126 1,848,082 132,305 44.6
National Bank of Canada 20,487 1,284,080 9,344 3.1
Nutrien Ltd. 21,245 1,771,762 44,602 15.0
Onex Corp. 17,208 789,300 15,198 5.1
Pembina Pipeline Corp. 27,185 825,774 5,904 2.0
Stantec, Inc. 14,614 640,906 4,126 1.4
Suncor Energy, Inc. 48,791 1,373,996 81,592 27.5
Teck Resources Ltd. 22,306 678,376 35,818 12.1
Tourmaline Oil Corp. 35,682 1,854,426 93,837 31.6
Whitecap Resources, Inc. 199,276 1,260,848 94,984 32.0
Mongolia
Turquoise Hill Resources Ltd. 27,144 803,699 1,866 0.6

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Zambia
First Quantum Minerals Ltd. 40,456 686,787 49,182 16.6
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (36,940) (1,560,661) (139,400) (47.0)
Algonquin Power & Utilities Corp. (207,412) (2,265,789) 167,609 56.5
Bank of Montreal (20,268) (1,776,412) 17,020 5.7
Barrick Gold Corp. (83,034) (1,286,971) (116,014) (39.1)
BCE, Inc. (95,871) (4,019,871) 183,293 61.8
BlackBerry Ltd. (190,277) (896,734) 46,834 15.8
Brookfield Asset Management, Inc. (17,358) (710,103) 11,285 3.8
CAE, Inc. (112,523) (1,726,110) 10,897 3.7
Canadian Imperial Bank of Commerce (46,274) (2,025,356) 7,962 2.7
Canadian Pacific Railway Ltd. (34,941) (2,332,435) 47,513 16.0
Canadian Utilities Ltd. (33,544) (872,506) 64,594 21.8
Emera, Inc. (30,216) (1,222,552) 61,029 20.6
Enbridge, Inc. (44,390) (1,645,966) (2,571) (0.9)
Fortis, Inc. (37,211) (1,413,714) 81,892 27.6
GFL Environmental, Inc. (26,461) (668,732) 8,952 3.0
Intact Financial Corp. (5,417) (766,619) 510 0.2
Kinross Gold Corp. (227,736) (857,297) (109,897) (37.0)
Manulife Financial Corp. (96,540) (1,515,175) (7,688) (2.6)
Rogers Communications, Inc. (48,203) (1,856,793) 46,411 15.6
Royal Bank of Canada (38,929) (3,504,977) (13,527) (4.6)
Toronto-Dominion Bank (The) (27,708) (1,699,368) 4,413 1.5
United States
Bausch Health Cos., Inc. (113,481) (783,732) 40,501 13.6
BRP, Inc. (19,326) (1,190,465) (2,720) (0.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2024 $46,936,042 $(12,105) $506,236 $494,131
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Baloise Holding AG (Registered) 4,131 527,838 (8,058) (1.6)
Barry Callebaut AG (Registered) 533 1,004,713 4,832 1.0

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Belimo Holding AG (Registered) 978 359,705 12,791 2.6
BKW AG 4,409 525,402 (16,172) (3.3)
Bucher Industries AG (Registered) 632 197,167 272 0.1
Chocoladefabriken Lindt & Spruengli AG 134 1,295,018 41,927 8.5
DKSH Holding AG 8,220 596,416 10,344 2.1
Galenica AG 1,245 90,156 3,030 0.6
Georg Fischer AG (Registered) 3,820 181,993 (1,051) (0.2)
Helvetia Holding AG (Registered) 6,509 609,930 (11,101) (2.2)
Julius Baer Group Ltd. 5,243 228,800 (9,625) (1.9)
Kuehne + Nagel International AG (Registered) 6,623 1,348,654 (25,348) (5.1)
Lonza Group AG (Registered) 1,782 867,640 72,630 14.7
Novartis AG (Registered) 32,730 2,495,237 30,378 6.1
Partners Group Holding AG 1,210 973,789 2,552 0.5
SGS SA (Registered) 277 592,709 (8,061) (1.6)
Sika AG (Registered) 3,123 627,697 10,029 2.0
Swiss Life Holding AG (Registered) 4,267 1,885,211 (21,975) (4.4)
Swisscom AG (Registered) 4,064 1,902,932 (41,132) (8.3)
Temenos AG (Registered) 22,290 1,502,724 6,332 1.3
UBS Group AG (Registered) 117,881 1,710,213 (29,781) (6.0)
United States
Nestle SA (Registered) 13,741 1,486,190 2,769 0.6
Roche Holding AG 4,001 1,302,457 2,218 0.4
Swiss Re AG 9,832 725,149 (13,222) (2.7)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (154,645) (962,620) (7,884) (1.6)
Switzerland
ABB Ltd. (Registered) (22,640) (584,552) (5,645) (1.1)
Adecco Group AG (Registered) (48,414) (1,336,206) 7,934 1.6
Alcon, Inc. (19,076) (1,108,038) (3,979) (0.8)
Bachem Holding AG (16,776) (1,055,081) (62,481) (12.6)
Banque Cantonale Vaudoise (Registered) (3,356) (317,504) 3,232 0.7
Cie Financiere Richemont SA (Registered) (1,060) (100,059) 3,674 0.7
Clariant AG (Registered) (23,396) (373,721) (10,701) (2.2)
Credit Suisse Group AG (Registered) (443,002) (1,752,332) 25,842 5.2
Dufry AG (Registered) (34,931) (1,060,488) 65,645 13.3
Flughafen Zurich AG (Registered) (3,863) (570,974) 11,197 2.3
Geberit AG (Registered) (6,004) (2,574,444) (44,757) (9.1)
Givaudan SA (Registered) (902) (2,724,946) (26,350) (5.3)
Holcim AG (22,242) (911,489) 11,372 2.3
Idorsia Ltd. (41,562) (537,920) (862) (0.2)
Logitech International SA (Registered) (48,969) (2,238,743) (31,494) (6.4)
Schindler Holding AG (5,868) (910,711) (16,268) (3.3)
SIG Group AG (124,211) (2,521,993) 135,028 27.3
Sonova Holding AG (Registered) (1,378) (303,244) (4,377) (0.9)
Straumann Holding AG (Registered) (5,684) (519,860) (10,386) (2.1)
Sulzer AG (Registered) (3,628) (208,709) (2,434) (0.5)
Tecan Group AG (Registered) (3,570) (1,224,668) (62,989) (12.7)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.50% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2024 $22,626,160 $62,912 $(806,318) $(743,406)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,873 3,403,669 (39,690) 5.3
Carlsberg A/S 6,201 725,123 (32,581) 4.4
DSV A/S 17,051 1,997,482 9,423 (1.3)
Genmab A/S 2,354 757,291 (3,846) 0.5
ISS A/S 69,421 1,070,208 (49,076) 6.6
Jyske Bank A/S (Registered) 8,052 419,046 (13,821) 1.9
Novo Nordisk A/S 38,212 3,806,596 71,274 (9.6)
Orsted A/S 4,059 323,505 (25,387) 3.4
Pandora A/S 23,917 1,118,509 (66,757) 9.0
Royal Unibrew A/S 1,586 102,766 (4,605) 0.6
Tryg A/S 14,407 297,417 (4,747) 0.6
Short Positions
Common Stocks
Denmark
Ambu A/S (52,313) (454,550) (9,512) 1.3
Chr Hansen Holding A/S (10,146) (499,784) 10,296 (1.4)
Coloplast A/S (15,426) (1,567,657) (25,447) 3.4
Danske Bank A/S (17,968) (223,642) 7,525 (1.0)
Demant A/S (36,782) (909,303) 32,535 (4.4)
GN Store Nord A/S (14,692) (257,351) 44,370 (6.0)
H Lundbeck A/S (49,058) (157,233) 4,299 (0.6)
Novozymes A/S (6,114) (307,241) 1,581 (0.2)
ROCKWOOL A/S (7,355) (1,160,162) (26,766) 3.6
SimCorp A/S (9,783) (550,605) 31,931 (4.3)
Vestas Wind Systems A/S (136,699) (2,517,020) 151,913 (20.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.50% to 0.30%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2024 $220,303,427 $(815,584) $3,061,471 $2,245,887
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nokia OYJ 329,362 1,413,971 468 0.0
France
Cie de Saint-Gobain 38,276 1,368,582 (25,262) (1.1)
Hermes International 1,818 2,138,187 46,435 2.1
LVMH Moet Hennessy Louis Vuitton SE 3,093 1,823,555 (14,773) (0.7)
Orange SA 228,504 2,066,713 (77,339) (3.4)
Renault SA 57,894 1,566,382 (24,580) (1.1)
TotalEnergies SE 33,330 1,563,663 27,522 1.2
Germany
Bayerische Motoren Werke AG 34,522 2,339,817 (85,876) (3.8)
Commerzbank AG 321,216 2,286,740 (154,279) (6.9)
Deutsche Bank AG (Registered) 303,149 2,244,510 (250,026) (11.1)
Merck KGaA 10,485 1,697,320 68,088 3.0
RWE AG 68,771 2,527,747 (87,335) (3.9)
Volkswagen AG (Preference) 12,361 1,510,415 (164,037) (7.3)
Italy
Ferrari NV 8,289 1,535,006 (42,345) (1.9)
Leonardo SpA 333,766 2,363,197 (196,189) (8.7)
Netherlands
ASR Nederland NV 48,809 1,876,359 (80,104) (3.6)
Heineken NV 16,712 1,459,477 (3,459) (0.2)
OCI NV 47,730 1,747,471 74,840 3.3
Wolters Kluwer NV 31,587 3,075,740 39,131 1.7
Spain
Industria de Diseno Textil SA 101,845 2,101,738 5,661 0.3
Repsol SA 300,953 3,458,025 116,253 5.2
United States
Tenaris SA 167,033 2,161,253 61,898 2.8
Short Positions
Common Stocks
China
Prosus NV (33,380) (1,736,649) 63,170 2.8
Finland
Kone OYJ (73,094) (2,816,204) (38,168) (1.7)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France
Cie Generale des Etablissements Michelin SCA (68,115) (1,526,164) (4,671) (0.2)
Danone SA (38,342) (1,813,014) 6,069 0.3
EssilorLuxottica SA (13,643) (1,854,395) 18,046 0.8
L'Oreal SA (6,555) (2,095,909) 16,377 0.7
Germany
adidas AG (15,380) (1,768,104) 181,338 8.1
Allianz SE (Registered) (9,562) (1,506,344) 46,845 2.1
BASF SE (47,167) (1,810,194) 30,064 1.3
Deutsche Telekom AG (Registered) (144,419) (2,458,253) 65,933 2.9
Fresenius Medical Care AG & Co. KGaA (70,015) (1,972,534) 46,213 2.1
Henkel AG & Co. KGaA (Preference) (31,264) (1,856,676) (2,770) (0.1)
Infineon Technologies AG (64,100) (1,402,767) 41,807 1.9
SAP SE (52,815) (4,304,167) (24,761) (1.1)
Siemens AG (Registered) (35,397) (3,459,805) (51,431) (2.3)
Zalando SE (105,996) (2,070,414) (22,233) (1.0)
Italy
Enel SpA (424,758) (1,742,028) 103,969 4.6
Intesa Sanpaolo SpA (825,606) (1,364,740) 38,721 1.7
Nexi SpA (291,402) (2,353,979) 32,215 1.4
Netherlands
Adyen NV (2,076) (2,589,109) (19,836) (0.9)
ASML Holding NV (4,577) (1,896,155) 109,845 4.9
Koninklijke Philips NV (324,284) (4,992,839) 119,805 5.3
Portugal
EDP - Energias de Portugal SA (493,850) (2,143,316) 86,946 3.9
South Korea
Delivery Hero SE (37,335) (1,363,742) 3,998 0.2
Spain
ACS Actividades de Construccion y Servicios SA (75,292) (1,691,762) (64,695) (2.9)
Grifols SA (218,232) (1,885,382) 218,904 9.7
United Kingdom
CNH Industrial NV (140,045) (1,567,419) 13,949 0.6
United States
Schneider Electric SE (30,346) (3,427,604) (31,823) (1.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.30% to 0.30%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2024 $66,404,038 $(364,124) $(121,055) $(485,179)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 149,330 784,732 7,060 (1.5)
Rio Tinto plc 24,298 1,314,665 40,101 (8.3)
Netherlands
Shell plc 176,448 4,377,310 (8,830) 1.8
Nigeria
Airtel Africa plc 508,126 728,805 (53,159) 11.0
United Kingdom
Auto Trader Group plc 126,941 719,891 (97,358) 20.1
Aviva plc 128,974 553,149 (26,740) 5.5
BAE Systems plc 188,095 1,652,682 (55,180) 11.4
Barclays plc 350,632 557,903 (71,704) 14.8
BP plc 308,766 1,475,405 (7,986) 1.6
British American Tobacco plc 62,395 2,237,331 (113,025) 23.3
Centrica plc 1,001,261 785,693 (70,663) 14.6
Diageo plc 71,392 3,005,141 (49,687) 10.2
Harbour Energy plc 121,174 601,594 4,543 (0.9)
HSBC Holdings plc 335,180 1,735,515 (141,699) 29.2
InterContinental Hotels Group plc 27,521 1,325,463 (18,219) 3.8
Lloyds Banking Group plc 2,190,161 989,926 (45,633) 9.4
M&G plc 247,066 455,126 (59,770) 12.3
Man Group plc 369,438 914,757 (56,259) 11.6
National Grid plc 89,217 918,410 (65,988) 13.6
NatWest Group plc 486,631 1,212,063 (57,741) 11.9
Reckitt Benckiser Group plc 20,526 1,360,494 (50,091) 10.3
RELX plc 68,307 1,669,133 (10,293) 2.1
Rightmove plc 93,248 497,469 (74,336) 15.3
Spectris plc 18,492 558,789 (24,290) 5.0
SSE plc 35,627 601,598 (63,115) 13.0
Standard Chartered plc 124,049 775,871 (20,163) 4.2
United States
GSK plc 44,078 636,606 (15,497) 3.2
Short Positions
Common Stocks
Chile
Antofagasta plc (128,505) (1,574,672) (68,108) 14.0
Italy
Coca-Cola HBC AG (32,806) (685,477) 28,066 (5.8)
Jordan
Hikma Pharmaceuticals plc (35,398) (533,554) (19,040) 3.9
United Kingdom
abrdn plc (559,061) (855,202) (8,979) 1.9
AVEVA Group plc (71,228) (2,457,527) 51,388 (10.6)
B&M European Value Retail SA (164,374) (559,075) (5,115) 1.1
BT Group plc (592,140) (796,015) 48,279 (10.0)
Compass Group plc (24,783) (493,490) 8,332 (1.7)
ConvaTec Group plc (234,578) (533,095) 20,599 (4.2)
Informa plc (94,438) (539,798) 20,535 (4.2)
ITV plc (1,088,119) (686,667) 41,811 (8.6)
JD Sports Fashion plc (692,221) (762,605) 29,259 (6.0)
Kingfisher plc (726,200) (1,767,729) 85,138 (17.5)
Ocado Group plc (143,588) (745,146) 146,571 (30.2)
Pennon Group plc (96,089) (838,398) 65,505 (13.5)
Persimmon plc (84,703) (1,158,421) (6,296) 1.3

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Rolls-Royce Holdings plc (1,133,539) (868,124) 51,627 (10.6)
Severn Trent plc (39,227) (1,025,457) 44,989 (9.3)
Smith & Nephew plc (78,041) (900,811) (17,395) 3.6
Taylor Wimpey plc (1,049,398) (1,021,839) 75,791 (15.6)
Travis Perkins plc (75,538) (648,421) (2,039) 0.4
Weir Group plc (The) (48,269) (747,263) 53,074 (10.9)
Whitbread plc (20,278) (514,016) 40,698 (8.4)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
09/25/2023
- 10/25/2024 $33,561,274 $(299,810) $180,161 $(119,649)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 200,249 1,713,777 (82,350) 68.8
Sweden
Axfood AB 53,620 1,228,510 (26,240) 21.9
BillerudKorsnas AB 35,297 414,396 11,205 (9.4)
Boliden AB 56,782 1,754,332 87,599 (73.2)
Evolution AB 10,245 809,842 23,395 (19.6)
Getinge AB 16,744 286,341 7,668 (6.4)
Hexpol AB 20,701 169,787 5,077 (4.2)
Indutrade AB 22,175 359,678 4,902 (4.1)
Saab AB 52,198 1,626,325 30,231 (25.3)
Sandvik AB 19,957 272,045 5,100 (4.3)
Skandinaviska Enskilda Banken AB 85,510 814,975 (1,780) 1.5
Skanska AB 29,200 363,416 181 (0.2)
SSAB AB 517,898 2,207,012 (24,909) 20.8
Svenska Cellulosa AB SCA 22,486 285,313 2,938 (2.5)
Svenska Handelsbanken AB 109,823 901,537 (19,786) 16.5
Swedbank AB 88,002 1,155,093 (21,687) 18.1
Tele2 AB 20,040 172,937 (3,850) 3.2
Telefonaktiebolaget LM Ericsson 59,444 347,477 (10,548) 8.8
Telia Co. AB 501,033 1,443,017 (64,915) 54.3
Trelleborg AB 29,920 561,324 2,853 (2.4)
Volvo AB 108,899 1,541,027 (11,036) 9.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (42,735) (490,820) 15,755 (13.2)
Sweden
AAK AB (16,010) (211,681) 3,634 (3.0)
Alfa Laval AB (47,945) (1,188,893) (59,571) 49.8
Assa Abloy AB (16,286) (305,135) (1,946) 1.6
Atlas Copco AB (70,253) (652,956) (35) 0.0
Beijer Ref AB (47,422) (583,111) (39,138) 32.7
Electrolux AB (39,795) (413,605) 14,048 (11.7)
Elekta AB (55,089) (279,798) (2,904) 2.4
Embracer Group AB (96,408) (571,428) (61,052) 51.0
Epiroc AB (25,993) (371,843) (23,088) 19.3
EQT AB (8,703) (168,161) (1,749) 1.5
Essity AB (20,112) (397,349) (1,729) 1.4
H & M Hennes & Mauritz AB (232,658) (2,150,947) 36,501 (30.5)
Hexagon AB (312,519) (2,918,657) (50,761) 42.4
Holmen AB (7,357) (279,174) (4,388) 3.7
Husqvarna AB (54,584) (302,580) (833) 0.7
Lifco AB (8,466) (117,449) (3,354) 2.8
Nibe Industrier AB (50,655) (451,854) (1,888) 1.6
Securitas AB (125,844) (873,614) 6,490 (5.4)
SKF AB (159,301) (2,134,094) (31,162) 26.0
Swedish Orphan Biovitrum AB (6,129) (118,455) (6,563) 5.5
United States
Sinch AB (114,286) (151,509) (125) 0.1

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 91.0%
INVESTMENT COMPANIES - 26.4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (1)(a)(b) 13,584,103 13,584,103
Limited Purpose Cash Investment
Fund, 2.57% (1)(a) 30,673,143 30,657,806
TOTAL INVESTMENT COMPANIES
(Cost $44,231,451) 44,241,909
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 64.6%
U.S. Treasury Bills
1.12%, 10/6/2022 (c) $ 1,308,000 1,307,733
1.23%, 10/13/2022 (c) 618,000 617,553
1.26%, 10/20/2022 (c) 2,267,000 2,264,266
1.38%, 10/27/2022 (c) 4,979,000 4,970,457
1.42%, 11/3/2022 (c) 7,327,000 7,310,199
1.39%, 11/10/2022 (c) 6,871,000 6,851,390
1.50%, 11/17/2022 (c) 1,121,000 1,117,006
1.72%, 12/8/2022 (c) 4,229,000 4,206,118
2.18%, 12/15/2022 (c) 6,038,000 6,003,543
2.42%, 12/22/2022 (c)(d) 15,331,000 15,222,049
2.72%, 1/12/2023 (c) 1,640,000 1,625,168
2.95%, 1/19/2023 (c) 130,000 128,688
3.07%, 2/16/2023 (c) 1,127,000 1,112,003
3.16%, 2/23/2023 (c) 1,695,000 1,671,197
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 64.6% (continued)
3.29%, 3/2/2023 (c)(d) $ 15,204,000 14,970,342
3.38%, 3/9/2023 (c) 11,291,000 11,107,617
3.53%, 3/16/2023 (c)(d) 4,583,000 4,505,932
3.85%, 3/23/2023 (c) 12,197,000 11,984,810
3.93%, 3/30/2023 (c)(d) 11,713,000 11,491,613
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $108,574,081) 108,467,684
TOTAL SHORT-TERM INVESTMENTS
(Cost $152,805,532) 152,709,593
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.0%
(Cost $152,805,532) 152,709,593
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.0% (e) 15,178,515
NET ASSETS - 100.0% 167,888,108
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 44,241,909 26.4
U.S. Treasury Obligations 108,467,684 64.6
Total Investments In Securities
At Value $ 152,709,593 91.0
Other Assets in Excess of
Liabilities (e) 15,178,515 9.0
Net Assets
$ 167,888,108 100.0%
(a) Represents 7-day effective yield as of September 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2022:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 38.V1 5.00 % Quarterly 12/20/2027 6.39 % EUR 281,000 $ 13,854 $ 320 $ 14,174
iTraxx Europe Main Index
Series 38.V1 1.00 Quarterly 12/20/2027 1.34 EUR 953,000 9,623 4,818 14,441
Markit CDX North America
Emerging Markets Index
Series 38.V1 1.00 Quarterly 12/20/2027 3.34 USD 402,000 32,809 7,078 39,887
Markit CDX North America
High Yield Index Series
39.V1 5.00 Quarterly 12/20/2027 6.07 USD 177,000 8,103 (1,109) 6,994
Markit CDX North America
Investment Grade Index
Series 39.V1 1.00 Quarterly 12/20/2027 1.08 USD 759,000 (619) 2,992 2,373
$ 63,770 $ 14,099 $ 77,869

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 2.00% Annual 3/15/2028 CHF 5,600,000 $ (19,996) $ 73,153 $ 53,157
Pay 6M BBR Semi 4.50% Semi 12/09/2027 AUD 5,900,000 43,036 (7,162) 35,874
Pay 6M BBR Semi 4.50% Semi 12/09/2032 AUD 2,400,000 43,789 (37,287) 6,502
Receive 1D SARON Annual 1.00% Annual 12/23/2024 CHF 2,400,000 (5,775) 31,644 25,869
Receive 1D SARON Annual 1.50% Annual 12/23/2024 CHF 4,500,000 (19,590) 22,776 3,186
Receive 1D SARON Annual 1.00% Annual 3/17/2025 CHF 2,400,000 18,593 9,594 28,187
Receive 1D SARON Annual 2.00% Annual 12/21/2032 CHF 1,100,000 (8,603) 16,055 7,452
Receive 1D SARON Annual 1.50% Annual 12/21/2032 CHF 300,000 (4,204) 20,130 15,926
Receive 1D SARON Annual 2.00% Annual 3/15/2033 CHF 1,600,000 33,006 (17,848) 15,158
Receive 1D SARON Annual 1.50% Annual 3/15/2033 CHF 600,000 21,049 12,285 33,334
Receive 1D SOFR Annual 3.25% Annual 12/23/2024 USD 16,400,000 20,994 287,478 308,472
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 64,700,000 1,254,172 1,495,049 2,749,221
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 17,500,000 212,571 253,946 466,517
Receive 1D SOFR Annual 2.00% Annual 12/21/2032 USD 9,500,000 411,995 811,872 1,223,867
Receive 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 101,600,000 1,981,568 5,634,705 7,616,273
Receive 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 200,000 1,611 5,266 6,877
Receive 1D SONIA Annual 2.50% Annual 3/17/2025 GBP 2,500,000 86,771 75,013 161,784
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 9,700,000 1,045,174 1,444,638 2,489,812
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 700,000 81,171 4,842 86,013
Receive 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 1,040,300,000 23,744 (591) 23,153
Receive 1D TONAR Annual 0.00% Annual 12/21/2027 JPY 2,016,200,000 194,233 (10,199) 184,034
Receive 1M TIIE Monthly 9.00% Monthly 12/18/2024 MXN 2,000,000 (845) 2,659 1,814
Receive 1M TIIE Monthly 9.50% Monthly 12/18/2024 MXN 34,400,000 (3,123) 19,165 16,042
Receive 1M TIIE Monthly 9.00% Monthly 3/12/2025 MXN 51,400,000 (2,592) 36,396 33,804
Receive 1M TIIE Monthly 9.50% Monthly 3/12/2025 MXN 119,000,000 22,521 4,469 26,990
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 63,200,000 820,964 648,503 1,469,467
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 2,900,000 7,827 (4,056) 3,771
Receive 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 100,000 2,720 (295) 2,425
Receive 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 500,000 7,817 (3,212) 4,605
Receive 3M BBR Qtrly 4.00% Semi 12/11/2024 NZD 1,400,000 (1,786) 13,972 12,186
Receive 3M BBR Qtrly 4.50% Semi 12/11/2024 NZD 21,800,000 28,593 47,171 75,764
Receive 3M BBR Qtrly 4.00% Qtrly 12/12/2024 AUD 1,400,000 (6,498) 8,550 2,052
Receive 3M BBR Qtrly 3.50% Qtrly 12/12/2024 AUD 19,700,000 (9,517) 159,008 149,491
Receive 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 100,000 (106) 469 363
Receive 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 300,000 1,068 1,570 2,638
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 300,000 (405) 1,016 611
Receive 3M BBR Qtrly 4.00% Semi 12/15/2032 NZD 200,000 (1,706) 6,393 4,687
Receive 3M BBR Qtrly 4.50% Semi 12/15/2032 NZD 5,000,000 (16,988) 22,495 5,507
Receive 3M BBR Qtrly 4.00% Semi 3/16/2033 NZD 200,000 3,110 1,544 4,654
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 12/18/2024 KRW 215,800,000 (1,896) 2,985 1,089
Receive 3M CD_KSDA Qtrly 4.00% Qtrly 3/19/2025 KRW 3,500,000,000 408 19,015 19,423
Receive 3M JIBAR Qtrly 8.00% Qtrly 12/18/2024 ZAR 89,500,000 (11,195) 45,373 34,178
Receive 3M JIBAR Qtrly 8.00% Qtrly 3/19/2025 ZAR 47,000,000 19,120 6,761 25,881
Receive 3M STIBOR Qtrly 3.00% Annual 12/18/2024 SEK 99,500,000 22,729 55,040 77,769
Receive 3M STIBOR Qtrly 3.00% Annual 3/19/2025 SEK 1,800,000 641 1,050 1,691
Receive 3M STIBOR Qtrly 3.00% Annual 12/15/2032 SEK 43,200,000 28,910 31,579 60,489
Receive 3M STIBOR Qtrly 3.00% Annual 3/16/2033 SEK 400,000 (282) 854 572
Receive 6M BBR Semi 4.00% Semi 3/10/2033 AUD 100,000 1,639 795 2,434
Receive 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 40,500,000 465,957 1,216,477 1,682,434
Receive 6M EURIBOR Semi 1.50% Annual 12/23/2024 EUR 33,400,000 166,216 749,888 916,104
Receive 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 39,200,000 914,406 255,667 1,170,073
Receive 6M EURIBOR Semi 2.00% Annual 12/21/2032 EUR 7,200,000 (2,745) 674,530 671,785
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 6,100,000 443,479 140,756 584,235
Receive 6M NIBOR Semi 3.50% Annual 12/18/2024 NOK 114,900,000 (23,519) 53,972 30,453

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M NIBOR Semi 3.50% Annual 12/15/2032 NOK 6,700,000 $ (5,480) $ 6,208 $ 728
Receive 6M NIBOR Semi 3.00% Annual 12/15/2032 NOK 16,100,000 37,542 26,085 63,627
Receive 6M NIBOR Semi 3.50% Annual 3/16/2033 NOK 500,000 11 37 48
Receive 6M WIBOR Semi 7.50% Annual 12/18/2024 PLN 1,300,000 (5,065) 5,479 414
8,317,239 14,383,727 22,700,966
Pay 1D SARON Annual 1.50% Annual 12/21/2027 CHF 3,800,000 (63,452) 16,046 (47,406)
Pay 1D SARON Annual 1.00% Annual 12/21/2027 CHF 1,500,000 (2,431) (52,925) (55,356)
Pay 1D SARON Annual 1.50% Annual 3/15/2028 CHF 1,900,000 (1,877) (26,328) (28,205)
Pay 1D SOFR Annual 2.00% Annual 12/21/2027 USD 44,300,000 (2,191,782) (1,408,806) (3,600,588)
Pay 1D SOFR Annual 2.50% Annual 12/21/2032 USD 4,000,000 (52,403) (297,719) (350,122)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 4,000,000 (158,291) (180,589) (338,880)
Pay 1D SONIA Annual 1.75% Annual 12/21/2027 GBP 64,000,000 (3,263,338) (6,949,806) (10,213,144)
Pay 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 200,000 (22,661) (19,029) (41,690)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 2,471,400,000 (51,018) 6,952 (44,066)
Pay 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 493,800,000 (11,843) 4,575 (7,268)
Pay 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 133,700,000 (7,011) 3,827 (3,184)
Pay 3M BA Qtrly 2.50% Semi 12/20/2027 CAD 19,900,000 (383,664) (388,459) (772,123)
Pay 3M BA Qtrly 3.50% Semi 3/13/2028 CAD 1,800,000 (12,388) 4,294 (8,094)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 3,100,000 (162,041) (58,168) (220,209)
Pay 3M BBR Qtrly 4.50% Semi 12/15/2027 NZD 18,800,000 23,950 (60,364) (36,414)
Pay 3M STIBOR Qtrly 3.00% Annual 12/15/2027 SEK 159,400,000 (53,881) (178,384) (232,265)
Pay 6M BBR Semi 4.00% Semi 12/09/2027 AUD 4,500,000 (83,947) 46,838 (37,109)
Pay 6M BBR Semi 3.50% Semi 12/09/2032 AUD 1,600,000 (4,823) (74,079) (78,902)
Pay 6M BBR Semi 4.00% Semi 12/09/2032 AUD 2,700,000 (4,813) (58,103) (62,916)
Pay 6M EURIBOR Semi 1.50% Annual 12/21/2027 EUR 28,000,000 (419,379) (1,503,753) (1,923,132)
Pay 6M EURIBOR Semi 1.75% Annual 3/15/2028 EUR 27,200,000 (1,191,832) (438,396) (1,630,228)
Pay 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 9,600,000 (723,980) (979,180) (1,703,160)
Pay 6M NIBOR Semi 3.50% Annual 12/15/2027 NOK 75,000,000 (9,377) 8,559 (818)
Receive 1D SARON Annual 2.00% Annual 3/17/2025 CHF 6,600,000 (6,366) (48,566) (54,932)
Receive 1D TONAR Annual 0.50% Annual 3/15/2028 JPY 40,000,000 (2,156) – (2,156)
Receive 3M BBR Qtrly 4.50% Qtrly 12/12/2024 AUD 32,400,000 (215,564) 64,677 (150,887)
Receive 3M STIBOR Qtrly 3.50% Annual 12/18/2024 SEK 97,400,000 (81,100) 73,990 (7,110)
Receive 6M BBR Semi 4.50% Semi 3/10/2033 AUD 100,000 379 (521) (142)
Receive 6M PRIBOR Semi 6.50% Annual 12/18/2024 CZK 7,400,000 (3,010) 2,462 (548)
(9,160,099) (12,490,955) (21,651,054)
$ (842,860) $ 1,892,772 $ 1,049,912
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 2.98%
1 Day Sterling Overnight Index Average (''SONIA''): 2.19%
1 Day Swiss Average Rate Overnight (“SARON”): 0.44%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.07%
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 9.54%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.06%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.20%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 6.47%

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
3 Month Korean Certificate of Deposit (''CD_KSDA''): 3.24%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 1.73%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 1.81%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.46%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 7.33%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 7.31%
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/04/2022 USD (23,540) $ 175
Hang Seng Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (5,163,000) 18,835
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (1,478,500) 5,651
iBovespa Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/13/2022 BRL (11,050,200) 88,539
Lean Hogs
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/14/2022 USD (35,690) 1,671
Live Cattle
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 12/02/2022 USD (823,480) 19,776
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/16/2022 CHF (4,616,550) 333,801
TAIEX Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/19/2022 TWD (8,036,400) 19,990
488,438
Lean Hogs
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/14/2022 USD 35,690 (2,193)
Live Cattle
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 10/07/2022 USD (802,340) (16,056)
Live Cattle
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 10/07/2022 USD 802,340 (10,050)
Live Cattle
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 12/02/2022 USD 647,020 (16,519)
(44,818)
$ 443,620

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
EURO STOXX 50 Volatility Index 2 10/2022 EUR $ 6,106 $ 610
LME Aluminum Base Metal 1 10/2022 USD 53,681 (7,212)
LME Aluminum Base Metal 1 10/2022 USD 53,901 (5,805)
LME Aluminum Base Metal 2 10/2022 USD 107,400 (15,306)
LME Aluminum Base Metal 4 10/2022 USD 214,750 (27,260)
LME Aluminum Base Metal 4 10/2022 USD 215,982 (20,830)
LME Aluminum Base Metal 9 10/2022 USD 483,581 (62,076)
LME Aluminum Base Metal 9 10/2022 USD 486,815 (48,023)
LME Copper Base Metal 1 10/2022 USD 192,200 11,917
LME Copper Base Metal 1 10/2022 USD 191,775 1,151
LME Copper Base Metal 1 10/2022 USD 192,150 (2,009)
LME Copper Base Metal 1 10/2022 USD 191,844 4,841
LME Copper Base Metal 1 10/2022 USD 191,675 (3,981)
LME Copper Base Metal 1 10/2022 USD 192,050 7,397
LME Copper Base Metal 1 10/2022 USD 191,981 6,930
LME Copper Base Metal 2 10/2022 USD 384,400 (3,681)
LME Copper Base Metal 2 10/2022 USD 384,250 3,813
LME Lead Base Metal 1 10/2022 USD 47,827 (2,466)
LME Lead Base Metal 1 10/2022 USD 47,791 (2,297)
LME Lead Base Metal 2 10/2022 USD 95,734 (3,242)
LME Lead Base Metal 2 10/2022 USD 95,475 (5,430)
LME Lead Base Metal 3 10/2022 USD 143,582 (965)
LME Lead Base Metal 3 10/2022 USD 143,534 (7,150)
LME Lead Base Metal 5 10/2022 USD 239,340 (4,219)
LME Lead Base Metal 5 10/2022 USD 239,126 (8,100)
LME Lead Base Metal 6 10/2022 USD 287,123 (3,143)
LME Lead Base Metal 7 10/2022 USD 334,726 (10,423)
LME Nickel Base Metal 1 10/2022 USD 126,072 699
LME Nickel Base Metal 2 10/2022 USD 252,190 (458)
LME Nickel Base Metal 2 10/2022 USD 252,144 15,018
LME Zinc Base Metal 1 10/2022 USD 75,405 802
LME Zinc Base Metal 1 10/2022 USD 75,360 1,107
LME Zinc Base Metal 2 10/2022 USD 150,915 6,569
LME Zinc Base Metal 2 10/2022 USD 150,905 839
LME Zinc Base Metal 3 10/2022 USD 226,283 2,774
LME Zinc Base Metal 3 10/2022 USD 226,238 (5,007)
LME Zinc Base Metal 5 10/2022 USD 377,313 (1,327)
Natural Gas 5 10/2022 USD 338,300 (40,609)
NY Harbor ULSD 7 10/2022 USD 947,150 (79,588)
EURO STOXX 50 Volatility Index 17 11/2022 EUR 51,315 2,666
FCOJ-A 8 11/2022 USD 229,680 12,356
LME Aluminum Base Metal 1 11/2022 USD 53,865 (5,767)
LME Aluminum Base Metal 1 11/2022 USD 53,877 (6,376)
LME Aluminum Base Metal 2 11/2022 USD 107,894 (12,637)
LME Aluminum Base Metal 2 11/2022 USD 107,636 (11,695)
LME Aluminum Base Metal 2 11/2022 USD 107,494 (13,262)
LME Aluminum Base Metal 2 11/2022 USD 107,613 (12,643)
LME Aluminum Base Metal 2 11/2022 USD 107,475 (14,255)
LME Aluminum Base Metal 3 11/2022 USD 161,588 (27,084)
LME Aluminum Base Metal 4 11/2022 USD 215,325 (25,187)
LME Aluminum Base Metal 4 11/2022 USD 214,913 (29,344)
LME Aluminum Base Metal 5 11/2022 USD 268,781 (31,059)
LME Aluminum Base Metal 13 11/2022 USD 699,563 (101,749)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 11/2022 USD $ 191,025 $ (12,907)
LME Copper Base Metal 1 11/2022 USD 190,414 (11,982)
LME Copper Base Metal 1 11/2022 USD 190,485 (9,794)
LME Copper Base Metal 1 11/2022 USD 191,450 (3,517)
LME Copper Base Metal 1 11/2022 USD 191,575 (5,804)
LME Copper Base Metal 1 11/2022 USD 190,900 (7,678)
LME Copper Base Metal 2 11/2022 USD 381,250 (21,034)
LME Copper Base Metal 2 11/2022 USD 380,404 (13,502)
LME Copper Base Metal 2 11/2022 USD 382,175 (18,393)
LME Lead Base Metal 1 11/2022 USD 47,744 (3,509)
LME Lead Base Metal 1 11/2022 USD 47,821 (6,338)
LME Lead Base Metal 1 11/2022 USD 47,825 (6,583)
LME Lead Base Metal 2 11/2022 USD 95,500 (5,505)
LME Lead Base Metal 2 11/2022 USD 95,531 (5,775)
LME Lead Base Metal 3 11/2022 USD 143,381 (4,339)
LME Lead Base Metal 3 11/2022 USD 143,447 (20,726)
LME Lead Base Metal 3 11/2022 USD 143,309 (9,699)
LME Lead Base Metal 4 11/2022 USD 191,050 (4,961)
LME Lead Base Metal 5 11/2022 USD 238,780 (14,883)
LME Lead Base Metal 5 11/2022 USD 238,986 (32,104)
LME Lead Base Metal 5 11/2022 USD 238,941 (26,144)
LME Nickel Base Metal 1 11/2022 USD 126,220 (18,727)
LME Nickel Base Metal 1 11/2022 USD 126,339 (6,712)
LME Nickel Base Metal 1 11/2022 USD 126,323 (14,268)
LME Nickel Base Metal 1 11/2022 USD 126,232 (11,346)
LME Zinc Base Metal 1 11/2022 USD 74,875 (12,588)
LME Zinc Base Metal 1 11/2022 USD 75,300 (11,015)
LME Zinc Base Metal 1 11/2022 USD 75,322 (7,921)
LME Zinc Base Metal 1 11/2022 USD 75,325 (7,308)
LME Zinc Base Metal 1 11/2022 USD 74,950 (11,528)
LME Zinc Base Metal 2 11/2022 USD 149,975 (30,531)
LME Zinc Base Metal 2 11/2022 USD 149,788 (25,118)
LME Zinc Base Metal 2 11/2022 USD 150,638 (13,280)
LME Zinc Base Metal 3 11/2022 USD 225,675 (48,084)
LME Zinc Base Metal 3 11/2022 USD 225,947 (26,729)
LME Zinc Base Metal 5 11/2022 USD 376,250 (69,111)
Low Sulphur Gasoil 9 11/2022 USD 847,575 (78,406)
White Sugar 57 11/2022 USD 1,506,795 (1,775)
Coffee 'C' 15 12/2022 USD 1,246,219 28,616
EURO STOXX 50 Volatility Index 14 12/2022 EUR 41,094 780
KC HRW Wheat 4 12/2022 USD 198,300 10,270
Lean Hogs 4 12/2022 USD 121,960 (10,806)
LME Aluminum Base Metal 1 12/2022 USD 54,039 (3,689)
LME Aluminum Base Metal 1 12/2022 USD 54,042 (2,701)
LME Aluminum Base Metal 1 12/2022 USD 54,046 (3,371)
LME Aluminum Base Metal 2 12/2022 USD 107,913 (7,481)
LME Aluminum Base Metal 3 12/2022 USD 162,150 (3,202)
LME Aluminum Base Metal 4 12/2022 USD 216,100 (14,286)
LME Aluminum Base Metal 4 12/2022 USD 216,141 (14,471)
LME Aluminum Base Metal 5 12/2022 USD 270,125 (12,296)
LME Aluminum Base Metal 5 12/2022 USD 270,086 (13,091)
LME Aluminum Base Metal 6 12/2022 USD 324,057 (13,460)
LME Aluminum Base Metal 18 12/2022 USD 971,325 (18,728)
LME Aluminum Base Metal 19 12/2022 USD 1,026,713 13,956
LME Copper Base Metal 1 12/2022 USD 189,581 (4,046)
LME Copper Base Metal 1 12/2022 USD 189,038 3,536

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 12/2022 USD $ 189,871 $ (9,407)
LME Copper Base Metal 4 12/2022 USD 756,092 14,813
LME Copper Base Metal 4 12/2022 USD 757,900 (58,910)
LME Lead Base Metal 1 12/2022 USD 47,806 304
LME Lead Base Metal 2 12/2022 USD 95,563 (692)
LME Lead Base Metal 2 12/2022 USD 95,350 3,163
LME Lead Base Metal 2 12/2022 USD 95,613 457
LME Lead Base Metal 2 12/2022 USD 95,400 894
LME Lead Base Metal 3 12/2022 USD 143,138 5,505
LME Lead Base Metal 4 12/2022 USD 191,000 4,427
LME Lead Base Metal 4 12/2022 USD 191,225 3,115
LME Lead Base Metal 5 12/2022 USD 238,469 17,206
LME Nickel Base Metal 1 12/2022 USD 126,552 (20,464)
LME Nickel Base Metal 1 12/2022 USD 126,552 (20,329)
LME Nickel Base Metal 2 12/2022 USD 253,104 (34,161)
LME Nickel Base Metal 3 12/2022 USD 379,718 (46,471)
LME Nickel Base Metal 7 12/2022 USD 885,864 (124,278)
LME Zinc Base Metal 1 12/2022 USD 74,713 (5,801)
LME Zinc Base Metal 2 12/2022 USD 149,525 (10,706)
LME Zinc Base Metal 4 12/2022 USD 299,080 (14,932)
LME Zinc Base Metal 5 12/2022 USD 371,250 (10,727)
LME Zinc Base Metal 5 12/2022 USD 373,888 (16,027)
LME Zinc Base Metal 15 12/2022 USD 1,118,625 (93,554)
Milling Wheat No. 2 3 12/2022 EUR 52,445 468
Soybean Meal 43 12/2022 USD 1,732,900 (64,064)
Soybean Oil 9 12/2022 USD 332,424 (20,580)
White Maize 8 12/2022 ZAR 217,812 2,763
Yellow Maize 1 12/2022 ZAR 27,006 72
CBOE Volatility Index 1 2/2023 USD 30,310 47
WTI Crude Oil 15 2/2023 JPY 362,278 (16,713)
(1,800,852)
Short Contracts
Amsterdam Exchange Index (20) 10/2022 EUR (2,511,476) 151,133
Brent Crude Oil (4) 10/2022 USD (340,560) 20,257
CAC 40 10 Euro Index (37) 10/2022 EUR (2,089,952) 100,019
CBOE Volatility Index (1) 10/2022 USD (31,516) (4,658)
Hang Seng Index (24) 10/2022 HKD (2,630,945) 78,637
HSCEI (14) 10/2022 HKD (527,387) 11,839
IBEX 35 Index (26) 10/2022 EUR (1,876,290) 185,170
LME Aluminum Base Metal (1) 10/2022 USD (53,681) 7,566
LME Aluminum Base Metal (1) 10/2022 USD (53,901) 5,846
LME Aluminum Base Metal (2) 10/2022 USD (107,400) 15,291
LME Aluminum Base Metal (4) 10/2022 USD (214,750) 27,792
LME Aluminum Base Metal (4) 10/2022 USD (215,982) 21,395
LME Aluminum Base Metal (9) 10/2022 USD (486,815) 52,684
LME Aluminum Base Metal (9) 10/2022 USD (483,581) 61,899
LME Copper Base Metal (1) 10/2022 USD (191,775) (528)
LME Copper Base Metal (1) 10/2022 USD (191,675) 4,197
LME Copper Base Metal (1) 10/2022 USD (192,200) 12,172
LME Copper Base Metal (1) 10/2022 USD (191,981) (8,059)
LME Copper Base Metal (1) 10/2022 USD (191,844) (5,718)
LME Copper Base Metal (1) 10/2022 USD (192,050) (6,731)
LME Copper Base Metal (1) 10/2022 USD (192,150) (903)
LME Copper Base Metal (2) 10/2022 USD (384,250) (5,969)
LME Copper Base Metal (2) 10/2022 USD (384,400) (20,090)
LME Lead Base Metal (1) 10/2022 USD (47,827) 2,345

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (1) 10/2022 USD $ (47,791) $ 2,456
LME Lead Base Metal (2) 10/2022 USD (95,475) 5,500
LME Lead Base Metal (2) 10/2022 USD (95,734) 3,351
LME Lead Base Metal (3) 10/2022 USD (143,534) 6,083
LME Lead Base Metal (3) 10/2022 USD (143,582) 860
LME Lead Base Metal (5) 10/2022 USD (239,340) 4,647
LME Lead Base Metal (5) 10/2022 USD (239,126) 7,348
LME Lead Base Metal (6) 10/2022 USD (287,123) 3,104
LME Lead Base Metal (7) 10/2022 USD (334,726) 10,530
LME Nickel Base Metal (1) 10/2022 USD (126,072) 1,547
LME Nickel Base Metal (2) 10/2022 USD (252,144) (9,959)
LME Nickel Base Metal (2) 10/2022 USD (252,190) (4,996)
LME Zinc Base Metal (1) 10/2022 USD (75,360) (1,137)
LME Zinc Base Metal (1) 10/2022 USD (75,405) (978)
LME Zinc Base Metal (2) 10/2022 USD (150,915) (5,071)
LME Zinc Base Metal (2) 10/2022 USD (150,905) (1,443)
LME Zinc Base Metal (3) 10/2022 USD (226,238) 2,954
LME Zinc Base Metal (3) 10/2022 USD (226,283) (1,103)
LME Zinc Base Metal (5) 10/2022 USD (377,313) 2,423
MSCI Singapore Index (54) 10/2022 SGD (1,055,185) 4,338
OMXS30 Index (90) 10/2022 SEK (1,484,098) 71,776
Rapeseed (6) 10/2022 EUR (186,111) (9,189)
RBOB Gasoline (11) 10/2022 USD (1,094,848) 20,406
SGX FTSE China A50 Index (86) 10/2022 USD (1,110,776) 1,309
SGX FTSE Taiwan Index (31) 10/2022 USD (1,447,700) 33,511
SGX NIFTY 50 Index (13) 10/2022 USD (444,288) (4,046)
WTI Crude Oil (21) 10/2022 USD (1,669,290) 110,543
Canola (73) 11/2022 CAD (900,510) (23,166)
CBOE Volatility Index (1) 11/2022 USD (31,072) (3,604)
Feeder Cattle (14) 11/2022 USD (1,222,375) 57,977
LME Aluminum Base Metal (1) 11/2022 USD (53,877) 6,592
LME Aluminum Base Metal (1) 11/2022 USD (53,865) 5,882
LME Aluminum Base Metal (2) 11/2022 USD (107,894) 10,698
LME Aluminum Base Metal (2) 11/2022 USD (107,636) 12,599
LME Aluminum Base Metal (2) 11/2022 USD (107,494) 12,948
LME Aluminum Base Metal (2) 11/2022 USD (107,613) 13,145
LME Aluminum Base Metal (2) 11/2022 USD (107,475) 14,294
LME Aluminum Base Metal (3) 11/2022 USD (161,588) 26,319
LME Aluminum Base Metal (4) 11/2022 USD (215,325) 27,644
LME Aluminum Base Metal (4) 11/2022 USD (214,913) 29,675
LME Aluminum Base Metal (5) 11/2022 USD (268,781) 31,306
LME Aluminum Base Metal (13) 11/2022 USD (699,563) 106,399
LME Copper Base Metal (1) 11/2022 USD (190,485) 9,763
LME Copper Base Metal (1) 11/2022 USD (190,414) 12,083
LME Copper Base Metal (1) 11/2022 USD (191,575) 5,622
LME Copper Base Metal (1) 11/2022 USD (190,900) 8,880
LME Copper Base Metal (1) 11/2022 USD (191,025) 13,372
LME Copper Base Metal (1) 11/2022 USD (191,450) 3,397
LME Copper Base Metal (2) 11/2022 USD (382,175) 16,970
LME Copper Base Metal (2) 11/2022 USD (380,404) 9,645
LME Copper Base Metal (2) 11/2022 USD (381,250) 20,645
LME Lead Base Metal (1) 11/2022 USD (47,744) 3,209
LME Lead Base Metal (1) 11/2022 USD (47,825) 6,722
LME Lead Base Metal (1) 11/2022 USD (47,821) 5,964
LME Lead Base Metal (2) 11/2022 USD (95,500) 4,558
LME Lead Base Metal (2) 11/2022 USD (95,531) 5,909

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (3) 11/2022 USD $ (143,309) $ 10,471
LME Lead Base Metal (3) 11/2022 USD (143,447) 19,820
LME Lead Base Metal (3) 11/2022 USD (143,381) 3,559
LME Lead Base Metal (4) 11/2022 USD (191,050) 5,278
LME Lead Base Metal (5) 11/2022 USD (238,986) 31,251
LME Lead Base Metal (5) 11/2022 USD (238,941) 22,921
LME Lead Base Metal (5) 11/2022 USD (238,780) 16,422
LME Nickel Base Metal (1) 11/2022 USD (126,220) 19,679
LME Nickel Base Metal (1) 11/2022 USD (126,339) 6,259
LME Nickel Base Metal (1) 11/2022 USD (126,323) 17,074
LME Nickel Base Metal (1) 11/2022 USD (126,232) 13,097
LME Zinc Base Metal (1) 11/2022 USD (75,322) 8,050
LME Zinc Base Metal (1) 11/2022 USD (75,325) 6,722
LME Zinc Base Metal (1) 11/2022 USD (75,300) 10,386
LME Zinc Base Metal (1) 11/2022 USD (74,875) 12,578
LME Zinc Base Metal (1) 11/2022 USD (74,950) 12,118
LME Zinc Base Metal (2) 11/2022 USD (149,788) 24,136
LME Zinc Base Metal (2) 11/2022 USD (149,975) 27,840
LME Zinc Base Metal (2) 11/2022 USD (150,638) 13,207
LME Zinc Base Metal (3) 11/2022 USD (225,675) 44,192
LME Zinc Base Metal (3) 11/2022 USD (225,947) 22,894
LME Zinc Base Metal (5) 11/2022 USD (376,250) 65,610
Milk (1) 11/2022 USD (43,500) (3,833)
Mont Belvieu (20) 11/2022 USD (729,750) 62,801
Natural Gas (20) 11/2022 USD (821,100) 35,417
Robusta Coffee (13) 11/2022 USD (279,890) 9,485
Rough Rice (2) 11/2022 USD (68,680) 722
SGX Iron Ore (68) 11/2022 USD (640,832) 12,885
Soybean (30) 11/2022 USD (2,047,125) 82,579
100 oz Gold (34) 12/2022 USD (5,684,800) 233,703
Australia 10 Year Bond (88) 12/2022 AUD (6,594,938) 124,459
Australia 3 Year Bond (275) 12/2022 AUD (18,765,296) 119,211
Canada 10 Year Bond (90) 12/2022 CAD (8,044,522) 121,342
CBOE Volatility Index (1) 12/2022 USD (30,048) (3,774)
Cocoa (2) 12/2022 GBP (43,322) (3,928)
Cocoa (22) 12/2022 USD (517,880) 33
Copper (20) 12/2022 USD (1,706,250) 23,396
Corn (74) 12/2022 USD (2,506,750) (53,849)
Cotton No. 2 (8) 12/2022 USD (341,360) 36,099
Crude Palm Oil (20) 12/2022 MYR (368,342) 35,329
DAX Index (10) 12/2022 EUR (2,972,982) 213,775
DJIA CBOT E-Mini Index (29) 12/2022 USD (4,176,145) 367,379
ECX Emission (7) 12/2022 EUR (457,791) 40,171
EURO STOXX 50 Index (81) 12/2022 EUR (2,631,581) 128,925
Euro-Bobl (87) 12/2022 EUR (10,193,353) 150,913
Euro-BTP (39) 12/2022 EUR (4,292,325) 152,623
Euro-Bund (55) 12/2022 EUR (7,456,906) 228,936
Euro-Buxl (21) 12/2022 EUR (3,013,477) 236,255
Euro-OAT (50) 12/2022 EUR (6,468,330) 276,977
Euro-Schatz (238) 12/2022 EUR (24,975,447) 139,191
FTSE 100 Index (32) 12/2022 GBP (2,470,523) 167,266
FTSE/JSE Top 40 Index (16) 12/2022 ZAR (511,036) 17,598
FTSE/MIB Index (19) 12/2022 EUR (1,911,347) 172,554
Japan 10 Year Bond (2) 12/2022 JPY (2,052,097) (2,946)
KOSPI 200 Index (61) 12/2022 KRW (3,010,668) 267,368
Live Cattle (4) 12/2022 USD (235,280) 3,021

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 12/2022 USD $ (54,046) $ 3,402
LME Aluminum Base Metal (1) 12/2022 USD (54,042) 3,305
LME Aluminum Base Metal (1) 12/2022 USD (54,039) 3,914
LME Aluminum Base Metal (2) 12/2022 USD (107,913) 7,232
LME Aluminum Base Metal (3) 12/2022 USD (162,150) 5,335
LME Aluminum Base Metal (4) 12/2022 USD (216,100) 12,942
LME Aluminum Base Metal (4) 12/2022 USD (216,141) 13,685
LME Aluminum Base Metal (5) 12/2022 USD (270,086) 13,435
LME Aluminum Base Metal (6) 12/2022 USD (324,057) 12,542
LME Aluminum Base Metal (18) 12/2022 USD (971,325) 9,476
LME Aluminum Base Metal (19) 12/2022 USD (1,026,713) (14,260)
LME Aluminum Base Metal (103) 12/2022 USD (5,564,575) 287,199
LME Copper Base Metal (1) 12/2022 USD (189,871) 8,425
LME Copper Base Metal (1) 12/2022 USD (189,038) (3,958)
LME Copper Base Metal (1) 12/2022 USD (189,581) 3,663
LME Copper Base Metal (4) 12/2022 USD (756,092) (9,777)
LME Copper Base Metal (9) 12/2022 USD (1,705,275) 9,251
LME Lead Base Metal (1) 12/2022 USD (47,806) (165)
LME Lead Base Metal (2) 12/2022 USD (95,350) (3,855)
LME Lead Base Metal (2) 12/2022 USD (95,613) (1,145)
LME Lead Base Metal (2) 12/2022 USD (95,563) 616
LME Lead Base Metal (2) 12/2022 USD (95,400) (605)
LME Lead Base Metal (3) 12/2022 USD (143,138) (6,158)
LME Lead Base Metal (4) 12/2022 USD (191,225) (2,803)
LME Lead Base Metal (5) 12/2022 USD (238,469) (18,316)
LME Lead Base Metal (35) 12/2022 USD (1,671,250) 8,913
LME Nickel Base Metal (1) 12/2022 USD (126,552) 17,145
LME Nickel Base Metal (1) 12/2022 USD (126,552) 19,365
LME Nickel Base Metal (2) 12/2022 USD (253,104) 36,150
LME Nickel Base Metal (3) 12/2022 USD (379,718) 51,283
LME Nickel Base Metal (4) 12/2022 USD (506,208) 19,452
LME Zinc Base Metal (1) 12/2022 USD (74,713) 6,285
LME Zinc Base Metal (2) 12/2022 USD (149,525) 9,640
LME Zinc Base Metal (4) 12/2022 USD (299,080) 14,992
LME Zinc Base Metal (5) 12/2022 USD (373,888) 15,663
LME Zinc Base Metal (5) 12/2022 USD (371,250) 11,048
LME Zinc Base Metal (11) 12/2022 USD (820,325) 42,130
Long Gilt (39) 12/2022 GBP (4,204,313) 478,810
MSCI EAFE E-Mini Index (33) 12/2022 USD (2,739,990) 309,610
MSCI Emerging Markets E-Mini Index (64) 12/2022 USD (2,788,800) 358,664
NASDAQ 100 E-Mini Index (11) 12/2022 USD (2,427,810) 219,697
Nikkei 225 Index (2) 12/2022 JPY (358,461) 4,638
Palladium (1) 12/2022 USD (218,220) (15,456)
Russell 2000 E-Mini Index (33) 12/2022 USD (2,755,170) 214,627
S&P 500 E-Mini Index (16) 12/2022 USD (2,881,200) 255,712
S&P Midcap 400 E-Mini Index (10) 12/2022 USD (2,208,200) 251,440
S&P/TSX 60 Index (11) 12/2022 CAD (1,777,392) 70,776
Silver (16) 12/2022 USD (1,523,120) (31,763)
SPI 200 Index (24) 12/2022 AUD (2,481,586) 151,731
TOPIX Index (4) 12/2022 JPY (507,428) 23,188
U.S. Treasury 10 Year Note (94) 12/2022 USD (10,533,875) 426,687
U.S. Treasury 2 Year Note (152) 12/2022 USD (31,208,687) 510,443
U.S. Treasury 5 Year Note (153) 12/2022 USD (16,439,133) 539,481
U.S. Treasury Long Bond (50) 12/2022 USD (6,326,563) 385,726
U.S. Treasury Ultra Bond (33) 12/2022 USD (4,510,688) 346,335
Wheat (7) 12/2022 ZAR (137,583) (3,026)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Wheat (25) 12/2022 USD $ (1,151,875) $ (145,013)
Platinum (10) 1/2023 USD (429,550) 16,154
Rapeseed (7) 1/2023 EUR (218,416) (4,386)
Robusta Coffee (2) 1/2023 USD (42,920) 188
Rubber (3) 2/2023 JPY (23,464) (638)
Sugar No. 11 (33) 2/2023 USD (653,453) 13,010
3 Month Canadian Bankers Acceptance (131) 3/2023 CAD (22,648,912) 97,233
3 Month Euro Euribor (35) 3/2023 EUR (8,331,895) 50,073
90-Day New Zealand Bill (28) 3/2023 NZD (15,483,884) 12,398
ASX 90 Day Bank Accepted Bill (63) 3/2023 AUD (39,887,816) 8,558
Rubber (6) 3/2023 JPY (47,323) (57)
3 Month Canadian Bankers Acceptance (123) 6/2023 CAD (21,278,016) 106,312
3 Month Euro Euribor (29) 6/2023 EUR (6,884,386) 57,297
3 Month SOFR (13) 6/2023 USD (3,105,700) 23,985
3 Month SONIA (27) 6/2023 GBP (7,104,105) 110,876
90-Day Australian Bank Bill (64) 6/2023 AUD (40,510,080) 14,809
90-Day New Zealand Bill (27) 6/2023 NZD (14,923,616) 22,958
3 Month Canadian Bankers Acceptance (121) 9/2023 CAD (20,957,216) 105,842
3 Month Euro Euribor (33) 9/2023 EUR (7,830,318) 62,393
3 Month SARON (1) 9/2023 CHF (249,316) 321
3 Month SOFR (17) 9/2023 USD (4,062,575) 29,857
3 Month SONIA (29) 9/2023 GBP (7,626,693) 150,964
90-Day Australian Bank Bill (57) 9/2023 AUD (36,081,931) 8,467
90-Day New Zealand Bill (27) 9/2023 NZD (14,924,343) 14,514
3 Month Canadian Bankers Acceptance (116) 12/2023 CAD (20,122,706) 14,926
3 Month Euro Euribor (36) 12/2023 EUR (8,547,898) 69,612
3 Month SARON (2) 12/2023 CHF (498,784) 800
3 Month SOFR (18) 12/2023 USD (4,304,250) 37,097
3 Month SONIA (30) 12/2023 GBP (7,893,869) 164,009
90-Day Australian Bank Bill (57) 12/2023 AUD (36,083,692) 7,321
3 Month Euro Euribor (38) 3/2024 EUR (9,026,040) 64,973
3 Month SOFR (19) 3/2024 USD (4,547,888) 41,667
3 Month SONIA (30) 3/2024 GBP (7,898,893) 168,952
3 Month Euro Euribor (40) 6/2024 EUR (9,503,055) 74,475
3 Month SOFR (19) 6/2024 USD (4,555,725) 41,166
3 Month SONIA (30) 6/2024 GBP (7,903,499) 182,640
3 Month Euro Euribor (43) 9/2024 EUR (10,219,471) 53,111
3 Month SOFR (19) 9/2024 USD (4,563,563) 36,509
3 Month SONIA (29) 9/2024 GBP (7,645,311) 173,002
3 Month SOFR (19) 12/2024 USD (4,569,500) 24,538
3 Month SONIA (31) 12/2024 GBP (8,180,362) 146,165
12,361,288
$ 10,560,436
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 9,773,000 USD 9,536,579 CITI 12/21/2022 $ 102,150
EUR 9,773,000 USD 9,536,591 JPMC 12/21/2022 102,137
GBP 391,500 USD 425,292 CITI 12/21/2022 12,372
GBP 391,500 USD 425,293 JPMC 12/21/2022 12,372

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
JPY 40,000,000 USD 278,888 CITI 12/21/2022 $ 35
JPY 40,000,000 USD 278,888 JPMC 12/21/2022 34
MXN 10,737,755 USD 523,787 CITI 12/21/2022 1,761
MXN 10,737,752 USD 523,788 JPMC 12/21/2022 1,760
USD 806,511 BRL 4,258,001 CITI
**
12/21/2022 31,264
USD 806,510 BRL 4,257,999 JPMC
**
12/21/2022 31,263
USD 5,136,204 CAD 6,822,500 CITI 12/21/2022 195,295
USD 5,136,198 CAD 6,822,500 JPMC 12/21/2022 195,288
USD 56,634 CHF 54,000 CITI 12/21/2022 1,449
USD 56,634 CHF 54,000 JPMC 12/21/2022 1,449
USD 727,933 CLP 671,774,033 CITI
**
12/21/2022 44,228
USD 727,932 CLP 671,774,031 JPMC
**
12/21/2022 44,228
USD 32,520 COP 147,316,000 CITI
**
12/21/2022 1,033
USD 32,520 COP 147,316,000 JPMC
**
12/21/2022 1,032
USD 1,308,230 CZK 32,321,000 CITI 12/21/2022 28,433
USD 1,308,229 CZK 32,321,000 JPMC 12/21/2022 28,432
USD 39,356,513 EUR 39,147,005 CITI 12/21/2022 747,349
USD 39,356,457 EUR 39,146,998 JPMC 12/21/2022 747,300
USD 2,499,881 GBP 2,179,500 CITI 12/21/2022 63,380
USD 2,499,878 GBP 2,179,500 JPMC 12/21/2022 63,377
USD 1,099,948 HUF 453,152,518 CITI 12/21/2022 73,404
USD 1,099,946 HUF 453,152,514 JPMC 12/21/2022 73,402
USD 3,764,479 INR 302,908,988 CITI
**
12/21/2022 79,440
USD 3,764,475 INR 302,908,980 JPMC
**
12/21/2022 79,435
USD 52,899,721 JPY 7,295,844,574 CITI 12/21/2022 2,025,344
USD 52,899,655 JPY 7,295,844,574 JPMC 12/21/2022 2,025,278
USD 2,471,653 KRW 3,324,968,125 CITI
**
12/21/2022 159,061
USD 2,471,650 KRW 3,324,968,122 JPMC
**
12/21/2022 159,058
USD 100,763 MXN 2,056,000 CITI 12/21/2022 134
USD 100,762 MXN 2,056,000 JPMC 12/21/2022 134
USD 5,409,491 NOK 55,641,500 CITI 12/21/2022 289,353
USD 5,409,485 NOK 55,641,500 JPMC 12/21/2022 289,346
USD 15,957,555 NZD 26,680,500 CITI 12/21/2022 1,018,924
USD 15,957,535 NZD 26,680,500 JPMC 12/21/2022 1,018,904
USD 2,206,767 PHP 125,633,000 CITI
**
12/21/2022 83,837
USD 2,206,764 PHP 125,633,000 JPMC
**
12/21/2022 83,835
USD 4,754,616 PLN 22,978,000 CITI 12/21/2022 181,755
USD 4,754,610 PLN 22,977,999 JPMC 12/21/2022 181,749
USD 6,816,340 SEK 73,333,500 CITI 12/21/2022 174,194
USD 6,816,332 SEK 73,333,500 JPMC 12/21/2022 174,185
USD 1,075,495 TWD 32,520,503 CITI
**
12/21/2022 51,427
USD 1,075,493 TWD 32,520,497 JPMC
**
12/21/2022 51,425
USD 3,132,889 ZAR 54,207,000 CITI 12/21/2022 159,033
USD 3,132,885 ZAR 54,207,000 JPMC 12/21/2022 159,029
Total unrealized appreciation 11,049,107
AUD 40,894,002 USD 27,920,839 CITI 12/21/2022 (1,725,736)
AUD 40,893,998 USD 27,920,871 JPMC 12/21/2022 (1,725,771)
CAD 21,158,006 USD 16,219,776 CITI 12/21/2022 (896,978)
CAD 21,157,994 USD 16,219,787 JPMC 12/21/2022 (896,997)
CHF 699,001 USD 728,500 CITI 12/21/2022 (14,170)
CHF 698,999 USD 728,499 JPMC 12/21/2022 (14,171)
COP 1,362,518,999 USD 302,984 CITI
**
12/21/2022 (11,761)
COP 1,362,518,993 USD 302,984 JPMC
**
12/21/2022 (11,761)
EUR 18,170,000 USD 18,305,925 CITI 12/21/2022 (385,563)
EUR 18,170,000 USD 18,305,948 JPMC 12/21/2022 (385,585)
GBP 7,584,500 USD 8,933,537 CITI 12/21/2022 (454,692)
GBP 7,584,498 USD 8,933,546 JPMC 12/21/2022 (454,704)
IDR 8,314,350,156 USD 557,322 CITI
**
12/21/2022 (16,274)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 8,314,350,156 USD 557,322 JPMC
**
12/21/2022 $ (16,274)
ILS 1,722,503 USD 517,347 CITI 12/21/2022 (30,868)
ILS 1,722,497 USD 517,346 JPMC 12/21/2022 (30,869)
JPY 1,084,488,000 USD 7,674,580 CITI 12/21/2022 (112,378)
JPY 1,084,488,000 USD 7,674,589 JPMC 12/21/2022 (112,387)
KRW 200,000,000 USD 143,865 CITI
**
12/21/2022 (4,760)
KRW 200,000,000 USD 143,865 JPMC
**
12/21/2022 (4,760)
MXN 3,579,251 USD 175,788 CITI 12/21/2022 (605)
MXN 3,579,250 USD 175,789 JPMC 12/21/2022 (605)
NOK 125,515,004 USD 12,736,943 CITI 12/21/2022 (1,187,036)
NOK 125,514,996 USD 12,736,958 JPMC 12/21/2022 (1,187,051)
PLN 8,667,500 USD 1,836,402 CITI 12/21/2022 (111,479)
PLN 8,667,500 USD 1,836,404 JPMC 12/21/2022 (111,481)
SEK 72,739,000 USD 6,907,105 CITI 12/21/2022 (318,805)
SEK 72,739,000 USD 6,907,114 JPMC 12/21/2022 (318,814)
SGD 7,459,503 USD 5,306,471 CITI 12/21/2022 (107,050)
SGD 7,459,497 USD 5,306,474 JPMC 12/21/2022 (107,057)
USD 213,652 CZK 5,500,000 CITI 12/21/2022 (4,128)
USD 213,652 CZK 5,500,000 JPMC 12/21/2022 (4,129)
USD 1,869,681 GBP 1,740,000 CITI 12/21/2022 (75,495)
USD 1,869,679 GBP 1,740,000 JPMC 12/21/2022 (75,497)
USD 1,580,754 INR 130,000,000 CITI
**
12/21/2022 (762)
USD 1,580,752 INR 130,000,000 JPMC
**
12/21/2022 (764)
USD 1,837,525 PLN 9,278,000 CITI 12/21/2022 (8,893)
USD 1,837,523 PLN 9,278,000 JPMC 12/21/2022 (8,896)
ZAR 23,377,006 USD 1,332,376 CITI 12/21/2022 (49,887)
ZAR 23,376,994 USD 1,332,377 JPMC 12/21/2022 (49,889)
Total unrealized depreciation (11,034,782)
Net unrealized appreciation $ 14,325
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the HONIX plus
or minus a specified spread
(-0.04% to 0.02%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
49-61 months
maturity ranging
from 09/21/2026
- 09/22/2027 $1,662,737 $36,338 $8,752 $45,090

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA plus
or minus a specified spread
(-0.13% to 0.04%), which is
denominated in SGD based
on the local currencies of the
positions within the swap.
49-61 months
maturity ranging
from 09/21/2026
- 09/03/2027 $796,264 $27,761 $(2,154) $25,607
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 10/01/2027 $9,277,038 $15,709 $13,550 $29,259
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Allkem Ltd. 21,739 192,249 (28,739) (98.2)
ALS Ltd. 10,697 69,305 (12,118) (41.4)
Aristocrat Leisure Ltd. 9,462 199,521 (10,133) (34.6)
Atlas Arteria Ltd. 20,416 81,298 (14,228) (48.6)
Aurizon Holdings Ltd. 62,144 137,441 (10,431) (35.6)
BHP Group Ltd. 15,549 386,519 6,723 23.0
BlueScope Steel Ltd. 10,208 99,136 (8,797) (30.1)
Computershare Ltd. 4,969 79,256 981 3.4
IGO Ltd. 11,049 97,193 (5,979) (20.4)
Incitec Pivot Ltd. 112,182 255,088 (14,583) (49.8)
JB Hi-Fi Ltd. 7,273 176,010 (14,402) (49.2)
Lynas Rare Earths Ltd. 13,657 65,860 (7,214) (24.7)
Origin Energy Ltd. 80,843 268,235 (34,878) (119.2)
Pilbara Minerals Ltd. 91,389 263,679 (3,748) (12.8)
Qantas Airways Ltd. 44,794 143,749 (6,904) (23.6)
Ramsay Health Care Ltd. 2,488 91,328 (16,769) (57.3)
Santos Ltd. 32,893 151,951 (13,161) (45.0)
Sonic Healthcare Ltd. 6,924 135,054 (9,108) (31.1)
South32 Ltd. 90,317 214,404 (31,123) (106.4)
Telstra Corp. Ltd. 122,590 302,703 (4,616) (15.8)
Transurban Group 7,764 61,316 (6,607) (22.6)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
WiseTech Global Ltd. 1,986 64,888 (11,917) (40.7)
United States
James Hardie Industries plc 7,621 149,696 (16,290) (55.7)
Short Positions
Common Stocks
Australia
carsales.com Ltd. (11,309) (134,897) 22,459 76.8
Coles Group Ltd. (6,559) (69,147) 1,108 3.8
Commonwealth Bank of Australia (6,148) (357,660) 19,070 65.2
CSL Ltd. (4,614) (839,135) 18,511 63.3
Domino's Pizza Enterprises Ltd. (6,419) (211,484) 27,838 95.1
Endeavour Group Ltd. (25,188) (113,198) 2,551 8.7
Evolution Mining Ltd. (158,515) (206,795) 18,321 62.6
Fortescue Metals Group Ltd. (16,128) (173,140) 10,137 34.6
IDP Education Ltd. (13,612) (228,661) 16,279 55.6
Insurance Australia Group Ltd. (41,375) (122,398) 667 2.3
Lendlease Corp. Ltd. (29,972) (171,354) 20,619 70.5
Macquarie Group Ltd. (2,094) (204,291) 29,219 99.9
Newcrest Mining Ltd. (14,070) (154,477) (1,097) (3.7)
NEXTDC Ltd. (12,283) (68,724) 6,036 20.6
Northern Star Resources Ltd. (24,042) (120,385) (1,664) (5.7)
OZ Minerals Ltd. (5,658) (93,602) 640 2.2
Pro Medicus Ltd. (3,373) (107,706) 10,656 36.4
QBE Insurance Group Ltd. (18,208) (135,097) (220) (0.8)
REA Group Ltd. (2,253) (163,988) 13,428 45.9
Reece Ltd. (15,461) (138,935) 10,578 36.2
Seven Group Holdings Ltd. (11,236) (121,890) 11,913 40.7
Washington H Soul Pattinson & Co. Ltd. (7,024) (120,756) (4,246) (14.5)
Wesfarmers Ltd. (16,615) (454,230) 45,003 153.8
Westpac Banking Corp. (16,309) (215,768) 5,913 20.2
Woodside Energy Group Ltd. (9,172) (187,398) 746 2.6
Woolworths Group Ltd. (5,981) (129,971) 5,202 17.8
Worley Ltd. (8,789) (71,654) 6,715 23.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.13% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 10/04/2027 $12,682,625 $24,999 $16,683 $41,682
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 5,261 211,796 (11,019) (26.4)
ARC Resources Ltd. 19,565 234,975 (16,772) (40.2)
Atco Ltd. 4,327 132,972 (14,729) (35.3)
Bank of Nova Scotia (The) 4,161 197,906 (22,984) (55.1)
Canadian Natural Resources Ltd. 4,203 195,644 (11,053) (26.5)
Canadian Tire Corp. Ltd. 1,178 125,403 (11,479) (27.5)
Cenovus Energy, Inc. 21,721 333,673 (35,452) (85.1)
Dollarama, Inc. 3,337 191,569 (815) (2.0)
Fairfax Financial Holdings Ltd. 488 222,879 (8,056) (19.3)
Finning International, Inc. 8,329 146,399 (20,090) (48.2)
Gildan Activewear, Inc. 3,328 94,081 (5,927) (14.2)
Imperial Oil Ltd. 7,461 323,048 (12,473) (29.9)
Loblaw Cos. Ltd. 3,225 255,366 (17,376) (41.7)
MEG Energy Corp. 25,615 286,682 (27,823) (66.8)
National Bank of Canada 2,945 184,586 (7,064) (16.9)
Nutrien Ltd. 3,103 258,780 (19,319) (46.3)
Onex Corp. 2,274 104,304 (8,527) (20.5)
Pembina Pipeline Corp. 3,575 108,594 (12,474) (29.9)
Suncor Energy, Inc. 8,805 247,956 (8,816) (21.2)
Teck Resources Ltd. 3,539 107,629 (5,223) (12.5)
Tourmaline Oil Corp. 5,663 294,311 (19,731) (47.3)
Whitecap Resources, Inc. 30,950 195,825 (10,449) (25.1)
Mongolia
Turquoise Hill Resources Ltd. 4,114 121,810 135 0.3
Zambia
First Quantum Minerals Ltd. 6,491 110,192 1,140 2.7
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (6,087) (257,167) (8,451) (20.3)
Algonquin Power & Utilities Corp. (27,494) (300,347) 40,834 98.0
Bank of Montreal (2,708) (237,346) 12,488 30.0
Barrick Gold Corp. (12,161) (188,487) (10,703) (25.7)
BCE, Inc. (13,570) (568,990) 38,345 92.0
BlackBerry Ltd. (26,112) (123,060) 25,519 61.2
Brookfield Asset Management, Inc. (2,834) (115,937) 5,188 12.4
CAE, Inc. (16,137) (247,543) 34,253 82.2
Canadian Imperial Bank of Commerce (7,989) (349,669) 5,303 12.7
Canadian Pacific Railway Ltd. (5,655) (377,491) 29,385 70.5
Constellation Software, Inc. (63) (87,662) 5,070 12.2
Emera, Inc. (3,111) (125,872) 14,842 35.6
Enbridge, Inc. (6,953) (257,815) 16,291 39.1
Fortis, Inc. (6,994) (265,715) 26,275 63.0
Franco-Nevada Corp. (953) (113,834) (4,089) (9.8)
GFL Environmental, Inc. (4,240) (107,155) 12,789 30.7
Kinross Gold Corp. (37,278) (140,331) (13,792) (33.1)
Magna International, Inc. (1,946) (92,316) 5,819 14.0
Manulife Financial Corp. (13,512) (212,068) 14,379 34.5
Pan American Silver Corp. (8,089) (128,595) (5,885) (14.1)
Rogers Communications, Inc. (6,493) (250,112) 7,227 17.3
Royal Bank of Canada (5,566) (501,135) 12,163 29.2
Saputo, Inc. (3,723) (88,753) 4,770 11.4
Toronto-Dominion Bank (The) (4,365) (267,711) 9,880 23.7

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Bausch Health Cos., Inc. (17,394) (120,128) 985 2.4
BRP, Inc. (2,987) (183,997) 13,303 31.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-0.75% to 0.03%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 10/01/2027 $7,566,203 $42,256 $(819) $41,437
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
Baloise Holding AG (Registered) 456 58,265 (6,019) (14.5)
Banque Cantonale Vaudoise (Registered) 247 23,368 235 0.6
Barry Callebaut AG (Registered) 73 137,606 (8,660) (20.9)
Belimo Holding AG (Registered) 101 37,147 (163) (0.4)
BKW AG 625 74,479 (2,741) (6.6)
Bucher Industries AG (Registered) 77 24,022 (2,995) (7.2)
Chocoladefabriken Lindt & Spruengli AG 19 183,622 (13,097) (31.6)
DKSH Holding AG 1,082 78,506 (612) (1.5)
EMS-Chemie Holding AG (Registered) 31 19,569 (1,732) (4.2)
Galenica AG 263 19,045 534 1.3
Georg Fischer AG (Registered) 380 18,104 (2,500) (6.0)
Helvetia Holding AG (Registered) 620 58,097 (5,567) (13.4)
Julius Baer Group Ltd. 1,071 46,737 (6,112) (14.8)
Kuehne + Nagel International AG (Registered) 901 183,472 (16,506) (39.8)
Lonza Group AG (Registered) 244 118,801 (12,311) (29.7)
Novartis AG (Registered) 4,555 347,259 (6,946) (16.8)
Partners Group Holding AG 207 166,590 (34,095) (82.3)
SGS SA (Registered) 54 115,546 (7,099) (17.1)
Sika AG (Registered) 280 56,278 (7,515) (18.1)
Swatch Group AG (The) 78 17,519 (252) (0.6)
Swiss Life Holding AG (Registered) 539 238,136 (33,184) (80.1)
Swisscom AG (Registered) 640 299,674 (21,007) (50.7)
Temenos AG (Registered) 3,409 229,824 (48,299) (116.6)
UBS Group AG (Registered) 18,034 261,637 (20,704) (50.0)
Zurich Insurance Group AG 1,324 527,814 (35,116) (84.7)
United States
Nestle SA (Registered) 1,306 141,253 (6,487) (15.7)
Roche Holding AG 538 175,137 (144) (0.3)
Swiss Re AG 1,009 74,418 (8,801) (21.2)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (23,829) (148,328) 21,727 52.4
Switzerland
Adecco Group AG (Registered) (7,970) (219,969) 22,481 54.3
Alcon, Inc. (3,749) (217,762) 26,330 63.5
Bachem Holding AG (2,541) (159,809) (6,310) (15.2)
Cie Financiere Richemont SA (Registered) (644) (60,791) 9,079 21.9
Clariant AG (Registered) (3,923) (62,665) 9,457 22.8
Credit Suisse Group AG (Registered) (77,679) (307,266) 61,873 149.3
Dufry AG (Registered) (5,206) (158,052) 24,187 58.4
Flughafen Zurich AG (Registered) (395) (58,383) 5,308 12.8
Geberit AG (Registered) (1,045) (448,084) 10,402 25.1
Givaudan SA (Registered) (144) (435,025) 17,247 41.6
Holcim AG (2,869) (117,573) 14,522 35.0
Idorsia Ltd. (5,738) (74,265) 9,767 23.6
Logitech International SA (Registered) (7,964) (364,095) 22,045 53.2
Schindler Holding AG (1,080) (167,616) 10,150 24.5
SIG Group AG (19,716) (400,316) 46,464 112.1
Sonova Holding AG (Registered) (353) (77,682) 11,329 27.3
Straumann Holding AG (Registered) (1,227) (112,222) 18,337 44.3
Sulzer AG (Registered) (422) (24,276) 572 1.4
Tecan Group AG (Registered) (586) (201,024) 11,281 27.2
VAT Group AG (94) (19,075) 3,903 9.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (-0.13% to
0.03%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
49-61 months
maturity
ranging from
09/21/2026
- 09/22/2027 $3,563,741 $(26,443) $9,234 $(17,209)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 281 510,641 (77,053) 447.7
Carlsberg A/S 992 116,001 (7,932) 46.1
DSV A/S 2,708 317,235 (50,262) 292.1
Genmab A/S 298 95,868 (12,422) 72.2
ISS A/S 10,449 161,084 (20,109) 116.9
Jyske Bank A/S (Registered) 1,294 67,343 (4,422) 25.7
Novo Nordisk A/S 5,745 572,304 (33,357) 193.8

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Denmark (continued)
Orsted A/S 918 73,165 (12,843) 74.6
Pandora A/S 3,992 186,691 (32,215) 187.2
Royal Unibrew A/S 224 14,514 (1,536) 8.9
Tryg A/S 6,499 134,165 (8,712) 50.6
Short Positions
Common Stocks
Denmark
Ambu A/S (7,096) (61,657) 10,084 (58.6)
Chr Hansen Holding A/S (1,646) (81,081) 6,349 (36.9)
Coloplast A/S (2,777) (282,211) 19,141 (111.2)
Danske Bank A/S (1,423) (17,712) 1,430 (8.3)
Demant A/S (6,039) (149,293) 24,194 (140.6)
GN Store Nord A/S (1,997) (34,980) 23,062 (134.0)
H Lundbeck A/S (10,852) (34,781) 2,323 (13.5)
Novozymes A/S (266) (13,367) 1,366 (7.9)
ROCKWOOL A/S (1,172) (184,869) 17,518 (101.8)
SimCorp A/S (1,482) (83,410) 16,149 (93.8)
Vestas Wind Systems A/S (20,169) (371,369) 112,804 (655.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.23% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 10/01/2027 $33,406,359 $205,417 $(10,757) $194,660
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nokia OYJ 48,501 208,218 (28,054) (14.4)
France
Cie de Saint-Gobain 6,485 231,875 (19,972) (10.3)
Engie SA 19,662 226,307 (19,883) (10.2)
Hermes International 289 339,899 (28,284) (14.5)
LVMH Moet Hennessy Louis Vuitton SE 531 313,064 (12,533) (6.4)
Orange SA 26,909 243,379 (23,032) (11.8)
Renault SA 8,599 232,655 (25,406) (13.1)
Thales SA 1,976 217,743 (5,413) (2.8)
TotalEnergies SE 5,471 256,670 (4,944) (2.5)
Germany
Bayer AG (Registered) 4,871 224,429 (23,882) (12.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany (continued)
Bayerische Motoren Werke AG 5,127 347,496 (16,961) (8.7)
Commerzbank AG 47,205 336,053 (14,339) (7.4)
Deutsche Bank AG (Registered) 46,998 347,972 (54,151) (27.8)
Merck KGaA 1,472 238,288 (13,307) (6.8)
RWE AG 10,985 403,765 (39,495) (20.3)
Volkswagen AG (Preference) 1,862 227,521 (40,695) (20.9)
Italy
Ferrari NV 1,127 208,704 (7,086) (3.6)
Leonardo SpA 49,363 349,510 (20,304) (10.4)
Netherlands
ASR Nederland NV 6,925 266,217 (18,272) (9.4)
OCI NV 6,764 247,641 (4,260) (2.2)
Wolters Kluwer NV 4,386 427,081 (8,798) (4.5)
Spain
Industria de Diseno Textil SA 16,015 330,496 (6,487) (3.3)
Repsol SA 48,117 552,876 (59,603) (30.6)
United States
Tenaris SA 25,790 333,699 (16,217) (8.3)
Short Positions
Common Stocks
China
Prosus NV (5,306) (276,053) 25,501 13.1
Finland
Kone OYJ (10,690) (411,870) 6,683 3.4
France
Air Liquide SA (2,256) (257,859) 13,740 7.1
Cie Generale des Etablissements Michelin SCA (12,174) (272,767) 5,616 2.9
Danone SA (6,641) (314,022) 8,166 4.2
EssilorLuxottica SA (2,375) (322,817) 29,982 15.4
L'Oreal SA (1,004) (321,021) 11,559 5.9
Germany
adidas AG (2,548) (292,921) 59,266 30.4
BASF SE (7,030) (269,800) 29,801 15.3
Deutsche Telekom AG (Registered) (27,745) (472,266) 59,327 30.5
Fresenius Medical Care AG & Co. KGaA (10,526) (296,549) 47,902 24.6
Henkel AG & Co. KGaA (Preference) (5,206) (309,169) 5,091 2.6
SAP SE (8,718) (710,475) 13,991 7.2
Siemens AG (Registered) (5,408) (528,593) 22,748 11.7
Zalando SE (16,708) (326,356) 29,093 14.9
Italy
Enel SpA (66,999) (274,778) 30,072 15.4
Intesa Sanpaolo SpA (134,873) (222,947) 12,698 6.5
Nexi SpA (35,035) (283,017) 4,898 2.5
Netherlands
Adyen NV (320) (399,092) 55,247 28.4
ASML Holding NV (671) (277,981) 49,445 25.4
Koninklijke Philips NV (50,478) (777,185) 87,219 44.8
Portugal
EDP - Energias de Portugal SA (88,314) (383,284) 43,851 22.5
Spain
ACS Actividades de Construccion y Servicios SA (11,172) (251,028) 565 0.3
Grifols SA (32,889) (284,139) 87,882 45.1
United Kingdom
CNH Industrial NV (21,083) (235,966) 16,932 8.7

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Schneider Electric SE (4,701) (530,982) 49,804 25.6
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 10/01/2027 $10,340,466 $(58,608) $48,260 $(10,348)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Glencore plc 26,613 139,852 (4,386) 42.4
Rio Tinto plc 4,058 219,562 (643) 6.2
Netherlands
Shell plc 28,933 717,768 (17,518) 169.3
Nigeria
Airtel Africa plc 75,114 107,736 (8,008) 77.4
United Kingdom
Auto Trader Group plc 19,391 109,968 (32,583) 314.9
Aviva plc 20,261 86,896 (7,168) 69.3
BAE Systems plc 20,828 183,004 587 (5.7)
Barclays plc 47,534 75,633 (15,582) 150.6
BP plc 48,539 231,938 (9,978) 96.4
British American Tobacco plc 10,197 365,639 (26,974) 260.7
Centrica plc 158,300 124,219 (29,377) 283.9
Diageo plc 11,681 491,694 (3,172) 30.7
Harbour Energy plc 20,366 101,111 (643) 6.2
Howden Joinery Group plc 14,728 82,279 (13,889) 134.2
HSBC Holdings plc 52,382 271,227 (34,130) 329.8
Imperial Brands plc 5,804 119,347 (5,215) 50.4
InterContinental Hotels Group plc 4,834 232,814 (22,719) 219.6
Intertek Group plc 1,792 73,524 (6,510) 62.9
Lloyds Banking Group plc 386,419 174,657 (10,977) 106.1
Man Group plc 38,058 94,235 (14,762) 142.7
National Grid plc 15,557 160,145 (25,889) 250.2
NatWest Group plc 63,566 158,325 (26,777) 258.8
Reckitt Benckiser Group plc 3,112 206,268 (15,584) 150.6
RELX plc 11,511 281,280 (13,173) 127.3
SSE plc 4,778 80,681 (14,813) 143.1
Standard Chartered plc 20,325 127,124 (7,249) 70.1
United States
GSK plc 9,005 130,057 (5,539) 53.5

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Short Positions
Common Stocks
Chile
Antofagasta plc (19,755) (242,073) 15,291 (147.8)
Italy
Coca-Cola HBC AG (5,297) (110,680) 3,198 (30.9)
Jordan
Hikma Pharmaceuticals plc (5,647) (85,117) (597) 5.8
United Kingdom
abrdn plc (99,257) (151,835) 10,135 (97.9)
AVEVA Group plc (11,168) (385,321) (8,937) 86.4
B&M European Value Retail SA (30,797) (104,748) 4,284 (41.4)
BT Group plc (93,713) (125,979) 20,615 (199.2)
ConvaTec Group plc (37,404) (85,003) 10,301 (99.5)
ITV plc (144,434) (91,146) 13,097 (126.6)
JD Sports Fashion plc (107,592) (118,532) 27,868 (269.3)
Kingfisher plc (120,817) (294,095) 19,784 (191.2)
Ocado Group plc (15,073) (78,221) 49,147 (474.9)
Pennon Group plc (13,969) (121,883) 26,134 (252.5)
Persimmon plc (14,384) (196,720) 8,366 (80.8)
Rolls-Royce Holdings plc (153,751) (117,751) 16,908 (163.4)
Royal Mail plc (43,192) (87,918) 11,117 (107.4)
Schroders plc (19,235) (82,678) 10,128 (97.9)
Severn Trent plc (3,362) (87,888) 15,831 (153.0)
Smith & Nephew plc (13,505) (155,885) 1,170 (11.3)
Taylor Wimpey plc (164,414) (160,096) 29,106 (281.3)
Travis Perkins plc (13,422) (115,215) 4,998 (48.3)
Unilever plc (2,320) (101,940) 458 (4.4)
Weir Group plc (The) (5,543) (85,812) 7,921 (76.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NOWA
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
49-59 months
maturity
ranging from
09/21/2026
- 07/05/2027 $1,750,321 $65,794 $8,220 $74,014
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 2,268 79,596 (5,878) (7.9)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Equinor ASA 14,773 487,195 5,905 8.0
Gjensidige Forsikring ASA 2,073 35,571 (3,191) (4.3)
Norsk Hydro ASA 25,542 137,056 (21,096) (28.5)
TOMRA Systems ASA 859 15,156 (3,261) (4.4)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (357) (14,209) 3,431 4.6
France
Adevinta ASA (9,614) (57,277) 15,743 21.3
Norway
DNB Bank ASA (4,713) (74,786) 3,234 4.4
Kongsberg Gruppen ASA (3,744) (113,621) (1,436) (1.9)
Mowi ASA (10,597) (134,789) 14,492 19.6
Orkla ASA (24,032) (174,696) 4,293 5.8
Salmar ASA (1,243) (41,897) 29,965 40.5
Schibsted ASA (2,560) (34,545) 8,880 12.0
Telenor ASA (30,152) (275,955) 13,113 17.7
United Kingdom
Subsea 7 SA (9,365) (73,972) 1,600 2.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.23% to 0.03%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
49-61 months
maturity
ranging from
09/21/2026
- 09/22/2027 $4,726,649 $(35,637) $2,249 $(33,388)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 31,666 271,005 (18,557) 55.6
Sweden
Axfood AB 8,319 190,600 (35,676) 106.9
BillerudKorsnas AB 4,627 54,322 (42) 0.1
Boliden AB 8,593 265,489 (4,283) 12.8
Evolution AB 1,482 117,148 (703) 2.1
Hexpol AB 3,795 31,126 (2,250) 6.7
Indutrade AB 3,168 51,385 (7,021) 21.0
Saab AB 7,649 238,319 (5,380) 16.1
Skandinaviska Enskilda Banken AB 14,133 134,698 (1,440) 4.3

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Skanska AB 6,120 76,168 (10,881) 32.6
SSAB AB 73,681 313,990 (19,095) 57.2
Svenska Cellulosa AB SCA 4,347 55,157 (3,197) 9.6
Svenska Handelsbanken AB 16,474 135,235 4,870 (14.6)
Swedbank AB 13,984 183,551 2,287 (6.9)
Telefonaktiebolaget LM Ericsson 5,577 32,600 (7,327) 21.9
Telia Co. AB 75,529 217,530 (25,643) 76.8
Trelleborg AB 5,533 103,804 (5,938) 17.8
Volvo AB 16,601 234,920 (14,458) 43.3
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (1,546) (17,756) 1,105 (3.3)
Sweden
AAK AB (1,946) (25,730) 2,134 (6.4)
Alfa Laval AB (8,288) (205,518) 12,480 (37.4)
Assa Abloy AB (2,919) (54,691) 3,202 (9.6)
Atlas Copco AB (14,128) (131,311) 3,011 (9.0)
Beijer Ref AB (7,182) (88,311) 2,570 (7.7)
Electrolux AB (5,762) (59,887) 7,351 (22.0)
Elekta AB (9,061) (46,021) 2,570 (7.7)
Epiroc AB (3,346) (47,866) 2,500 (7.5)
EQT AB (1,674) (32,345) 6,512 (19.5)
H & M Hennes & Mauritz AB (15,037) (139,019) 2,379 (7.1)
Hexagon AB (50,929) (475,633) 30,161 (90.3)
Holmen AB (1,084) (41,134) 2,040 (6.1)
Husqvarna AB (11,006) (61,011) 5,978 (17.9)
Nibe Industrier AB (7,667) (68,391) 8,019 (24.0)
Sandvik AB (2,644) (36,042) 3,388 (10.1)
Securitas AB (10,116) (70,226) (162) 0.5
SKF AB (24,026) (321,867) 19,567 (58.6)
Swedish Match AB (2,167) (21,435) (249) 0.7
Swedish Orphan Biovitrum AB (1,098) (21,221) (101) 0.3
Tele2 AB (4,783) (41,275) 1,893 (5.7)
United States
Sinch AB (9,740) (12,912) 2,749 (8.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the MUTSC
plus or minus a specified
spread (-2.75% to 0.30%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
10/19/2022
- 11/01/2023 $29,605,827 $(14,488) $(64,666) $(79,154)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Bandai Namco Holdings, Inc. 2,600 169,438 (5,663) 7.2
Dai-ichi Life Holdings, Inc. 11,900 189,214 (10,215) 12.9
Hoya Corp. 2,300 221,625 (8,566) 10.8
IHI Corp. 8,300 177,523 (17,026) 21.5
Inpex Corp. 49,300 459,825 (37,337) 47.2
Japan Post Holdings Co. Ltd. 27,400 181,531 (6,919) 8.7
Japan Tobacco, Inc. 21,200 348,374 (5,087) 6.4
Keyence Corp. 500 165,280 (5,703) 7.2
Marubeni Corp. 25,000 218,137 (26,197) 33.1
MISUMI Group, Inc. 8,100 174,413 (14,194) 17.9
Mitsubishi Heavy Industries Ltd. 7,100 236,141 (18,513) 23.4
Mitsubishi Motors Corp. 63,600 228,325 (37,536) 47.4
NGK Spark Plug Co. Ltd. 9,700 172,035 (25,209) 31.8
Nissin Foods Holdings Co. Ltd. 2,500 173,775 3,381 (4.3)
Olympus Corp. 15,100 290,490 (13,513) 17.1
Osaka Gas Co. Ltd. 11,500 173,374 (9,136) 11.5
Recruit Holdings Co. Ltd. 10,300 296,698 (6,753) 8.5
Shin-Etsu Chemical Co. Ltd. 2,800 277,079 (23,724) 30.0
Sompo Holdings, Inc. 4,800 192,054 (10,585) 13.4
Square Enix Holdings Co. Ltd. 4,800 206,886 267 (0.3)
Yakult Honsha Co. Ltd. 3,600 209,033 4,299 (5.4)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (15,100) (281,970) (743) 0.9
Asahi Kasei Corp. (30,800) (204,121) 7,784 (9.8)
Canon, Inc. (8,200) (179,109) 9,106 (11.5)
Central Japan Railway Co. (3,200) (375,651) 2,432 (3.1)
Daikin Industries Ltd. (1,800) (276,964) 22,704 (28.7)
Daiwa Securities Group, Inc. (61,200) (240,204) 12,617 (15.9)
East Japan Railway Co. (4,900) (251,294) 6,825 (8.6)
Hitachi Ltd. (6,500) (276,615) 19,432 (24.5)
ITOCHU Corp. (9,300) (224,483) 19,953 (25.2)
JFE Holdings, Inc. (20,100) (186,637) 17,516 (22.1)
JSR Corp. (11,900) (225,656) 19,511 (24.6)
Kao Corp. (6,900) (280,764) 8,957 (11.3)
KDDI Corp. (6,700) (195,883) 6,510 (8.2)
Kirin Holdings Co. Ltd. (11,300) (174,085) 3,968 (5.0)
Kubota Corp. (16,700) (232,078) 16,407 (20.7)
Mitsubishi UFJ Financial Group, Inc. (55,700) (252,328) 4,815 (6.1)
Mizuho Financial Group, Inc. (37,400) (404,841) 12,259 (15.5)
Nippon Steel Corp. (15,900) (220,664) 26,630 (33.6)
Nomura Holdings, Inc. (120,900) (400,527) 14,947 (18.9)
Rakuten Group, Inc. (68,900) (294,857) 11,725 (14.8)
Sekisui House Ltd. (13,900) (230,216) 3,237 (4.1)
Seven & i Holdings Co. Ltd. (4,700) (188,799) 5,722 (7.2)
SoftBank Corp. (27,000) (269,620) 10,771 (13.6)
SoftBank Group Corp. (5,500) (186,401) 23,255 (29.4)
Sumitomo Electric Industries Ltd. (17,600) (178,667) 12,112 (15.3)
Sumitomo Mitsui Financial Group, Inc. (15,300) (424,139) 23,668 (29.9)
Takeda Pharmaceutical Co. Ltd. (9,900) (257,081) 5,724 (7.2)
Toshiba Corp. (5,000) (178,126) (1,902) 2.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
West Japan Railway Co. (6,300) (240,812) 7,958 (10.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-7.57% to 0.25%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
1-13 months
maturity
ranging from
10/19/2022
- 11/01/2023 $123,689,038 $456,823 $(94,054) $362,769
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
NXP Semiconductors NV 2,212 326,292 (16,994) (4.7)
United States
Accenture plc 1,328 341,694 (23,479) (6.5)
Adobe, Inc. 1,115 306,848 (2,516) (0.7)
Alphabet, Inc. 4,688 448,407 (17,902) (4.9)
AMETEK, Inc. 2,808 318,455 (19,993) (5.5)
Apple, Inc. 4,852 670,546 (44,797) (12.3)
Booking Holdings, Inc. 249 409,159 (35,428) (9.8)
Broadcom, Inc. 754 334,784 (12,792) (3.5)
Cheniere Energy, Inc. 1,897 314,731 (4,913) (1.4)
Chubb Ltd. 2,046 372,126 (20,460) (5.6)
Cisco Systems, Inc. 11,761 470,440 (16,466) (4.5)
Coca-Cola Co. (The) 7,753 434,323 (30,062) (8.3)
CVS Health Corp. 3,551 338,659 (21,607) (6.0)
DTE Energy Co. 2,872 330,424 (45,521) (12.5)
Emerson Electric Co. 4,202 307,670 (26,809) (7.4)
Exxon Mobil Corp. 6,160 537,830 (25,609) (7.1)
Gartner, Inc. 1,110 307,126 (20,930) (5.8)
Home Depot, Inc. (The) 1,479 408,115 (4,271) (1.2)
Keysight Technologies, Inc. 2,315 364,288 (19,113) (5.3)
Mastercard, Inc. 1,736 493,614 (26,135) (7.2)
McKesson Corp. 1,084 368,419 (7,052) (1.9)
Microsoft Corp. 2,682 624,638 (21,476) (5.9)
Tesla, Inc. 1,548 410,607 (56,669) (15.6)
Ulta Beauty, Inc. 837 335,796 (14,866) (4.1)
Union Pacific Corp. 2,273 442,826 (38,640) (10.7)
Wells Fargo & Co. 7,951 319,789 (22,765) (6.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
3M Co. (3,367) (372,054) 19,196 5.3
Allstate Corp. (The) (2,933) (365,246) 16,452 4.5
Atmos Energy Corp. (3,366) (342,827) 40,183 11.1
Becton Dickinson and Co. (1,387) (309,065) 36,470 10.1
DR Horton, Inc. (5,133) (345,708) 23,464 6.5
General Mills, Inc. (4,131) (316,476) (3,222) (0.9)
Honeywell International, Inc. (2,073) (346,129) 24,171 6.7
Huntington Bancshares, Inc. (24,536) (323,384) 20,856 5.7
Illinois Tool Works, Inc. (2,499) (451,444) 41,983 11.6
International Business Machines Corp. (4,590) (545,338) 39,511 10.9
Johnson & Johnson (2,184) (356,778) 4,297 1.2
Kimberly-Clark Corp. (2,967) (333,906) 24,256 6.7
Kinder Morgan, Inc. (18,756) (312,100) 26,446 7.3
M&T Bank Corp. (1,971) (347,527) 7,006 1.9
McCormick & Co., Inc. (Non-Voting) (5,647) (402,462) 34,500 9.5
Monster Beverage Corp. (3,617) (314,534) 3,108 0.9
PepsiCo, Inc. (2,548) (415,986) 12,645 3.5
PerkinElmer, Inc. (2,824) (339,812) 22,442 6.2
Principal Financial Group, Inc. (5,279) (380,880) 27,873 7.7
Stanley Black & Decker, Inc. (4,940) (371,537) 32,738 9.0
T-Mobile US, Inc. (2,832) (379,969) 7,825 2.2
United Parcel Service, Inc. (2,653) (428,566) 47,746 13.2
Visa, Inc. (2,540) (451,231) 38,079 10.5
Walt Disney Co. (The) (3,726) (351,474) 42,861 11.8

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 103.2%
COMMON STOCKS - 52.0%
Australia - 1.5%
Aristocrat Leisure Ltd. (2)(a) 3,670 77,388
Aurizon Holdings Ltd. (2) 75,327 166,597
Australia & New Zealand Banking
Group Ltd. (2) 2,347 34,357
BHP Group Ltd. (2)(a) 24,067 598,260
BlueScope Steel Ltd. (2) 32,717 317,736
Harvey Norman Holdings Ltd. (2) 40,889 105,777
Incitec Pivot Ltd. (2) 60,089 136,635
JB Hi-Fi Ltd. (2) 10,509 254,323
Origin Energy Ltd. (2) 1,598 5,302
QBE Insurance Group Ltd. (2) 5,132 38,078
Rio Tinto plc (2)(a) 2,435 131,748
Sonic Healthcare Ltd. (2) 3,762 73,379
South32 Ltd. (2) 78,965 187,456
Suncorp Group Ltd. (2) 7,145 46,106
2,173,142
—
Austria - 0.0% (b)
Mondi plc (2) 390 5,991
Belgium - 0.1%
Ageas SA/NV (2) 1,598 58,282
Anheuser-Busch InBev SA/NV (2)
(a) 1,243 56,304
Etablissements Franz Colruyt NV
(2) 708 15,563
Proximus SADP (2) 6,952 72,078
202,227
—
Brazil - 0.1%
Yara International ASA (2) 3,912 137,292
Canada - 2.6%
Alimentation Couche-Tard, Inc. (a) 510 20,531
AltaGas Ltd. 395 7,563
ARC Resources Ltd. 2,236 26,854
Bank of Montreal 69 6,048
Bank of Nova Scotia (The) 489 23,258
Barrick Gold Corp. (a) 5,936 92,004
Canadian National Railway Co. (a) 534 57,670
Canadian Natural Resources Ltd. 960 44,687
Canadian Tire Corp. Ltd., Class A
(a) 823 87,612
Empire Co. Ltd., Class A (a) 357 8,880
Fairfax Financial Holdings Ltd. 507 231,557
Gildan Activewear, Inc. (a) 465 13,145
iA Financial Corp., Inc. 178 9,045
Imperial Oil Ltd. 9,423 407,999
Loblaw Cos. Ltd. (a) 855 67,702
Manulife Financial Corp. 21,882 343,433
National Bank of Canada 149 9,339
Nutrien Ltd. (a) 80 6,672
Onex Corp. 5,835 267,641
Ritchie Bros Auctioneers, Inc. (a) 1,217 76,041
Shaw Communications, Inc., Class
B 964 23,441
Suncor Energy, Inc. 29,771 838,376
Teck Resources Ltd., Class B 8,543 259,812
INVESTMENTS SHARES VALUE ($)
Canada - 2.6% (continued)
TFI International, Inc. 937 84,797
Toromont Industries Ltd. 1,601 111,451
West Fraser Timber Co. Ltd. 7,911 572,300
3,697,858
—
Chile - 0.1%
Lundin Mining Corp. 20,196 102,051
China - 0.3%
BOC Hong Kong Holdings Ltd. (2) 2,000 6,651
NXP Semiconductors NV 398 58,709
SITC International Holdings Co.
Ltd. (2) 119,000 218,239
Wilmar International Ltd. (2) 23,500 62,519
Xinyi Glass Holdings Ltd. (2) 32,000 46,278
392,396
—
Colombia - 0.1%
Millicom International Cellular SA,
SDR (2)* 8,577 98,509
Denmark - 0.6%
AP Moller - Maersk A/S, Class B
(2)(a) 363 659,654
Genmab A/S (2)* 218 70,131
H Lundbeck A/S (2) 2,637 8,452
ISS A/S (2)* 3,714 57,256
Pandora A/S (2) 243 11,364
806,857
—
Finland - 0.0% (b)
Nokia OYJ (2) 14,460 62,077
Nordea Bank Abp (2) 1,162 9,945
72,022
—
France - 1.1%
AXA SA (2) 2,898 63,272
BNP Paribas SA (2) 836 35,312
Bouygues SA (2)(a) 1,573 41,147
Carrefour SA (2)(a) 6,225 86,335
Cie de Saint-Gobain (2)(a) 8,652 309,359
Dassault Aviation SA (2) 756 86,011
Eiffage SA (2) 152 12,189
Electricite de France SA (2)(a) 4,658 54,021
Ipsen SA (2) 1,127 104,304
La Francaise des Jeux SAEM (2)(c) 523 15,514
Orange SA (2)(a) 12,469 112,776
Publicis Groupe SA (2) 790 37,432
Renault SA (2)* 817 22,105
Rexel SA (2) 6,810 102,060
Rubis SCA (2) 3,512 73,085
Sanofi (2)(a) 836 63,658
Sodexo SA (2)(a) 322 24,182
TotalEnergies SE (2)(a) 7,313 343,087
1,585,849
—
Germany - 1.4%
Allianz SE (Registered) (2) 239 37,651
Aurubis AG (2) 837 43,695
BASF SE (2)(a) 5,869 225,243
Bayer AG (Registered) (2) 4,367 201,208

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 1.4% (continued)
Bayerische Motoren Werke AG (2) 7,721 523,310
Covestro AG (2)(c) 1,515 43,316
Deutsche Bank AG (Registered) (2) 34,563 255,904
Deutsche Post AG (Registered) (2)
(a) 4,412 132,976
Freenet AG (2) 926 17,549
GEA Group AG (2) 1,433 46,376
HeidelbergCement AG (2) 145 5,728
Mercedes-Benz Group AG (2) 115 5,815
METRO AG (2)(a) 6,608 46,064
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 324 77,994
ProSiebenSat.1 Media SE (2) 17,893 126,771
SAP SE (2)(a) 1,645 134,060
TeamViewer AG (2)*(c) 3,223 24,874
thyssenkrupp AG (2)* 5,881 24,918
Volkswagen AG (Preference) (2) 481 58,774
2,032,226
—
Hong Kong - 0.3%
CK Asset Holdings Ltd. (2) 1,915 11,496
CLP Holdings Ltd. (2) 2,500 18,894
Hong Kong Exchanges & Clearing
Ltd. (2) 800 27,346
Sun Hung Kai Properties Ltd. (2) 15,500 171,063
Swire Pacific Ltd., Class A (2) 12,500 93,432
WH Group Ltd. (2)(c) 74,500 46,856
369,087
—
Italy - 0.6%
Buzzi Unicem SpA (2) 7,283 103,026
Eni SpA (2) 3,058 32,503
Leonardo SpA (2) 21,860 154,778
Mediobanca Banca di Credito
Finanziario SpA (2) 6,720 52,582
Poste Italiane SpA (2)(c) 793 5,991
UniCredit SpA (2) 25,097 254,083
Unipol Gruppo SpA (2) 56,960 221,231
824,194
—
Japan - 3.7%
AGC, Inc. (2)(a) 1,900 59,151
Aisin Corp. (2) 800 20,592
Alfresa Holdings Corp. (2) 600 6,993
Amada Co. Ltd. (2) 2,400 16,308
Dai-ichi Life Holdings, Inc. (2) 23,800 378,427
Fukuoka Financial Group, Inc. (2) 700 12,466
Haseko Corp. (2)(a) 2,100 22,779
Hino Motors Ltd. (2) 33,900 140,156
Hitachi Transport System Ltd. (2) 200 11,956
Iida Group Holdings Co. Ltd. (2)(a) 5,800 78,511
Inpex Corp. (2) 1,900 17,721
Japan Post Holdings Co. Ltd. (2) 35,900 237,845
Japan Post Insurance Co. Ltd. (2) 19,500 273,119
Japan Tobacco, Inc. (2) 2,300 37,795
JFE Holdings, Inc. (2) 28,400 263,706
JTEKT Corp. (2) 16,000 101,801
Kajima Corp. (2) 8,400 79,620
Kawasaki Kisen Kaisha Ltd. (2) 7,200 100,392
INVESTMENTS SHARES VALUE ($)
Japan - 3.7% (continued)
Koito Manufacturing Co. Ltd. (2) 3,400 46,485
Kuraray Co. Ltd. (2) 8,100 56,629
Kyushu Electric Power Co., Inc. (2) 3,900 20,792
Marubeni Corp. (2)(a) 5,800 50,608
Mazda Motor Corp. (2) 37,100 246,350
Mitsubishi Gas Chemical Co., Inc.
(2) 1,100 14,464
Mitsubishi HC Capital, Inc. (2) 4,700 20,202
Mitsubishi Motors Corp. (2)* 3,300 11,847
Mitsui Chemicals, Inc. (2) 2,800 54,577
Mitsui OSK Lines Ltd. (2) 5,100 91,252
Mizuho Financial Group, Inc. (2) 29,700 321,492
Nabtesco Corp. (2) 500 10,228
NGK Insulators Ltd. (2) 800 9,957
NGK Spark Plug Co. Ltd. (2) 3,300 58,527
NIPPON EXPRESS HOLDINGS,
Inc. (2) 1,500 76,243
Nippon Steel Corp. (2)(a) 34,400 477,411
Nippon Yusen KK (2) 10,500 178,226
Nissan Motor Co. Ltd. (2) 51,600 166,288
Nitto Denko Corp. (2) 1,100 59,560
Obayashi Corp. (2) 20,000 128,359
Osaka Gas Co. Ltd. (2) 1,700 25,629
Resona Holdings, Inc. (2) 4,200 15,370
Ryohin Keikaku Co. Ltd. (2) 15,300 128,024
Santen Pharmaceutical Co. Ltd. (2) 10,000 67,214
SCREEN Holdings Co. Ltd. (2) 2,000 108,518
Shimamura Co. Ltd. (2)(a) 1,300 110,016
Shimizu Corp. (2) 5,500 26,890
Sojitz Corp. (2) 6,580 96,409
Subaru Corp. (2) 1,600 24,180
Sumitomo Forestry Co. Ltd. (2)(a) 800 12,178
Sumitomo Heavy Industries Ltd. (2) 900 16,669
Sumitomo Metal Mining Co. Ltd. (2) 600 17,194
Sumitomo Mitsui Financial Group,
Inc. (2) 600 16,633
Sumitomo Pharma Co. Ltd. (2) 7,200 51,211
Taisei Corp. (2) 4,900 135,895
THK Co. Ltd. (2) 1,200 20,718
Tokyo Century Corp. (2) 200 6,399
Tokyo Electric Power Co. Holdings,
Inc. (2)* 53,700 171,659
Tosoh Corp. (2) 8,100 90,277
Toyota Boshoku Corp. (2) 3,800 46,576
Toyota Tsusho Corp. (2)(a) 600 18,585
Yamada Holdings Co. Ltd. (2)(a) 35,800 117,804
Yamaha Motor Co. Ltd. (2) 1,100 20,610
Yamato Holdings Co. Ltd. (2) 800 12,014
5,315,507
—
Luxembourg - 0.3%
ArcelorMittal SA (2) 21,583 429,465
SES SA, ADR (2) 4,843 26,526
455,991
—
Macau - 0.0% (b)
Sands China Ltd. (2)* 10,400 25,898

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.4%
Aegon NV (2) 48,242 191,762
ASR Nederland NV (2) 2,447 94,070
ING Groep NV (2) 5,135 43,999
Koninklijke Ahold Delhaize NV (2)
(a) 4,271 108,789
NN Group NV (2) 3,489 135,701
OCI NV (2) 5,580 204,292
Shell plc (2) 48,531 1,203,953
1,982,566
—
New Zealand - 0.0% (b)
Xero Ltd. (2)* 120 5,553
Nigeria - 0.0% (b)
Airtel Africa plc (2)(c) 4,109 5,894
Norway - 0.1%
Equinor ASA (2)(a) 3,541 116,778
Norsk Hydro ASA (2)(a) 5,081 27,264
144,042
—
Panama - 0.0% (b)
Copa Holdings SA, Class A * 444 29,752
Russia - 0.0%
Evraz plc (3)(d) 27,473 –
Singapore - 0.1%
STMicroelectronics NV (2) 4,556 141,588
South Africa - 0.0% (b)
Anglo American plc (2) 1,972 59,211
Spain - 0.9%
Acerinox SA (2) 17,270 137,338
Banco de Sabadell SA (2) 101,714 67,829
Banco Santander SA (2) 141,925 330,245
Endesa SA (2) 1,602 24,061
Industria de Diseno Textil SA (2)(a) 1,745 36,011
Mapfre SA (2) 53,625 83,050
Repsol SA (2) 54,853 630,276
Siemens Gamesa Renewable
Energy SA (2)*(a) 188 3,278
1,312,088
—
Sweden - 0.8%
Husqvarna AB, Class B (2) 1,066 5,909
Saab AB, Class B (2) 604 18,819
Skanska AB, Class B (2) 652 8,115
SSAB AB, Class B (2) 151,934 647,463
Svenska Handelsbanken AB, Class
A (2) 22,159 181,903
Swedbank AB, Class A (2) 8,032 105,426
Telefonaktiebolaget LM Ericsson,
Class B (2) 28,530 166,771
Telia Co. AB (2)(a) 9,124 26,278
1,160,684
—
Switzerland - 0.9%
Barry Callebaut AG (Registered) (2) 4 7,540
DKSH Holding AG (2)(a) 839 60,875
Holcim AG (2)*(a) 645 26,432
Novartis AG (Registered) (2)(a) 13,228 1,008,463
INVESTMENTS SHARES VALUE ($)
Switzerland - 0.9% (continued)
Swiss Life Holding AG (Registered)
(2) 71 31,369
Temenos AG (Registered) (2) 1,679 113,193
UBS Group AG (Registered) (2) 5,878 85,278
Zurich Insurance Group AG (2) 75 29,899
1,363,049
—
United Kingdom - 1.3%
abrdn plc (2) 9,167 14,023
Associated British Foods plc (2) 2,420 33,814
Aviva plc (2) 34,633 148,535
BAE Systems plc (2)(a) 9,527 83,708
Barclays plc (2) 138,223 219,933
BP plc (2)(a) 66,090 315,805
British American Tobacco plc (2)(a) 1,625 58,268
Bunzl plc (2)(a) 572 17,476
CK Hutchison Holdings Ltd. (2)(a) 37,500 206,484
DCC plc (2) 2,233 115,966
Direct Line Insurance Group plc (2) 4,135 8,531
HSBC Holdings plc (2)(a) 5,324 27,567
IMI plc (2) 973 12,032
Imperial Brands plc (2) 3,081 63,354
Inchcape plc (2) 12,432 94,135
InterContinental Hotels Group plc
(2) 695 33,472
Kingfisher plc (2) 10,181 24,783
Liberty Global plc, Class C * 346 5,709
Lloyds Banking Group plc (2) 87,680 39,630
Man Group plc (2) 30,187 74,745
Marks & Spencer Group plc (2)* 35,490 38,713
Royal Mail plc (2) 37,790 76,922
Standard Chartered plc (2) 1,906 11,921
Vodafone Group plc (2)(a) 72,216 80,824
1,806,350
—
United States - 33.7%
Abbott Laboratories (a) 2,370 229,321
Accenture plc, Class A (a) 439 112,955
ACI Worldwide, Inc. * 14,415 301,274
Activision Blizzard, Inc. 705 52,410
Adient plc * 3,381 93,823
Adobe, Inc. *(a) 1,291 355,283
Advanced Micro Devices, Inc. * 2,098 132,929
AES Corp. (The) 2,366 53,472
AGCO Corp. 208 20,003
Alaska Air Group, Inc. * 3,441 134,715
Albertsons Cos., Inc., Class A (a) 4,728 117,538
Align Technology, Inc. *(a) 334 69,175
Alleghany Corp. * 48 40,290
Allison Transmission Holdings, Inc. 9,370 316,331
Ally Financial, Inc. 3,078 85,661
Alphabet, Inc., Class A *(a) 8,048 769,791
Alphabet, Inc., Class C *(a) 7,228 694,972
Altice USA, Inc., Class A * 4,750 27,693
Altria Group, Inc. 475 19,181
Amazon.com, Inc. *(a) 10,931 1,235,202
Amdocs Ltd. 1,430 113,614
American Express Co. 434 58,551
American International Group, Inc. 9,312 442,134
American Tower Corp., REIT (a) 324 69,563

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 33.7% (continued)
Amkor Technology, Inc. 8,273 141,055
Antero Resources Corp. * 2,604 79,500
APA Corp. 10,283 351,576
Apple, Inc. 17,445 2,410,898
Applied Materials, Inc. 1,660 136,004
Arch Capital Group Ltd. * 1,142 52,007
Archer-Daniels-Midland Co. 198 15,929
Arrow Electronics, Inc. * 2,059 189,819
Associated Banc-Corp. 5,613 112,709
AT&T, Inc. (a) 7,959 122,091
Autodesk, Inc. *(a) 665 124,222
AutoNation, Inc. * 3,481 354,609
Avis Budget Group, Inc. * 699 103,774
Axis Capital Holdings Ltd. 1,096 53,868
Baker Hughes Co. 1,283 26,892
Bank of America Corp. (a) 5,253 158,641
Bank of New York Mellon Corp.
(The) 1,382 53,235
Bath & Body Works, Inc. (a) 1,075 35,045
Berkshire Hathaway, Inc., Class B
*(a) 1,592 425,096
Biogen, Inc. * 641 171,147
BJ's Wholesale Club Holdings, Inc.
*(a) 383 27,886
Booking Holdings, Inc. *(a) 319 524,184
Bread Financial Holdings, Inc. 3,633 114,258
Bright Horizons Family Solutions,
Inc. * 1,577 90,914
Bristol-Myers Squibb Co. (a) 2,808 199,621
Broadcom, Inc. (a) 366 162,508
Brunswick Corp. (a) 1,310 85,740
Builders FirstSource, Inc. * 2,569 151,365
BWX Technologies, Inc. 3,144 158,363
CACI International, Inc., Class A
*(a) 71 18,535
Capital One Financial Corp. 1,683 155,122
Cardinal Health, Inc. (a) 1,104 73,615
Cathay General Bancorp 1,416 54,459
Celanese Corp. 474 42,821
CF Industries Holdings, Inc. 1,612 155,155
ChampionX Corp. 1,084 21,214
Change Healthcare, Inc. * 326 8,962
Chemours Co. (The) 4,688 115,559
Cheniere Energy, Inc. 178 29,532
Chesapeake Energy Corp. 854 80,455
Chevron Corp. (a) 1,048 150,566
Chubb Ltd. (a) 858 156,053
Churchill Downs, Inc. 33 6,077
Cigna Corp. (a) 791 219,479
Cisco Systems, Inc. (a) 9,957 398,280
Citigroup, Inc. 15,623 651,010
Citizens Financial Group, Inc. 4,309 148,057
Clean Harbors, Inc. *(a) 404 44,432
Cleveland-Cliffs, Inc. * 6,780 91,327
CMS Energy Corp. 784 45,660
CNO Financial Group, Inc. 15,835 284,555
Coca-Cola Co. (The) (a) 4,731 265,031
Cognizant Technology Solutions
Corp., Class A (a) 2,733 156,984
Comcast Corp., Class A (a) 6,171 180,995
INVESTMENTS SHARES VALUE ($)
United States - 33.7% (continued)
Comerica, Inc. 1,019 72,451
CommVault Systems, Inc. * 411 21,799
ConocoPhillips 1,258 128,744
Corning, Inc. 308 8,938
Crane Holdings Co. 75 6,566
Crown Castle, Inc., REIT 311 44,955
CVS Health Corp. (a) 10,001 953,794
Darling Ingredients, Inc. * 1,174 77,660
Datadog, Inc., Class A *(a) 2,050 181,999
Dell Technologies, Inc., Class C 3,066 104,765
Delta Air Lines, Inc. * 3,683 103,345
Digital Realty Trust, Inc., REIT 191 18,943
Discover Financial Services 1,799 163,565
DocuSign, Inc. * 638 34,114
Donaldson Co., Inc. 1,860 91,159
Dow, Inc. (a) 2,428 106,662
Dropbox, Inc., Class A * 2,322 48,112
DuPont de Nemours, Inc. (a) 1,026 51,710
DXC Technology Co. * 6,973 170,699
Dynatrace, Inc. * 1,052 36,620
Eagle Materials, Inc. 161 17,256
Elevance Health, Inc. (a) 454 206,225
EMCOR Group, Inc. 714 82,453
Emerson Electric Co. (a) 190 13,912
Encompass Health Corp. 308 13,931
Enphase Energy, Inc. * 69 19,145
EOG Resources, Inc. 2,491 278,319
EQT Corp. 2,233 90,995
Equinix, Inc., REIT 61 34,699
Evercore, Inc., Class A 409 33,640
Everest Re Group Ltd. 128 33,592
Expedia Group, Inc. *(a) 5,901 552,865
Exxon Mobil Corp. (a) 7,044 615,012
Fidelity National Financial, Inc. 503 18,209
Fidelity National Information
Services, Inc. (a) 521 39,372
First American Financial Corp. 1,907 87,913
FirstEnergy Corp. 7,165 265,105
FleetCor Technologies, Inc. *(a) 139 24,488
FNB Corp. 4,104 47,606
Ford Motor Co. 16,254 182,045
Fortinet, Inc. *(a) 222 10,907
Fulton Financial Corp. 8,824 139,419
Gartner, Inc. *(a) 989 273,646
Gates Industrial Corp. plc * 5,766 56,276
General Dynamics Corp. (a) 375 79,564
General Motors Co. 14,073 451,603
Gilead Sciences, Inc. (a) 11,020 679,824
Global Payments, Inc. (a) 1,589 171,691
GoDaddy, Inc., Class A *(a) 1,269 89,947
Goldman Sachs Group, Inc. (The) 504 147,697
Goodyear Tire & Rubber Co. (The)
* 8,663 87,410
Grand Canyon Education, Inc. * 478 39,316
GSK plc (2) 1,808 26,112
H&R Block, Inc. 1,211 51,516
Halliburton Co. 10,295 253,463
Hancock Whitney Corp. 423 19,378
Hartford Financial Services Group,
Inc. (The) 760 47,074

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 33.7% (continued)
HCA Healthcare, Inc. (a) 710 130,491
Henry Schein, Inc. * 129 8,484
Hewlett Packard Enterprise Co. 3,573 42,805
HF Sinclair Corp. 856 46,087
Home Depot, Inc. (The) (a) 592 163,356
Horizon Therapeutics plc * 155 9,593
HubSpot, Inc. * 597 161,262
Humana, Inc. (a) 15 7,278
Huntington Ingalls Industries, Inc. 1,569 347,534
Huntsman Corp. 7,156 175,608
Hyatt Hotels Corp., Class A * 82 6,639
IAA, Inc. *(a) 1,021 32,519
Incyte Corp. * 1,997 133,080
Intel Corp. (a) 11,836 305,014
International Bancshares Corp. 696 29,580
International Paper Co. (a) 1,242 39,371
Intuit, Inc. (a) 131 50,739
Invesco Ltd. 3,573 48,950
IPG Photonics Corp. * 947 79,879
Jabil, Inc. 895 51,650
Janus Henderson Group plc 1,570 31,887
Jefferies Financial Group, Inc. 1,861 54,900
Johnson & Johnson (a) 91 14,866
JPMorgan Chase & Co. (a) 6,065 633,793
KB Home 4,164 107,931
Kennametal, Inc. 2,587 53,240
Keurig Dr Pepper, Inc. 415 14,865
Knight-Swift Transportation
Holdings, Inc. 1,227 60,037
Kraft Heinz Co. (The) 9,693 323,262
Kroger Co. (The) (a) 136 5,950
Laboratory Corp. of America
Holdings (a) 290 59,395
Lam Research Corp. 128 46,848
Lattice Semiconductor Corp. * 206 10,137
Lennar Corp., Class A (a) 1,342 100,046
Lennox International, Inc. 505 112,448
Light & Wonder, Inc. * 3,114 133,528
Lincoln National Corp. 7,751 340,346
Lithia Motors, Inc., Class A 97 20,811
Lockheed Martin Corp. (a) 790 305,169
Louisiana-Pacific Corp. 1,479 75,710
Lumen Technologies, Inc. 907 6,603
LyondellBasell Industries NV, Class
A 6,850 515,668
Macy's, Inc. 536 8,399
Manhattan Associates, Inc. * 46 6,119
ManpowerGroup, Inc. (a) 3,796 245,563
Marathon Oil Corp. 11,207 253,054
Marathon Petroleum Corp. 1,596 158,531
Markel Corp. * 51 55,295
Marriott Vacations Worldwide Corp. 182 22,179
Mastercard, Inc., Class A (a) 500 142,170
Mattel, Inc. * 10,572 200,234
Maximus, Inc. 176 10,185
Medtronic plc (a) 2,798 225,939
Merck & Co., Inc. (a) 3,765 324,242
Meta Platforms, Inc., Class A * 6,371 864,416
MetLife, Inc. 1,048 63,697
Microchip Technology, Inc. 1,787 109,061
INVESTMENTS SHARES VALUE ($)
United States - 33.7% (continued)
Micron Technology, Inc. 1,928 96,593
Microsoft Corp. (a) 9,860 2,296,393
MKS Instruments, Inc. 147 12,148
Moderna, Inc. * 446 52,740
Mohawk Industries, Inc. *(a) 436 39,759
Molina Healthcare, Inc. *(a) 357 117,753
Mondelez International, Inc., Class
A (a) 486 26,647
MongoDB, Inc. * 113 22,437
Mosaic Co. (The) 6,710 324,294
Murphy Oil Corp. 4,150 145,956
Navient Corp. 10,297 151,263
NCR Corp. * 1,814 34,484
Netflix, Inc. *(a) 615 144,796
Nielsen Holdings plc (a) 2,707 75,038
NRG Energy, Inc. 7,204 275,697
Occidental Petroleum Corp. 1,578 96,968
Old Republic International Corp. 5,308 111,096
Olin Corp. 729 31,260
OneMain Holdings, Inc. 1,182 34,893
Option Care Health, Inc. * 201 6,325
Oracle Corp. (a) 1,711 104,491
Ovintiv, Inc. 3,650 167,900
Owens Corning 3,327 261,535
PACCAR, Inc. (a) 1,000 83,690
PacWest Bancorp 2,860 64,636
Paycom Software, Inc. *(a) 108 35,639
PDC Energy, Inc. 3,934 227,346
Pegasystems, Inc. 532 17,098
Penske Automotive Group, Inc. (a) 661 65,062
PepsiCo, Inc. (a) 515 84,079
Pfizer, Inc. (a) 12,102 529,584
Philip Morris International, Inc. (a) 989 82,097
Phillips 66 2,108 170,158
Pilgrim's Pride Corp. * 1,300 29,926
Pioneer Natural Resources Co. 246 53,266
Playtika Holding Corp. * 11,347 106,548
Popular, Inc. 2,229 160,622
Prologis, Inc., REIT 514 52,222
Prudential Financial, Inc. 711 60,990
Public Storage, REIT 111 32,502
PulteGroup, Inc. (a) 4,516 169,350
Pure Storage, Inc., Class A * 2,308 63,170
PVH Corp. 3,974 178,035
Qorvo, Inc. * 838 66,546
QUALCOMM, Inc. (a) 2,423 273,751
QuidelOrtho Corp. * 84 6,004
Range Resources Corp. 2,412 60,927
Raytheon Technologies Corp. (a) 980 80,223
Reinsurance Group of America, Inc. 105 13,210
RingCentral, Inc., Class A * 7,223 288,631
Roche Holding AG (2)(a) 576 187,507
Salesforce, Inc. *(a) 2,346 337,449
Schlumberger NV 6,463 232,022
Schneider National, Inc., Class B 5,719 116,096
Science Applications International
Corp. (a) 504 44,569
Sealed Air Corp. 199 8,857
Sempra Energy 903 135,396
Semtech Corp. * 5,740 168,813

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 33.7% (continued)
Sensata Technologies Holding plc 2,577 96,071
ServiceNow, Inc. *(a) 227 85,717
Signature Bank 174 26,274
Signify NV (2)(c) 322 8,287
Simon Property Group, Inc., REIT 376 33,746
SiTime Corp. * 673 52,985
Southwest Airlines Co. * 3,109 95,882
Spirit AeroSystems Holdings, Inc.,
Class A 839 18,391
SS&C Technologies Holdings, Inc.
(a) 4,409 210,530
Starbucks Corp. (a) 1,240 104,482
State Street Corp. 853 51,871
Steel Dynamics, Inc. 3,062 217,249
Stellantis NV (2) 39,707 469,037
Stifel Financial Corp. 962 49,937
Swiss Re AG (2) 1,091 80,466
Synchrony Financial 2,197 61,933
Syneos Health, Inc. * 925 43,614
Taylor Morrison Home Corp., Class
A * 7,562 176,346
Tenet Healthcare Corp. * 4,350 224,373
Teradata Corp. * 570 17,704
Terex Corp. 2,120 63,049
Tesla, Inc. *(a) 4,038 1,071,079
Texas Roadhouse, Inc. 519 45,288
Textron, Inc. (a) 8,034 468,061
Toll Brothers, Inc. (a) 6,039 253,638
TransDigm Group, Inc. (a) 12 6,298
Travel + Leisure Co. 6,176 210,725
Tyson Foods, Inc., Class A 5,909 389,580
Ulta Beauty, Inc. *(a) 459 184,146
UMB Financial Corp. 234 19,724
Umpqua Holdings Corp. 5,212 89,073
United Airlines Holdings, Inc. * 1,660 54,000
United States Steel Corp. 5,718 103,610
United Therapeutics Corp. * 59 12,353
Univar Solutions, Inc. * 3,923 89,209
Universal Display Corp. 980 92,463
Universal Health Services, Inc.,
Class B 303 26,719
Unum Group 2,987 115,896
US Foods Holding Corp. *(a) 732 19,354
Vail Resorts, Inc. 1,087 234,401
Valero Energy Corp. 1,766 188,697
Veeva Systems, Inc., Class A *(a) 42 6,925
VeriSign, Inc. *(a) 393 68,264
Verizon Communications, Inc. (a) 1,666 63,258
Vertiv Holdings Co. 4,028 39,152
Viatris, Inc. 28,929 246,475
Vicor Corp. * 1,220 72,151
Virtu Financial, Inc., Class A 9,773 202,985
Vishay Intertechnology, Inc. 7,562 134,528
VMware, Inc., Class A (a) 248 26,402
Vontier Corp. 1,800 30,078
Walgreens Boots Alliance, Inc. (a) 862 27,067
Warner Bros Discovery, Inc. * 4,664 53,636
Washington Federal, Inc. 466 13,971
Wells Fargo & Co. (a) 13,608 547,314
Western Digital Corp. * 4,305 140,128
INVESTMENTS SHARES VALUE ($)
United States - 33.7% (continued)
Western Union Co. (The) 2,772 37,422
Westlake Corp. 852 74,022
Westrock Co. 7,294 225,312
WEX, Inc. * 421 53,442
Whirlpool Corp. (a) 43 5,797
Williams-Sonoma, Inc. (a) 729 85,913
Wintrust Financial Corp. 2,339 190,745
Workday, Inc., Class A *(a) 1,588 241,725
Wyndham Hotels & Resorts, Inc. 126 7,730
XPO Logistics, Inc. * 977 43,496
YETI Holdings, Inc. * 287 8,185
Yum! Brands, Inc. (a) 952 101,236
Zendesk, Inc. * 622 47,334
Zions Bancorp NA 1,942 98,770
Zoom Video Communications, Inc.,
Class A *(a) 649 47,760
48,747,408
—
TOTAL COMMON STOCKS
(Cost $81,513,462) 75,055,282
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 6.9%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f) EUR 1,700,000 2,045,749
0.10%, 4/15/2033 (2)(e)(f) 700,000 767,902
French Republic
1.85%, 7/25/2027 (2)(e)(f) 6,452 8,600
0.70%, 7/25/2030 (2)(e)(f) 2,200,000 2,617,699
0.10%, 7/25/2031 (2)(e)(f) 1,500,000 1,602,713
United Kingdom Gilt Inflation Linked
0.13%, 8/10/2028 (2)(e)(f) GBP 400,000 547,118
0.13%, 8/10/2031 (2)(e)(f) 300,000 397,135
1.25%, 11/22/2032 (2)(e)(f) 500,000 982,881
0.75%, 3/22/2034 (2)(e)(f) 600,000 1,055,290
Cost: $12,075,532 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $12,075,532) 10,025,087
U.S. TREASURY OBLIGATIONS - 5.0%
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2030 (2) $ 1,600,000 1,627,805
0.13%, 1/15/2031 (2) 1,700,000 1,690,243
0.13%, 7/15/2031 (2) 1,900,000 1,831,259
0.13%, 1/15/2032 (2) 2,200,000 2,032,752
Cost: $8,038,930 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,038,930) 7,182,059
SHARES
SHORT-TERM INVESTMENTS - 39.3%
INVESTMENT COMPANIES - 20.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (g)(h) 2,531,354 2,531,354
Limited Purpose Cash Investment
Fund, 2.57% (g) 27,622,632 27,608,821
TOTAL INVESTMENT COMPANIES
(Cost $30,130,852) 30,140,175
—
—

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 18.5%
U.S. Treasury Bills
1.12%, 10/6/2022 (2)(i) $ 1,178,000 1,177,759
1.26%, 10/20/2022 (2)(i) 756,000 755,088
1.38%, 10/27/2022 (2)(i) 713,000 711,777
1.39%, 11/10/2022 (2)(i) 6,069,000 6,051,679
1.50%, 11/17/2022 (2)(i) 6,856,000 6,831,577
2.53%, 12/29/2022 (2)(i) 1,045,000 1,036,915
2.53%, 1/5/2023 (2)(i) 394,000 390,666
3.09%, 2/9/2023 (2)(i) 1,131,000 1,116,607
3.07%, 2/16/2023 (2)(i) 1,050,000 1,036,027
3.16%, 2/23/2023 (2)(i) 166,000 163,669
3.29%, 3/2/2023 (2)(i) 1,382,000 1,360,761
3.38%, 3/9/2023 (2)(i) 6,126,000 6,026,505
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,697,402) 26,659,030
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $56,828,254) 56,799,205
TOTAL LONG POSITIONS
(Cost $158,456,178) 149,061,633
SHARES
SHORT POSITIONS - (12.1)%
COMMON STOCKS - (12.1)%
Australia - (0.5)%
Cleanaway Waste Management
Ltd. (2) (3,463) (6,037)
Domino's Pizza Enterprises Ltd. (2) (864) (28,466)
Evolution Mining Ltd. (2) (38,008) (49,584)
IDP Education Ltd. (2) (5,786) (97,196)
Lendlease Corp. Ltd. (2) (1,798) (10,279)
Lynas Rare Earths Ltd. (2) (47,086) (227,070)
Mineral Resources Ltd. (2) (1,043) (43,779)
OZ Minerals Ltd. (2) (5,431) (89,847)
Pro Medicus Ltd. (2) (1,037) (33,113)
Washington H Soul Pattinson & Co.
Ltd. (2) (1,474) (25,341)
Worley Ltd. (2) (5,123) (41,766)
(652,478)
—
Austria – (0.0)% (b)
ams-OSRAM AG (2) (4,636) (28,858)
Canada - (1.0)%
BlackBerry Ltd. (50,688) (238,881)
Brookfield Asset Management, Inc.,
Class A (186) (7,609)
CAE, Inc. (585) (8,974)
Cameco Corp. (22,737) (603,424)
Canadian Pacific Railway Ltd. (903) (60,278)
Constellation Software, Inc. (171) (237,939)
Dollarama, Inc. (2,010) (115,389)
Franco-Nevada Corp. (202) (24,129)
GFL Environmental, Inc. (243) (6,141)
Lightspeed Commerce, Inc. (6,936) (122,065)
Pan American Silver Corp. (4,107) (65,291)
Shopify, Inc., Class A (200) (5,385)
(1,495,505)
—
INVESTMENTS SHARES VALUE ($)
Chile – (0.0)% (b)
Antofagasta plc (2) (3,169) (38,832)
China - (0.1)%
Prosus NV (2) (1,523) (79,237)
Denmark - (0.2)%
Coloplast A/S, Class B (2) (939) (95,425)
SimCorp A/S (2) (917) (51,610)
Vestas Wind Systems A/S (2) (10,894) (200,590)
(347,625)
—
Faroe Islands – (0.0)% (b)
Bakkafrost P/F (2) (980) (39,004)
France - (0.7)%
Adevinta ASA (2) (16,784) (99,994)
Aeroports de Paris (2) (996) (115,098)
Alstom SA (2) (5,583) (90,309)
EssilorLuxottica SA (2) (250) (33,981)
Gaztransport Et Technigaz SA (2) (178) (19,627)
Hermes International (2) (192) (225,816)
LVMH Moet Hennessy Louis
Vuitton SE (2) (251) (147,983)
SOITEC (2) (557) (63,601)
Valeo (2) (4,592) (69,384)
Worldline SA (2)(c) (5,072) (200,474)
(1,066,267)
—
Germany - (0.2)%
Carl Zeiss Meditec AG (2) (342) (35,525)
Evotec SE (2) (2,441) (42,439)
Puma SE (2) (154) (7,124)
Rheinmetall AG (2) (84) (12,933)
Sartorius AG (Preference) (2) (204) (70,564)
Zalando SE (2)(c) (2,711) (52,954)
(221,539)
—
Italy - (0.4)%
DiaSorin SpA (2) (983) (109,696)
Ferrari NV (2) (1,418) (262,593)
Nexi SpA (2)(c) (22,842) (184,520)
Reply SpA (2) (94) (9,791)
Telecom Italia SpA (2) (429,739) (79,488)
(646,088)
—
Japan - (1.2)%
Aeon Co. Ltd. (2) (3,300) (61,623)
Asahi Intecc Co. Ltd. (2) (500) (7,974)
Azbil Corp. (2) (400) (10,427)
BayCurrent Consulting, Inc. (2) (500) (129,717)
Capcom Co. Ltd. (2) (1,800) (45,319)
Daiichi Sankyo Co. Ltd. (2) (1,000) (27,951)
East Japan Railway Co. (2) (600) (30,771)
Fast Retailing Co. Ltd. (2) (100) (52,994)
Japan Airlines Co. Ltd. (2) (500) (8,954)
Japan Airport Terminal Co. Ltd. (2) (300) (12,538)
JSR Corp. (2) (3,000) (56,888)
Kobe Bussan Co. Ltd. (2) (11,100) (267,036)
Lasertec Corp. (2) (1,300) (130,757)
MonotaRO Co. Ltd. (2) (11,700) (179,535)
Nexon Co. Ltd. (2) (4,900) (86,572)
Nippon Paint Holdings Co. Ltd. (2) (8,300) (56,066)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (1.2)% (continued)
Obic Co. Ltd. (2) (1,000) (134,094)
Olympus Corp. (2) (2,500) (48,094)
Pan Pacific International Holdings
Corp. (2) (4,100) (72,327)
Rakuten Group, Inc. (2) (4,000) (17,118)
Terumo Corp. (2) (2,000) (56,220)
TIS, Inc. (2) (3,000) (79,649)
Tokyo Electron Ltd. (2) (500) (123,197)
Trend Micro, Inc. (2) (800) (43,090)
Yaskawa Electric Corp. (2) (1,500) (43,167)
Z Holdings Corp. (2) (5,700) (15,109)
(1,797,187)
—
Netherlands - (0.2)%
Adyen NV (2)(c) (7) (8,730)
Argenx SE (2) (632) (224,915)
ASM International NV (2) (124) (27,764)
Koninklijke DSM NV (2) (819) (93,194)
(354,603)
—
Norway - (0.1)%
Kongsberg Gruppen ASA (2) (1,839) (55,809)
Salmar ASA (2) (416) (14,022)
Schibsted ASA, Class A (2) (870) (11,740)
(81,571)
—
South Korea - (0.1)%
Delivery Hero SE (2)(c) (4,814) (175,842)
Spain - (0.4)%
Acciona SA (2) (33) (5,800)
ACS Actividades de Construccion y
Servicios SA (2) (899) (20,200)
Amadeus IT Group SA (2) (2,685) (124,484)
CaixaBank SA (2) (23,598) (76,006)
Cellnex Telecom SA (2)(c) (9,853) (303,931)
(530,421)
—
Sweden - (0.3)%
Beijer Ref AB (2) (2,902) (35,684)
EQT AB (2) (4,731) (91,413)
Hexagon AB, Class B (2) (14,778) (138,014)
Nibe Industrier AB, Class B (2) (14,560) (129,878)
(394,989)
—
Switzerland - (0.4)%
Bachem Holding AG, Class B (2) (3,132) (196,979)
Givaudan SA (Registered) (2) (11) (33,231)
SIG Group AG (2) (8,691) (176,463)
Sika AG (Registered) (2) (87) (17,486)
Tecan Group AG (Registered) (2) (323) (110,803)
(534,962)
—
United Kingdom - (0.4)%
AVEVA Group plc (2) (3,712) (128,072)
B&M European Value Retail SA (2) (6,448) (21,931)
ConvaTec Group plc (2)(c) (19,418) (44,129)
Informa plc (2) (5,413) (30,940)
Ocado Group plc (2) (17,969) (93,250)
Rolls-Royce Holdings plc (2) (163,283) (125,051)
St James's Place plc (2) (2,357) (26,842)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (0.4)% (continued)
Subsea 7 SA (2) (2,209) (17,448)
WH Smith plc (2) (2,299) (30,311)
(517,974)
—
United States - (5.8)%
Advanced Drainage Systems, Inc. (294) (36,565)
Affirm Holdings, Inc. (8,483) (159,141)
agilon health, Inc. (10,939) (256,190)
AppLovin Corp., Class A (332) (6,471)
Aspen Technology, Inc. (103) (24,535)
Azenta, Inc. (2,125) (91,078)
Bentley Systems, Inc., Class B (5,424) (165,920)
Bill.com Holdings, Inc. (839) (111,058)
Brookfield Renewable Corp. (1,172) (38,299)
BRP, Inc. (538) (33,140)
Cable One, Inc. (72) (61,420)
CarMax, Inc. (494) (32,614)
Chart Industries, Inc. (1,806) (332,935)
Chewy, Inc., Class A (247) (7,588)
Clarivate plc (6,068) (56,979)
Commerce Bancshares, Inc. (496) (32,815)
Confluent, Inc., Class A (4,385) (104,231)
Crocs, Inc. (551) (37,832)
DoorDash, Inc., Class A (140) (6,923)
DoubleVerify Holdings, Inc. (237) (6,482)
DraftKings, Inc., Class A (15,198) (230,097)
Dun & Bradstreet Holdings, Inc. (2,288) (28,348)
EPAM Systems, Inc. (100) (36,219)
Etsy, Inc. (1,603) (160,508)
First Financial Bankshares, Inc. (4,327) (180,998)
First Solar, Inc. (675) (89,282)
Five Below, Inc. (45) (6,195)
Five9, Inc. (1,478) (110,820)
Floor & Decor Holdings, Inc., Class
A (380) (26,699)
Fox Factory Holding Corp. (174) (13,760)
Freshpet, Inc. (1,630) (81,647)
FTI Consulting, Inc. (438) (72,581)
GameStop Corp., Class A (4,931) (123,916)
Glacier Bancorp, Inc. (448) (22,010)
Graphic Packaging Holding Co. (1,959) (38,671)
Grocery Outlet Holding Corp. (3,477) (115,749)
Haemonetics Corp. (297) (21,987)
Hanesbrands, Inc. (2,414) (16,801)
HealthEquity, Inc. (1,688) (113,383)
Hormel Foods Corp. (344) (15,631)
IAC, Inc. (1,080) (59,810)
ICU Medical, Inc. (41) (6,175)
Illumina, Inc. (286) (54,566)
Inari Medical, Inc. (3,020) (219,373)
Ingersoll Rand, Inc. (1,604) (69,389)
Insulet Corp. (909) (208,525)
Ionis Pharmaceuticals, Inc. (992) (43,876)
Jamf Holding Corp. (3,224) (71,444)
Kinsale Capital Group, Inc. (30) (7,663)
Kohl's Corp. (559) (14,059)
Las Vegas Sands Corp. (824) (30,916)
Leslie's, Inc. (452) (6,649)
M&T Bank Corp. (243) (42,846)
McCormick & Co., Inc. (Non-Voting) (443) (31,573)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (5.8)% (continued)
MillerKnoll, Inc. (3,865) (60,294)
Mirati Therapeutics, Inc. (2,218) (154,905)
Mister Car Wash, Inc. (9,245) (79,322)
MP Materials Corp. (7,127) (194,567)
Natera, Inc. (612) (26,818)
nCino, Inc. (6,447) (219,907)
Norwegian Cruise Line Holdings
Ltd. (1,511) (17,165)
Novocure Ltd. (2,797) (212,516)
Oak Street Health, Inc. (3,583) (87,855)
Ollie's Bargain Outlet Holdings, Inc. (2,415) (124,614)
Palantir Technologies, Inc., Class A (10,432) (84,812)
Palo Alto Networks, Inc. (324) (53,068)
Papa John's International, Inc. (1,256) (87,933)
Paramount Global, Class B (1,544) (29,398)
Peloton Interactive, Inc., Class A (14,839) (102,834)
Penn Entertainment, Inc. (525) (14,443)
PerkinElmer, Inc. (798) (96,023)
Petco Health & Wellness Co., Inc. (3,594) (40,109)
Pinterest, Inc., Class A (3,406) (79,360)
Plug Power, Inc. (5,867) (123,266)
Pool Corp. (147) (46,777)
Quanta Services, Inc. (771) (98,218)
QuantumScape Corp. (658) (5,534)
Regal Rexnord Corp. (626) (87,865)
Repligen Corp. (958) (179,251)
ROBLOX Corp., Class A (7,027) (251,847)
RPM International, Inc. (488) (40,655)
Schneider Electric SE (2) (187) (21,122)
Scotts Miracle-Gro Co. (The) (324) (13,851)
Shift4 Payments, Inc., Class A (2,298) (102,514)
Sinch AB (2)(c) (19,638) (26,034)
SiteOne Landscape Supply, Inc. (202) (21,036)
Six Flags Entertainment Corp. (1,694) (29,984)
Snowflake, Inc., Class A (176) (29,913)
SolarEdge Technologies, Inc. (211) (48,838)
Sotera Health Co. (1,608) (10,967)
STERIS plc (389) (64,683)
SVB Financial Group (547) (183,672)
Switch, Inc., Class A (3,958) (133,345)
Take-Two Interactive Software, Inc. (118) (12,862)
Teladoc Health, Inc. (3,725) (94,429)
Teledyne Technologies, Inc. (25) (8,437)
TopBuild Corp. (140) (23,069)
Topgolf Callaway Brands Corp. (4,588) (88,365)
Trex Co., Inc. (170) (7,470)
Twitter, Inc. (1,220) (53,485)
UiPath, Inc., Class A (9,926) (125,167)
Unity Software, Inc. (6,630) (211,232)
Viasat, Inc. (774) (23,398)
Wayfair, Inc., Class A (508) (16,535)
Wingstop, Inc. (180) (22,576)
Wolfspeed, Inc. (894) (92,404)
World Wrestling Entertainment,
Inc., Class A (627) (43,997)
Wynn Resorts Ltd. (1,017) (64,102)
ZoomInfo Technologies, Inc., Class
A (3,189) (132,854)
(8,280,079)
—
INVESTMENTS SHARES VALUE ($)
Zambia - (0.1)%
First Quantum Minerals Ltd. (12,377) (210,114)
TOTAL COMMON STOCKS
(Proceeds $(21,809,743)) (17,493,175)
TOTAL SHORT POSITIONS
(Proceeds $(21,809,743)) (17,493,175)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.1%
(Cost $136,646,435) 131,568,458
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.9% (j) 12,834,933
NET ASSETS - 100.0% 144,403,391
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,322,873 1.6%
Consumer Discretionary 7,588,152 5.3
Consumer Staples 1,565,546 1.1
Energy 7,177,611 5.0
Financials 11,910,966 8.2
Foreign Government Securities 10,025,087 6.9
Health Care 3,833,530 2.6
Industrials 6,246,615 4.3
Information Technology 8,771,330 6.1
Materials 6,460,904 4.5
Real Estate 552,342 0.4
Utilities 1,132,238 0.8
Investment Companies 30,140,175 20.8
U.S. Treasury Obligations 33,841,089 23.5
Total Investments In Securities
At Value 131,568,458 91.1
Other Assets in Excess of
Liabilities (j) 12,834,933 8.9
Net Assets
$ 144,403,391 100.0%

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $19,123,630.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $(845,882), which represents
(0.59)% of net assets of the fund.
(d) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2022 in accordance with procedures approved by the
Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $0, which represents 0.00% of net assets of the fund.
(e) Inflation protected security.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2022, the value of these securities amounted to $10,025,087 or 6.94% of net assets.
(g) Represents 7-day effective yield as of September 30, 2022.
(h) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(i) The rate shown was the effective yield at the date of purchase.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No.
2 December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 11/11/2022 USD (42,670) $ 9,495
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 11/25/2022 USD 40,300 90
Soybean Meal
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 11/25/2022 USD 80,600 153
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 12/16/2022 CHF (2,564,750) 181,889
191,627
Cotton No.
2 December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 11/11/2022 USD 42,670 (23,320)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 11/25/2022 USD (80,600) (1,860)
Soybean Meal
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 11/25/2022 USD (40,300) (860)
(26,040)
$ 165,587

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 10/2022 USD $ 53,894 $ (6,572)
LME Aluminum Base Metal 1 10/2022 USD 53,731 (7,322)
LME Aluminum Base Metal 1 10/2022 USD 53,694 (6,959)
LME Aluminum Base Metal 4 10/2022 USD 216,362 (21,850)
LME Copper Base Metal 1 10/2022 USD 192,200 7,851
LME Copper Base Metal 1 10/2022 USD 191,981 6,931
LME Zinc Base Metal 1 10/2022 USD 75,460 944
LME Zinc Base Metal 1 10/2022 USD 75,413 (1,951)
LME Zinc Base Metal 1 10/2022 USD 75,394 (114)
RBOB Gasoline 3 10/2022 USD 298,595 (3,092)
Brent Crude Oil 74 11/2022 USD 6,180,480 (58,546)
LME Aluminum Base Metal 1 11/2022 USD 53,877 (6,201)
LME Aluminum Base Metal 1 11/2022 USD 53,813 (7,827)
LME Aluminum Base Metal 2 11/2022 USD 107,613 (13,143)
LME Aluminum Base Metal 2 11/2022 USD 107,636 (12,382)
LME Aluminum Base Metal 5 11/2022 USD 269,735 (31,580)
LME Copper Base Metal 1 11/2022 USD 190,202 (4,867)
LME Copper Base Metal 1 11/2022 USD 190,414 (11,982)
LME Copper Base Metal 1 11/2022 USD 190,625 (9,330)
LME Copper Base Metal 2 11/2022 USD 380,688 (26,964)
LME Nickel Base Metal 1 11/2022 USD 126,254 (9,304)
LME Zinc Base Metal 1 11/2022 USD 74,913 (12,628)
LME Zinc Base Metal 1 11/2022 USD 75,325 (7,053)
LME Zinc Base Metal 1 11/2022 USD 74,894 (11,659)
LME Zinc Base Metal 1 11/2022 USD 75,300 (10,953)
LME Zinc Base Metal 1 11/2022 USD 74,988 (14,765)
LME Zinc Base Metal 2 11/2022 USD 150,450 (30,068)
Low Sulphur Gasoil 6 11/2022 USD 565,050 (43,439)
Natural Gas 4 11/2022 USD 282,600 (54,348)
RBOB Gasoline 6 11/2022 USD 574,283 (2,071)
Soybean 38 11/2022 USD 2,593,025 (203,333)
Australia 10 Year Bond 51 12/2022 AUD 3,822,066 (89,872)
Australia 3 Year Bond 31 12/2022 AUD 2,115,361 (19,417)
Coffee 'C' 10 12/2022 USD 830,813 43,711
Corn 45 12/2022 USD 1,524,375 138,224
Cotton No. 2 13 12/2022 USD 554,710 (113,640)
Euro-Bobl 194 12/2022 EUR 22,730,005 (570,073)
Euro-BTP 31 12/2022 EUR 3,411,848 (168,820)
Euro-Bund 159 12/2022 EUR 21,557,238 (894,402)
Euro-Buxl 4 12/2022 EUR 573,996 (65,278)
Euro-OAT 36 12/2022 EUR 4,657,198 (243,121)
Euro-Schatz 76 12/2022 EUR 7,975,353 (73,963)
FTSE/MIB Index 33 12/2022 EUR 3,319,709 (249,743)
Japan 10 Year Bond 27 12/2022 JPY 27,703,309 (5,038)
KC HRW Wheat 3 12/2022 USD 148,725 15,245
Lean Hogs 5 12/2022 USD 152,450 (14,662)
Live Cattle 31 12/2022 USD 1,823,420 (46,449)
LME Aluminum Base Metal 2 12/2022 USD 108,078 (7,378)
LME Aluminum Base Metal 3 12/2022 USD 162,029 (6,730)
LME Aluminum Base Metal 4 12/2022 USD 216,141 (14,471)
LME Aluminum Base Metal 4 12/2022 USD 215,825 (14,962)
LME Aluminum Base Metal 4 12/2022 USD 216,100 (14,287)
LME Aluminum Base Metal 4 12/2022 USD 216,069 (10,543)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 8 12/2022 USD $ 432,200 $ (44,336)
LME Copper Base Metal 1 12/2022 USD 189,871 (8,467)
LME Copper Base Metal 1 12/2022 USD 189,053 550
LME Copper Base Metal 1 12/2022 USD 189,000 (1,584)
LME Copper Base Metal 1 12/2022 USD 189,581 (4,046)
LME Copper Base Metal 1 12/2022 USD 190,155 (1,183)
LME Copper Base Metal 2 12/2022 USD 378,046 6,028
LME Copper Base Metal 2 12/2022 USD 379,931 (1,901)
LME Copper Base Metal 16 12/2022 USD 3,031,600 (38,111)
LME Lead Base Metal 3 12/2022 USD 143,250 (1,258)
LME Nickel Base Metal 1 12/2022 USD 126,552 (15,889)
LME Nickel Base Metal 2 12/2022 USD 253,104 (32,757)
LME Zinc Base Metal 1 12/2022 USD 74,813 (7,190)
LME Zinc Base Metal 1 12/2022 USD 74,644 (2,997)
LME Zinc Base Metal 1 12/2022 USD 74,763 (5,353)
LME Zinc Base Metal 3 12/2022 USD 224,333 (9,476)
LME Zinc Base Metal 27 12/2022 USD 2,013,525 11,845
Low Sulphur Gasoil 6 12/2022 USD 541,350 (7,796)
Silver 8 12/2022 USD 761,560 209
Soybean Meal 46 12/2022 USD 1,853,800 4,232
Soybean Oil 17 12/2022 USD 627,912 (106,553)
SPI 200 Index 21 12/2022 AUD 2,171,388 (128,151)
TOPIX Index 43 12/2022 JPY 5,454,847 (219,707)
U.S. Treasury 10 Year Note 6 12/2022 USD 672,375 711
U.S. Treasury 2 Year Note 84 12/2022 USD 17,246,906 (280,628)
U.S. Treasury Long Bond 41 12/2022 USD 5,187,781 (350,248)
U.S. Treasury Ultra Bond 13 12/2022 USD 1,776,938 (161,326)
Feeder Cattle 1 1/2023 USD 87,838 (4,200)
Sugar No. 11 49 2/2023 USD 970,278 (7,532)
(4,457,360)
Short Contracts
Amsterdam Exchange Index (21) 10/2022 EUR (2,637,050) 187,154
CAC 40 10 Euro Index (3) 10/2022 EUR (169,456) 13,081
Hang Seng Index (10) 10/2022 HKD (1,096,227) 29,625
IBEX 35 Index (14) 10/2022 EUR (1,010,310) 116,070
LME Aluminum Base Metal (1) 10/2022 USD (53,731) 7,643
LME Aluminum Base Metal (1) 10/2022 USD (53,894) 7,072
LME Aluminum Base Metal (1) 10/2022 USD (53,694) 6,666
LME Aluminum Base Metal (4) 10/2022 USD (216,362) 23,415
LME Copper Base Metal (1) 10/2022 USD (192,200) (8,327)
LME Copper Base Metal (1) 10/2022 USD (191,981) (8,309)
LME Zinc Base Metal (1) 10/2022 USD (75,394) (147)
LME Zinc Base Metal (1) 10/2022 USD (75,460) (438)
LME Zinc Base Metal (1) 10/2022 USD (75,413) 785
MSCI Singapore Index (1) 10/2022 SGD (19,540) (173)
NY Harbor ULSD (2) 10/2022 USD (270,614) 22,353
WTI Crude Oil (15) 10/2022 USD (1,192,350) 205,774
LME Aluminum Base Metal (1) 11/2022 USD (53,813) 7,985
LME Aluminum Base Metal (1) 11/2022 USD (53,877) 6,592
LME Aluminum Base Metal (2) 11/2022 USD (107,636) 12,429
LME Aluminum Base Metal (2) 11/2022 USD (107,613) 13,145
LME Aluminum Base Metal (5) 11/2022 USD (269,735) 26,744
LME Copper Base Metal (1) 11/2022 USD (190,625) 7,422
LME Copper Base Metal (1) 11/2022 USD (190,202) 7,921
LME Copper Base Metal (1) 11/2022 USD (190,414) 11,583
LME Copper Base Metal (2) 11/2022 USD (380,688) 26,071

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (1) 11/2022 USD $ (126,254) $ 12,943
LME Zinc Base Metal (1) 11/2022 USD (74,894) 12,068
LME Zinc Base Metal (1) 11/2022 USD (75,325) 7,255
LME Zinc Base Metal (1) 11/2022 USD (75,300) 10,386
LME Zinc Base Metal (1) 11/2022 USD (74,913) 12,258
LME Zinc Base Metal (1) 11/2022 USD (74,988) 13,920
LME Zinc Base Metal (2) 11/2022 USD (150,450) 29,959
NY Harbor ULSD (1) 11/2022 USD (131,334) 1,015
WTI Crude Oil (21) 11/2022 USD (1,653,120) 30,797
Canada 10 Year Bond (133) 12/2022 CAD (11,888,015) 94,216
Cocoa (20) 12/2022 USD (470,800) 3,267
DAX Index (16) 12/2022 EUR (4,756,771) 324,621
EURO STOXX 50 Index (4) 12/2022 EUR (129,955) (286)
FTSE 100 Index (2) 12/2022 GBP (154,408) 13,005
LME Aluminum Base Metal (2) 12/2022 USD (108,078) 7,829
LME Aluminum Base Metal (3) 12/2022 USD (162,029) 6,271
LME Aluminum Base Metal (4) 12/2022 USD (215,825) 14,464
LME Aluminum Base Metal (4) 12/2022 USD (216,069) 10,748
LME Aluminum Base Metal (4) 12/2022 USD (216,141) 13,685
LME Aluminum Base Metal (4) 12/2022 USD (216,100) 12,942
LME Aluminum Base Metal (38) 12/2022 USD (2,052,950) 171,900
LME Copper Base Metal (1) 12/2022 USD (189,000) 439
LME Copper Base Metal (1) 12/2022 USD (189,581) 3,663
LME Copper Base Metal (1) 12/2022 USD (189,871) 10,377
LME Copper Base Metal (1) 12/2022 USD (189,053) (2,752)
LME Copper Base Metal (1) 12/2022 USD (190,155) 774
LME Copper Base Metal (2) 12/2022 USD (378,046) (4,888)
LME Copper Base Metal (2) 12/2022 USD (379,931) 2,014
LME Copper Base Metal (5) 12/2022 USD (947,375) (1,457)
LME Nickel Base Metal (1) 12/2022 USD (126,552) (5,739)
LME Nickel Base Metal (1) 12/2022 USD (126,552) 19,725
LME Zinc Base Metal (1) 12/2022 USD (74,763) 4,820
LME Zinc Base Metal (1) 12/2022 USD (74,644) 3,359
LME Zinc Base Metal (1) 12/2022 USD (74,813) 6,629
LME Zinc Base Metal (3) 12/2022 USD (224,333) 9,398
LME Zinc Base Metal (14) 12/2022 USD (1,044,050) 113,622
Long Gilt (22) 12/2022 GBP (2,371,664) 183,864
S&P 500 E-Mini Index (80) 12/2022 USD (14,406,000) 1,493,971
S&P Midcap 400 E-Mini Index (2) 12/2022 USD (441,640) 52,609
S&P/TSX 60 Index (12) 12/2022 CAD (1,938,973) 120,247
U.S. Treasury 5 Year Note (128) 12/2022 USD (13,753,000) 271,440
Wheat (21) 12/2022 USD (967,575) (113,509)
Soybean (1) 1/2023 USD (68,775) 5,752
3,699,757
$ (757,603)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 50,000,000 USD 49,833 CITI
**
12/21/2022 $ 1,055
CLP 50,000,000 USD 49,833 JPMC
**
12/21/2022 1,055
DKK 5,500 USD 723 CITI 12/21/2022 7
DKK 5,500 USD 723 JPMC 12/21/2022 7
EUR 3,698,000 USD 3,618,780 CITI 12/21/2022 28,413
EUR 1,371,000 USD 1,336,438 JPMC 12/21/2022 15,725
GBP 1,377,500 USD 1,483,358 CITI 12/21/2022 56,574
GBP 1,377,500 USD 1,483,359 JPMC 12/21/2022 56,572
MXN 62,984,628 USD 3,072,389 CITI 12/21/2022 10,331
MXN 62,984,623 USD 3,072,392 JPMC 12/21/2022 10,328
USD 2,136,888 AUD 3,143,004 CITI 12/21/2022 123,602
USD 2,136,880 AUD 3,142,996 JPMC 12/21/2022 123,599
USD 197,794 BRL 1,062,006 CITI
**
12/21/2022 4,436
USD 197,791 BRL 1,061,994 JPMC
**
12/21/2022 4,436
USD 4,814,689 CAD 6,373,005 CITI 12/21/2022 199,308
USD 4,814,675 CAD 6,372,995 JPMC 12/21/2022 199,301
USD 6,429,731 CHF 6,167,504 CITI 12/21/2022 126,975
USD 6,429,714 CHF 6,167,496 JPMC 12/21/2022 126,967
USD 51,339 CLP 50,000,000 CITI
**
12/21/2022 451
USD 51,339 CLP 50,000,000 JPMC
**
12/21/2022 451
USD 29,338 CNY 208,000 CITI
**
12/21/2022 155
USD 29,338 CNY 208,000 JPMC
**
12/21/2022 156
USD 104,549 CZK 2,598,500 CITI 12/21/2022 1,658
USD 104,549 CZK 2,598,500 JPMC 12/21/2022 1,658
USD 103,786 DKK 766,500 CITI 12/21/2022 2,099
USD 103,785 DKK 766,500 JPMC 12/21/2022 2,098
USD 25,977,957 EUR 25,834,397 CITI 12/21/2022 498,498
USD 25,302,179 EUR 25,161,361 JPMC 12/21/2022 486,510
USD 9,892,833 GBP 8,468,807 CITI 12/21/2022 425,407
USD 8,940,179 GBP 7,652,802 JPMC 12/21/2022 384,979
USD 754,365 HKD 5,907,500 CITI 12/21/2022 742
USD 754,364 HKD 5,907,500 JPMC 12/21/2022 741
USD 121,857 INR 10,000,000 CITI
**
12/21/2022 202
USD 121,857 INR 10,000,000 JPMC
**
12/21/2022 202
USD 4,851,618 JPY 673,411,008 CITI 12/21/2022 155,881
USD 4,851,612 JPY 673,410,992 JPMC 12/21/2022 155,875
USD 207,758 KRW 284,381,000 CITI
**
12/21/2022 9,965
USD 207,758 KRW 284,381,000 JPMC
**
12/21/2022 9,965
USD 271,611 MXN 5,534,000 CITI 12/21/2022 755
USD 271,611 MXN 5,534,000 JPMC 12/21/2022 754
USD 8,609 NOK 89,500 CITI 12/21/2022 374
USD 8,609 NOK 89,500 JPMC 12/21/2022 374
USD 5,768,216 NZD 9,493,000 CITI 12/21/2022 453,007
USD 5,768,209 NZD 9,493,000 JPMC 12/21/2022 453,000
USD 576,919 PLN 2,832,500 CITI 12/21/2022 13,221
USD 576,919 PLN 2,832,500 JPMC 12/21/2022 13,221
USD 761,706 SEK 8,116,001 CITI 12/21/2022 26,602
USD 761,705 SEK 8,115,999 JPMC 12/21/2022 26,601
USD 213,843 SGD 300,002 CITI 12/21/2022 4,735
USD 213,839 SGD 299,998 JPMC 12/21/2022 4,735
USD 347,894 ZAR 6,105,000 CITI 12/21/2022 12,967
USD 347,894 ZAR 6,105,000 JPMC 12/21/2022 12,966
Total unrealized appreciation 4,249,696
AUD 14,074,504 USD 9,615,946 CITI 12/21/2022 (600,367)
AUD 14,074,496 USD 9,615,952 JPMC 12/21/2022 (600,379)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 12,315,504 USD 2,335,813 CITI
**
12/21/2022 $ (93,550)
BRL 12,315,496 USD 2,335,814 JPMC
**
12/21/2022 (93,553)
CAD 6,417,500 USD 4,917,965 CITI 12/21/2022 (270,360)
CAD 6,417,500 USD 4,917,971 JPMC 12/21/2022 (270,366)
CHF 1,150,000 USD 1,217,116 CITI 12/21/2022 (41,897)
CHF 1,150,000 USD 1,217,118 JPMC 12/21/2022 (41,899)
CLP 866,481,504 USD 940,906 CITI
**
12/21/2022 (59,035)
CLP 866,481,496 USD 940,907 JPMC
**
12/21/2022 (59,037)
CNY 12,748,001 USD 1,850,868 CITI
**
12/21/2022 (62,320)
CNY 12,747,999 USD 1,850,870 JPMC
**
12/21/2022 (62,322)
CZK 11,383,503 USD 456,579 CITI 12/21/2022 (5,833)
CZK 11,383,497 USD 456,580 JPMC 12/21/2022 (5,833)
EUR 6,976,000 USD 6,978,473 CITI 12/21/2022 (98,316)
EUR 4,816,000 USD 4,809,429 JPMC 12/21/2022 (59,595)
GBP 2,343,000 USD 2,700,787 CITI 12/21/2022 (81,507)
GBP 1,320,000 USD 1,518,436 JPMC 12/21/2022 (42,785)
HKD 70,000 USD 8,932 CITI 12/21/2022 (2)
HKD 70,000 USD 8,932 JPMC 12/21/2022 (2)
HUF 313,009,001 USD 760,844 CITI 12/21/2022 (51,773)
HUF 313,008,999 USD 760,845 JPMC 12/21/2022 (51,774)
INR 229,923,502 USD 2,855,735 CITI
**
12/21/2022 (58,600)
INR 229,923,498 USD 2,855,738 JPMC
**
12/21/2022 (58,603)
JPY 181,121,500 USD 1,294,661 CITI 12/21/2022 (31,690)
JPY 181,121,500 USD 1,294,663 JPMC 12/21/2022 (31,691)
KRW 2,191,663,502 USD 1,628,078 CITI
**
12/21/2022 (103,726)
KRW 2,191,663,496 USD 1,628,181 JPMC
**
12/21/2022 (103,829)
MXN 27,890,375 USD 1,370,913 CITI 12/21/2022 (5,847)
MXN 27,890,374 USD 1,370,915 JPMC 12/21/2022 (5,849)
NOK 55,948,510 USD 5,663,412 CITI 12/21/2022 (515,023)
NOK 55,948,490 USD 5,663,417 JPMC 12/21/2022 (515,030)
NZD 562,000 USD 318,859 CITI 12/21/2022 (4,191)
NZD 562,000 USD 318,859 JPMC 12/21/2022 (4,191)
PLN 10,165,500 USD 2,119,468 CITI 12/21/2022 (96,427)
PLN 10,165,500 USD 2,119,470 JPMC 12/21/2022 (96,430)
SEK 45,000 USD 4,203 CITI 12/21/2022 (127)
SEK 45,000 USD 4,203 JPMC 12/21/2022 (127)
SGD 5,500 USD 3,910 CITI 12/21/2022 (77)
SGD 5,500 USD 3,910 JPMC 12/21/2022 (77)
USD 23,739 BRL 130,500 CITI
**
12/21/2022 (21)
USD 23,739 BRL 130,500 JPMC
**
12/21/2022 (21)
USD 96,254 CNY 690,000 CITI
**
12/21/2022 (553)
USD 96,254 CNY 690,000 JPMC
**
12/21/2022 (554)
USD 19,423 CZK 500,000 CITI 12/21/2022 (375)
USD 19,423 CZK 500,000 JPMC 12/21/2022 (375)
USD 977 EUR 1,000 CITI 12/21/2022 (9)
USD 977 EUR 1,000 JPMC 12/21/2022 (9)
USD 616,207 GBP 563,000 CITI 12/21/2022 (13,180)
USD 182,413 INR 15,000,000 CITI
**
12/21/2022 (70)
USD 182,412 INR 15,000,000 JPMC
**
12/21/2022 (70)
USD 546,668 MXN 11,284,500 CITI 12/21/2022 (5,641)
USD 546,667 MXN 11,284,500 JPMC 12/21/2022 (5,641)
USD 465,340 PLN 2,357,500 CITI 12/21/2022 (3,826)
USD 465,340 PLN 2,357,500 JPMC 12/21/2022 (3,827)
USD 628,224 SEK 7,028,500 CITI 12/21/2022 (8,378)
USD 628,223 SEK 7,028,500 JPMC 12/21/2022 (8,379)
USD 27,298 ZAR 500,000 CITI 12/21/2022 (132)
USD 27,298 ZAR 500,000 JPMC 12/21/2022 (132)
ZAR 42,970,503 USD 2,499,803 CITI 12/21/2022 (142,393)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 42,970,499 USD 2,499,806 JPMC 12/21/2022 $ (142,396)
Total unrealized depreciation (4,620,022)
Net unrealized depreciation $ (370,326)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2022
Shares
Held At
9/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 49.3%
INVESTMENT COMPANIES - 49.3%
Limited Purpose
Cash Investment
Fund,
2.57% (1)^(a)
(Cost $223,127,198)
$116,359,401
$1,394,807,929
$(1,287,944,653)
$(95,486)
$52,787
$223,179,978
223,291,623
$1,543,928
$–
^    No longer affiliated as of September 30, 2022.
(1) Level 1 security .
(a) Represents 7-day effective yield as of September 30, 2022.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 90.1%
INVESTMENT COMPANIES - 49.3%
Limited Purpose Cash Investment
Fund, 2.57% (1)(a)(b)
(Cost $223,127,198) 223,291,623 223,179,978
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 40.8%
U.S. Treasury Bills
1.12%, 10/6/2022 (c) $ 1,784,000 1,783,635
1.23%, 10/13/2022 (c) 3,197,000 3,194,689
1.26%, 10/20/2022 (c) 19,996,000 19,971,886
1.38%, 10/27/2022 (c) 3,486,000 3,480,019
1.42%, 11/3/2022 (c) 11,037,000 11,011,692
1.39%, 11/10/2022 (c) 2,502,000 2,494,859
1.54%, 11/25/2022 (c) 19,228,000 19,148,349
1.59%, 12/1/2022 (c) 11,716,000 11,660,172
1.72%, 12/8/2022 (c) 13,686,000 13,611,950
2.18%, 12/15/2022 (c) 8,681,000 8,631,460
2.53%, 12/29/2022 (c) 3,803,000 3,773,578
3.07%, 2/16/2023 (c) 9,615,000 9,487,051
3.16%, 2/23/2023 (c) 133,000 131,132
3.29%, 3/2/2023 (c) 17,642,000 17,370,874
3.38%, 3/9/2023 (c) 20,062,000 19,736,163
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 40.8% (continued)
3.53%, 3/16/2023 (c) $ 34,725,000 34,141,062
3.85%, 3/23/2023 (c) 457,000 449,050
3.93%, 3/30/2023 (c) 5,124,000 5,027,151
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $185,344,703) 185,104,772
TOTAL SHORT-TERM INVESTMENTS
(Cost $408,471,901) 408,284,750
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.1%
(Cost $408,471,901) 408,284,750
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.9% (d) 44,701,917
NET ASSETS - 100.0% 452,986,667
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 223,179,978 49.3
U.S. Treasury Obligations 185,104,772 40.8
Total Investments In Securities
At Value $ 408,284,750 90.1
Other Assets in Excess of
Liabilities (d) 44,701,917 9.9
Net Assets
$ 452,986,667 100.0%
(a) Represents 7-day effective yield as of September 30, 2022.
(b) For the period ended September 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean
November
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 10/21/2022 USD (136,475) $ 15,381
15,381
Soybean
November
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 10/21/2022 USD 136,475 (15,432)
(15,432)
$ (51)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 10/2022 USD $ 53,980 $ (6,581)
LME Aluminum Base Metal 3 10/2022 USD 161,100 (23,809)
LME Aluminum Base Metal 5 10/2022 USD 268,469 (34,158)
LME Aluminum Base Metal 7 10/2022 USD 375,769 (53,702)
LME Aluminum Base Metal 7 10/2022 USD 377,256 (46,002)
LME Aluminum Base Metal 7 10/2022 USD 378,079 (34,067)
LME Aluminum Base Metal 8 10/2022 USD 431,964 (43,220)
LME Aluminum Base Metal 12 10/2022 USD 644,250 (84,208)
LME Aluminum Base Metal 16 10/2022 USD 864,432 (73,784)
LME Aluminum Base Metal 25 10/2022 USD 1,347,906 (147,167)
LME Aluminum Base Metal 25 10/2022 USD 1,343,281 (175,842)
LME Aluminum Base Metal 47 10/2022 USD 2,533,324 (271,540)
LME Aluminum Base Metal 63 10/2022 USD 3,407,702 (344,134)
LME Copper Base Metal 1 10/2022 USD 192,200 9,111
LME Copper Base Metal 2 10/2022 USD 384,400 251
LME Copper Base Metal 3 10/2022 USD 575,325 3,454
LME Copper Base Metal 3 10/2022 USD 575,175 5,903
LME Copper Base Metal 3 10/2022 USD 575,531 14,073
LME Copper Base Metal 4 10/2022 USD 768,800 31,405
LME Copper Base Metal 5 10/2022 USD 960,750 (3,562)
LME Copper Base Metal 7 10/2022 USD 1,341,725 (26,426)
LME Copper Base Metal 8 10/2022 USD 1,536,400 58,379
LME Copper Base Metal 10 10/2022 USD 1,922,000 64,187
LME Copper Base Metal 18 10/2022 USD 3,455,663 134,342
LME Copper Base Metal 19 10/2022 USD 3,651,800 226,422
LME Copper Base Metal 32 10/2022 USD 6,148,000 61,285
LME Lead Base Metal 1 10/2022 USD 47,875 (128)
LME Lead Base Metal 1 10/2022 USD 47,861 (279)
LME Lead Base Metal 1 10/2022 USD 47,868 (935)
LME Lead Base Metal 2 10/2022 USD 95,690 (4,066)
LME Lead Base Metal 5 10/2022 USD 238,776 (13,674)
LME Lead Base Metal 5 10/2022 USD 238,688 (14,028)
LME Lead Base Metal 9 10/2022 USD 430,684 (5,098)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 11 10/2022 USD $ 525,701 $ (25,271)
LME Lead Base Metal 16 10/2022 USD 765,088 (24,954)
LME Lead Base Metal 25 10/2022 USD 1,196,669 (42,147)
LME Lead Base Metal 31 10/2022 USD 1,482,629 (69,990)
LME Lead Base Metal 33 10/2022 USD 1,578,233 (28,754)
LME Nickel Base Metal 1 10/2022 USD 126,140 (6,373)
LME Nickel Base Metal 1 10/2022 USD 126,072 (2,271)
LME Nickel Base Metal 1 10/2022 USD 126,095 2,372
LME Nickel Base Metal 1 10/2022 USD 126,072 699
LME Nickel Base Metal 7 10/2022 USD 883,142 (26,050)
LME Nickel Base Metal 7 10/2022 USD 882,504 32,718
LME Nickel Base Metal 7 10/2022 USD 882,584 (14,788)
LME Nickel Base Metal 7 10/2022 USD 883,222 (46,334)
LME Nickel Base Metal 13 10/2022 USD 1,638,936 (105,182)
LME Zinc Base Metal 1 10/2022 USD 75,453 500
LME Zinc Base Metal 2 10/2022 USD 150,920 1,414
LME Zinc Base Metal 3 10/2022 USD 226,013 (1,134)
LME Zinc Base Metal 5 10/2022 USD 376,800 4,410
LME Zinc Base Metal 6 10/2022 USD 452,745 19,707
LME Zinc Base Metal 7 10/2022 USD 527,835 8,489
LME Zinc Base Metal 8 10/2022 USD 603,420 7,896
LME Zinc Base Metal 13 10/2022 USD 980,363 (11,401)
LME Zinc Base Metal 18 10/2022 USD 1,358,325 (4,777)
LME Zinc Base Metal 25 10/2022 USD 1,883,363 (26,086)
LME Zinc Base Metal 25 10/2022 USD 1,884,844 (2,859)
LME Zinc Base Metal 44 10/2022 USD 3,314,575 (261,255)
RBOB Gasoline 52 10/2022 USD 5,175,643 (68,566)
Brent Crude Oil 751 11/2022 USD 62,723,520 (555,294)
LME Aluminum Base Metal 4 11/2022 USD 215,600 (27,665)
LME Aluminum Base Metal 4 11/2022 USD 215,175 (28,137)
LME Aluminum Base Metal 4 11/2022 USD 214,988 (26,461)
LME Aluminum Base Metal 5 11/2022 USD 269,063 (40,952)
LME Aluminum Base Metal 9 11/2022 USD 483,554 (66,025)
LME Aluminum Base Metal 14 11/2022 USD 754,075 (125,741)
LME Aluminum Base Metal 17 11/2022 USD 915,399 (102,824)
LME Aluminum Base Metal 20 11/2022 USD 1,077,295 (115,331)
LME Aluminum Base Metal 41 11/2022 USD 2,206,056 (269,440)
LME Aluminum Base Metal 41 11/2022 USD 2,207,081 (283,790)
LME Aluminum Base Metal 50 11/2022 USD 2,693,825 (310,073)
LME Aluminum Base Metal 63 11/2022 USD 3,386,644 (365,867)
LME Aluminum Base Metal 66 11/2022 USD 3,551,015 (545,653)
LME Aluminum Base Metal 70 11/2022 USD 3,761,625 (492,591)
LME Aluminum Base Metal 72 11/2022 USD 3,884,184 (454,928)
LME Aluminum Base Metal 73 11/2022 USD 3,928,714 (441,609)
LME Copper Base Metal 3 11/2022 USD 573,450 (25,808)
LME Copper Base Metal 3 11/2022 USD 574,725 (17,413)
LME Copper Base Metal 4 11/2022 USD 764,350 (36,768)
LME Copper Base Metal 5 11/2022 USD 957,250 (17,546)
LME Copper Base Metal 5 11/2022 USD 954,813 (34,571)
LME Copper Base Metal 7 11/2022 USD 1,336,300 (60,218)
LME Copper Base Metal 8 11/2022 USD 1,526,100 (63,669)
LME Copper Base Metal 9 11/2022 USD 1,714,361 (88,146)
LME Copper Base Metal 10 11/2022 USD 1,912,125 (62,901)
LME Copper Base Metal 12 11/2022 USD 2,284,125 (134,574)
LME Copper Base Metal 13 11/2022 USD 2,483,325 (177,159)
LME Copper Base Metal 15 11/2022 USD 2,871,000 (37,539)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 18 11/2022 USD $ 3,444,075 $ (13,319)
LME Copper Base Metal 32 11/2022 USD 6,100,000 (311,611)
LME Copper Base Metal 50 11/2022 USD 9,520,700 (599,076)
LME Lead Base Metal 1 11/2022 USD 47,744 (3,484)
LME Lead Base Metal 1 11/2022 USD 47,825 (6,728)
LME Lead Base Metal 1 11/2022 USD 47,805 (5,816)
LME Lead Base Metal 1 11/2022 USD 47,788 (4,689)
LME Lead Base Metal 2 11/2022 USD 95,512 (6,648)
LME Lead Base Metal 3 11/2022 USD 143,447 (20,741)
LME Lead Base Metal 3 11/2022 USD 143,378 (19,380)
LME Lead Base Metal 3 11/2022 USD 143,462 (17,909)
LME Lead Base Metal 4 11/2022 USD 191,138 (16,269)
LME Lead Base Metal 5 11/2022 USD 238,813 (5,279)
LME Lead Base Metal 5 11/2022 USD 238,750 (11,888)
LME Lead Base Metal 6 11/2022 USD 286,763 (7,333)
LME Lead Base Metal 15 11/2022 USD 716,479 (48,561)
LME Lead Base Metal 16 11/2022 USD 764,316 (48,751)
LME Nickel Base Metal 1 11/2022 USD 126,308 (1,795)
LME Nickel Base Metal 2 11/2022 USD 252,653 (11,597)
LME Nickel Base Metal 2 11/2022 USD 252,762 (14,843)
LME Nickel Base Metal 2 11/2022 USD 252,463 (24,918)
LME Nickel Base Metal 3 11/2022 USD 379,169 (16,840)
LME Nickel Base Metal 4 11/2022 USD 505,290 (54,778)
LME Nickel Base Metal 4 11/2022 USD 505,627 (19,234)
LME Nickel Base Metal 5 11/2022 USD 631,101 (93,634)
LME Nickel Base Metal 6 11/2022 USD 758,031 (40,270)
LME Nickel Base Metal 7 11/2022 USD 884,310 (56,999)
LME Nickel Base Metal 7 11/2022 USD 884,126 (27,924)
LME Nickel Base Metal 7 11/2022 USD 883,781 (54,751)
LME Zinc Base Metal 1 11/2022 USD 74,913 (12,628)
LME Zinc Base Metal 2 11/2022 USD 150,550 (23,166)
LME Zinc Base Metal 3 11/2022 USD 224,475 (37,659)
LME Zinc Base Metal 4 11/2022 USD 301,000 (52,512)
LME Zinc Base Metal 5 11/2022 USD 375,125 (79,515)
LME Zinc Base Metal 7 11/2022 USD 524,650 (86,253)
LME Zinc Base Metal 7 11/2022 USD 527,100 (76,671)
LME Zinc Base Metal 9 11/2022 USD 673,875 (131,652)
LME Zinc Base Metal 9 11/2022 USD 674,044 (104,933)
LME Zinc Base Metal 12 11/2022 USD 903,825 (80,810)
LME Zinc Base Metal 17 11/2022 USD 1,278,825 (259,363)
LME Zinc Base Metal 30 11/2022 USD 2,259,750 (211,589)
LME Zinc Base Metal 31 11/2022 USD 2,334,788 (346,788)
LME Zinc Base Metal 33 11/2022 USD 2,474,588 (487,260)
LME Zinc Base Metal 43 11/2022 USD 3,238,846 (370,056)
Low Sulphur Gasoil 70 11/2022 USD 6,592,250 (461,299)
Natural Gas 86 11/2022 USD 6,075,900 (881,277)
RBOB Gasoline 116 11/2022 USD 11,102,801 (107,286)
Soybean 914 11/2022 USD 62,369,075 (6,374,123)
100 oz Gold 485 12/2022 USD 81,092,000 (4,572,780)
Coffee 'C' 241 12/2022 USD 20,022,581 1,027,040
Corn 687 12/2022 USD 23,272,125 1,564,143
Cotton No. 2 175 12/2022 USD 7,467,250 (1,009,628)
Lean Hogs 145 12/2022 USD 4,421,050 (433,289)
Live Cattle 614 12/2022 USD 36,115,480 (907,757)
LME Aluminum Base Metal 1 12/2022 USD 53,988 (1,203)
LME Aluminum Base Metal 2 12/2022 USD 108,098 (5,708)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 4 12/2022 USD $ 216,250 $ (8,749)
LME Aluminum Base Metal 5 12/2022 USD 269,813 (5,177)
LME Aluminum Base Metal 6 12/2022 USD 324,273 (20,228)
LME Aluminum Base Metal 7 12/2022 USD 378,263 5,142
LME Aluminum Base Metal 12 12/2022 USD 648,600 (12,809)
LME Aluminum Base Metal 13 12/2022 USD 702,767 (31,771)
LME Aluminum Base Metal 14 12/2022 USD 756,543 (51,649)
LME Aluminum Base Metal 21 12/2022 USD 1,134,882 (68,742)
LME Aluminum Base Metal 45 12/2022 USD 2,430,428 (100,955)
LME Aluminum Base Metal 48 12/2022 USD 2,593,800 (45,493)
LME Aluminum Base Metal 50 12/2022 USD 2,700,863 (131,260)
LME Aluminum Base Metal 51 12/2022 USD 2,751,769 (190,763)
LME Aluminum Base Metal 68 12/2022 USD 3,673,700 (243,426)
LME Aluminum Base Metal 83 12/2022 USD 4,484,926 (300,344)
LME Aluminum Base Metal 488 12/2022 USD 26,364,200 (2,723,412)
LME Copper Base Metal 1 12/2022 USD 189,053 550
LME Copper Base Metal 1 12/2022 USD 189,729 (5,689)
LME Copper Base Metal 1 12/2022 USD 189,528 (4,974)
LME Copper Base Metal 2 12/2022 USD 379,288 (4,618)
LME Copper Base Metal 3 12/2022 USD 569,328 (31,430)
LME Copper Base Metal 5 12/2022 USD 946,263 (9,594)
LME Copper Base Metal 7 12/2022 USD 1,327,769 (39,000)
LME Copper Base Metal 9 12/2022 USD 1,701,342 31,818
LME Copper Base Metal 11 12/2022 USD 2,085,394 (44,660)
LME Copper Base Metal 16 12/2022 USD 3,037,172 (144,656)
LME Copper Base Metal 20 12/2022 USD 3,780,000 (31,678)
LME Copper Base Metal 24 12/2022 USD 4,558,026 (81,592)
LME Copper Base Metal 30 12/2022 USD 5,698,958 (28,515)
LME Copper Base Metal 35 12/2022 USD 6,655,408 (41,405)
LME Copper Base Metal 53 12/2022 USD 10,018,219 205,055
LME Copper Base Metal 628 12/2022 USD 118,990,301 (391,453)
LME Lead Base Metal 1 12/2022 USD 47,731 862
LME Lead Base Metal 1 12/2022 USD 47,700 447
LME Lead Base Metal 1 12/2022 USD 47,806 229
LME Lead Base Metal 1 12/2022 USD 47,806 178
LME Lead Base Metal 1 12/2022 USD 47,781 (346)
LME Lead Base Metal 2 12/2022 USD 95,588 (2,493)
LME Lead Base Metal 3 12/2022 USD 143,306 1,290
LME Lead Base Metal 4 12/2022 USD 190,700 6,327
LME Lead Base Metal 7 12/2022 USD 334,644 (7,129)
LME Lead Base Metal 8 12/2022 USD 381,550 29,196
LME Lead Base Metal 9 12/2022 USD 430,256 (10,409)
LME Lead Base Metal 25 12/2022 USD 1,195,156 (20,750)
LME Lead Base Metal 29 12/2022 USD 1,383,663 58,546
LME Lead Base Metal 373 12/2022 USD 17,810,750 (140,846)
LME Nickel Base Metal 1 12/2022 USD 126,633 (5,580)
LME Nickel Base Metal 1 12/2022 USD 126,509 (1,594)
LME Nickel Base Metal 1 12/2022 USD 126,562 (21,875)
LME Nickel Base Metal 1 12/2022 USD 126,552 (22,131)
LME Nickel Base Metal 1 12/2022 USD 126,552 (20,464)
LME Nickel Base Metal 2 12/2022 USD 252,916 4,270
LME Nickel Base Metal 4 12/2022 USD 506,208 (68,322)
LME Nickel Base Metal 5 12/2022 USD 632,760 (79,447)
LME Nickel Base Metal 6 12/2022 USD 759,852 (47,389)
LME Nickel Base Metal 8 12/2022 USD 1,012,416 (128,808)
LME Nickel Base Metal 9 12/2022 USD 1,138,737 (78,664)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 92 12/2022 USD $ 11,642,784 $ (795,673)
LME Zinc Base Metal 1 12/2022 USD 74,725 (6,353)
LME Zinc Base Metal 2 12/2022 USD 149,425 (12,531)
LME Zinc Base Metal 3 12/2022 USD 222,750 4,079
LME Zinc Base Metal 3 12/2022 USD 223,800 (12,721)
LME Zinc Base Metal 3 12/2022 USD 224,063 (10,284)
LME Zinc Base Metal 4 12/2022 USD 297,650 (13,162)
LME Zinc Base Metal 4 12/2022 USD 298,800 (23,323)
LME Zinc Base Metal 5 12/2022 USD 371,000 (7,515)
LME Zinc Base Metal 6 12/2022 USD 447,863 (17,980)
LME Zinc Base Metal 16 12/2022 USD 1,196,200 (85,647)
LME Zinc Base Metal 18 12/2022 USD 1,346,625 (129,428)
LME Zinc Base Metal 21 12/2022 USD 1,558,725 21,028
LME Zinc Base Metal 24 12/2022 USD 1,794,660 (76,511)
LME Zinc Base Metal 25 12/2022 USD 1,869,250 (93,199)
LME Zinc Base Metal 725 12/2022 USD 54,066,875 167,251
Low Sulphur Gasoil 74 12/2022 USD 6,676,650 (91,689)
Silver 319 12/2022 USD 30,367,205 (116,485)
Soybean Meal 739 12/2022 USD 29,781,700 132,111
Soybean Oil 318 12/2022 USD 11,745,648 (1,546,705)
Sugar No. 11 1,594 2/2023 USD 31,563,750 (259,647)
Platinum 131 8/2023 JPY 1,774,515 41,845
(30,624,283)
Short Contracts
LME Aluminum Base Metal (1) 10/2022 USD (53,980) 6,568
LME Aluminum Base Metal (3) 10/2022 USD (161,100) 23,466
LME Aluminum Base Metal (5) 10/2022 USD (268,469) 34,641
LME Aluminum Base Metal (7) 10/2022 USD (377,256) 49,502
LME Aluminum Base Metal (7) 10/2022 USD (378,079) 34,326
LME Aluminum Base Metal (7) 10/2022 USD (375,769) 50,461
LME Aluminum Base Metal (8) 10/2022 USD (431,964) 41,612
LME Aluminum Base Metal (12) 10/2022 USD (644,250) 82,914
LME Aluminum Base Metal (16) 10/2022 USD (864,432) 76,321
LME Aluminum Base Metal (25) 10/2022 USD (1,343,281) 182,915
LME Aluminum Base Metal (25) 10/2022 USD (1,347,906) 174,870
LME Aluminum Base Metal (47) 10/2022 USD (2,533,324) 271,712
LME Aluminum Base Metal (63) 10/2022 USD (3,407,702) 368,791
LME Copper Base Metal (1) 10/2022 USD (192,200) (8,503)
LME Copper Base Metal (2) 10/2022 USD (384,400) 245
LME Copper Base Metal (3) 10/2022 USD (575,531) (17,155)
LME Copper Base Metal (3) 10/2022 USD (575,175) (3,683)
LME Copper Base Metal (3) 10/2022 USD (575,325) (4,208)
LME Copper Base Metal (4) 10/2022 USD (768,800) (33,311)
LME Copper Base Metal (5) 10/2022 USD (960,750) 185
LME Copper Base Metal (7) 10/2022 USD (1,341,725) 24,537
LME Copper Base Metal (8) 10/2022 USD (1,536,400) (53,849)
LME Copper Base Metal (10) 10/2022 USD (1,922,000) (57,026)
LME Copper Base Metal (18) 10/2022 USD (3,455,663) (154,261)
LME Copper Base Metal (19) 10/2022 USD (3,651,800) (203,350)
LME Copper Base Metal (32) 10/2022 USD (6,148,000) (95,498)
LME Lead Base Metal (1) 10/2022 USD (47,875) 22
LME Lead Base Metal (1) 10/2022 USD (47,868) 616
LME Lead Base Metal (1) 10/2022 USD (47,861) 544
LME Lead Base Metal (2) 10/2022 USD (95,690) 4,071
LME Lead Base Metal (5) 10/2022 USD (238,688) 13,149
LME Lead Base Metal (5) 10/2022 USD (238,776) 13,212

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (9) 10/2022 USD $ (430,684) $ 4,667
LME Lead Base Metal (11) 10/2022 USD (525,701) 27,845
LME Lead Base Metal (16) 10/2022 USD (765,088) 22,998
LME Lead Base Metal (25) 10/2022 USD (1,196,669) 39,355
LME Lead Base Metal (31) 10/2022 USD (1,482,629) 70,144
LME Lead Base Metal (33) 10/2022 USD (1,578,233) 27,498
LME Nickel Base Metal (1) 10/2022 USD (126,095) (413)
LME Nickel Base Metal (1) 10/2022 USD (126,072) 1,547
LME Nickel Base Metal (1) 10/2022 USD (126,072) 2,615
LME Nickel Base Metal (1) 10/2022 USD (126,140) 3,847
LME Nickel Base Metal (7) 10/2022 USD (883,142) 25,717
LME Nickel Base Metal (7) 10/2022 USD (882,504) (52,605)
LME Nickel Base Metal (7) 10/2022 USD (882,584) 9,896
LME Nickel Base Metal (7) 10/2022 USD (883,222) 40,847
LME Nickel Base Metal (13) 10/2022 USD (1,638,936) 102,157
LME Zinc Base Metal (1) 10/2022 USD (75,453) (721)
LME Zinc Base Metal (2) 10/2022 USD (150,920) (1,888)
LME Zinc Base Metal (3) 10/2022 USD (226,013) 2,729
LME Zinc Base Metal (5) 10/2022 USD (376,800) (5,685)
LME Zinc Base Metal (6) 10/2022 USD (452,745) (16,263)
LME Zinc Base Metal (7) 10/2022 USD (527,835) (10,204)
LME Zinc Base Metal (8) 10/2022 USD (603,420) (2,941)
LME Zinc Base Metal (13) 10/2022 USD (980,363) 15,885
LME Zinc Base Metal (18) 10/2022 USD (1,358,325) 5,572
LME Zinc Base Metal (25) 10/2022 USD (1,883,363) 9,052
LME Zinc Base Metal (25) 10/2022 USD (1,884,844) (3,667)
LME Zinc Base Metal (44) 10/2022 USD (3,314,575) 259,592
NY Harbor ULSD (9) 10/2022 USD (1,217,765) 100,590
WTI Crude Oil (152) 10/2022 USD (12,082,480) 1,954,532
LME Aluminum Base Metal (4) 11/2022 USD (214,988) 26,800
LME Aluminum Base Metal (4) 11/2022 USD (215,600) 28,388
LME Aluminum Base Metal (4) 11/2022 USD (215,175) 28,384
LME Aluminum Base Metal (5) 11/2022 USD (269,063) 40,273
LME Aluminum Base Metal (9) 11/2022 USD (483,554) 68,794
LME Aluminum Base Metal (14) 11/2022 USD (754,075) 114,642
LME Aluminum Base Metal (17) 11/2022 USD (915,399) 104,976
LME Aluminum Base Metal (20) 11/2022 USD (1,077,295) 120,146
LME Aluminum Base Metal (41) 11/2022 USD (2,206,056) 269,473
LME Aluminum Base Metal (41) 11/2022 USD (2,207,081) 283,355
LME Aluminum Base Metal (50) 11/2022 USD (2,693,825) 329,584
LME Aluminum Base Metal (63) 11/2022 USD (3,386,644) 365,012
LME Aluminum Base Metal (66) 11/2022 USD (3,551,015) 542,441
LME Aluminum Base Metal (70) 11/2022 USD (3,761,625) 497,668
LME Aluminum Base Metal (72) 11/2022 USD (3,884,184) 385,115
LME Aluminum Base Metal (73) 11/2022 USD (3,928,714) 457,808
LME Copper Base Metal (3) 11/2022 USD (574,725) 19,080
LME Copper Base Metal (3) 11/2022 USD (573,450) 25,042
LME Copper Base Metal (4) 11/2022 USD (764,350) 29,139
LME Copper Base Metal (5) 11/2022 USD (954,813) 40,174
LME Copper Base Metal (5) 11/2022 USD (957,250) 18,737
LME Copper Base Metal (7) 11/2022 USD (1,336,300) 62,162
LME Copper Base Metal (8) 11/2022 USD (1,526,100) 61,879
LME Copper Base Metal (9) 11/2022 USD (1,714,361) 90,116
LME Copper Base Metal (10) 11/2022 USD (1,912,125) 61,389
LME Copper Base Metal (12) 11/2022 USD (2,284,125) 141,043
LME Copper Base Metal (13) 11/2022 USD (2,483,325) 160,758

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (15) 11/2022 USD $ (2,871,000) $ 44,314
LME Copper Base Metal (18) 11/2022 USD (3,444,075) 6,156
LME Copper Base Metal (32) 11/2022 USD (6,100,000) 262,541
LME Copper Base Metal (50) 11/2022 USD (9,520,700) 579,169
LME Lead Base Metal (1) 11/2022 USD (47,788) 4,621
LME Lead Base Metal (1) 11/2022 USD (47,825) 6,472
LME Lead Base Metal (1) 11/2022 USD (47,805) 5,893
LME Lead Base Metal (1) 11/2022 USD (47,744) 3,504
LME Lead Base Metal (2) 11/2022 USD (95,512) 6,208
LME Lead Base Metal (3) 11/2022 USD (143,447) 21,545
LME Lead Base Metal (3) 11/2022 USD (143,378) 18,837
LME Lead Base Metal (3) 11/2022 USD (143,462) 18,879
LME Lead Base Metal (4) 11/2022 USD (191,138) 15,389
LME Lead Base Metal (5) 11/2022 USD (238,750) 11,396
LME Lead Base Metal (5) 11/2022 USD (238,813) 5,549
LME Lead Base Metal (6) 11/2022 USD (286,763) 8,872
LME Lead Base Metal (15) 11/2022 USD (716,479) 44,316
LME Lead Base Metal (16) 11/2022 USD (764,316) 50,116
LME Nickel Base Metal (1) 11/2022 USD (126,308) 4,267
LME Nickel Base Metal (2) 11/2022 USD (252,653) 20,582
LME Nickel Base Metal (2) 11/2022 USD (252,762) 13,002
LME Nickel Base Metal (2) 11/2022 USD (252,463) 22,998
LME Nickel Base Metal (3) 11/2022 USD (379,169) 15,955
LME Nickel Base Metal (4) 11/2022 USD (505,627) 13,474
LME Nickel Base Metal (4) 11/2022 USD (505,290) 57,858
LME Nickel Base Metal (5) 11/2022 USD (631,101) 109,734
LME Nickel Base Metal (6) 11/2022 USD (758,031) 47,811
LME Nickel Base Metal (7) 11/2022 USD (883,781) 58,889
LME Nickel Base Metal (7) 11/2022 USD (884,310) 49,119
LME Nickel Base Metal (7) 11/2022 USD (884,126) 22,588
LME Zinc Base Metal (1) 11/2022 USD (74,913) 12,258
LME Zinc Base Metal (2) 11/2022 USD (150,550) 22,944
LME Zinc Base Metal (3) 11/2022 USD (224,475) 35,517
LME Zinc Base Metal (4) 11/2022 USD (301,000) 53,702
LME Zinc Base Metal (5) 11/2022 USD (375,125) 89,310
LME Zinc Base Metal (7) 11/2022 USD (527,100) 72,700
LME Zinc Base Metal (7) 11/2022 USD (524,650) 82,804
LME Zinc Base Metal (9) 11/2022 USD (674,044) 108,611
LME Zinc Base Metal (9) 11/2022 USD (673,875) 133,600
LME Zinc Base Metal (12) 11/2022 USD (903,825) 80,052
LME Zinc Base Metal (17) 11/2022 USD (1,278,825) 253,408
LME Zinc Base Metal (30) 11/2022 USD (2,259,750) 217,645
LME Zinc Base Metal (31) 11/2022 USD (2,334,788) 339,752
LME Zinc Base Metal (33) 11/2022 USD (2,474,588) 459,352
LME Zinc Base Metal (43) 11/2022 USD (3,238,846) 340,462
NY Harbor ULSD (37) 11/2022 USD (4,859,358) 61,949
WTI Crude Oil (186) 11/2022 USD (14,641,920) 297,729
Cocoa (187) 12/2022 USD (4,401,980) 23,306
LME Aluminum Base Metal (1) 12/2022 USD (53,988) 1,085
LME Aluminum Base Metal (2) 12/2022 USD (108,098) 5,197
LME Aluminum Base Metal (4) 12/2022 USD (216,250) 8,338
LME Aluminum Base Metal (5) 12/2022 USD (269,813) 2,612
LME Aluminum Base Metal (6) 12/2022 USD (324,273) 20,409
LME Aluminum Base Metal (7) 12/2022 USD (378,263) (5,254)
LME Aluminum Base Metal (12) 12/2022 USD (648,600) 21,340
LME Aluminum Base Metal (13) 12/2022 USD (702,767) 30,382

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (14) 12/2022 USD $ (756,543) $ 54,801
LME Aluminum Base Metal (21) 12/2022 USD (1,134,882) 56,464
LME Aluminum Base Metal (45) 12/2022 USD (2,430,428) 94,067
LME Aluminum Base Metal (48) 12/2022 USD (2,593,800) 72,458
LME Aluminum Base Metal (50) 12/2022 USD (2,700,863) 134,353
LME Aluminum Base Metal (51) 12/2022 USD (2,751,769) 184,422
LME Aluminum Base Metal (68) 12/2022 USD (3,673,700) 220,016
LME Aluminum Base Metal (83) 12/2022 USD (4,484,926) 283,959
LME Aluminum Base Metal (820) 12/2022 USD (44,300,500) 3,962,143
LME Copper Base Metal (1) 12/2022 USD (189,053) (2,752)
LME Copper Base Metal (1) 12/2022 USD (189,729) 6,525
LME Copper Base Metal (1) 12/2022 USD (189,528) 4,263
LME Copper Base Metal (2) 12/2022 USD (379,288) 3,456
LME Copper Base Metal (3) 12/2022 USD (569,328) 29,945
LME Copper Base Metal (5) 12/2022 USD (946,263) 18,675
LME Copper Base Metal (7) 12/2022 USD (1,327,769) 37,685
LME Copper Base Metal (9) 12/2022 USD (1,701,342) (35,620)
LME Copper Base Metal (11) 12/2022 USD (2,085,394) 40,298
LME Copper Base Metal (16) 12/2022 USD (3,037,172) 148,986
LME Copper Base Metal (20) 12/2022 USD (3,780,000) 8,770
LME Copper Base Metal (24) 12/2022 USD (4,558,026) 61,911
LME Copper Base Metal (30) 12/2022 USD (5,698,958) 27,814
LME Copper Base Metal (35) 12/2022 USD (6,655,408) 34,182
LME Copper Base Metal (53) 12/2022 USD (10,018,219) (129,545)
LME Copper Base Metal (176) 12/2022 USD (33,347,600) 279,606
LME Lead Base Metal (1) 12/2022 USD (47,806) (284)
LME Lead Base Metal (1) 12/2022 USD (47,731) (1,121)
LME Lead Base Metal (1) 12/2022 USD (47,806) (573)
LME Lead Base Metal (1) 12/2022 USD (47,781) 308
LME Lead Base Metal (1) 12/2022 USD (47,700) (303)
LME Lead Base Metal (2) 12/2022 USD (95,588) 2,444
LME Lead Base Metal (3) 12/2022 USD (143,306) (1,864)
LME Lead Base Metal (4) 12/2022 USD (190,700) (7,711)
LME Lead Base Metal (7) 12/2022 USD (334,644) 7,200
LME Lead Base Metal (8) 12/2022 USD (381,550) (28,571)
LME Lead Base Metal (9) 12/2022 USD (430,256) 11,170
LME Lead Base Metal (25) 12/2022 USD (1,195,156) 20,716
LME Lead Base Metal (29) 12/2022 USD (1,383,663) (51,914)
LME Lead Base Metal (140) 12/2022 USD (6,685,000) 296,558
LME Nickel Base Metal (1) 12/2022 USD (126,633) 9,894
LME Nickel Base Metal (1) 12/2022 USD (126,552) 19,365
LME Nickel Base Metal (1) 12/2022 USD (126,552) 21,405
LME Nickel Base Metal (1) 12/2022 USD (126,562) 24,065
LME Nickel Base Metal (1) 12/2022 USD (126,509) 2,023
LME Nickel Base Metal (2) 12/2022 USD (252,916) (4,920)
LME Nickel Base Metal (4) 12/2022 USD (506,208) 72,300
LME Nickel Base Metal (5) 12/2022 USD (632,760) 98,625
LME Nickel Base Metal (6) 12/2022 USD (759,852) 55,818
LME Nickel Base Metal (8) 12/2022 USD (1,012,416) 95,400
LME Nickel Base Metal (9) 12/2022 USD (1,138,737) 88,386
LME Nickel Base Metal (63) 12/2022 USD (7,972,776) 189,919
LME Zinc Base Metal (1) 12/2022 USD (74,725) 6,222
LME Zinc Base Metal (2) 12/2022 USD (149,425) 12,032
LME Zinc Base Metal (3) 12/2022 USD (223,800) 13,739
LME Zinc Base Metal (3) 12/2022 USD (222,750) (4,682)
LME Zinc Base Metal (3) 12/2022 USD (224,063) 7,816

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 12/2022 USD $ (297,650) $ 14,141
LME Zinc Base Metal (4) 12/2022 USD (298,800) 25,388
LME Zinc Base Metal (5) 12/2022 USD (371,000) 213
LME Zinc Base Metal (6) 12/2022 USD (447,863) 20,155
LME Zinc Base Metal (16) 12/2022 USD (1,196,200) 77,119
LME Zinc Base Metal (18) 12/2022 USD (1,346,625) 119,317
LME Zinc Base Metal (21) 12/2022 USD (1,558,725) (51,512)
LME Zinc Base Metal (24) 12/2022 USD (1,794,660) 75,183
LME Zinc Base Metal (25) 12/2022 USD (1,869,250) 93,697
LME Zinc Base Metal (414) 12/2022 USD (30,874,050) 2,876,909
Wheat (189) 12/2022 USD (8,708,175) (1,056,278)
Feeder Cattle (73) 1/2023 USD (6,412,138) 314,510
Soybean (150) 1/2023 USD (10,316,250) 661,871
21,869,233
$ (8,755,050)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 90.4%
COMMON STOCKS - 3.8%
Italy - 3.0%
A2A SpA (a) 2,716,297 2,638,761
Assicurazioni Generali SpA (a) 232,797 3,178,687
Azimut Holding SpA (a) 62,431 890,472
Banco BPM SpA (a) 240,763 629,552
Buzzi Unicem SpA (a) 159,440 2,255,450
Enel SpA (a) 30,359 124,509
Hera SpA (a) 818,822 1,739,898
Intesa Sanpaolo SpA (a) 71,289 117,842
Italgas SpA (a) 41,633 193,333
Leonardo SpA (a) 671,956 4,757,718
Mediobanca Banca di Credito
Finanziario SpA (a) 19,063 149,163
Pirelli & C SpA (a)(b) 138,265 450,351
Poste Italiane SpA (a)(b) 152,549 1,152,509
Prysmian SpA (a) 56,861 1,628,720
Telecom Italia SpA *(a) 3,050,402 564,224
UniCredit SpA (a) 41,596 421,121
Unipol Gruppo SpA (a) 751,844 2,920,140
23,812,450
—
United States - 0.8%
Stellantis NV (a) 323,659 3,823,205
Tenaris SA (a) 178,982 2,315,862
6,139,067
—
TOTAL COMMON STOCKS
(Cost $37,855,698) 29,951,517
SHORT-TERM INVESTMENTS - 86.6%
INVESTMENT COMPANIES - 37.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 2.49% (1)(c)(d) 16,846,703 16,846,703
Limited Purpose Cash Investment
Fund, 2.57% (1)(c)(e) 278,773,576 278,634,189
TOTAL INVESTMENT COMPANIES
(Cost $295,402,813) 295,480,892
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 49.1%
U.S. Treasury Bills
1.12%, 10/6/2022 (f) $ 23,169,000 23,164,265
1.23%, 10/13/2022 (f) 13,862,000 13,851,979
1.38%, 10/27/2022 (f) 46,468,000 46,388,268
1.42%, 11/3/2022 (f) 7,809,000 7,791,094
1.39%, 11/10/2022 (f)(g) 30,207,000 30,120,790
1.50%, 11/17/2022 (f)(g) 3,490,000 3,477,567
1.59%, 12/1/2022 (f)(g) 9,850,000 9,803,064
1.72%, 12/8/2022 (f)(g) 39,538,000 39,324,075
2.18%, 12/15/2022 (f) 125,000 124,287
2.53%, 12/29/2022 (f)(g) 36,077,000 35,797,885
2.53%, 1/5/2023 (f)(g) 21,815,000 21,630,417
2.72%, 1/12/2023 (f)(g) 40,543,000 40,176,340
2.95%, 1/19/2023 (f)(g) 5,238,000 5,185,128
3.09%, 2/9/2023 (f)(g) 22,248,000 21,964,881
3.07%, 2/16/2023 (f)(g) 632,000 623,590
3.38%, 3/9/2023 (f) 19,863,000 19,540,395
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 49.1% (continued)
3.53%, 3/16/2023 (f)(g) $ 44,568,000 43,818,540
3.85%, 3/23/2023 (f)(g) 21,354,000 20,982,507
3.93%, 3/30/2023 (f) 2,265,000 2,222,189
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $386,433,095) 385,987,261
TOTAL SHORT-TERM INVESTMENTS
(Cost $681,835,908) 681,468,153
TOTAL LONG POSITIONS
(Cost $719,691,606) 711,419,670
SHARES
SHORT POSITIONS - (3.5)%
COMMON STOCKS - (3.5)%
Canada - (0.1)%
SNC-Lavalin Group, Inc. (1) (26,506) (441,335)
Italy - (3.3)%
Amplifon SpA (55,731) (1,452,032)
Banca Generali SpA (29,313) (812,956)
Brembo SpA (60,081) (495,627)
Davide Campari-Milano NV (431,176) (3,814,856)
DiaSorin SpA (10,843) (1,209,998)
Ferrari NV (16,771) (3,105,753)
FinecoBank Banca Fineco SpA (47,953) (592,243)
Infrastrutture Wireless Italiane SpA
(b) (219,922) (1,918,716)
Interpump Group SpA (29,282) (947,039)
Moncler SpA (60,281) (2,460,943)
Nexi SpA (b) (258,858) (2,091,085)
Recordati Industria Chimica e
Farmaceutica SpA (48,665) (1,781,067)
Reply SpA (6,515) (678,595)
Salvatore Ferragamo SpA (50,116) (703,263)
Snam SpA (461,120) (1,863,816)
Terna - Rete Elettrica Nazionale (441,797) (2,690,778)
(26,618,767)
—
Portugal – (0.0)% (h)
Banco Espirito Santo SA
(Registered) (3)(i) (216,618) (2)
United Kingdom - (0.1)%
CNH Industrial NV (75,847) (848,899)
TOTAL COMMON STOCKS
(Proceeds $(39,684,625)) (27,909,003)
TOTAL SHORT POSITIONS
(Proceeds $(39,684,625)) (27,909,003)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.9%
(Cost $680,006,981) 683,510,667
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.1% (j) 103,407,953
NET ASSETS - 100.0% 786,918,620

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $30,127,061. In addition,
$598,308 of cash collateral was pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2022 amounted to $(2,406,941), which represents
(0.31)% of net assets of the fund.
(c) Represents 7-day effective yield as of September 30, 2022.
(d) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e) For the period ended September 30, 2022, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Represents less than 0.05% of net assets.
(i) Security fair valued using significant unobservable inputs (Level 3) as of September 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $(2), which represents (0.00)% of net assets of the fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,354,492) (0.2) %
Consumer Discretionary (2,492,030) (0.3)
Consumer Staples (3,814,855) (0.5)
Energy 2,315,862 0.3
Financials 8,054,284 1.0
Health Care (4,443,097) (0.5)
Industrials 4,149,166 0.5
Information Technology (2,769,681) (0.3)
Materials 2,255,450 0.3
Utilities 141,907 0.0 ( h )
Investment Companies 295,480,892 37.5
U.S. Treasury Obligations 385,987,261 49.1
Total Investments In Securities
At Value 683,510,667 86.9
Other Assets in Excess of
Liabilities (j) 103,407,953 13.1
Net Assets
$ 786,918,620 100.0%
Affiliate
Value
At
12/31/2021
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2022
Shares
Held At
9/30/2022
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 35.4%
INVESTMENT COMPANIES - 35.4%
Limited Purpose
Cash Investment
Fund,
2.57% (1)(a)
(Cost $278,556,110) $255,575,499 $1,530,686,800 $(1,507,564,357) $(141,818) $78,065 $278,634,189 278,773,576 $1,541,729 $–
(1) Level 1 security (See Note 5).
(a) Represents 7-day effective yield as of September 30, 2022.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward effective interest rate swap contracts outstanding as of September 30, 2022:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SOFR Annual 2.00% Annual 12/23/2024 USD 92,100,000 $ 1,352,217 $ 2,561,280 $ 3,913,497
Receive 1D SOFR Annual 2.75% Annual 3/17/2025 USD 320,400,000 3,630,790 4,910,458 8,541,248
Receive 1D SOFR Annual 3.50% Annual 3/17/2025 USD 123,400,000 1,929,380 (377,217) 1,552,163
Receive 1D SONIA Annual 2.25% Annual 12/21/2032 GBP 6,200,000 217,399 972,195 1,189,594
Receive 1D SONIA Annual 1.50% Annual 12/21/2032 GBP 4,600,000 1,052,573 128,162 1,180,735
Receive 1D SONIA Annual 3.00% Annual 3/15/2033 GBP 43,000,000 3,593,074 1,690,607 5,283,681
Receive 1D SONIA Annual 2.00% Annual 3/15/2033 GBP 7,400,000 625,074 917,473 1,542,547
Receive 1D TONAR Annual 0.50% Annual 12/21/2032 JPY 2,891,300,000 (338,110) 380,664 42,554
Receive 1D TONAR Annual 0.50% Annual 3/15/2033 JPY 22,222,900,000 (279,681) 960,194 680,513
Receive 3M BA Qtrly 2.50% Semi 12/19/2024 CAD 518,800,000 6,837,054 5,225,599 12,062,653
Receive 3M BA Qtrly 4.00% Semi 3/13/2025 CAD 162,400,000 235,758 (24,610) 211,148
Receive 3M BA Qtrly 3.25% Semi 3/13/2025 CAD 654,000,000 7,121,902 390,873 7,512,775
Receive 3M BBR Qtrly 4.00% Qtrly 3/13/2025 AUD 160,600,000 200,485 126,749 327,234
Receive 3M BBR Qtrly 3.50% Qtrly 3/13/2025 AUD 3,800,000 42,871 (12,093) 30,778
Receive 6M EURIBOR Semi 1.00% Annual 12/21/2032 EUR 31,600,000 2,666,799 2,939,439 5,606,238
Receive 6M EURIBOR Semi 2.00% Annual 3/15/2033 EUR 43,200,000 1,868,351 2,269,183 4,137,534
30,755,936 23,058,956 53,814,892
Pay 1D SARON Annual 1.00% Annual 3/17/2025 CHF 269,700,000 (1,989,930) (1,177,630) (3,167,560)
Pay 1D SOFR Annual 2.00% Annual 12/21/2032 USD 19,800,000 (1,600,520) (950,278) (2,550,798)
Pay 1D SOFR Annual 3.00% Annual 3/15/2033 USD 22,500,000 (1,060,446) 76,045 (984,401)
Pay 1D SOFR Annual 2.50% Annual 3/15/2033 USD 13,900,000 (608,277) (569,330) (1,177,607)
Pay 1D SONIA Annual 2.00% Annual 12/23/2024 GBP 20,900,000 (1,528,456) (38,277) (1,566,733)
Pay 1D SONIA Annual 2.75% Annual 12/23/2024 GBP 27,200,000 (551,403) (1,069,936) (1,621,339)
Pay 1D SONIA Annual 4.00% Annual 3/17/2025 GBP 158,100,000 (4,956,768) (479,525) (5,436,293)
Pay 1D SONIA Annual 2.50% Annual 3/17/2025 GBP 9,300,000 (639,438) 37,601 (601,837)
Pay 1D TONAR Annual 0.00% Annual 12/23/2024 JPY 14,279,000,000 (87,791) (166,807) (254,598)
Pay 1D TONAR Annual 0.00% Annual 3/17/2025 JPY 131,296,600,000 (2,360,271) (515,455) (2,875,726)
Pay 3M BA Qtrly 2.50% Semi 12/20/2032 CAD 121,900,000 (7,084,645) (1,574,534) (8,659,179)
Pay 3M BA Qtrly 3.50% Semi 3/14/2033 CAD 12,200,000 (86,033) (26,341) (112,374)
Pay 3M BA Qtrly 3.25% Semi 3/14/2033 CAD 14,500,000 (327,119) (24,569) (351,688)
Pay 3M BBR Qtrly 4.50% Semi 3/12/2025 NZD 125,400,000 24,169 (478,986) (454,817)
Pay 3M BBR Qtrly 4.00% Semi 3/12/2025 NZD 145,000,000 (644,060) (631,311) (1,275,371)
Pay 3M STIBOR Qtrly 3.50% Annual 3/19/2025 SEK 926,100,000 8,268 (85,448) (77,180)
Pay 6M BBR Semi 4.00% Semi 3/10/2033 AUD 48,500,000 (724,474) (455,845) (1,180,319)
Pay 6M EURIBOR Semi 0.75% Annual 12/23/2024 EUR 88,400,000 (2,313,207) (1,359,069) (3,672,276)
Pay 6M EURIBOR Semi 1.50% Annual 3/17/2025 EUR 441,300,000 (9,673,034) (3,499,240) (13,172,274)
Receive 6M NIBOR Semi 4.00% Annual 3/19/2025 NOK 110,100,000 (28,242) (37,975) (66,217)
(36,231,677) (13,026,910) (49,258,587)
$ (5,475,741) $ 10,032,046 $ 4,556,305
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(a) Floating rate indices at September 30, 2022 were as follows:
1 Day Secured Overnight Financing Rate (''SOFR''): 2.98%
1 Day Sterling Overnight Index Average (''SONIA''): 2.19%
1 Day Swiss Average Rate Overnight (“SARON”): 0.44%
1 Day Tokyo Overnight Average Rate (“TONAR”): -0.07%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 3.06%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 4.20%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 1.73%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 3.57%
6 Month Euro Interbank Offered Rate (''EURIBOR''): 1.81%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 3.46%
Total return swap contracts outstanding as of September 30, 2022 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/28/2022 HKD (31,639,900) $ 122,130
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 12/16/2022 PLN (13,734,980) 103,959
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(0.15%) Monthly CITI 12/21/2022 MXN (128,270,038) 265,946
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (-0.30%) Monthly CITI 12/21/2022 EUR (9,730,448) 711,305
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.50%) Monthly CITI 12/21/2022 PLN (1,188,089) 5,102
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (-0.15%) Monthly CITI 12/21/2022 SGD (5,967,442) 172,042
1,380,484
DTOP Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/15/2022 ZAR 338,160 (1,479)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGX NIFTY 50
Index October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 10/27/2022 USD (1,811,328) $ (19,656)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 10/19/2022 TWD 417,892,800 (1,060,972)
Tel Aviv Index
December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 12/28/2022 ILS 7,165,197 (119,524)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/21/2022 USD 1,618,878 (180,595)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.38%)
Increases in
total return of
reference entity
Monthly CITI 12/21/2022 EUR 11,655,204 (871,487)
MSCI South
Africa Net Return
Index
Decreases in
total return
of reference
entity and pays
the JIBAR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly CITI 12/21/2022 ZAR 33,694,522 (103,753)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.15%)
Increases in
total return of
reference entity
Monthly CITI 12/21/2022 EUR 6,204,600 (527,161)
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 12/21/2022 CHF 17,065,353 (773,103)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly CITI 12/21/2022 GBP 3,124,751 $ (176,843)
(3,834,573)
$ (2,454,089)
Futures contracts outstanding as of September 30, 2022:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 526 10/2022 USD $ 44,783,640 $ (2,875,863)
FTSE Bursa Malaysia KLCI Index 58 10/2022 MYR 875,879 (5,113)
IBEX 35 Index 415 10/2022 EUR 29,948,476 (2,958,262)
LME Copper Base Metal 3 10/2022 USD 576,600 592
LME Copper Base Metal 13 10/2022 USD 2,497,950 (40,650)
LME Copper Base Metal 16 10/2022 USD 3,072,800 107,210
LME Copper Base Metal 22 10/2022 USD 4,217,950 40,092
LME Copper Base Metal 23 10/2022 USD 4,415,569 188,749
LME Copper Base Metal 24 10/2022 USD 4,612,800 (249,696)
LME Copper Base Metal 32 10/2022 USD 6,133,600 (84,834)
LME Copper Base Metal 36 10/2022 USD 6,919,200 429,011
LME Copper Base Metal 46 10/2022 USD 8,837,750 135,379
SGX FTSE Taiwan Index 527 10/2022 USD 24,610,900 (596,969)
WTI Crude Oil 184 10/2022 USD 14,626,160 (847,438)
LME Copper Base Metal 2 11/2022 USD 382,175 (14,580)
LME Copper Base Metal 4 11/2022 USD 761,375 (58,462)
LME Copper Base Metal 7 11/2022 USD 1,337,175 (88,131)
LME Copper Base Metal 8 11/2022 USD 1,531,200 (22,310)
LME Copper Base Metal 9 11/2022 USD 1,720,913 (57,736)
LME Copper Base Metal 9 11/2022 USD 1,714,361 (88,146)
LME Copper Base Metal 10 11/2022 USD 1,902,018 (48,665)
LME Copper Base Metal 18 11/2022 USD 3,427,452 (215,667)
LME Copper Base Metal 22 11/2022 USD 4,201,175 (176,883)
LME Copper Base Metal 33 11/2022 USD 6,290,625 (341,129)
LME Copper Base Metal 41 11/2022 USD 7,844,838 (121,586)
EURO STOXX 50 Index 1,175 12/2022 EUR 38,174,173 (3,148,270)
Euro-Bund 1,509 12/2022 EUR 204,590,397 (9,022,335)
FTSE 100 Index 208 12/2022 GBP 16,058,401 (1,312,843)
FTSE/JSE Top 40 Index 284 12/2022 ZAR 9,070,897 (841,431)
FTSE/MIB Index 818 12/2022 EUR 82,288,536 (6,463,392)
Japan 10 Year Bond 186 12/2022 JPY 190,845,022 (110,573)
LME Copper Base Metal 2 12/2022 USD 378,076 14,227
LME Copper Base Metal 12 12/2022 USD 2,277,312 (120,037)
LME Copper Base Metal 13 12/2022 USD 2,466,471 (73,951)
LME Copper Base Metal 15 12/2022 USD 2,852,318 (17,745)
LME Copper Base Metal 20 12/2022 USD 3,780,000 (9,407)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 163 12/2022 USD $ 30,884,425 $ (1,592,523)
Long Gilt 88 12/2022 GBP 9,486,655 (7,472)
SET50 Index 1,648 12/2022 THB 8,316,895 (146,962)
Silver 164 12/2022 USD 15,611,980 (17,336)
SPI 200 Index 595 12/2022 AUD 61,522,656 (4,877,617)
TOPIX Index 1,469 12/2022 JPY 186,352,795 (6,508,066)
(42,246,820)
Short Contracts
Amsterdam Exchange Index (381) 10/2022 EUR (47,843,620) 3,486,591
CAC 40 10 Euro Index (26) 10/2022 EUR (1,468,615) 117,032
Hang Seng Index (135) 10/2022 HKD (14,799,067) 447,109
HSCEI (335) 10/2022 HKD (12,619,607) 369,611
LME Copper Base Metal (3) 10/2022 USD (576,600) (102)
LME Copper Base Metal (13) 10/2022 USD (2,497,950) (197)
LME Copper Base Metal (16) 10/2022 USD (3,072,800) (116,842)
LME Copper Base Metal (22) 10/2022 USD (4,217,950) (43,698)
LME Copper Base Metal (23) 10/2022 USD (4,415,569) (201,954)
LME Copper Base Metal (24) 10/2022 USD (4,612,800) (254,313)
LME Copper Base Metal (32) 10/2022 USD (6,133,600) 89,190
LME Copper Base Metal (36) 10/2022 USD (6,919,200) 117,946
LME Copper Base Metal (46) 10/2022 USD (8,837,750) (86,477)
MSCI Singapore Index (847) 10/2022 SGD (16,550,778) 70,869
Natural Gas (79) 10/2022 USD (5,345,140) 636,415
OMXS30 Index (236) 10/2022 SEK (3,891,635) 186,431
SGX NIFTY 50 Index (177) 10/2022 USD (6,049,152) (55,953)
LME Copper Base Metal (2) 11/2022 USD (382,175) 15,909
LME Copper Base Metal (4) 11/2022 USD (761,375) 55,256
LME Copper Base Metal (7) 11/2022 USD (1,337,175) 91,595
LME Copper Base Metal (8) 11/2022 USD (1,531,200) 24,479
LME Copper Base Metal (9) 11/2022 USD (1,714,361) 87,866
LME Copper Base Metal (9) 11/2022 USD (1,720,913) 55,250
LME Copper Base Metal (10) 11/2022 USD (1,902,018) 79,206
LME Copper Base Metal (18) 11/2022 USD (3,427,452) 210,501
LME Copper Base Metal (22) 11/2022 USD (4,201,175) 153,893
LME Copper Base Metal (33) 11/2022 USD (6,290,625) 327,138
LME Copper Base Metal (41) 11/2022 USD (7,844,838) 166,918
Soybean (183) 11/2022 USD (12,487,463) 1,843,035
100 oz Gold (887) 12/2022 USD (148,306,400) 5,435,836
Australia 10 Year Bond (389) 12/2022 AUD (29,152,623) 66,670
Canada 10 Year Bond (358) 12/2022 CAD (31,999,320) 36,301
Corn (868) 12/2022 USD (29,403,500) (2,815,107)
DAX Index (321) 12/2022 EUR (95,432,712) 6,504,299
KOSPI 200 Index (95) 12/2022 KRW (4,688,745) 392,590
LME Copper Base Metal (2) 12/2022 USD (378,076) (16,831)
LME Copper Base Metal (12) 12/2022 USD (2,277,312) 125,281
LME Copper Base Metal (13) 12/2022 USD (2,466,471) 84,827
LME Copper Base Metal (15) 12/2022 USD (2,852,318) 15,287
LME Copper Base Metal (20) 12/2022 USD (3,780,000) 30,872
MEX BOLSA Index (38) 12/2022 MXN (846,908) 46,126
S&P 500 E-Mini Index (800) 12/2022 USD (144,060,000) 15,308,930
S&P/TSX 60 Index (117) 12/2022 CAD (18,904,984) 1,220,539
U.S. Treasury 10 Year Note (2,110) 12/2022 USD (236,451,875) 10,821,946
45,130,270
$ 2,883,450

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 32,016,000 USD 31,727 CITI
**
12/21/2022 $ 858
CLP 32,016,000 USD 31,727 JPMC
**
12/21/2022 858
CNY 730,500 USD 101,482 CITI
**
12/21/2022 1,007
CNY 730,500 USD 101,482 JPMC
**
12/21/2022 1,007
EUR 4,073,500 USD 3,989,784 CITI 12/21/2022 27,750
EUR 4,073,500 USD 3,989,789 JPMC 12/21/2022 27,745
GBP 39,970,500 USD 43,383,760 CITI 12/21/2022 1,299,958
GBP 39,970,500 USD 43,383,814 JPMC 12/21/2022 1,299,904
MXN 119,413,008 USD 5,830,331 CITI 12/21/2022 14,218
MXN 119,413,000 USD 5,830,338 JPMC 12/21/2022 14,211
TWD 1,692,500 USD 53,258 CITI
**
12/21/2022 39
TWD 1,692,500 USD 53,258 JPMC
**
12/21/2022 39
USD 8,709,385 AUD 12,760,500 CITI 12/21/2022 535,507
USD 8,709,375 AUD 12,760,500 JPMC 12/21/2022 535,496
USD 5,516,610 BRL 29,230,505 CITI
**
12/21/2022 194,662
USD 5,516,602 BRL 29,230,495 JPMC
**
12/21/2022 194,655
USD 11,700,707 CAD 15,974,000 CITI 12/21/2022 132,207
USD 11,700,692 CAD 15,974,000 JPMC 12/21/2022 132,193
USD 88,004,226 CHF 84,860,167 CITI 12/21/2022 1,283,105
USD 88,004,113 CHF 84,860,164 JPMC 12/21/2022 1,282,995
USD 1,245,027 CLP 1,148,825,502 CITI
**
12/21/2022 75,799
USD 1,245,026 CLP 1,148,825,498 JPMC
**
12/21/2022 75,797
USD 13,108,102 CNY 90,590,500 CITI
**
12/21/2022 398,232
USD 13,108,085 CNY 90,590,500 JPMC
**
12/21/2022 398,214
USD 731,306 DKK 5,386,212 CITI 12/21/2022 16,749
USD 731,305 DKK 5,386,211 JPMC 12/21/2022 16,749
USD 58,495,414 EUR 58,142,193 CITI 12/21/2022 1,152,037
USD 58,495,327 EUR 58,142,179 JPMC 12/21/2022 1,151,964
USD 109,445,969 GBP 93,823,377 CITI 12/21/2022 4,559,183
USD 109,447,585 GBP 93,823,374 JPMC 12/21/2022 4,560,802
USD 677,432 HUF 287,122,000 CITI 12/21/2022 27,003
USD 677,431 HUF 287,122,000 JPMC 12/21/2022 27,002
USD 85,672 IDR 1,295,674,500 CITI
**
12/21/2022 1,357
USD 85,673 IDR 1,295,674,500 JPMC
**
12/21/2022 1,359
USD 16,648,616 ILS 55,488,547 CITI 12/21/2022 977,233
USD 16,648,594 ILS 55,488,544 JPMC 12/21/2022 977,212
USD 3,426,271 INR 276,271,000 CITI
**
12/21/2022 65,296
USD 3,426,267 INR 276,271,000 JPMC
**
12/21/2022 65,292
USD 21,213,214 JPY 2,949,210,004 CITI 12/21/2022 648,190
USD 21,213,188 JPY 2,949,209,996 JPMC 12/21/2022 648,163
USD 43,807,227 KRW 59,263,032,485 CITI
**
12/21/2022 2,588,424
USD 43,807,172 KRW 59,263,032,475 JPMC
**
12/21/2022 2,588,370
USD 75,988,891 NZD 125,484,000 CITI 12/21/2022 5,729,370
USD 75,988,796 NZD 125,484,000 JPMC 12/21/2022 5,729,275
USD 1,732,589 PLN 8,365,998 CITI 12/21/2022 67,668
USD 1,732,587 PLN 8,365,998 JPMC 12/21/2022 67,666
USD 6,214,946 SEK 65,412,635 CITI 12/21/2022 290,228
USD 6,214,938 SEK 65,412,633 JPMC 12/21/2022 290,220
USD 1,901,102 SGD 2,664,752 CITI 12/21/2022 43,717
USD 1,901,096 SGD 2,664,747 JPMC 12/21/2022 43,715
USD 7,549,931 TWD 231,929,860 CITI
**
12/21/2022 246,478
USD 7,549,921 TWD 231,929,824 JPMC
**
12/21/2022 246,467
USD 12,496,345 ZAR 219,001,504 CITI 12/21/2022 481,681
USD 12,496,329 ZAR 219,001,496 JPMC 12/21/2022 481,665
Total unrealized appreciation 41,716,991

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 153,324,497 USD 104,348,663 CITI 12/21/2022 $ (6,134,972)
AUD 153,324,492 USD 104,348,790 JPMC 12/21/2022 (6,135,099)
BRL 148,838,987 USD 28,221,387 CITI
**
12/21/2022 (1,122,525)
BRL 148,838,979 USD 28,221,421 JPMC
**
12/21/2022 (1,122,559)
CAD 96,411,679 USD 73,492,572 CITI 12/21/2022 (3,670,461)
CAD 96,411,671 USD 73,492,658 JPMC 12/21/2022 (3,670,551)
CLP 20,330,500 USD 21,679 CITI
**
12/21/2022 (988)
CLP 20,330,500 USD 21,679 JPMC
**
12/21/2022 (988)
CNY 153,821,000 USD 22,254,028 CITI
**
12/21/2022 (672,901)
CNY 153,821,000 USD 22,254,055 JPMC
**
12/21/2022 (672,929)
EUR 17,744,500 USD 17,674,148 CITI 12/21/2022 (173,438)
EUR 17,744,500 USD 17,674,170 JPMC 12/21/2022 (173,462)
GBP 14,122,500 USD 16,291,665 CITI 12/21/2022 (503,877)
GBP 14,122,500 USD 16,291,686 JPMC 12/21/2022 (503,897)
HUF 2,433,046,501 USD 5,912,664 CITI 12/21/2022 (400,990)
HUF 2,433,046,499 USD 5,912,671 JPMC 12/21/2022 (400,997)
ILS 28,805,000 USD 8,461,016 CITI 12/21/2022 (325,749)
ILS 28,805,000 USD 8,461,027 JPMC 12/21/2022 (325,759)
INR 693,515,848 USD 8,615,173 CITI
**
12/21/2022 (178,204)
INR 693,515,842 USD 8,615,184 JPMC
**
12/21/2022 (178,215)
JPY 2,813,387,686 USD 20,208,825 CITI 12/21/2022 (590,897)
JPY 2,813,387,670 USD 20,208,850 JPMC 12/21/2022 (590,922)
KRW 4,827,404,500 USD 3,399,729 CITI
**
12/21/2022 (42,158)
KRW 4,827,404,500 USD 3,399,733 JPMC
**
12/21/2022 (42,162)
MXN 112,305,167 USD 5,520,460 CITI 12/21/2022 (23,795)
MXN 112,305,166 USD 5,520,467 JPMC 12/21/2022 (23,804)
NOK 733,051,310 USD 73,644,824 CITI 12/21/2022 (6,189,342)
NOK 733,051,292 USD 73,644,914 JPMC 12/21/2022 (6,189,438)
NZD 38,838,428 USD 23,649,390 CITI 12/21/2022 (1,903,438)
NZD 38,838,429 USD 23,649,420 JPMC 12/21/2022 (1,903,465)
PLN 39,969,000 USD 8,316,768 CITI 12/21/2022 (362,518)
PLN 39,969,000 USD 8,316,778 JPMC 12/21/2022 (362,531)
SEK 224,502,001 USD 21,164,334 CITI 12/21/2022 (830,174)
SEK 224,501,999 USD 21,164,360 JPMC 12/21/2022 (830,201)
SGD 4,577,503 USD 3,267,546 CITI 12/21/2022 (76,936)
SGD 4,577,497 USD 3,267,545 JPMC 12/21/2022 (76,940)
TWD 26,255,500 USD 855,749 CITI
**
12/21/2022 (28,963)
TWD 26,255,500 USD 855,750 JPMC
**
12/21/2022 (28,964)
USD 1,064 CLP 1,067,500 CITI
**
12/21/2022 (23)
USD 1,064 CLP 1,067,500 JPMC
**
12/21/2022 (23)
USD 679,395 CNY 4,875,500 CITI
**
12/21/2022 (4,639)
USD 679,395 CNY 4,875,500 JPMC
**
12/21/2022 (4,639)
USD 4,648,627 EUR 4,767,000 CITI 12/21/2022 (52,879)
USD 4,648,622 EUR 4,767,000 JPMC 12/21/2022 (52,885)
USD 4,126,914 GBP 3,694,000 CITI 12/21/2022 (2,673)
USD 4,126,909 GBP 3,694,000 JPMC 12/21/2022 (2,678)
USD 302,987 HUF 135,000,000 CITI 12/21/2022 (2,834)
USD 302,987 HUF 135,000,000 JPMC 12/21/2022 (2,834)
USD 1,397,437 INR 115,000,000 CITI
**
12/21/2022 (1,595)
USD 1,397,436 INR 115,000,000 JPMC
**
12/21/2022 (1,597)
USD 25,564 MXN 527,500 CITI 12/21/2022 (254)
USD 25,564 MXN 527,500 JPMC 12/21/2022 (254)
USD 6,940,603 SEK 77,500,000 CITI 12/21/2022 (78,922)
USD 6,940,594 SEK 77,500,000 JPMC 12/21/2022 (78,931)
USD 635,531 TWD 20,185,500 CITI
**
12/21/2022 (108)
USD 635,531 TWD 20,185,500 JPMC
**
12/21/2022 (108)
ZAR 233,481,004 USD 13,440,811 CITI 12/21/2022 (631,785)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 233,480,996 USD 13,440,828 JPMC 12/21/2022 $ (631,801)
Total unrealized depreciation (48,016,671)
Net unrealized depreciation $ (6,299,680)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-0.50% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
43-52 months
maturity ranging
from 04/17/2026
- 12/18/2026 $3,747,228 $(69,649) $(5,638) $(75,287)
JPMC The Fund receives the total
return on a portfolio of long and
short equity positions and pays
or receives the WIBOR plus
or minus a specified spread
(-1.80% to 0.70%), which is
denominated in PLN based
on the local currencies of the
positions within the swap.
43-61 months
maturity ranging
from 04/17/2026
- 09/10/2027 $7,657,508 $43,102 $78,593 $121,695
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR plus
or minus a specified spread
(-7.00% to 0.75%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43-61 months
maturity ranging
from 04/17/2026
- 09/29/2027 $6,521,719 $14,268 $(21,828) $(7,560)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-9.03% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
10/25/2022
- 11/27/2023 $491,017,819 $193,030 $(1,420,885) $(1,227,855)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 19,521 3,073,972 1,757 (0.1)
Alphabet, Inc. 44,913 4,295,928 (113,181) 9.2
Amdocs Ltd. 28,637 2,275,210 12,314 (1.0)
Amkor Technology, Inc. 157,475 2,684,949 47,243 (3.8)
APA Corp. 75,378 2,577,174 177,138 (14.4)
AutoNation, Inc. 30,200 3,076,474 (105,398) 8.6
Builders FirstSource, Inc. 108,124 6,370,666 651,988 (53.1)
Cognizant Technology Solutions Corp. 47,038 2,701,863 (58,798) 4.8
Curtiss-Wright Corp. 16,732 2,328,425 22,756 (1.9)
CVS Health Corp. 30,593 2,917,654 (72,505) 5.9
EMCOR Group, Inc. 24,527 2,832,378 14,226 (1.2)
Exxon Mobil Corp. 27,935 2,439,005 93,024 (7.6)
General Dynamics Corp. 14,690 3,116,777 (121,339) 9.9
Genuine Parts Co. 14,955 2,233,081 2,841 (0.2)
Hologic, Inc. 35,148 2,267,749 30,227 (2.5)
Huntington Ingalls Industries, Inc. 14,070 3,116,505 (75,415) 6.1
LKQ Corp. 67,070 3,162,350 13,414 (1.1)
Macy's, Inc. 217,206 3,403,618 99,915 (8.1)
Marathon Oil Corp. 114,841 2,593,110 171,113 (13.9)
Meta Platforms, Inc. 38,145 5,175,514 (26,320) 2.1
Micron Technology, Inc. 60,508 3,031,451 73,820 (6.0)
Microsoft Corp. 12,773 2,974,832 (58,117) 4.7
Molina Healthcare, Inc. 7,696 2,538,449 23,242 (1.9)
Owens Corning 53,503 4,205,871 189,936 (15.5)
PDC Energy, Inc. 44,839 2,591,246 251,098 (20.5)
Penske Automotive Group, Inc. 23,615 2,324,424 44,632 (3.6)
Playtika Holding Corp. 306,962 2,882,373 (70,601) 5.7
Teradata Corp. 83,293 2,587,081 66,634 (5.4)
Textron, Inc. 86,576 5,043,918 (8,658) 0.7
Valero Energy Corp. 25,867 2,763,889 231,768 (18.9)
Ziff Davis, Inc. 46,515 3,185,347 (40,933) 3.3

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Singapore
Sea Ltd., ADR (50,347) (2,821,949) (104,722) 8.5
United States
Advanced Drainage Systems, Inc. (19,458) (2,419,991) (92,231) 7.5
Amazon.com, Inc. (21,739) (2,456,507) 46,739 (3.8)
Boeing Co. (The) (39,462) (4,778,059) 247,032 (20.1)
Cheniere Energy, Inc. (15,037) (2,494,789) (255,028) 20.8
EQT Corp. (65,808) (2,681,676) (90,157) 7.3
First Solar, Inc. (17,883) (2,365,384) (72,605) 5.9
Guardant Health, Inc. (41,438) (2,230,608) (239,512) 19.5
HealthEquity, Inc. (42,437) (2,850,493) 148,105 (12.1)
Hess Corp. (39,140) (4,265,869) (322,905) 26.3
Honeywell International, Inc. (30,046) (5,016,781) 93,143 (7.6)
Insulet Corp. (12,002) (2,753,259) 26,284 (2.1)
Oak Street Health, Inc. (110,325) (2,705,169) 76,124 (6.2)
Ollie's Bargain Outlet Holdings, Inc. (51,929) (2,679,536) 333,384 (27.2)
Quanta Services, Inc. (19,630) (2,500,666) (32,390) 2.6
R1 RCM, Inc. (120,978) (2,241,722) (14,517) 1.2
Snap, Inc. (230,867) (2,267,114) 83,112 (6.8)
Twitter, Inc. (93,600) (4,103,424) (217,152) 17.7
Valmont Industries, Inc. (8,923) (2,396,896) (94,048) 7.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
29-61 months
maturity
ranging from
01/13/2025
- 09/20/2027 $65,154,964 $441,660 $167,192 $608,852
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Aristocrat Leisure Ltd. 90,066 1,899,185 (96,450) (15.8)
Atlas Arteria Ltd. 248,580 989,860 (278,994) (45.8)
Aurizon Holdings Ltd. 1,307,712 2,892,203 (219,495) (36.1)
BHP Group Ltd. 97,336 2,419,591 48,224 7.9
BlueScope Steel Ltd. 172,884 1,678,988 (148,986) (24.5)
Brambles Ltd. 207,939 1,521,167 (53,650) (8.8)
Cleanaway Waste Management Ltd. 315,178 549,469 (23,086) (3.8)
Coles Group Ltd. 38,874 409,824 (18,862) (3.1)
Computershare Ltd. 36,590 583,613 7,387 1.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Fortescue Metals Group Ltd. 36,306 389,758 (23,846) (3.9)
Goodman Group 49,901 504,340 (80,961) (13.3)
Harvey Norman Holdings Ltd. 452,022 1,169,355 (71,038) (11.7)
Incitec Pivot Ltd. 618,724 1,406,900 (89,098) (14.6)
JB Hi-Fi Ltd. 164,483 3,980,572 (333,102) (54.7)
Origin Energy Ltd. 298,320 989,816 (127,120) (20.9)
Qube Holdings Ltd. 1,196,037 1,898,996 (281,382) (46.2)
Seven Group Holdings Ltd. 35,829 388,680 (41,440) (6.8)
Sonic Healthcare Ltd. 29,261 570,742 (38,490) (6.3)
South32 Ltd. 575,408 1,365,967 (196,122) (32.2)
Tabcorp Holdings Ltd. 734,251 440,318 1,183 0.2
Telstra Corp. Ltd. 424,575 1,048,373 (16,218) (2.7)
WiseTech Global Ltd. 14,255 465,747 (85,540) (14.0)
Worley Ltd. 95,760 780,701 (73,165) (12.0)
Short Positions
Common Stocks
Australia
Allkem Ltd. (98,079) (867,362) 133,280 21.9
Alumina Ltd. (944,781) (764,845) 108,411 17.8
APA Group (427,322) (2,629,289) 289,945 47.6
Cochlear Ltd. (7,975) (990,635) 106,125 17.4
Commonwealth Bank of Australia (9,972) (580,121) 22,525 3.7
CSL Ltd. (8,210) (1,493,129) 58,085 9.5
Evolution Mining Ltd. (480,762) (627,191) 59,959 9.8
IDP Education Ltd. (186,884) (3,139,368) 226,888 37.3
IGO Ltd. (96,675) (850,403) 31,098 5.1
Insurance Australia Group Ltd. (630,139) (1,864,117) 10,152 1.7
Lendlease Corp. Ltd. (266,279) (1,522,354) 206,024 33.8
Lynas Rare Earths Ltd. (228,881) (1,103,762) 188,983 31.0
Medibank Pvt Ltd. (1,166,625) (2,607,595) 34,065 5.6
NEXTDC Ltd. (106,814) (597,627) 58,279 9.6
OZ Minerals Ltd. (57,990) (959,346) (8,289) (1.4)
Pilbara Minerals Ltd. (509,106) (1,468,892) (3,468) (0.6)
Qantas Airways Ltd. (610,565) (1,959,378) 87,093 14.3
QBE Insurance Group Ltd. (141,193) (1,047,602) 63,261 10.4
Ramsay Health Care Ltd. (28,132) (1,032,656) 201,162 33.0
REA Group Ltd. (12,452) (906,337) 81,603 13.4
Reece Ltd. (135,883) (1,221,064) 113,990 18.7
Scentre Group (343,863) (561,831) 59,488 9.8
Westpac Banking Corp. (32,672) (432,250) 11,846 1.9
Woodside Energy Group Ltd. (30,931) (631,967) 11,441 1.9
Woolworths Group Ltd. (35,203) (764,984) 44,974 7.4
New Zealand
Xero Ltd. (25,043) (1,158,905) 257,313 42.3
United States
James Hardie Industries plc (48,334) (949,403) 103,315 17.0

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.38% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
29-61 months
maturity
ranging from
01/13/2025
- 09/29/2027 $163,502,763 $15,312 $646,445 $661,757
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 561,000 1,865,727 (38,899) (5.9)
China CITIC Bank Corp. Ltd. 5,181,000 2,056,054 (168,245) (25.4)
China Coal Energy Co. Ltd. 1,411,000 1,271,155 (89,577) (13.5)
China Construction Bank Corp. 2,562,000 1,478,791 (77,149) (11.7)
China Hongqiao Group Ltd. 2,677,000 2,191,428 (449,202) (67.9)
China Minsheng Banking Corp. Ltd. 4,923,500 1,407,870 (135,105) (20.4)
China National Building Material Co. Ltd. 1,746,000 1,329,448 (308,099) (46.6)
CITIC Ltd. 1,683,000 1,585,656 (152,751) (23.1)
COSCO SHIPPING Holdings Co. Ltd. 985,500 1,146,302 (37,458) (5.7)
CSPC Pharmaceutical Group Ltd. 1,254,000 1,242,934 (16,834) (2.5)
Dongyue Group Ltd. 1,097,000 1,087,071 (149,579) (22.6)
Kunlun Energy Co. Ltd. 2,438,000 1,754,691 (298,290) (45.1)
New China Life Insurance Co. Ltd. 779,700 1,484,914 (229,610) (34.7)
Sinopharm Group Co. Ltd. 639,600 1,276,505 (64,789) (9.8)
SITC International Holdings Co. Ltd. 673,000 1,234,238 (247,966) (37.5)
Topsports International Holdings Ltd. 1,802,000 1,259,663 (209,549) (31.7)
Xinyi Glass Holdings Ltd. 1,362,000 1,969,701 (498,654) (75.4)
Zhongsheng Group Holdings Ltd. 276,000 1,094,432 (145,514) (22.0)
Hong Kong
ASMPT Ltd. 262,600 1,591,870 (413,681) (62.5)
CK Asset Holdings Ltd. 545,372 3,274,080 (429,057) (64.8)
Orient Overseas International Ltd. 116,000 2,018,756 (99,354) (15.0)
Sino Land Co. Ltd. 910,000 1,196,948 (152,462) (23.0)
Sun Hung Kai Properties Ltd. 218,000 2,405,907 (246,313) (37.2)
Swire Pacific Ltd. 208,000 1,554,704 90,689 13.7
WH Group Ltd. 5,608,500 3,527,405 (187,946) (28.4)
United Kingdom
CK Hutchison Holdings Ltd. 961,000 5,291,505 (572,634) (86.5)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (636,900) (1,658,525) 77,815 11.8
China Mengniu Dairy Co. Ltd. (284,000) (1,122,682) 68,371 10.3
China Merchants Bank Co. Ltd. (580,500) (2,686,474) 226,981 34.3
China Southern Airlines Co. Ltd. (2,518,000) (1,325,178) (229) (0.0)
Chow Tai Fook Jewellery Group Ltd. (674,600) (1,267,828) 648 0.1
CITIC Securities Co. Ltd. (829,500) (1,404,113) 250,621 37.9
ESR Group Ltd. (788,000) (1,982,111) 281,608 42.6
Flat Glass Group Co. Ltd. (593,000) (1,434,916) 361,969 54.7
Ganfeng Lithium Co. Ltd. (206,600) (1,364,802) 369,663 55.9
Innovent Biologics, Inc. (385,000) (1,183,227) 220,115 33.3
Meituan (71,000) (1,492,169) 125,062 18.9
Nongfu Spring Co. Ltd. (271,600) (1,570,732) (34,010) (5.1)
Postal Savings Bank of China Co. Ltd. (3,353,000) (1,970,776) 72,684 11.0
Xiaomi Corp. (1,578,800) (1,787,789) 354,504 53.6
Xinyi Solar Holdings Ltd. (1,154,155) (1,212,020) 247,999 37.5
ZhongAn Online P&C Insurance Co. Ltd. (726,100) (1,618,284) 530,784 80.2
Zijin Mining Group Co. Ltd. (1,208,000) (1,169,244) 238,420 36.0
Hong Kong
AIA Group Ltd. (574,400) (4,782,401) 657,997 99.4
Hong Kong & China Gas Co. Ltd. (4,103,716) (3,614,761) 232,971 35.2
Power Assets Holdings Ltd. (281,500) (1,411,096) 165,016 24.9
Techtronic Industries Co. Ltd. (229,000) (2,185,146) 628,616 95.0
Wharf Real Estate Investment Co. Ltd. (768,000) (3,481,643) 172,635 26.1
Macau
Galaxy Entertainment Group Ltd. (283,000) (1,663,444) (136,618) (20.6)
Sands China Ltd. (1,034,400) (2,575,891) (297,406) (44.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.13% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
29-61 months
maturity
ranging from
01/14/2025
- 09/21/2027 $447,266,755 $(6,271,851) $1,550,708 $(4,721,143)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 133,100 4,143,651 (321,218) 6.8
Dai Nippon Printing Co. Ltd. 142,400 2,852,874 (108,668) 2.3
Dai-ichi Life Holdings, Inc. 172,900 2,749,166 (129,502) 2.7

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
ENEOS Holdings, Inc. 812,200 2,619,470 (266,592) 5.6
Japan Post Insurance Co. Ltd. 224,500 3,144,366 (294,228) 6.2
Kajima Corp. 311,000 2,947,818 (265,526) 5.6
Lion Corp. 291,800 3,297,460 (9,056) 0.2
Mazda Motor Corp. 407,800 2,707,853 (709,157) 15.0
Mitsubishi Electric Corp. 421,700 3,815,562 (249,561) 5.3
Mitsubishi HC Capital, Inc. 682,300 2,932,677 (277,758) 5.9
MS&AD Insurance Group Holdings, Inc. 97,500 2,582,066 (218,245) 4.6
NIPPON EXPRESS HOLDINGS, Inc. 58,900 2,993,828 (86,895) 1.8
Obayashi Corp. 471,900 3,028,639 (140,619) 3.0
Osaka Gas Co. Ltd. 297,100 4,479,075 (296,122) 6.3
Shimamura Co. Ltd. 32,600 2,758,870 (56,717) 1.2
Sohgo Security Services Co. Ltd. 109,400 2,752,793 42,926 (0.9)
Sojitz Corp. 227,700 3,336,203 (362,565) 7.7
Sumitomo Heavy Industries Ltd. 141,900 2,628,219 (253,313) 5.4
Suntory Beverage & Food Ltd. 101,300 3,605,184 21,574 (0.5)
Taisei Corp. 130,600 3,622,011 (239,580) 5.1
Tokyo Electric Power Co. Holdings, Inc. 913,200 2,919,163 (259,456) 5.5
Tokyo Gas Co. Ltd. 204,400 3,450,490 (247,480) 5.2
TOPPAN, Inc. 238,000 3,545,264 (192,551) 4.1
Tosoh Corp. 262,600 2,926,773 (467,994) 9.9
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (185,000) (3,454,599) (42,971) 0.9
ANA Holdings, Inc. (279,100) (5,250,463) (125,222) 2.7
Daiichi Sankyo Co. Ltd. (100,100) (2,797,882) 168,531 (3.6)
Daikin Industries Ltd. (27,600) (4,246,786) 477,804 (10.1)
Denso Corp. (56,800) (2,597,076) 301,596 (6.4)
East Japan Railway Co. (54,300) (2,784,748) (154,351) 3.3
Fast Retailing Co. Ltd. (5,300) (2,808,705) 236,098 (5.0)
Japan Airlines Co. Ltd. (214,900) (3,848,429) (41,659) 0.9
Japan Airport Terminal Co. Ltd. (92,700) (3,874,101) (171,994) 3.6
Kakaku.com, Inc. (158,000) (2,677,497) 118,557 (2.5)
Keio Corp. (80,700) (2,940,663) 14,564 (0.3)
Keyence Corp. (9,200) (3,041,157) 387,628 (8.2)
Kikkoman Corp. (55,900) (3,169,031) 187,364 (4.0)
Kobe Bussan Co. Ltd. (149,500) (3,596,565) (43,190) 0.9
Lasertec Corp. (28,200) (2,836,410) 843,539 (17.9)
M3, Inc. (143,400) (4,003,983) 387,110 (8.2)
Marui Group Co. Ltd. (205,800) (3,410,554) 123,012 (2.6)
MatsukiyoCocokara & Co. (61,400) (2,633,641) (299,613) 6.3
MonotaRO Co. Ltd. (226,800) (3,480,212) 290,020 (6.1)
Nidec Corp. (74,200) (4,153,431) 616,533 (13.1)
Odakyu Electric Railway Co. Ltd. (210,900) (2,717,461) (46,420) 1.0
Oriental Land Co. Ltd. (35,700) (4,841,950) 50,764 (1.1)
Pan Pacific International Holdings Corp. (157,700) (2,781,954) 36,880 (0.8)
Sony Group Corp. (63,700) (4,103,202) 603,988 (12.8)
Unicharm Corp. (186,100) (6,104,989) 11,097 (0.2)
West Japan Railway Co. (82,500) (3,153,488) (105,554) 2.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.74% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
29-61 months
maturity
ranging from
01/13/2025
- 09/29/2027 $782,905,621 $143,029 $633,611 $776,640
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Alaska Air Group, Inc. 74,437 2,914,209 (551,578) (71.0)
Archer-Daniels-Midland Co. 46,559 3,745,672 (513,080) (66.1)
AT&T, Inc. 226,375 3,472,592 (371,496) (47.8)
Brighthouse Financial, Inc. 78,492 3,408,123 (572,992) (73.8)
Brunswick Corp. 48,276 3,159,664 (432,553) (55.7)
Expedia Group, Inc. 34,017 3,187,053 (526,583) (67.8)
Gilead Sciences, Inc. 56,327 3,474,813 (202,214) (26.0)
Greif, Inc. 64,543 3,844,827 (540,013) (69.5)
H&R Block, Inc. 73,312 3,118,692 (179,281) (23.1)
HP, Inc. 131,578 3,278,924 (410,216) (52.8)
International Paper Co. 103,892 3,293,376 (1,017,924) (131.1)
Jabil, Inc. 67,179 3,876,900 (202,881) (26.1)
Knight-Swift Transportation Holdings, Inc. 71,749 3,510,679 (141,346) (18.2)
Landstar System, Inc. 22,838 3,297,122 (52,984) (6.8)
LyondellBasell Industries NV 40,073 3,016,695 (284,279) (36.6)
ManpowerGroup, Inc. 64,339 4,162,090 (625,071) (80.5)
Molson Coors Beverage Co. 124,902 5,994,047 (505,979) (65.1)
National Fuel Gas Co. 53,455 3,290,155 (509,429) (65.6)
NRG Energy, Inc. 125,093 4,787,309 (636,567) (82.0)
Nu Skin Enterprises, Inc. 103,045 3,438,612 (712,883) (91.8)
PepsiCo, Inc. 19,464 3,177,693 (193,861) (25.0)
Pfizer, Inc. 120,212 5,260,477 (473,618) (61.0)
PulteGroup, Inc. 86,158 3,230,925 (336,303) (43.3)
PVH Corp. 67,250 3,012,800 (1,019,675) (131.3)
Regeneron Pharmaceuticals, Inc. 6,541 4,505,899 (231,878) (29.9)
Robert Half International, Inc. 50,228 3,842,442 (199,405) (25.7)
Schneider National, Inc. 182,814 3,711,124 (393,050) (50.6)
Syneos Health, Inc. 66,863 3,152,590 (880,361) (113.4)
Taylor Morrison Home Corp. 156,728 3,654,897 (256,830) (33.1)
Toll Brothers, Inc. 76,007 3,192,294 (253,863) (32.7)
Tyson Foods, Inc. 63,050 4,156,886 (581,220) (74.8)
UGI Corp. 127,231 4,113,378 (918,907) (118.3)
Vishay Intertechnology, Inc. 201,153 3,578,512 (345,210) (44.4)
Werner Enterprises, Inc. 105,601 3,970,598 (271,395) (34.9)
Westrock Co. 144,016 4,448,654 (1,353,507) (174.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
American Airlines Group, Inc. (283,400) (3,412,136) 609,310 78.5
Ball Corp. (72,254) (3,491,313) 782,368 100.7
Dominion Energy, Inc. (73,693) (5,092,923) 1,023,507 131.8
Freshpet, Inc. (58,318) (2,921,149) (612,464) (78.9)
Globe Life, Inc. (32,047) (3,195,086) 97,743 12.6
Las Vegas Sands Corp. (83,254) (3,123,690) 54,115 7.0
Liberty Broadband Corp. (42,674) (3,149,341) 1,068,524 137.6
NextEra Energy, Inc. (48,920) (3,835,817) 562,091 72.4
Primerica, Inc. (24,716) (3,051,190) 119,625 15.4
Progressive Corp. (The) (26,127) (3,036,219) 323,039 41.6
Public Service Enterprise Group, Inc. (88,000) (4,948,240) 1,023,701 131.8
Tesla, Inc. (10,984) (2,913,506) 378,179 48.7
Uber Technologies, Inc. (120,980) (3,205,970) 638,774 82.2
Vulcan Materials Co. (19,405) (3,060,363) 273,611 35.2
White Mountains Insurance Group Ltd. (2,439) (3,178,066) 162,633 20.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Rand
Overnight Deposit Rate plus
or minus a specified spread
(-0.08% to 0.06%), which is
denominated in ZAR based
on the local currencies of the
positions within the swap.
44-60 months
maturity
ranging from
04/20/2026
- 08/26/2027 $16,725,442 $105,632 $304,130 $409,762
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Luxembourg
Reinet Investments SCA 7,881 116,225 (13,071) (3.2)
South Africa
Absa Group Ltd. 57,119 554,853 (36,881) (9.0)
African Rainbow Minerals Ltd. 77,582 1,048,086 (80,968) (19.8)
Anglo American Platinum Ltd. 1,599 113,408 4,297 1.0
Aspen Pharmacare Holdings Ltd. 91,872 678,995 (105,775) (25.8)
Exxaro Resources Ltd. 86,750 963,448 (141,218) (34.5)
Foschini Group Ltd. (The) 72,258 469,637 (72,643) (17.7)
Impala Platinum Holdings Ltd. 49,964 464,546 (50,056) (12.2)
Mr Price Group Ltd. 9,355 89,126 (6,739) (1.6)
MTN Group Ltd. 56,195 370,774 (41,306) (10.1)
MultiChoice Group 129,210 825,516 27,134 6.6
Nedbank Group Ltd. 61,734 681,257 (35,777) (8.7)
Old Mutual Ltd. 418,604 224,951 (22,281) (5.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Africa (continued)
Pepkor Holdings Ltd. 211,679 242,905 (8,537) (2.1)
Sasol Ltd. 8,749 136,849 (12,161) (3.0)
Shoprite Holdings Ltd. 18,096 216,043 (8,307) (2.0)
Sibanye Stillwater Ltd. 507,639 1,165,297 4,999 1.2
SPAR Group Ltd. (The) 68,021 538,756 (36,044) (8.8)
Standard Bank Group Ltd. 60,039 474,292 (41,877) (10.2)
Woolworths Holdings Ltd. 131,110 440,558 (22,884) (5.6)
Short Positions
Common Stocks
South Africa
Bidvest Group Ltd. (The) (65,994) (716,600) 85,529 20.9
Capitec Bank Holdings Ltd. (23,794) (2,038,538) 413,194 100.8
Clicks Group Ltd. (38,771) (611,468) 41,063 10.0
Discovery Ltd. (136,246) (786,558) 41,456 10.1
FirstRand Ltd. (124,915) (416,998) 32,972 8.0
Kumba Iron Ore Ltd. (9,998) (212,089) (2,595) (0.6)
Naspers Ltd. (14,088) (1,747,244) 170,996 41.7
Northam Platinum Holdings Ltd. (41,738) (361,645) 21,745 5.3
Vodacom Group Ltd. (2,795) (18,780) 1,367 0.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.33% to 0.20%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
30-61 months
maturity
ranging from
02/25/2025
- 09/20/2027 $139,576,370 $(1,005,979) $32,693 $(973,286)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
ARC Resources Ltd. 153,036 1,837,961 (251,487) 25.8
Atco Ltd. 70,039 2,152,355 (232,221) 23.9
Bank of Montreal 15,701 1,376,132 (73,654) 7.6
Bank of Nova Scotia (The) 37,879 1,801,607 (161,514) 16.6
Canadian Natural Resources Ltd. 56,924 2,649,736 (296,292) 30.4
Canadian Tire Corp. Ltd. 13,579 1,445,537 (111,475) 11.5
Capital Power Corp. 78,646 2,670,212 (242,540) 24.9
Cenovus Energy, Inc. 100,934 1,550,526 (263,779) 27.1
CI Financial Corp. 171,874 1,647,382 (247,605) 25.4
Empire Co. Ltd. 56,391 1,402,682 (82,054) 8.4
Fairfax Financial Holdings Ltd. 5,193 2,371,746 (84,661) 8.7

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
iA Financial Corp., Inc. 34,414 1,748,665 (76,982) 7.9
Imperial Oil Ltd. 67,198 2,909,554 (99,239) 10.2
Loblaw Cos. Ltd. 23,003 1,821,456 (78,767) 8.1
Manulife Financial Corp. 145,023 2,276,106 (149,081) 15.3
MEG Energy Corp. 282,236 3,158,771 (578,223) 59.4
National Bank of Canada 22,630 1,418,399 (71,428) 7.3
Northland Power, Inc. 66,395 1,944,241 (227,830) 23.4
Nutrien Ltd. 23,713 1,977,585 (64,203) 6.6
Onex Corp. 35,997 1,651,117 (96,159) 9.9
Open Text Corp. 51,013 1,348,308 (75,337) 7.7
Suncor Energy, Inc. 106,357 2,995,104 (190,178) 19.5
Teck Resources Ltd. 70,840 2,154,406 (109,746) 11.3
TFI International, Inc. 18,227 1,649,515 (75,212) 7.7
West Fraser Timber Co. Ltd. 70,147 5,074,593 (507,815) 52.2
Whitecap Resources, Inc. 536,958 3,397,410 (244,893) 25.2
Chile
Lundin Mining Corp. 306,465 1,548,576 (62,121) 6.4
Short Positions
Common Stocks
Canada
Agnico Eagle Mines Ltd. (57,651) (2,435,670) (118,528) 12.2
Air Canada (152,534) (1,833,036) 279,372 (28.7)
Algonquin Power & Utilities Corp. (279,707) (3,055,546) 492,046 (50.6)
Ballard Power Systems, Inc. (235,740) (1,443,776) 208,204 (21.4)
Boralex, Inc. (68,352) (2,170,777) 151,415 (15.6)
Brookfield Infrastructure Corp. (37,880) (1,541,964) 242,414 (24.9)
CAE, Inc. (90,895) (1,394,335) 138,183 (14.2)
Cameco Corp. (96,263) (2,554,748) 59,234 (6.1)
CCL Industries, Inc. (28,599) (1,386,317) 16,149 (1.7)
Element Fleet Management Corp. (188,046) (2,218,952) 80,318 (8.3)
Emera, Inc. (38,997) (1,577,835) 154,706 (15.9)
Enbridge, Inc. (57,252) (2,122,885) 147,135 (15.1)
GFL Environmental, Inc. (87,934) (2,222,301) 168,694 (17.3)
Innergex Renewable Energy, Inc. (122,246) (1,538,971) 253,988 (26.1)
Restaurant Brands International, Inc. (32,414) (1,724,241) 124,836 (12.8)
Ritchie Bros Auctioneers, Inc. (42,067) (2,628,445) 21,927 (2.3)
Rogers Communications, Inc. (48,174) (1,855,676) 86,140 (8.9)
Shopify, Inc. (81,179) (2,185,577) 377,877 (38.8)
SNC-Lavalin Group, Inc. (82,457) (1,372,940) 139,085 (14.3)
TC Energy Corp. (33,472) (1,348,233) 179,554 (18.4)
Thomson Reuters Corp. (23,966) (2,460,187) 102,363 (10.5)
WSP Global, Inc. (29,364) (3,233,686) 191,742 (19.7)
United States
Brookfield Renewable Corp. (74,098) (2,421,388) 425,915 (43.8)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-2.20% to 0.35%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
28-61 months
maturity
ranging from
01/21/2025
- 09/20/2027 $152,643,068 $(2,650,629) $(1,809,609) $(4,460,238)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 40,677 2,200,865 46,240 (1.0)
Germany
TUI AG 1,215,684 1,446,630 (438,081) 9.8
Italy
Coca-Cola HBC AG 206,323 4,311,094 (79,757) 1.8
Jordan
Hikma Pharmaceuticals plc 94,635 1,426,433 125,701 (2.8)
Netherlands
Shell plc 244,283 6,060,156 (220,009) 4.9
Nigeria
Airtel Africa plc 1,098,974 1,576,257 (80,273) 1.8
South Africa
Anglo American plc 52,268 1,569,390 (51,847) 1.2
United Kingdom
abrdn plc 984,604 1,506,161 (59,327) 1.3
Associated British Foods plc 212,847 2,974,030 (165,384) 3.7
BAE Systems plc 252,566 2,219,152 42,656 (1.0)
Barclays plc 900,238 1,432,401 (285,620) 6.4
Barratt Developments plc 489,147 1,848,692 (362,152) 8.1
BP plc 506,891 2,422,123 (138,887) 3.1
British American Tobacco plc 53,566 1,920,745 (161,510) 3.6
Britvic plc 191,814 1,527,770 (88,142) 2.0
BT Group plc 2,390,185 3,213,130 (441,739) 9.9
Centrica plc 1,619,770 1,271,040 (168,208) 3.8
DCC plc 60,199 3,126,292 785 (0.0)
DS Smith plc 1,215,191 3,436,619 (106,042) 2.4
Imperial Brands plc 237,384 4,881,297 (191,781) 4.3
Inchcape plc 213,795 1,618,858 (110,616) 2.5
J Sainsbury plc 654,530 1,267,552 (151,692) 3.4
Kingfisher plc 678,630 1,651,933 (148,420) 3.3
Man Group plc 543,040 1,344,609 (125,744) 2.8
Marks & Spencer Group plc 1,649,025 1,798,777 (258,785) 5.8
Royal Mail plc 1,118,838 2,277,408 (400,959) 9.0
Tesco plc 764,903 1,755,508 (158,424) 3.6
Travis Perkins plc 215,482 1,849,705 (107,306) 2.4
Vodafone Group plc 1,528,418 1,710,605 (104,828) 2.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Hong Kong
Prudential plc (491,645) (4,812,042) 423,807 (9.5)
United Kingdom
Ashtead Group plc (42,178) (1,894,207) 32,403 (0.7)
AstraZeneca plc (26,282) (2,889,167) 67,652 (1.5)
AVEVA Group plc (37,369) (1,289,315) (17,556) 0.4
Croda International plc (24,621) (1,758,531) 23,958 (0.5)
Diageo plc (60,625) (2,551,920) (11,144) 0.2
Experian plc (58,200) (1,703,665) (10,853) 0.2
Halma plc (120,440) (2,708,980) 27,632 (0.6)
Hargreaves Lansdown plc (191,407) (1,833,114) (30,210) 0.7
Informa plc (536,340) (3,065,666) 187,289 (4.2)
InterContinental Hotels Group plc (27,090) (1,304,705) 100,284 (2.2)
National Grid plc (255,267) (2,627,747) 276,590 (6.2)
Pearson plc (195,365) (1,865,658) 69,198 (1.6)
Reckitt Benckiser Group plc (72,665) (4,816,345) 275,631 (6.2)
RELX plc (53,836) (1,315,523) 7,511 (0.2)
Rentokil Initial plc (554,267) (2,937,880) 228,243 (5.1)
Rolls-Royce Holdings plc (2,932,506) (2,245,867) 236,700 (5.3)
Spirax-Sarco Engineering plc (11,869) (1,364,379) (30,532) 0.7
Weir Group plc (The) (91,801) (1,421,192) 100,426 (2.3)
WPP plc (180,971) (1,493,951) 72,847 (1.6)
United States
Ferguson plc (12,476) (1,294,126) 56,813 (1.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-1.00% to 0.25%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
30-61 months
maturity
ranging from
02/25/2025
- 09/20/2027 $22,430,927 $340,166 $(2,857) $337,309
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 470,200 1,250,915 (45,511) (13.5)
Yangzijiang Shipbuilding Holdings Ltd. 8,945,200 6,386,095 95,650 28.4
Singapore
Genting Singapore Ltd. 2,652,300 1,441,348 (35,999) (10.7)
Oversea-Chinese Banking Corp. Ltd. 145,900 1,195,488 (53,995) (16.0)
Singapore Airlines Ltd. 316,700 1,119,315 (51,565) (15.3)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore (continued)
United Overseas Bank Ltd. 57,900 1,048,718 (49,416) (14.7)
UOL Group Ltd. 35,200 161,944 (10,349) (3.1)
Venture Corp. Ltd. 4,600 52,270 (2,882) (0.9)
Short Positions
Common Stocks
Singapore
City Developments Ltd. (449,100) (2,366,814) 200,365 59.4
DBS Group Holdings Ltd. (3,300) (76,340) 401 0.1
Keppel Corp. Ltd. (473,800) (2,279,874) 92,012 27.3
Mapletree Logistics Trust (46,900) (50,675) 5,164 1.5
SATS Ltd. (148,100) (309,447) 109,203 32.4
Singapore Technologies Engineering Ltd. (411,900) (1,023,347) 32,035 9.5
Singapore Telecommunications Ltd. (1,988,000) (3,668,337) 55,053 16.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-7.50% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
ranging from
08/25/2023
- 09/26/2024 $65,628,410 $390,238 $652,228 $1,042,466
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Korea
CJ Corp. 10,701 515,961 (23,837) (2.3)
CJ ENM Co. Ltd. 16,628 875,162 (32,158) (3.1)
DB Insurance Co. Ltd. 18,521 709,559 (62,958) (6.0)
Doosan Bobcat, Inc. 45,075 887,000 (26,278) (2.5)
E-MART, Inc. 15,772 916,857 (15,380) (1.5)
GS Holdings Corp. 32,511 941,203 (10,527) (1.0)
Hana Financial Group, Inc. 56,127 1,378,198 (92,327) (8.9)
Hankook Tire & Technology Co. Ltd. 34,643 845,582 (26,967) (2.6)
HMM Co. Ltd. 129,868 1,658,167 11,340 1.1
Hyundai Glovis Co. Ltd. 6,268 705,453 (36,828) (3.5)
Hyundai Mobis Co. Ltd. 5,154 680,346 (39,838) (3.8)
Industrial Bank of Korea 191,438 1,265,993 (20,692) (2.0)
Kia Corp. 58,569 2,915,096 (145,730) (14.0)
Korea Investment Holdings Co. Ltd. 35,150 1,154,961 (77,856) (7.5)
Kumho Petrochemical Co. Ltd. 20,978 1,679,557 (27,938) (2.7)
LG Corp. 12,593 645,954 (24,476) (2.3)
LG Electronics, Inc. 15,892 862,386 (45,855) (4.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
South Korea (continued)
Lotte Chemical Corp. 5,034 501,718 (62,774) (6.0)
Lotte Shopping Co. Ltd. 10,353 620,927 (3,306) (0.3)
Mirae Asset Securities Co. Ltd. 136,211 563,868 (15,692) (1.5)
NH Investment & Securities Co. Ltd. 123,630 771,723 (24,664) (2.4)
POSCO Holdings, Inc. 12,137 1,770,397 (133,297) (12.8)
Samsung Electronics Co. Ltd. 18,883 693,370 (17,728) (1.7)
Samsung SDS Co. Ltd. 8,295 660,604 (2,973) (0.3)
Samsung Securities Co. Ltd. 34,995 744,962 (21,540) (2.1)
Seegene, Inc. 59,820 1,109,516 41,675 4.0
SK Hynix, Inc. 18,529 1,059,863 (8,147) (0.8)
Woori Financial Group, Inc. 463,828 3,442,155 (235,934) (22.6)
Short Positions
Common Stocks
South Korea
Alteogen, Inc. (16,996) (531,996) 24,919 2.4
Celltrion Healthcare Co. Ltd. (39,112) (1,832,667) (108,384) (10.4)
Hanon Systems (110,201) (635,046) 117,182 11.2
Hyundai Motor Co. (11,226) (1,370,005) 61,383 5.9
Iljin Materials Co. Ltd. (26,611) (930,344) 112,677 10.8
Kakao Corp. (39,814) (1,566,659) 93,996 9.0
KakaoBank Corp. (48,685) (674,420) 67,096 6.4
KB Financial Group, Inc. (18,646) (563,082) 42,037 4.0
Korea Aerospace Industries Ltd. (18,727) (631,142) 811 0.1
L&F Co. Ltd. (11,219) (1,364,270) 102,281 9.8
LG Chem Ltd. (3,065) (1,131,706) 91,039 8.7
LG H&H Co. Ltd. (1,540) (675,011) 16,821 1.6
NAVER Corp. (10,098) (1,345,218) 97,555 9.4
POSCO Chemical Co. Ltd. (23,306) (2,411,064) 291,931 28.0
Samsung Biologics Co. Ltd. (3,704) (2,073,388) (111,793) (10.7)
Samsung C&T Corp. (12,885) (923,312) 26,431 2.5
Samsung Heavy Industries Co. Ltd. (282,553) (1,041,024) 66,447 6.4
Samsung SDI Co. Ltd. (4,763) (1,791,572) 195,091 18.7
SK Biopharmaceuticals Co. Ltd. (12,054) (474,909) 19,445 1.9
SK IE Technology Co. Ltd. (27,845) (1,005,845) 175,033 16.8
SK Innovation Co. Ltd. (12,097) (1,198,785) 140,819 13.5
SKC Co. Ltd. (17,546) (1,013,602) 133,820 12.8
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-7.50% to 0.35%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
11-64 months
maturity
05/19/2023 $57,687,580 $(275,811) $(35,161) $(310,972)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams-OSRAM AG 246,421 1,533,898 (141,375) 45.5
Switzerland
Adecco Group AG (Registered) 121,579 3,355,528 (336,077) 108.1
Baloise Holding AG (Registered) 7,716 985,910 (114,365) 36.8
BKW AG 8,450 1,006,951 (40,414) 13.0
Bucher Industries AG (Registered) 2,738 854,183 (63,201) 20.3
Cie Financiere Richemont SA (Registered) 3,804 359,080 (32,037) 10.3
DKSH Holding AG 21,361 1,549,883 16,057 (5.2)
dormakaba Holding AG 1,260 425,167 (15,392) 4.9
Flughafen Zurich AG (Registered) 7,348 1,086,077 (75,662) 24.3
Georg Fischer AG (Registered) 17,789 847,505 (68,357) 22.0
Helvetia Holding AG (Registered) 10,358 970,602 (118,001) 37.9
Julius Baer Group Ltd. 9,954 434,383 (55,297) 17.8
Kuehne + Nagel International AG (Registered) 4,989 1,015,920 (64,600) 20.8
Novartis AG (Registered) 19,340 1,474,423 (48,158) 15.5
OC Oerlikon Corp. AG (Registered) 40,379 258,475 (15,711) 5.1
SGS SA (Registered) 300 641,923 (43,695) 14.1
Sonova Holding AG (Registered) 2,624 577,440 (32,885) 10.6
Sulzer AG (Registered) 6,854 394,291 (3,389) 1.1
Swatch Group AG (The) 11,637 2,613,653 (58,836) 18.9
Swiss Life Holding AG (Registered) 1,599 706,457 (121,646) 39.1
Swisscom AG (Registered) 2,369 1,109,263 (84,720) 27.2
Tecan Group AG (Registered) 3,317 1,137,878 21,117 (6.8)
UBS Group AG (Registered) 121,809 1,767,201 (181,472) 58.4
Zurich Insurance Group AG 2,483 989,850 (91,477) 29.4
United States
Roche Holding AG 1,827 594,748 (1,290) 0.4
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (19,972) (515,666) 15,869 (5.1)
Alcon, Inc. (8,925) (518,413) 62,115 (20.0)
Bachem Holding AG (16,433) (1,033,509) (189,125) 60.8
Banque Cantonale Vaudoise (Registered) (12,216) (1,155,731) 25,384 (8.2)
Barry Callebaut AG (Registered) (282) (531,574) 23,452 (7.5)
Belimo Holding AG (Registered) (2,326) (855,494) (48,100) 15.5
Chocoladefabriken Lindt & Spruengli AG (153) (1,478,640) 42,521 (13.7)
Clariant AG (Registered) (70,252) (1,122,187) 51,884 (16.7)
Credit Suisse Group AG (Registered) (231,812) (916,952) 259,141 (83.3)
Dufry AG (Registered) (46,938) (1,425,014) 206,660 (66.5)
EMS-Chemie Holding AG (Registered) (1,944) (1,227,158) 4,219 (1.4)
Geberit AG (Registered) (2,800) (1,200,607) 23,879 (7.7)
Givaudan SA (Registered) (684) (2,066,367) (36,619) 11.8
Holcim AG (3,877) (158,882) 15,578 (5.0)
Idorsia Ltd. (111,135) (1,438,375) 117,087 (37.7)
Logitech International SA (Registered) (46,415) (2,121,981) 70,584 (22.7)
Lonza Group AG (Registered) (1,057) (514,644) (8,372) 2.7
Partners Group Holding AG (1,243) (1,000,347) 129,905 (41.8)
Schindler Holding AG (5,585) (866,790) 48,478 (15.6)
SIG Group AG (258,040) (5,239,270) 482,748 (155.2)
Sika AG (Registered) (6,645) (1,335,590) 52,405 (16.9)
Straumann Holding AG (Registered) (5,486) (501,751) 20,551 (6.6)
VAT Group AG (4,658) (945,245) 97,105 (31.2)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Nestle SA (Registered) (22,825) (2,468,691) 25,936 (8.3)
Swiss Re AG (2,426) (178,927) 21,309 (6.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-1.88% to 0.35%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
20-24 months
maturity
02/21/2024 $34,987,164 $391,936 $(2,638) $389,298
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 2,609 4,741,149 (403,600) (103.7)
Carlsberg A/S 27,580 3,225,109 (169,632) (43.6)
Danske Bank A/S 19,651 244,589 (22,207) (5.7)
Demant A/S 7,698 190,306 (24,201) (6.2)
GN Store Nord A/S 2,850 49,922 (19,558) (5.0)
H Lundbeck A/S 331,836 1,063,546 (95,573) (24.5)
H Lundbeck A/S 53,908 160,910 (18,262) (4.7)
ISS A/S 142,458 2,196,161 (303,168) (77.9)
Novo Nordisk A/S 3,432 341,888 4,049 1.0
Pandora A/S 27,794 1,299,822 (234,866) (60.3)
ROCKWOOL A/S 6,894 1,087,444 (59,359) (15.2)
Royal Unibrew A/S 19,015 1,232,095 (75,257) (19.3)
Short Positions
Common Stocks
Denmark
Ambu A/S (24,480) (212,708) (2,192) (0.6)
Chr Hansen Holding A/S (23,784) (1,171,582) 32,274 8.3
Coloplast A/S (14,383) (1,461,663) 166,887 42.9
DSV A/S (19,332) (2,264,696) 235,099 60.4
Genmab A/S (2,393) (769,837) 48,701 12.5
Jyske Bank A/S (Registered) (6,764) (352,015) 28,602 7.3
Novozymes A/S (27,507) (1,382,285) 39,022 10.0
Orsted A/S (55,065) (4,388,723) 661,594 169.9
SimCorp A/S (9,547) (537,323) 43,564 11.2
Tryg A/S (144,687) (2,986,904) 171,359 44.0
Vestas Wind Systems A/S (196,954) (3,626,487) 388,660 99.8

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-1.25% to 0.35%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
2-61 months
maturity
11/11/2022 $302,483,561 $(2,909,283) $297,829 $(2,611,454)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 57,233 2,087,386 (155,702) 6.0
Proximus SADP 226,080 2,344,013 (205,146) 7.9
Finland
Fortum OYJ 262,790 3,531,125 685,227 (26.2)
France
AXA SA 118,364 2,584,231 (321,635) 12.3
BNP Paribas SA 50,762 2,144,149 (311,227) 11.9
Bouygues SA 149,520 3,911,221 (275,343) 10.5
Cie de Saint-Gobain 133,006 4,755,711 (528,780) 20.2
Eiffage SA 33,595 2,694,085 (234,245) 9.0
Electricite de France SA 248,999 2,887,754 (19,881) 0.8
Engie SA 272,164 3,132,578 (302,961) 11.6
Orange SA 320,992 2,903,225 (256,499) 9.8
Rexel SA 213,205 3,195,252 (287,970) 11.0
Societe Generale SA 107,635 2,128,601 (397,829) 15.2
TotalEnergies SE 114,122 5,353,986 (159,986) 6.1
Germany
Deutsche Bank AG (Registered) 435,318 3,223,087 (657,144) 25.2
HeidelbergCement AG 55,978 2,211,364 (283,725) 10.9
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) 9,165 2,206,205 (102,210) 3.9
ProSiebenSat.1 Media SE 302,706 2,144,660 (99,330) 3.8
Luxembourg
ArcelorMittal SA 103,534 2,060,152 (197,522) 7.6
Netherlands
Aegon NV 650,699 2,586,529 (394,163) 15.1
ASR Nederland NV 105,976 4,074,023 (296,481) 11.4
Koninklijke Ahold Delhaize NV 172,927 4,404,701 (270,325) 10.4
NN Group NV 85,606 3,329,555 (172,354) 6.6
Randstad NV 70,702 3,051,559 (229,393) 8.8
Spain
Acerinox SA 331,088 2,632,940 (195,252) 7.5
Mapfre SA 1,394,352 2,159,468 (185,505) 7.1
Repsol SA 576,445 6,623,498 (203,862) 7.8
United States
Signify NV 117,482 3,023,680 (276,182) 10.6

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (48,992) (2,219,173) 172,915 (6.6)
China
Prosus NV (49,828) (2,592,382) 196,035 (7.5)
France
Airbus SE (31,365) (2,703,675) 168,602 (6.5)
Dassault Systemes SE (66,692) (2,302,546) 73,344 (2.8)
Edenred (55,259) (2,545,824) 159,298 (6.1)
Getlink SE (176,518) (2,737,325) 346,337 (13.3)
LVMH Moet Hennessy Louis Vuitton SE (3,945) (2,325,873) 152,424 (5.8)
Pernod Ricard SA (16,553) (3,036,716) 26,954 (1.0)
Remy Cointreau SA (14,055) (2,332,406) 91,924 (3.5)
Safran SA (34,773) (3,163,987) 213,951 (8.2)
Sartorius Stedim Biotech (15,764) (4,835,399) 340,187 (13.0)
Germany
RWE AG (88,477) (3,252,061) 297,056 (11.4)
Sartorius AG (Preference) (9,553) (3,304,424) 217,718 (8.3)
Siemens AG (Registered) (28,800) (2,814,995) 35,775 (1.4)
Netherlands
Argenx SE (11,567) (4,116,423) (34,244) 1.3
ASML Holding NV (5,143) (2,130,637) 223,732 (8.6)
IMCD NV (27,156) (3,219,658) 143,051 (5.5)
Spain
Amadeus IT Group SA (74,550) (3,456,335) 293,244 (11.2)
Cellnex Telecom SA (191,442) (5,905,333) 599,547 (23.0)
Ferrovial SA (249,902) (5,672,431) 438,235 (16.8)
Naturgy Energy Group SA (90,503) (2,093,659) 247,067 (9.5)
United States
Schneider Electric SE (22,585) (2,550,993) 71,936 (2.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
19-24 months
maturity
02/21/2024 $16,556,518 $440,798 $35,794 $476,592
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 64,680 2,269,955 (155,434) (32.6)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Norway
Equinor ASA 131,013 4,320,643 58,825 12.3
Leroy Seafood Group ASA 25,445 100,361 (51,185) (10.7)
Norsk Hydro ASA 329,793 1,769,645 (174,252) (36.6)
Orkla ASA 14,874 108,124 (4,136) (0.9)
United Kingdom
Subsea 7 SA 186,643 1,474,240 (43,793) (9.2)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (12,488) (497,023) 122,875 25.8
France
Adevinta ASA (28,266) (168,400) 23,440 4.9
Norway
DNB Bank ASA (1,616) (25,643) 1,368 0.3
Gjensidige Forsikring ASA (48,641) (834,644) 52,093 10.9
Kongsberg Gruppen ASA (8,735) (265,086) (11,744) (2.5)
Mowi ASA (45,606) (580,087) 210,903 44.3
Salmar ASA (13,334) (449,440) 302,462 63.5
Schibsted ASA (90,130) (1,216,220) 111,498 23.4
Telenor ASA (86,958) (795,850) 16,349 3.4
TOMRA Systems ASA (95,285) (1,681,157) (18,471) (3.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-0.35% to 0.35%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
17-24 months
maturity
02/21/2024 $50,108,532 $363,949 $(1,023,635) $(659,686)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 117,676 1,351,533 (58,757) 8.9
Finland
Nordea Bank Abp 7,436 63,639 (2,395) 0.4
Sweden
BillerudKorsnas AB 163,890 1,924,114 (34,122) 5.2
Boliden AB 41,609 1,285,549 (2,541) 0.4
Elekta AB 106,399 540,402 (7,813) 1.2
Embracer Group AB 22,517 133,462 10,364 (1.6)
Essity AB 96,558 1,907,677 (111,770) 16.9

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Getinge AB 70,694 1,208,947 17,406 (2.6)
H & M Hennes & Mauritz AB 142,318 1,315,744 (93,887) 14.2
Hexpol AB 13,926 114,219 (4,741) 0.7
Husqvarna AB 2,508 13,903 (900) 0.1
Saab AB 49,020 1,527,309 20,618 (3.1)
Securitas AB 401,412 2,786,617 111,418 (16.9)
Skandinaviska Enskilda Banken AB 32,654 311,217 (8,183) 1.2
Skanska AB 88,857 1,105,893 (146,776) 22.2
SKF AB 50,150 671,840 (4,650) 0.7
SSAB AB 725,884 3,093,340 (177,101) 26.8
Swedbank AB 30,721 403,236 (6,187) 0.9
Swedish Orphan Biovitrum AB 11,509 222,434 (1,987) 0.3
Telefonaktiebolaget LM Ericsson 396,888 2,319,990 (262,474) 39.8
Telia Co. AB 73,752 212,412 (21,917) 3.3
Trelleborg AB 37,268 699,178 (31,899) 4.8
Volvo AB 33,863 479,194 (31,604) 4.8
Volvo Car AB 185,685 805,743 (149,984) 22.7
United States
Sinch AB 1,164,958 1,544,386 (115,244) 17.5
Short Positions
Common Stocks
Sweden
AAK AB (46,069) (609,115) 39,309 (6.0)
Alfa Laval AB (38,089) (944,494) 2,098 (0.3)
Assa Abloy AB (89,045) (1,668,352) 51,142 (7.8)
Atlas Copco AB (112,354) (1,044,258) 24,849 (3.8)
Axfood AB (30,144) (690,641) 200,289 (30.4)
Beijer Ref AB (90,620) (1,114,283) (27,429) 4.2
Electrolux AB (8,119) (84,384) 3,495 (0.5)
Epiroc AB (103,352) (1,478,502) 11,572 (1.8)
EQT AB (168,505) (3,255,879) 439,868 (66.7)
Evolution AB (6,265) (495,233) (28,363) 4.3
Hexagon AB (200,564) (1,873,094) 95,922 (14.5)
Holmen AB (44,208) (1,677,549) 105,885 (16.1)
Indutrade AB (46,248) (750,141) 11,237 (1.7)
Lifco AB (93,590) (1,298,377) 25,654 (3.9)
Nibe Industrier AB (452,352) (4,035,082) 287,629 (43.6)
Sandvik AB (14,010) (190,978) 7,223 (1.1)
Svenska Cellulosa AB SCA (146,394) (1,857,519) 155,495 (23.6)
Sweco AB (66,872) (560,938) 39,230 (5.9)
Tele2 AB (50,725) (437,735) 33,970 (5.1)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-14.88% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
7-24 months
maturity
ranging from
04/19/2023
- 04/20/2023 $61,932,378 $(379,592) $829,537 $449,945
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 359,600 2,567,833 (194,534) (43.2)
Klabin SA 171,100 575,688 (25,732) (5.7)
Petro Rio SA 119,600 610,377 (37,827) (8.4)
Petroleo Brasileiro SA (Preference) 551,500 3,046,651 (252,981) (56.2)
TIM SA/Brazil 633,800 1,419,319 (76,766) (17.1)
Vibra Energia SA 354,900 1,134,896 (130,287) (29.0)
Taiwan
ASE Technology Holding Co. Ltd. 222,000 551,914 (41,033) (9.1)
AUO Corp. 2,636,000 1,206,342 (298,551) (66.4)
Catcher Technology Co. Ltd. 302,000 1,635,366 (30,398) (6.8)
Cathay Financial Holding Co. Ltd. 550,000 689,334 (49,810) (11.1)
CTBC Financial Holding Co. Ltd. 1,059,000 658,807 (73,408) (16.3)
Evergreen Marine Corp. Taiwan Ltd. 326,000 1,486,373 (195,447) (43.4)
Formosa Plastics Corp. 180,000 489,955 2,255 0.5
Innolux Corp. 4,423,000 1,440,745 (233,360) (51.9)
Nanya Technology Corp. 1,177,000 1,803,711 1,117 0.2
Novatek Microelectronics Corp. 168,000 1,149,813 (183,351) (40.7)
Pegatron Corp. 451,000 827,769 (77,343) (17.2)
Pou Chen Corp. 705,000 630,180 (34,635) (7.7)
Powerchip Semiconductor Manufacturing Corp. 441,000 394,123 (49,683) (11.0)
Unimicron Technology Corp. 160,000 585,713 (20,378) (4.5)
United Microelectronics Corp. 588,000 658,029 (81,538) (18.1)
Winbond Electronics Corp. 1,490,000 920,046 (48,396) (10.8)
Yang Ming Marine Transport Corp. 657,000 1,262,236 (117,909) (26.2)
United States
JBS SA 420,500 1,958,153 (244,907) (54.4)
Short Positions
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao (380,800) (921,231) 50,344 11.2
Banco BTG Pactual SA (326,300) (1,500,737) 168,890 37.5
Cosan SA (417,800) (1,346,105) 109,540 24.3
Equatorial Energia SA (97,906) (488,228) (20,903) (4.6)
Localiza Rent a Car SA (166,600) (1,886,714) 151,104 33.6
Natura & Co. Holding SA (224,000) (611,662) 36,027 8.0

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Brazil (continued)
Raia Drogasil SA (102,400) (431,480) 12,964 2.9
Rede D'Or Sao Luiz SA (78,000) (429,739) 70,897 15.8
Rumo SA (502,500) (1,721,468) 201,047 44.7
Suzano SA (95,100) (784,515) 27,011 6.0
TOTVS SA (137,600) (748,665) 23,218 5.2
WEG SA (214,900) (1,280,393) (22,203) (4.9)
China
Silergy Corp. (33,000) (430,384) 89,674 19.9
Taiwan
Accton Technology Corp. (45,000) (383,827) 13,665 3.0
Advantech Co. Ltd. (76,000) (700,072) 75,857 16.9
ASMedia Technology, Inc. (31,000) (641,476) 142,375 31.6
Chailease Holding Co. Ltd. (221,130) (1,263,120) 118,843 26.4
China Steel Corp. (1,749,000) (1,466,236) 153,489 34.1
Chunghwa Telecom Co. Ltd. (359,000) (1,284,910) 51,903 11.5
Delta Electronics, Inc. (172,000) (1,366,218) 103,809 23.1
E Ink Holdings, Inc. (118,000) (779,028) 99,187 22.0
E.Sun Financial Holding Co. Ltd. (2,670,955) (2,161,158) 166,579 37.0
Formosa Petrochemical Corp. (275,000) (714,754) (4,716) (1.0)
Mega Financial Holding Co. Ltd. (822,125) (804,358) 94,487 21.0
Taiwan Cooperative Financial Holding Co. Ltd. (920,270) (757,688) 31,868 7.1
Win Semiconductors Corp. (213,000) (818,454) 240,082 53.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 62.2%
INVESTMENT COMPANIES - 18.3%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 2.49%
(1)(a)(b) 100,006 100,006
Limited Purpose Cash Investment
Fund, 2.57% (1)(a) 3,983,065 3,981,074
TOTAL INVESTMENT COMPANIES
(Cost $4,079,662) 4,081,080
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 43.9%
U.S. Treasury Bills
1.39%, 11/10/2022 (c) $ 235,000 234,329
1.50%, 11/17/2022 (c) 3,119,000 3,107,889
1.54%, 11/25/2022 (c) 406,000 404,318
1.59%, 12/1/2022 (c) 1,506,000 1,498,824
2.53%, 12/29/2022 (c) 2,464,000 2,444,937
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 43.9% (continued)
2.53%, 1/5/2023 (c) $ 2,145,000 2,126,850
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,834,061) 9,817,147
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,913,723) 13,898,227
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 62.2%
(Cost $13,913,723) 13,898,227
OTHER ASSETS IN EXCESS OF
LIABILITIES - 37.8% (d) 8,440,156
NET ASSETS - 100.0% 22,338,383
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies 4,081,080 18.3
U.S. Treasury Obligations 9,817,147 43.9
Total Investments In Securities
At Value $ 13,898,227 62.2
Other Assets in Excess of
Liabilities (d ) 8,440,156 37.8
Net Assets
$ 22,338,383 100.0%
(a) Represents 7-day effective yield as of September 30, 2022.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward Foreign Currency Exchange Contracts outstanding as of September 30, 2022:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,343 AUD 2,000 CITI 12/21/2022 $ 62
USD 1,343 AUD 2,000 JPMC 12/21/2022 62
USD 3,662 CHF 3,500 CITI 12/21/2022 85
USD 3,662 CHF 3,500 JPMC 12/21/2022 85
USD 1,487 DKK 11,000 CITI 12/21/2022 28
USD 1,487 DKK 11,000 JPMC 12/21/2022 28
USD 8,544 EUR 8,500 CITI 12/21/2022 161
USD 8,544 EUR 8,500 JPMC 12/21/2022 161
USD 6,861 GBP 6,000 CITI 12/21/2022 153
USD 6,861 GBP 6,000 JPMC 12/21/2022 153
USD 7,210 HKD 56,500 CITI 12/21/2022 2
USD 7,210 HKD 56,500 JPMC 12/21/2022 2
USD 342 NOK 3,500 CITI 12/21/2022 20
USD 342 NOK 3,500 JPMC 12/21/2022 20
Total unrealized appreciation 1,022
AUD 188,504 USD 129,147 CITI 12/21/2022 (8,399)
AUD 188,496 USD 129,142 JPMC 12/21/2022 (8,399)
CAD 276,003 USD 211,571 CITI 12/21/2022 (11,687)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 275,997 USD 211,567 JPMC 12/21/2022 $ (11,687)
CHF 162,000 USD 168,837 CITI 12/21/2022 (3,284)
CHF 162,000 USD 168,837 JPMC 12/21/2022 (3,284)
DKK 317,000 USD 42,942 CITI 12/21/2022 (888)
DKK 317,000 USD 42,942 JPMC 12/21/2022 (888)
EUR 488,003 USD 490,282 CITI 12/21/2022 (8,984)
EUR 487,997 USD 490,277 JPMC 12/21/2022 (8,984)
GBP 216,002 USD 253,937 CITI 12/21/2022 (12,465)
GBP 215,998 USD 253,933 JPMC 12/21/2022 (12,465)
HKD 425,500 USD 54,340 CITI 12/21/2022 (58)
HKD 425,500 USD 54,340 JPMC 12/21/2022 (59)
ILS 43,000 USD 12,915 CITI 12/21/2022 (771)
ILS 43,000 USD 12,915 JPMC 12/21/2022 (771)
JPY 50,099,504 USD 365,383 CITI 12/21/2022 (16,036)
JPY 50,099,496 USD 365,384 JPMC 12/21/2022 (16,037)
NOK 137,004 USD 13,903 CITI 12/21/2022 (1,296)
NOK 136,996 USD 13,902 JPMC 12/21/2022 (1,296)
NZD 5,000 USD 3,039 CITI 12/21/2022 (239)
NZD 5,000 USD 3,039 JPMC 12/21/2022 (239)
SEK 570,000 USD 54,126 CITI 12/21/2022 (2,498)
SEK 570,000 USD 54,126 JPMC 12/21/2022 (2,498)
SGD 129,003 USD 92,084 CITI 12/21/2022 (2,167)
SGD 128,997 USD 92,080 JPMC 12/21/2022 (2,167)
Total unrealized depreciation (137,546)
Net unrealized depreciation $ (136,524)
Total Return Basket Swaps Outstanding at September 30, 2022
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.13% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
51-61 months
maturity
ranging from
12/18/2026
- 09/24/2027 $18,169,091 $(108,914) $64,874 $(44,040)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Dai-ichi Life Holdings, Inc. 14,300 227,375 (11,262) 25.6
Dentsu Group, Inc. 4,600 130,767 (6,113) 13.9
Fujitsu Ltd. 1,100 120,617 (4,306) 9.8
Fukuoka Financial Group, Inc. 7,200 128,226 3,459 (7.9)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Hino Motors Ltd. 33,100 136,848 (9,521) 21.6
Japan Post Holdings Co. Ltd. 24,000 159,005 (3,903) 8.9
Kyushu Railway Co. 5,000 107,920 6,870 (15.6)
Mazda Motor Corp. 31,900 211,821 (55,338) 125.7
Mitsubishi Electric Corp. 12,900 116,720 (7,594) 17.2
Mitsubishi HC Capital, Inc. 26,700 114,763 (10,869) 24.7
Mitsubishi Heavy Industries Ltd. 3,700 123,059 (12,424) 28.2
Mizuho Financial Group, Inc. 35,300 382,109 (18,012) 40.9
NGK Spark Plug Co. Ltd. 7,400 131,243 (20,561) 46.7
NH Foods Ltd. 5,000 131,793 (4,005) 9.1
NIPPON EXPRESS HOLDINGS, Inc. 3,700 188,067 (4,702) 10.7
Nippon Telegraph & Telephone Corp. 5,000 134,862 (1,788) 4.1
Resona Holdings, Inc. 31,500 115,273 (1,299) 2.9
Ricoh Co. Ltd. 15,300 112,030 (3,939) 8.9
SCREEN Holdings Co. Ltd. 3,000 162,777 (27,758) 63.0
Seiko Epson Corp. 10,900 148,834 (13,253) 30.1
Shimamura Co. Ltd. 1,700 143,867 (2,958) 6.7
Shin-Etsu Chemical Co. Ltd. 1,300 128,644 (18,648) 42.3
Sohgo Security Services Co. Ltd. 4,300 108,199 1,687 (3.8)
Square Enix Holdings Co. Ltd. 2,800 120,683 (964) 2.2
Taisei Corp. 4,400 122,028 (8,090) 18.4
Tosoh Corp. 9,900 110,339 (17,643) 40.1
Yamada Holdings Co. Ltd. 58,600 192,830 (1,953) 4.4
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (8,000) (149,388) (1,858) 4.2
ANA Holdings, Inc. (8,400) (158,022) (5,089) 11.6
Asahi Intecc Co. Ltd. (8,500) (135,561) 9,326 (21.2)
Daiichi Sankyo Co. Ltd. (4,400) (122,984) 7,408 (16.8)
Daikin Industries Ltd. (1,000) (153,869) 16,329 (37.1)
Denso Corp. (3,200) (146,314) 16,991 (38.6)
JSR Corp. (10,300) (195,316) 28,860 (65.5)
Keyence Corp. (500) (165,280) 18,528 (42.1)
Kikkoman Corp. (2,400) (136,059) 8,044 (18.3)
Kobe Bussan Co. Ltd. (6,600) (158,778) (1,907) 4.3
Kose Corp. (1,400) (144,346) (10,856) 24.7
Kubota Corp. (7,900) (109,785) 9,481 (21.5)
Kyowa Kirin Co. Ltd. (5,000) (114,961) (2,600) 5.9
Lasertec Corp. (1,400) (140,815) 41,348 (93.9)
Mitsubishi UFJ Financial Group, Inc. (32,300) (146,323) 16,103 (36.6)
Nidec Corp. (3,400) (190,319) 27,607 (62.7)
Nippon Paint Holdings Co. Ltd. (18,500) (124,966) 15,513 (35.2)
Obic Co. Ltd. (1,100) (147,503) 10,148 (23.0)
Rakuten Group, Inc. (27,900) (119,398) 7,447 (16.9)
Sumitomo Electric Industries Ltd. (12,200) (123,849) 13,548 (30.8)
Tokio Marine Holdings, Inc. (6,600) (117,303) 625 (1.4)
Toyota Motor Corp. (12,200) (159,460) 14,261 (32.4)
Yaskawa Electric Corp. (4,800) (138,135) 16,912 (38.4)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.01% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
52-61 months
maturity
ranging from
12/18/2026
- 09/29/2027 $48,268,954 $(965,260) $16,524 $(948,736)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Adobe, Inc. 625 172,000 (50,046) 5.3
Alphabet, Inc. 1,939 185,465 (29,085) 3.1
Amazon.com, Inc. 2,358 266,454 (47,797) 5.0
American International Group, Inc. 3,197 151,794 (24,169) 2.5
Apple, Inc. 3,129 432,428 (59,783) 6.3
Arrow Electronics, Inc. 1,408 129,804 (16,980) 1.8
Booking Holdings, Inc. 122 200,472 (39,709) 4.2
Chubb Ltd. 731 132,954 (8,599) 0.9
Cisco Systems, Inc. 4,811 192,440 (27,759) 2.9
Citigroup, Inc. 5,528 230,352 (48,084) 5.1
Citizens Financial Group, Inc. 4,044 138,952 (15,523) 1.6
CNO Financial Group, Inc. 8,908 160,077 (9,621) 1.0
Coca-Cola Co. (The) 4,417 247,440 (27,827) 2.9
Comcast Corp. 4,438 130,167 (26,016) 2.7
CVS Health Corp. 1,914 182,538 (12,977) 1.4
EMCOR Group, Inc. 1,288 148,738 (8,488) 0.9
Expedia Group, Inc. 2,186 204,806 (31,527) 3.3
Gilead Sciences, Inc. 2,398 147,933 (8,609) 0.9
Halliburton Co. 6,898 169,829 (31,885) 3.4
Huntington Ingalls Industries, Inc. 633 140,210 (8,838) 0.9
Intel Corp. 6,158 158,692 (34,320) 3.6
JPMorgan Chase & Co. 1,604 167,618 (23,531) 2.5
Kraft Heinz Co. (The) 5,905 196,932 (18,217) 1.9
LyondellBasell Industries NV 2,228 167,724 (19,718) 2.1
ManpowerGroup, Inc. 2,065 133,585 (20,175) 2.1
Marathon Petroleum Corp. 1,785 177,304 (1,214) 0.1
Medtronic plc 1,588 128,231 (14,260) 1.5
Merck & Co., Inc. 1,563 134,606 (1,907) 0.2
Microsoft Corp. 2,314 538,931 (70,796) 7.5
Owens Corning 1,865 146,608 (16,636) 1.8
PepsiCo, Inc. 874 142,689 (8,424) 0.9
Pfizer, Inc. 4,590 200,858 (17,713) 1.9
Phillips 66 1,984 160,148 (13,423) 1.4
Robert Half International, Inc. 1,678 128,367 (6,662) 0.7
Tesla, Inc. 658 174,534 (22,983) 2.4
Tyson Foods, Inc. 3,203 211,174 (28,749) 3.0
Vail Resorts, Inc. 861 185,666 (11,855) 1.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Valero Energy Corp. 1,659 177,264 (9,254) 1.0
Verizon Communications, Inc. 3,792 143,982 (13,634) 1.4
Vishay Intertechnology, Inc. 9,073 161,409 (15,696) 1.7
Walmart, Inc. 1,022 132,553 (7,204) 0.8
Wells Fargo & Co. 3,953 158,990 (20,200) 2.1
Westrock Co. 5,364 165,694 (47,429) 5.0
Short Positions
Common Stocks
United States
First Financial Bankshares, Inc. (3,100) (129,673) 3,317 (0.3)
GameStop Corp. (5,680) (142,738) 18,715 (2.0)
Home BancShares, Inc. (6,397) (143,996) 6,717 (0.7)
Honeywell International, Inc. (814) (135,914) 20,122 (2.1)
M&T Bank Corp. (1,481) (261,130) 16,721 (1.8)
McCormick & Co., Inc. (Non-Voting) (2,334) (166,344) 20,119 (2.1)
Realty Income Corp. (2,840) (165,288) 24,396 (2.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the BBR plus
or minus a specified spread
(-1.00% to 0.30%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
24 months
maturity
ranging from
12/18/2023
- 09/30/2024 $2,423,581 $13,932 $3,663 $17,595
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Ampol Ltd. 1,912 35,366 645 3.7
APA Group 2,641 16,250 (424) (2.4)
Aristocrat Leisure Ltd. 3,034 63,977 (319) (1.8)
Atlas Arteria Ltd. 6,577 26,190 (314) (1.8)
Aurizon Holdings Ltd. 47,626 105,332 (987) (5.6)
Australia & New Zealand Banking Group Ltd. 8,502 124,459 (839) (4.8)
BlueScope Steel Ltd. 10,528 102,244 2,443 13.9
Boral Ltd. 9,716 16,562 403 2.3
Brambles Ltd. 6,108 44,683 (560) (3.2)
Cochlear Ltd. 412 51,178 (2,146) (12.2)
Coles Group Ltd. 7,695 81,124 (879) (5.0)
Computershare Ltd. 3,703 59,063 345 2.0
Harvey Norman Holdings Ltd. 26,335 68,127 (1,612) (9.2)
Incitec Pivot Ltd. 40,148 91,291 5,518 31.4
JB Hi-Fi Ltd. 4,854 117,469 (3,186) (18.1)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
National Australia Bank Ltd. 624 11,554 (161) (0.9)
Newcrest Mining Ltd. 2,527 27,744 2,270 12.9
Northern Star Resources Ltd. 1,851 9,268 1,028 5.8
Orica Ltd. 1,380 11,749 (133) (0.8)
QBE Insurance Group Ltd. 2,702 20,048 (53) (0.3)
Qube Holdings Ltd. 17,103 27,155 (304) (1.7)
Ramsay Health Care Ltd. 993 36,451 (1,075) (6.1)
Sonic Healthcare Ltd. 6,224 121,400 2,164 12.3
Suncorp Group Ltd. 9,992 64,478 820 4.7
Telstra Corp. Ltd. 40,244 99,372 2,581 14.7
Transurban Group 4,750 37,513 (2,077) (11.8)
Westpac Banking Corp. 3,953 52,298 (1,256) (7.1)
Short Positions
Common Stocks
Australia
Allkem Ltd. (1,129) (9,984) 25 0.1
Alumina Ltd. (17,545) (14,204) 105 0.6
carsales.com Ltd. (1,415) (16,879) 1,224 7.0
Cleanaway Waste Management Ltd. (30,647) (53,429) (1,088) (6.2)
Commonwealth Bank of Australia (1,187) (69,054) 2,021 11.5
CSL Ltd. (398) (72,383) 124 0.7
Domino's Pizza Enterprises Ltd. (1,872) (61,676) 2,841 16.1
IDP Education Ltd. (4,043) (67,916) 1,417 8.1
IGO Ltd. (1,547) (13,608) (160) (0.9)
Insurance Australia Group Ltd. (5,494) (16,253) (860) (4.9)
Lendlease Corp. Ltd. (7,596) (43,427) 350 2.0
Lynas Rare Earths Ltd. (6,693) (32,276) (639) (3.6)
Macquarie Group Ltd. (350) (34,146) 2,462 14.0
Medibank Pvt Ltd. (16,206) (36,223) (667) (3.8)
Mineral Resources Ltd. (615) (25,814) (1,322) (7.5)
OZ Minerals Ltd. (2,994) (49,531) (772) (4.4)
Pro Medicus Ltd. (1,308) (41,767) 2,191 12.5
Qantas Airways Ltd. (5,256) (16,867) 145 0.8
REA Group Ltd. (591) (43,017) 2,026 11.5
Reece Ltd. (4,974) (44,697) 482 2.7
Seven Group Holdings Ltd. (1,238) (13,430) (39) (0.2)
Wesfarmers Ltd. (949) (25,944) 801 4.6
Woolworths Group Ltd. (1,418) (30,814) 660 3.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CDOR
plus or minus a specified
spread (-1.21% to 0.23%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
13-14 months
maturity
ranging from
01/25/2023
- 10/25/2023 $3,140,967 $9,144 $(89,082) $(79,938)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Atco Ltd. 2,266 69,636 (2,674) 3.3
Bank of Montreal 1,197 104,912 (1,005) 1.3
Bank of Nova Scotia (The) 1,821 86,611 (2,109) 2.6
Barrick Gold Corp. 2,677 41,492 3,740 (4.7)
Canadian Imperial Bank of Commerce 1,005 43,988 (589) 0.7
Canadian National Railway Co. 546 58,966 (435) 0.5
Canadian Tire Corp. Ltd. 512 54,504 (119) 0.1
CGI, Inc. 389 29,284 327 (0.4)
CI Financial Corp. 3,600 34,505 (573) 0.7
Cogeco Communications, Inc. 607 31,687 (18) 0.0
Empire Co. Ltd. 1,522 37,859 (1,080) 1.4
Enbridge, Inc. 1,461 54,173 85 (0.1)
Finning International, Inc. 3,345 58,795 1,065 (1.3)
George Weston Ltd. 842 88,159 (1,030) 1.3
iA Financial Corp., Inc. 983 49,949 954 (1.2)
Loblaw Cos. Ltd. 910 72,057 (2,082) 2.6
Magna International, Inc. 644 30,551 (2,084) 2.6
National Bank of Canada 1,050 65,812 479 (0.6)
Nutrien Ltd. 815 67,968 1,711 (2.1)
Onex Corp. 1,485 68,114 1,312 (1.6)
Open Text Corp. 1,720 45,461 (535) 0.7
Parkland Corp. 1,831 39,235 1,047 (1.3)
Pembina Pipeline Corp. 2,718 82,562 590 (0.7)
Ritchie Bros Auctioneers, Inc. 480 29,992 70 (0.1)
SSR Mining, Inc. 2,472 36,346 4,116 (5.1)
Sun Life Financial, Inc. 2,169 86,251 (377) 0.5
TC Energy Corp. 890 35,849 (1,559) 2.0
Toromont Industries Ltd. 840 58,475 (493) 0.6
West Fraser Timber Co. Ltd. 1,316 95,202 3,125 (3.9)
Chile
Lundin Mining Corp. 11,907 60,166 6,034 (7.5)
Short Positions
Common Stocks
Canada
BCE, Inc. (1,167) (48,932) 2,543 (3.2)
BlackBerry Ltd. (6,123) (28,856) 1,507 (1.9)
Brookfield Asset Management, Inc. (1,219) (49,868) 1,880 (2.4)
CAE, Inc. (2,007) (30,788) 174 (0.2)
Canadian Pacific Railway Ltd. (1,031) (68,823) 1,523 (1.9)
Capital Power Corp. (954) (32,390) 1,892 (2.4)
Constellation Software, Inc. (35) (48,701) (802) 1.0
Dollarama, Inc. (1,142) (65,559) (2,472) 3.1
Element Fleet Management Corp. (3,854) (45,477) (1,144) 1.4
Emera, Inc. (1,003) (40,582) 2,026 (2.5)
Franco-Nevada Corp. (479) (57,216) (4,088) 5.1
GFL Environmental, Inc. (2,107) (53,249) 732 (0.9)
Intact Financial Corp. (335) (47,410) 32 (0.0)
Lightspeed Commerce, Inc. (1,676) (29,495) (2,390) 3.0
Restaurant Brands International, Inc. (1,108) (58,939) 1,612 (2.0)
Royal Bank of Canada (700) (63,025) (243) 0.3

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Thomson Reuters Corp. (347) (35,621) 111 (0.1)
TMX Group Ltd. (381) (35,045) (334) 0.4
United States
Brookfield Renewable Corp. (1,648) (53,854) 2,899 (3.6)
BRP, Inc. (901) (55,501) (385) 0.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SARON
plus or minus a specified
spread (-3.25% to 0.23%),
which is denominated in CHF
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 09/25/2024 $2,375,616 $16,775 $(1,018) $15,757
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) 3,685 95,145 919 5.8
Adecco Group AG (Registered) 152 4,195 (44) (0.3)
Baloise Holding AG (Registered) 123 15,716 (240) (1.5)
Barry Callebaut AG (Registered) 39 73,516 354 2.2
Belimo Holding AG (Registered) 34 12,505 445 2.8
Bucher Industries AG (Registered) 89 27,766 38 0.2
Chocoladefabriken Lindt & Spruengli AG 1 9,664 320 2.0
Clariant AG (Registered) 501 8,003 229 1.5
DKSH Holding AG 642 46,581 808 5.1
dormakaba Holding AG 23 7,761 (60) (0.4)
Galenica AG 275 19,914 669 4.2
Georg Fischer AG (Registered) 141 6,718 (39) (0.2)
Helvetia Holding AG (Registered) 366 34,296 (720) (4.6)
Julius Baer Group Ltd. 279 12,175 (512) (3.3)
Kuehne + Nagel International AG (Registered) 259 52,741 (991) (6.3)
Lonza Group AG (Registered) 53 25,805 2,160 13.7
Novartis AG (Registered) 4,116 313,791 5,185 32.9
OC Oerlikon Corp. AG (Registered) 2,440 15,619 (368) (2.3)
SGS SA (Registered) 14 29,956 (407) (2.6)
Sonova Holding AG (Registered) 29 6,382 92 0.6
Sulzer AG (Registered) 124 7,133 83 0.5
Swiss Life Holding AG (Registered) 31 13,696 (231) (1.5)
Swisscom AG (Registered) 137 64,149 (1,387) (8.8)
Temenos AG (Registered) 1,197 80,698 340 2.2
UBS Group AG (Registered) 9,029 130,992 (2,974) (18.9)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Roche Holding AG 385 125,330 5,971 37.9
Swiss Re AG 328 24,191 (441) (2.8)
Short Positions
Common Stocks
Austria
ams-OSRAM AG (1,540) (9,586) (72) (0.5)
Switzerland
Alcon, Inc. (554) (32,179) 60 0.4
Bachem Holding AG (1,086) (68,301) (4,134) (26.2)
BKW AG (126) (15,015) 462 2.9
Cie Financiere Richemont SA (Registered) (305) (28,791) 1,057 6.7
Credit Suisse Group AG (Registered) (16,582) (65,592) 2,471 15.7
Dufry AG (Registered) (1,474) (44,750) 2,770 17.6
EMS-Chemie Holding AG (Registered) (89) (56,182) (1,385) (8.8)
Flughafen Zurich AG (Registered) (120) (17,737) 348 2.2
Geberit AG (Registered) (40) (17,152) (279) (1.8)
Givaudan SA (Registered) (13) (39,273) (380) (2.4)
Holcim AG (2,703) (110,770) 1,382 8.8
Idorsia Ltd. (3,005) (38,892) (62) (0.4)
Logitech International SA (Registered) (1,326) (60,621) (913) (5.8)
Partners Group Holding AG (58) (46,678) (122) (0.8)
Schindler Holding AG (223) (34,610) (618) (3.9)
SIG Group AG (7,759) (157,540) 10,899 69.2
Sika AG (Registered) (389) (78,186) (1,249) (7.9)
Straumann Holding AG (Registered) (518) (47,376) (653) (4.1)
Tecan Group AG (Registered) (201) (68,952) (3,520) (22.3)
VAT Group AG (122) (24,757) 1,604 10.2
United States
Nestle SA (Registered) (446) (48,238) (90) (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 09/25/2024 $1,099,552 $(4,500) $(75) $(4,575)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 88 159,916 (2,014) 44.0
Carlsberg A/S 839 98,110 (4,408) 96.4
DSV A/S 390 45,688 192 (4.2)
Genmab A/S 239 76,887 (390) 8.5
H Lundbeck A/S 6,158 19,737 (613) 13.4
H Lundbeck A/S 1,316 3,928 (88) 1.9
ISS A/S 4,949 76,295 (4,270) 93.3
Novo Nordisk A/S 1,280 127,511 2,387 (52.2)
Orsted A/S 2 159 (13) 0.3
Pandora A/S 2,297 107,422 (7,239) 158.2
Short Positions
Common Stocks
Denmark
Chr Hansen Holding A/S (283) (13,940) 362 (7.9)
Coloplast A/S (1,017) (103,352) (1,471) 32.2
Demant A/S (502) (12,410) 592 (12.9)
GN Store Nord A/S (1,361) (23,840) 4,110 (89.8)
Novozymes A/S (740) (37,187) 191 (4.2)
ROCKWOOL A/S (73) (11,515) (242) 5.3
Royal Unibrew A/S (444) (28,769) 1,289 (28.2)
SimCorp A/S (323) (18,179) 1,189 (26.0)
Tryg A/S (2,459) (50,763) 870 (19.0)
Vestas Wind Systems A/S (4,559) (83,944) 5,066 (110.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-5.00% to 0.23%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 09/25/2024 $11,028,733 $(106,104) $153,404 $47,300
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Kesko OYJ 4,094 76,382 (956) (2.0)
Nokia OYJ 26,479 113,676 38 0.1

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France
Cie de Saint-Gobain 5,230 187,002 (5,134) (10.9)
Eiffage SA 1,830 146,753 1,158 2.4
Ipsen SA 920 85,146 1,293 2.7
Orange SA 18,166 164,303 (6,148) (13.0)
Rexel SA 5,534 82,937 (3,027) (6.4)
Sanofi 1,668 127,012 419 0.9
Thales SA 717 79,009 167 0.4
Germany
Bayer AG (Registered) 2,613 120,393 (3,477) (7.3)
Bayerische Motoren Werke AG 1,886 127,828 (5,550) (11.7)
Deutsche Bank AG (Registered) 19,333 143,141 (17,740) (37.5)
GEA Group AG 2,997 96,992 3,442 7.3
Italy
Assicurazioni Generali SpA 5,583 76,232 (3,489) (7.4)
Leonardo SpA 16,037 113,548 (9,705) (20.5)
UniCredit SpA 14,777 149,604 (7,905) (16.7)
Unipol Gruppo SpA 20,684 80,336 (3,810) (8.1)
Netherlands
Aegon NV 28,997 115,263 (6,738) (14.2)
ASR Nederland NV 2,583 99,298 (4,239) (9.0)
Koninklijke Ahold Delhaize NV 2,939 74,861 (1,858) (3.9)
NN Group NV 2,399 93,307 (292) (0.6)
OCI NV 3,016 110,421 4,838 10.2
Singapore
STMicroelectronics NV 2,686 83,474 (6,292) (13.3)
Spain
Banco de Sabadell SA 155,881 103,951 (13,102) (27.7)
Banco Santander SA 53,459 124,394 (6,404) (13.5)
Industria de Diseno Textil SA 5,455 112,573 303 0.6
Red Electrica Corp. SA 9,396 144,187 (9,918) (21.0)
United States
Stellantis NV 16,995 200,753 (11,111) (23.5)
Short Positions
Common Stocks
China
Prosus NV (1,681) (87,457) 3,846 8.1
France
Aeroports de Paris (638) (73,728) 2,337 4.9
Air Liquide SA (1,153) (131,787) 287 0.6
Cie Generale des Etablissements Michelin SCA (3,562) (79,809) 936 2.0
EssilorLuxottica SA (1,066) (144,894) 1,264 2.7
L'Oreal SA (254) (81,214) 635 1.3
LVMH Moet Hennessy Louis Vuitton SE (197) (116,146) 1,009 2.1
Sartorius Stedim Biotech (245) (75,151) 1,085 2.3
Veolia Environnement SA (4,384) (83,788) 2,272 4.8
Worldline SA (1,933) (76,403) 3,428 7.2
Germany
Deutsche Telekom AG (Registered) (5,458) (92,904) 2,492 5.3
RWE AG (3,013) (110,746) 3,826 8.1
Sartorius AG (Preference) (344) (118,991) 2,277 4.8
Siemens Healthineers AG (2,659) (114,059) (5,130) (10.8)
Italy
Ferrari NV (822) (152,223) 4,467 9.4

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands
Adyen NV (83) (103,514) (793) (1.7)
Koninklijke DSM NV (773) (87,960) (2,164) (4.6)
Koninklijke Philips NV (6,268) (96,505) 2,863 6.1
Spain
CaixaBank SA (41,834) (134,742) 5,722 12.1
Cellnex Telecom SA (5,203) (160,495) 130 0.3
Ferrovial SA (4,765) (108,159) (377) (0.8)
United States
Schneider Electric SE (1,155) (130,458) (1,211) (2.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 09/25/2024 $3,649,519 $(66,827) $9,576 $(57,251)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 2,665 144,192 4,398 (7.7)
Jordan
Hikma Pharmaceuticals plc 3,511 52,921 5,506 (9.6)
Nigeria
Airtel Africa plc 39,687 56,923 (4,538) 7.9
United Kingdom
abrdn plc 46,345 70,895 468 (0.8)
Associated British Foods plc 6,907 96,509 (2,745) 4.8
Aviva plc 7,401 31,742 (2,544) 4.4
BAE Systems plc 8,747 76,855 (2,566) 4.5
Barclays plc 67,552 107,484 (13,814) 24.1
Barratt Developments plc 19,179 72,486 (10,002) 17.5
Burberry Group plc 1,658 33,119 2,444 (4.3)
DCC plc 788 40,923 1 (0.0)
Diageo plc 887 37,337 (793) 1.4
Howden Joinery Group plc 9,730 54,357 (3,114) 5.4
HSBC Holdings plc 11,819 61,197 (4,997) 8.7
Inchcape plc 5,126 38,814 (1,965) 3.4
InterContinental Hotels Group plc 2,283 109,954 (1,441) 2.5
Intertek Group plc 1,406 57,687 (1,905) 3.3
Johnson Matthey plc 1,589 32,081 (831) 1.5
Kingfisher plc 15,299 37,241 (2,731) 4.8
Legal & General Group plc 18,291 43,660 (5,824) 10.2

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Lloyds Banking Group plc 150,219 67,897 (7,094) 12.4
Man Group plc 19,543 48,390 (2,976) 5.2
Marks & Spencer Group plc 55,142 60,150 (3,266) 5.7
National Grid plc 4,807 49,484 (3,555) 6.2
Pearson plc 3,692 35,257 (327) 0.6
Reckitt Benckiser Group plc 544 36,057 (1,432) 2.5
Royal Mail plc 28,649 58,315 (4,333) 7.6
Smiths Group plc 4,571 76,139 (2,229) 3.9
Unilever plc 1,269 55,760 (2,333) 4.1
Vodafone Group plc 89,323 99,970 (6,406) 11.2
WPP plc 3,808 31,436 (929) 1.6
United States
GSK plc 8,487 122,575 (2,984) 5.2
Short Positions
Common Stocks
Chile
Antofagasta plc (6,153) (75,398) (3,261) 5.7
Hong Kong
Prudential plc (3,794) (37,134) 2,694 (4.7)
United Kingdom
Admiral Group plc (1,767) (37,538) 2,513 (4.4)
Ashtead Group plc (991) (44,506) (965) 1.7
AstraZeneca plc (684) (75,192) 669 (1.2)
AVEVA Group plc (3,162) (109,096) 2,327 (4.1)
B&M European Value Retail SA (19,886) (67,637) 1,461 (2.6)
Berkeley Group Holdings plc (1,426) (52,100) 682 (1.2)
Compass Group plc (2,225) (44,305) 748 (1.3)
ConvaTec Group plc (22,141) (50,317) 1,944 (3.4)
Croda International plc (440) (31,427) 939 (1.6)
Experian plc (2,304) (67,444) 1,397 (2.4)
Halma plc (2,486) (55,916) 2,486 (4.3)
Hargreaves Lansdown plc (3,753) (35,943) 497 (0.9)
Pennon Group plc (5,485) (47,858) 3,739 (6.5)
St James's Place plc (2,735) (31,147) 1,391 (2.4)
Tate & Lyle plc (4,356) (32,843) 74 (0.1)
United Utilities Group plc (4,311) (42,568) 2,785 (4.9)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HIBOR
plus or minus a specified
spread (-0.75% to 0.30%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 09/23/2024 $1,132,212 $(9,423) $2,598 $(6,825)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 29,500 98,109 (6,743) 98.8
Hong Kong
ASMPT Ltd. 5,300 32,128 (2,948) 43.2
CK Asset Holdings Ltd. 8,500 51,029 (1,165) 17.1
Hang Lung Properties Ltd. 10,000 16,421 (216) 3.2
Hang Seng Bank Ltd. 1,400 21,270 (793) 11.6
Henderson Land Development Co. Ltd. 7,000 19,601 (1,043) 15.3
HKT Trust & HKT Ltd. 5,000 5,856 (539) 7.9
Hong Kong Exchanges & Clearing Ltd. 100 3,418 (144) 2.1
Man Wah Holdings Ltd. 82,400 52,177 (2,829) 41.4
MTR Corp. Ltd. 8,500 38,988 (2,593) 38.0
New World Development Co. Ltd. 11,000 31,241 (1,971) 28.9
Power Assets Holdings Ltd. 4,000 20,051 (994) 14.6
Sino Land Co. Ltd. 24,000 31,568 (46) 0.7
Sun Hung Kai Properties Ltd. 13,000 143,472 (8,395) 123.0
Swire Properties Ltd. 11,800 25,385 (1,012) 14.8
WH Group Ltd. 124,000 77,988 (3,050) 44.7
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (2,200) (5,729) 367 (5.4)
Chow Tai Fook Jewellery Group Ltd. (10,000) (18,794) 901 (13.2)
ESR Group Ltd. (17,400) (43,767) 1,009 (14.8)
Hong Kong
AIA Group Ltd. (4,600) (38,299) 1,755 (25.7)
Techtronic Industries Co. Ltd. (11,500) (109,734) 14,793 (216.8)
Wharf Real Estate Investment Co. Ltd. (17,000) (77,068) 2,305 (33.8)
Macau
Galaxy Entertainment Group Ltd. (22,000) (129,314) 2,552 (37.4)
Sands China Ltd. (8,400) (20,918) 912 (13.4)
Wynn Macau Ltd. (31,200) (19,887) 464 (6.8)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the NIBOR
plus or minus a specified
spread (-0.23% to 0.23%),
which is denominated in NOK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 09/25/2024 $454,850 $12,527 $2,085 $14,612
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 2,246 78,824 (2,118) (14.5)
Norway
Gjensidige Forsikring ASA 442 7,584 (315) (2.2)
Leroy Seafood Group ASA 5,913 23,322 (8,718) (59.7)
Mowi ASA 811 10,316 (2,603) (17.8)
Norsk Hydro ASA 17,470 93,743 1,712 11.7
Orkla ASA 5,314 38,629 (931) (6.4)
Telenor ASA 5,606 51,307 (1,955) (13.4)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (145) (5,771) 994 6.8
France
Adevinta ASA (3,538) (21,078) (7) (0.0)
Norway
Kongsberg Gruppen ASA (1,009) (30,621) (1,783) (12.2)
Salmar ASA (1,588) (53,526) 29,167 199.6
Schibsted ASA (795) (10,728) 56 0.4
TOMRA Systems ASA (1,246) (21,984) (901) (6.2)
United Kingdom
Subsea 7 SA (939) (7,417) (71) (0.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the STIBOR
plus or minus a specified
spread (-5.25% to 0.23%),
which is denominated in SEK
based on the local currencies
of the positions within the
swap.
24-25 months
maturity
ranging from
12/27/2023
- 09/25/2024 $2,125,761 $(30,473) $(24,193) $(54,666)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Colombia
Millicom International Cellular SA 5,731 65,822 (2,113) 3.9
Finland
Nordea Bank Abp 6,059 51,854 (2,492) 4.6

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
(Continued)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden
Assa Abloy AB 669 12,534 80 (0.1)
Axfood AB 935 21,422 (795) 1.5
BillerudKorsnas AB 3,571 41,925 1,461 (2.7)
Boliden AB 3,614 111,658 6,944 (12.7)
Elekta AB 5,827 29,595 307 (0.6)
Essity AB 2,710 53,541 233 (0.4)
Evolution AB 230 18,181 525 (1.0)
Getinge AB 1,614 27,601 739 (1.4)
H & M Hennes & Mauritz AB 1,782 16,475 (280) 0.5
Husqvarna AB 2,244 12,439 12 (0.0)
Saab AB 1,798 56,020 1,064 (1.9)
Sandvik AB 1,917 26,132 454 (0.8)
Skanska AB 3,122 38,856 19 (0.0)
SSAB AB 41,346 176,195 (2,115) 3.9
Svenska Cellulosa AB SCA 2,197 27,877 161 (0.3)
Svenska Handelsbanken AB 5,672 46,561 (1,022) 1.9
Swedbank AB 6,940 91,093 (1,710) 3.1
Swedish Orphan Biovitrum AB 692 13,374 741 (1.4)
Telefonaktiebolaget LM Ericsson 21,169 123,742 (3,756) 6.9
Telia Co. AB 40,099 115,488 (5,195) 9.5
Trelleborg AB 383 7,185 17 (0.0)
Volvo AB 1,483 20,986 (213) 0.4
United States
Sinch AB 10,973 14,547 12 (0.0)
Short Positions
Common Stocks
Sweden
AAK AB (1,462) (19,330) 332 (0.6)
Alfa Laval AB (1,502) (37,245) (1,866) 3.4
Atlas Copco AB (3,389) (31,499) (2) 0.0
Beijer Ref AB (3,141) (38,622) (2,734) 5.0
Electrolux AB (890) (9,250) 314 (0.6)
Embracer Group AB (18,241) (108,118) (11,551) 21.1
Epiroc AB (2,434) (34,820) (2,162) 4.0
EQT AB (4,040) (78,062) (812) 1.5
Hexagon AB (17,709) (165,387) (2,541) 4.6
Hexpol AB (1,416) (11,614) (347) 0.6
Holmen AB (1,026) (38,933) (612) 1.1
Indutrade AB (3,513) (56,981) (777) 1.4
Lifco AB (2,693) (37,360) (1,082) 2.0
Nibe Industrier AB (11,359) (101,325) (423) 0.8
Securitas AB (1,571) (10,906) 481 (0.9)
Skandinaviska Enskilda Banken AB (1,491) (14,210) 31 (0.1)
SKF AB (5,843) (78,276) (1,143) 2.1
Sweco AB (1,203) (10,091) (313) 0.6
Volvo Car AB (5,215) (22,629) 1,656 (3.0)

AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND
Schedule of Investments
September 30, 2022 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SORA
plus or minus a specified
spread (-0.30% to 0.35%),
which is denominated in SGD
based on the local currencies
of the positions within the
swap.
24 months
maturity
ranging from
12/18/2023
- 09/23/2024 $524,514 $(15,695) $(180) $(15,875)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 19,000 50,547 (516) 3.3
Yangzijiang Shipbuilding Holdings Ltd. 183,700 131,146 (10,826) 68.2
Singapore
City Developments Ltd. 6,600 34,783 (1,290) 8.1
Genting Singapore Ltd. 25,500 13,858 9 (0.1)
Oversea-Chinese Banking Corp. Ltd. 13,500 110,617 (1,612) 10.2
Singapore Technologies Engineering Ltd. 6,100 15,155 (220) 1.4
Singapore Telecommunications Ltd. 36,000 66,429 256 (1.6)
United Overseas Bank Ltd. 2,800 50,715 (1,590) 10.0
Short Positions
Common Stocks
Singapore
DBS Group Holdings Ltd. (1,800) (41,640) (44) 0.3
Keppel Corp. Ltd. (2,000) (9,624) 138 (0.9)

Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
September 30, 2022 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
See notes to Schedule of Investments.
September 30, 2022 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 1.68%
Australian Bank-Bill Reference Rate (“BBR”): 2.71%
Australian Overnight Indexed Swap Rate (“AOISR”): 2.31%
Bank of Japan Estimate Unsecured Overnight Call Rate (“MUTSC”): -0.07%
Brazilian Interbank Certificate of Deposit (“CDI”): 13.65%
Canadian Bankers’ Acceptance Rate ("BA"): 3.76%
Canadian Dollar Offered Rate (“CDOR”): 3.76%
Canadian Overnight Repo Rate Average ("CORRA"): 3.26%
Copenhagen Interbank Offered Rate(“CIBOR”): 1.02%
Denmark Tomorrow/Next : 0.77%
Euro Short-Term Rate ("ESTR"): 0.64%
Federal Funds Floating Rate: 3.08%
Hong Kong Interbank Offered Rate (“HIBOR”): 2.62%
Hong Kong Overnight Index Average (“HONIX”): 2.19%
Johannesburg Interbank Agreed Rate (“JIBAR”): 6.31%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 9.54%
Norway Interbank Offered Rate ("NIBOR"): 2.70%
Norwegian Overnight Weighted Average ("NOWA"): 2.27%
Overnight Bank Funding Rate ("OBFR"): 3.07%
Rand Overnight Deposit Rate: 6.08%
Reserve Bank of Australia Cash Rate  (“RBACR”):  2.31%
Singapore Overnight Rate Average (“SORA”): 4.39%
Sterling Overnight Index Average (“SONIA”): 2.19%
Swiss Average Rate Overnight (“SARON”): 0.44%
Tokyo Overnight Average Rate (“TONAR”):  -0.07%
Warsaw Interbank Offered Rate(“WIBOR”): 7.01%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
September 30, 2022 (Unaudited)
The Consolidated Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures Strategy
Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund and AQR Style Premia
Alternative Fund (“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore
Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore
Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd. and  AQR Style Premia Alternative Offshore Fund Ltd., respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their
Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
September 30, 2022 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 64,405,079 $ 48,044,295 $ – $ 112,449,374
Preferred Stocks
†
................................ 18,034 – – 18,034
Short-Term Investments ........................... 79,115,943 38,678,526 – 117,794,469
Futures Contracts* ............................... 7,892,149 – – 7,892,149
Forward Foreign Currency Exchange Contracts* ........ – 6,860,082 – 6,860,082
Interest Rate Swap Contracts* ...................... – 6,151,796 – 6,151,796
Total Return Swaps Contracts* ...................... – 254,033 – 254,033
Total Assets $ 151,431,205 $ 99,988,732 $ – $ 251,419,937
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (57,984,377) $ (45,965,878) $ – $ (103,950,255)
Preferred Stocks (Sold Short)
†
...................... (31,878) – – (31,878)
Warrants (Sold Short)
†
............................ (7,124) – – (7,124)
Futures Contracts* ............................... (6,090,937) – – (6,090,937)
Forward Foreign Currency Exchange Contracts* ........ – (7,430,876) – (7,430,876)
Interest Rate Swap Contracts* ...................... – (5,702,151) – (5,702,151)
Total Return Swaps Contracts* ...................... – (497,401) – (497,401)
Total Liabilities $ (64,114,316) $ (59,596,306) $ – $ (123,710,622)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 310,996,827 $ 133,605,604 $ 282,452 $ 444,884,883
Corporate Bonds ................................ – 4,592,025 217,289 4,809,314
Convertible Bonds ............................... – 272,340,661 – 272,340,661
Closed End Funds ............................... 24,547,287 – – 24,547,287
Rights ........................................ 137,172 83,935 306,646 527,753
Warrants ...................................... 2,665,542 830,763 167,145 3,663,450
Units ......................................... 2,020,178 1,031,400 – 3,051,578
Short-Term Investments ........................... 595,032,286 323,681,726 – 918,714,012
Futures Contracts* ............................... 5,559,245 – – 5,559,245
Forward Foreign Currency Exchange Contracts* ........ – 3,024,566 – 3,024,566
Credit Default Swap Contracts* ..................... – 4,242,552 – 4,242,552
Total Return Basket Swaps Contracts* ................ – 426,430 – 426,430
Total Assets $ 940,958,537 $ 743,859,662 $ 973,532 $ 1,685,791,731
LIABILITIES
Common Stocks (Sold Short) ...................... $ (60,549,378) $ – $ –
(a)
$ (60,549,378)
Convertible Bonds (Sold Short) ..................... – (7,448,060) – (7,448,060)
Futures Contracts* ............................... (11,972,498) – – (11,972,498)
Forward Foreign Currency Exchange Contracts* ........ – (101,096) – (101,096)
Total Return Basket Swaps Contracts* ................ – (70,361,200) – (70,361,200)
Total Liabilities $ (72,521,876) $ (77,910,356) $ –
(a)
$ (150,432,232)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 134,358,713 $ – $ – $ 134,358,713
Short-Term Investments ........................... 2,759,682 – – 2,759,682
Total Assets $ 137,118,395 $ – $ – $ 137,118,395

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
September 30, 2022 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 5,203,292 $ – $ 5,203,292
Short-Term Investments ........................... 69,764,100 57,955,579 – 127,719,679
Forward Foreign Currency Exchange Contracts* ........ – 19,482 – 19,482
Total Return Basket Swaps Contracts* ................ – 402,790 – 402,790
Total Assets $ 69,764,100 $ 63,581,143 $ – $ 133,345,243
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (4,526,762) $ – $ (4,526,762)
Forward Foreign Currency Exchange Contracts* ........ – (7,518) – (7,518)
Total Return Basket Swaps Contracts* ................ – (1,703,137) – (1,703,137)
Total Liabilities $ – $ (6,237,417) $ – $ (6,237,417)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 103,491,629 $ 316,599,045 $ – $ 420,090,674
Forward Foreign Currency Exchange Contracts* ........ – 1,680 – 1,680
Total Return Basket Swaps Contracts* ................ – 8,466,211 – 8,466,211
Total Assets $ 103,491,629 $ 325,066,936 $ – $ 428,558,565
LIABILITIES
Futures Contracts* ............................... $ (13,547,506) $ – $ – $ (13,547,506)
Forward Foreign Currency Exchange Contracts* ........ – (2,966,306) – (2,966,306)
Total Return Basket Swaps Contracts* ................ – (7,977,332) – (7,977,332)
Total Return Swaps Contracts* ...................... – (1,406,257) – (1,406,257)
Total Liabilities $ (13,547,506) $ (12,349,895) $ – $ (25,897,401)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 4,886,277 $ 5,025,213 $ – $ 9,911,490
U.S. Treasury Obligations ......................... – 10,891,171 – 10,891,171
Short-Term Investments ........................... 72,418,234 54,357,123 – 126,775,357
Futures Contracts* ............................... 10,145,688 – – 10,145,688
Forward Foreign Currency Exchange Contracts* ........ – 8,040,205 – 8,040,205
Interest Rate Swap Contracts* ...................... – 9,484,324 – 9,484,324
Credit Default Swap Contracts* ..................... – 191,161 – 191,161
Total Return Swaps Contracts* ...................... – 272,453 – 272,453
Total Assets $ 87,450,199 $ 88,261,650 $ – $ 175,711,849
LIABILITIES
U.S. Treasury Obligations (Sold Short) ............... $ – $ (11,637,562) $ – $ (11,637,562)
Reverse Repurchase Agreements ................... – (11,271,625) – (11,271,625)
Futures Contracts* ............................... (7,358,633) – – (7,358,633)
Forward Foreign Currency Exchange Contracts* ........ – (9,430,220) – (9,430,220)
Interest Rate Swap Contracts* ...................... – (8,572,308) – (8,572,308)
Credit Default Swap Contracts* ..................... – (17,756) – (17,756)
Total Return Swaps Contracts* ...................... – (259,818) – (259,818)
Total Liabilities $ (7,358,633) $ (41,189,289) $ – $ (48,547,922)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
September 30, 2022 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 682,822,360 $ 892,312,533 $ – $ 1,575,134,893
Futures Contracts* ............................... 92,247,127 – – 92,247,127
Forward Foreign Currency Exchange Contracts* ........ – 79,534,010 – 79,534,010
Interest Rate Swap Contracts* ...................... – 147,814,453 – 147,814,453
Credit Default Swap Contracts* ..................... – 483,563 – 483,563
Total Return Basket Swaps Contracts* ................ – 8,638,987 – 8,638,987
Total Return Swaps Contracts* ...................... – 3,494,414 – 3,494,414
Total Assets $ 775,069,487 $ 1,132,277,960 $ – $ 1,907,347,447
LIABILITIES
Futures Contracts* ............................... $ (16,511,317) $ – $ – $ (16,511,317)
Forward Foreign Currency Exchange Contracts* ........ – (79,279,516) – (79,279,516)
Interest Rate Swap Contracts* ...................... – (140,516,439) – (140,516,439)
Total Return Basket Swaps Contracts* ................ – (2,421,789) – (2,421,789)
Total Return Swaps Contracts* ...................... – (425,218) – (425,218)
Total Liabilities $ (16,511,317) $ (222,642,962) $ – $ (239,154,279)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 44,241,909 $ 108,467,684 $ – $ 152,709,593
Futures Contracts* ............................... 12,998,228 – – 12,998,228
Forward Foreign Currency Exchange Contracts* ........ – 11,049,107 – 11,049,107
Interest Rate Swap Contracts* ...................... – 22,700,966 – 22,700,966
Credit Default Swap Contracts* ..................... – 77,869 – 77,869
Total Return Basket Swaps Contracts* ................ – 814,518 – 814,518
Total Return Swaps Contracts* ...................... – 488,438 – 488,438
Total Assets $ 57,240,137 $ 143,598,582 $ – $ 200,838,719
LIABILITIES
Futures Contracts* ............................... $ (2,437,792) $ – $ – $ (2,437,792)
Forward Foreign Currency Exchange Contracts* ........ – (11,034,782) – (11,034,782)
Interest Rate Swap Contracts* ...................... – (21,651,054) – (21,651,054)
Total Return Basket Swaps Contracts* ................ – (140,099) – (140,099)
Total Return Swaps Contracts* ...................... – (44,818) – (44,818)
Total Liabilities $ (2,437,792) $ (32,870,753) $ – $ (35,308,545)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 51,870,078 $ 23,185,204 $ –
(a)
$ 75,055,282
Foreign Government Securities ..................... – 10,025,087 – 10,025,087
U.S. Treasury Obligations ......................... – 7,182,059 – 7,182,059
Short-Term Investments ........................... 30,140,175 26,659,030 – 56,799,205
Futures Contracts* ............................... 4,082,263 – – 4,082,263
Forward Foreign Currency Exchange Contracts* ........ – 4,249,696 – 4,249,696
Total Return Swaps Contracts* ...................... – 191,627 – 191,627
Total Assets $ 86,092,516 $ 71,492,703 $ –
(a)
$ 157,585,219
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (9,938,542) $ (7,554,633) $ – $ (17,493,175)
Futures Contracts* ............................... (4,839,866) – – (4,839,866)
Forward Foreign Currency Exchange Contracts* ........ – (4,620,022) – (4,620,022)
Total Return Swaps Contracts* ...................... – (26,040) – (26,040)
Total Liabilities $ (14,778,408) $ (12,200,695) $ – $ (26,979,103)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
September 30, 2022 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 223,179,978 $ 185,104,772 $ – $ 408,284,750
Futures Contracts* ............................... 27,965,792 – – 27,965,792
Total Return Swaps Contracts* ...................... – 15,381 – 15,381
Total Assets $ 251,145,770 $ 185,120,153 $ – $ 436,265,923
LIABILITIES
Futures Contracts* ............................... $ (36,720,842) $ – $ – $ (36,720,842)
Total Return Swaps Contracts* ...................... – (15,432) – (15,432)
Total Liabilities $ (36,720,842) $ (15,432) $ – $ (36,736,274)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 29,951,517 $ – $ 29,951,517
Short-Term Investments ........................... 295,480,892 385,987,261 – 681,468,153
Futures Contracts* ............................... 49,637,004 – – 49,637,004
Forward Foreign Currency Exchange Contracts* ........ – 41,716,991 – 41,716,991
Interest Rate Swap Contracts* ...................... – 53,814,892 – 53,814,892
Total Return Basket Swaps Contracts* ................ – 5,274,316 – 5,274,316
Total Return Swaps Contracts* ...................... – 1,380,484 – 1,380,484
Total Assets $ 345,117,896 $ 518,125,461 $ – $ 863,243,357
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (441,335) $ (27,467,666) $ (2) $ (27,909,003)
Futures Contracts* ............................... (46,753,554) – – (46,753,554)
Forward Foreign Currency Exchange Contracts* ........ – (48,016,671) – (48,016,671)
Interest Rate Swap Contracts* ...................... – (49,258,587) – (49,258,587)
Total Return Basket Swaps Contracts* ................ – (15,047,481) – (15,047,481)
Total Return Swaps Contracts* ...................... – (3,834,573) – (3,834,573)
Total Liabilities $ (47,194,889) $ (143,624,978) $ (2) $ (190,819,869)
AQR SUSTAINABLE LONG-SHORT EQUITY CARBON
AWARE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 4,081,080 $ 9,817,147 $ – $ 13,898,227
Forward Foreign Currency Exchange Contracts* ........ – 1,022 – 1,022
Total Return Basket Swaps Contracts* ................ – 95,264 – 95,264
Total Assets $ 4,081,080 $ 9,913,433 $ – $ 13,994,513
LIABILITIES
Forward Foreign Currency Exchange Contracts* ........ $ – $ (137,546) $ – $ (137,546)
Total Return Basket Swaps Contracts* ................ – (1,211,906) – (1,211,906)
Total Liabilities $ – $ (1,349,452) $ – $ (1,349,452)
*
Derivative instruments, including futures, total return swap, total return basket swap, forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2022
September 30, 2022 (Unaudited)
Securities classified as Level 3 in the Schedules of Investments of AQR Diversified Arbitrage Fund, AQR Multi-Asset Fund and AQR Style Premia
Alternative Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.